Vanguard Intermediate-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.8%)
Alabama (1.4%)
	Alabama 21st Century Authority Tobacco Settlement Funded Revenue	5.000%	6/1/21	3,000	3,117
	Alabama Economic Settlement Authority Miscellaneous Revenue	4.000%	9/15/33	7,500	8,291
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	5.000%	9/1/30	8,190	9,560
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/29	3,345	4,327
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	4.000%	6/1/37	10,030	11,799
	Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	6,905	7,573
	Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	7,245	7,946
	Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	7,000	7,677
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	5/1/21	4,895	5,067
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,195	2,573
	Auburn University College & University Revenue, Prere.	5.000%	6/1/22	3,000	3,265
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/26	1,520	1,822
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/27	1,750	2,096
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/28	2,750	3,287
	Baldwin County AL Board of Education Sales Tax Revenue, Prere.	5.000%	12/1/24	3,000	3,611
	Baldwin County AL Board of Education Sales Tax Revenue, Prere.	5.000%	12/1/24	6,335	7,626
	Baldwin County AL Board of Education Sales Tax Revenue, Prere.	5.000%	12/1/24	2,005	2,413
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	700	896
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	750	979
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	500	663
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	350	461
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	375	486

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	350	414
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	500	587
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	400	468
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	400	466
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	600	698
	Birmingham AL GO	5.000%	3/1/32	5,000	5,559
	Birmingham Water Works Board Water Revenue	5.000%	1/1/26	1,795	2,229
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	3,945	5,043
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	1,100	1,406
	Birmingham Water Works Board Water Revenue	5.000%	1/1/28	1,250	1,644
	Birmingham Water Works Board Water Revenue	5.000%	1/1/33	4,000	4,961
	Birmingham Water Works Board Water Revenue	5.000%	1/1/35	5,000	6,139
	Birmingham-Jefferson Civic Center Authority	5.000%	7/1/32	1,150	1,288
	Birmingham-Jefferson Civic Center Authority	5.000%	7/1/33	1,500	1,671
	Birmingham-Jefferson Civic Center Authority	5.000%	7/1/34	1,825	2,029
	Birmingham-Jefferson Civic Center Authority	5.000%	7/1/35	2,155	2,387
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	67,095	77,435
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	27,500	32,195
[2]	Black Belt Energy Gas District Natural Gas Revenue FR PUT, 67% of 1M USD LIBOR + 0.900%	1.015%	12/1/23	9,500	9,418
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/21	90,360	92,620
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	7/1/22	8,715	9,230
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	38,040	41,836
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/28	485	610
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/29	500	640
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/30	425	552
	Hoover AL GO	4.000%	7/1/30	2,485	2,948
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/26	660	842
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/26	300	383
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/27	400	516
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/27	275	355
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/28	500	643
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/28	395	508
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	1,000	1,282

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	500	641
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/31	365	462
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/32	1,040	1,308
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/33	1,010	1,264
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/34	1,880	2,347
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/35	2,000	2,490
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/36	2,025	2,514
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/37	1,500	1,856
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/38	1,325	1,635
	Huntsville AL GO	5.000%	5/1/21	2,330	2,414
	Huntsville AL GO	5.000%	5/1/24	2,410	2,841
	Huntsville AL GO	5.000%	5/1/25	2,535	3,098
	Huntsville AL GO	5.000%	5/1/25	2,955	3,611
	Huntsville AL GO	5.000%	3/1/26	295	310
	Huntsville AL GO	5.000%	5/1/26	2,660	3,352
	Huntsville AL GO	5.000%	5/1/33	575	593
	Huntsville AL GO	5.000%	5/1/34	3,515	4,482
	Huntsville AL GO	5.000%	5/1/35	3,690	4,691
	Huntsville AL GO	5.000%	5/1/35	3,000	3,814
	Huntsville AL GO	5.000%	5/1/36	3,875	4,909
	Huntsville AL GO	5.000%	5/1/36	4,330	5,486
	Huntsville AL GO	5.000%	5/1/36	5,055	6,670
	Huntsville AL GO	5.000%	5/1/37	4,070	5,142
	Huntsville AL GO	5.000%	5/1/37	3,050	3,853
	Huntsville AL GO	5.000%	5/1/37	5,055	6,649
	Huntsville AL GO	5.000%	5/1/38	2,270	2,861
	Huntsville AL GO, Prere.	5.000%	5/1/21	2,375	2,459
	Huntsville AL GO, Prere.	5.000%	5/1/21	2,050	2,123
	Huntsville AL GO, Prere.	5.000%	9/1/21	2,245	2,359
	Huntsville AL Water Revenue	5.000%	11/1/25	1,500	1,829
	Huntsville AL Water Revenue	5.000%	11/1/27	1,655	2,005
	Huntsville AL Water Revenue	5.000%	11/1/28	1,525	1,843
	Jefferson County AL GO	5.000%	4/1/26	3,610	4,479
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/25	3,680	4,486
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/27	5,465	6,910
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/28	2,540	3,202
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/29	5,305	6,664
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/30	7,575	9,469
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/32	5,000	6,190
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	6,700	8,260
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	3,305	4,066
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/36	5,105	5,834
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/37	16,995	19,343
	Jefferson County AL Sewer Revenue	5.000%	10/1/22	1,730	1,880
	Jefferson County AL Sewer Revenue	5.000%	10/1/23	7,000	7,866
[3]	Jefferson County AL Sewer Revenue	0.000%	10/1/26	1,000	850
[3]	Jefferson County AL Sewer Revenue	0.000%	10/1/27	1,410	1,123
[3]	Jefferson County AL Sewer Revenue	0.000%	10/1/28	1,500	1,115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	54,305	62,540
	Mobile County Board of School Commissioners	5.000%	3/1/27	3,505	4,288
	Mobile County Board of School Commissioners	5.000%	3/1/29	3,575	4,348
	Mobile County Board of School Commissioners	5.000%	3/1/30	2,500	3,030
	Mobile County Board of School Commissioners	5.000%	3/1/31	3,000	3,622
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	270,410	299,457
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	30,635	34,090
[1]	Troy University College & University Revenue	5.000%	11/1/27	1,175	1,501
[1]	Troy University College & University Revenue	5.000%	11/1/28	330	432
[1]	Troy University College & University Revenue	5.000%	11/1/29	1,000	1,334
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue	5.000%	8/1/30	1,600	1,978
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue	5.000%	8/1/34	1,045	1,272
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue	5.000%	8/1/35	1,500	1,819
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue	5.000%	8/1/36	2,025	2,449
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	572
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	625	815
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	800	1,068
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	600	796
	University of Alabama College & University Revenue	5.000%	7/1/21	10,530	10,995
[3]	University of South Alabama College & University Revenue	4.000%	4/1/22	300	319
[3]	University of South Alabama College & University Revenue	4.000%	4/1/23	250	272
[3]	University of South Alabama College & University Revenue	4.000%	4/1/24	375	420
[3]	University of South Alabama College & University Revenue	5.000%	11/1/24	1,675	1,976
[3]	University of South Alabama College & University Revenue	5.000%	11/1/25	1,700	2,068
[3]	University of South Alabama College & University Revenue	5.000%	11/1/27	2,035	2,525
[3]	University of South Alabama College & University Revenue	5.000%	4/1/28	750	969
[3]	University of South Alabama College & University Revenue	5.000%	11/1/28	2,310	2,858
[3]	University of South Alabama College & University Revenue	5.000%	4/1/29	535	705
[3]	University of South Alabama College & University Revenue	5.000%	11/1/29	1,110	1,365
[3]	University of South Alabama College & University Revenue	5.000%	4/1/30	400	538
[3]	University of South Alabama College & University Revenue	5.000%	4/1/31	425	566

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	University of South Alabama College & University Revenue	5.000%	4/1/32	1,980	2,607
[3]	University of South Alabama College & University Revenue	5.000%	11/1/33	5,110	6,125
[3]	University of South Alabama College & University Revenue	4.000%	4/1/36	1,400	1,642
[3]	University of South Alabama College & University Revenue	4.000%	4/1/38	1,000	1,165
[3]	University of South Alabama College & University Revenue	4.000%	4/1/40	1,030	1,193
					1,051,904
Alaska (0.1%)
	Alaska GO	5.000%	8/1/24	5,005	5,595
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II)	5.000%	12/1/25	475	511
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II)	5.000%	12/1/26	825	887
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II)	5.000%	12/1/29	310	333
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	2,600	2,827
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	4,505	4,899
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	1,690	1,838
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	2/1/32	4,855	5,284
	Anchorage AK Electric Electric Power & Light Revenue	5.000%	12/1/26	2,350	2,787
	Anchorage AK Electric Electric Power & Light Revenue	5.000%	12/1/34	4,500	5,292
	Anchorage AK GO	5.000%	9/1/26	6,590	8,055
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/30	1,565	1,991
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/31	2,000	2,534
	Anchorage AK Water Revenue	5.000%	5/1/30	2,095	2,666
	Anchorage AK Water Revenue	5.000%	5/1/31	1,570	1,989
	Anchorage AK Water Revenue	5.000%	5/1/34	4,000	5,004
	Anchorage AK Water Revenue	5.000%	5/1/35	4,000	4,989
	Anchorage AK Water Revenue	5.000%	5/1/36	3,470	4,314
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/31	15,000	17,442
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/32	5,000	5,790
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.625%	6/1/23	1,155	1,155
					86,182
Arizona (1.7%)
	Arizona COP	5.000%	9/1/20	1,700	1,706
	Arizona COP	5.000%	10/1/26	10,590	13,293
	Arizona COP	5.000%	10/1/27	13,400	17,278
	Arizona COP	5.000%	10/1/28	11,330	14,997
	Arizona COP	5.000%	10/1/29	17,350	23,515
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/22	8,520	9,300
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/23	4,225	4,604
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/24	6,405	7,589
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	6,000	7,086

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	4,375	5,434
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	14,000	17,325
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	5,125	6,332
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	7,580	8,279
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	1,925	2,102
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	3,480	3,549
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	3,100	3,286
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	5,000	5,306
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,000	1,133
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,925	4,573
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	6,500	6,869
[4]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.160%	8/5/20	12,200	12,200
[5]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/38	1,810	2,013
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/39	1,000	1,057
[5]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/30	625	649
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/28	3,300	4,253
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/28	1,635	2,121
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	500	653
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/29	1,410	1,862
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/29	2,450	3,254
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/29	3,530	4,715
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/29	2,610	3,504
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/30	2,000	2,699
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/30	2,780	3,770
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/30	2,865	3,904
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/31	1,785	2,455
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/31	3,125	4,316
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/31	2,215	3,073
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	4,650	6,475
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/27	400	487
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/28	325	405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/29	700	888
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/31	325	408
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/32	325	404
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/33	350	433
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/34	250	284
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	530	651
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/36	555	679
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/37	775	945
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/38	650	790
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/39	500	560
	Arizona IDA Parking Auto Parking Revenue	5.000%	5/1/31	480	509
	Arizona Lottery Revenue	5.000%	7/1/26	6,390	7,987
	Arizona Lottery Revenue	5.000%	7/1/27	7,000	8,965
	Arizona Lottery Revenue	5.000%	7/1/28	5,500	7,234
	Arizona School Facilities Board COP	5.000%	9/1/21	5,130	5,387
	Arizona State University College & University Revenue	5.000%	7/1/26	810	1,018
	Arizona State University College & University Revenue	5.000%	7/1/27	315	341
	Arizona State University College & University Revenue	5.000%	7/1/28	3,510	4,253
	Arizona State University College & University Revenue	5.000%	7/1/28	1,860	2,254
	Arizona State University College & University Revenue	5.000%	7/1/28	840	1,083
	Arizona State University College & University Revenue	5.000%	7/1/28	285	308
	Arizona State University College & University Revenue	5.000%	7/1/30	715	835
	Arizona State University College & University Revenue	5.000%	7/1/31	725	872
	Arizona State University College & University Revenue	5.000%	7/1/32	875	1,048
	Arizona State University College & University Revenue	5.000%	7/1/32	780	907
	Arizona State University College & University Revenue	5.000%	7/1/33	700	836
	Arizona State University College & University Revenue	5.000%	7/1/33	750	870
	Arizona State University College & University Revenue	5.000%	7/1/34	1,000	1,192
	Arizona State University College & University Revenue	5.000%	7/1/34	750	868
	Arizona State University College & University Revenue	5.000%	7/1/34	1,250	1,572
	Arizona State University College & University Revenue	5.000%	7/1/35	600	714
	Arizona State University College & University Revenue	5.000%	7/1/35	750	867
	Arizona State University College & University Revenue	5.000%	7/1/35	1,280	1,604

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Arizona State University College & University Revenue	5.000%	7/1/36	1,000	1,153
Arizona State University College & University Revenue	5.000%	7/1/37	1,500	1,869
Arizona State University College & University Revenue, Prere.	5.000%	7/1/22	800	871
Arizona State University College & University Revenue, Prere.	5.000%	7/1/22	715	779
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/21	6,755	7,051
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/22	10,275	11,226
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	12,030	13,706
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	27,590	32,642
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/20	1,345	1,355
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/21	2,235	2,360
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/22	6,035	6,654
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/27	12,000	14,289
Arizona Water Infrastructure Finance Authority Water Revenue, ETM	5.000%	10/1/20	2,155	2,172
Arizona Water Infrastructure Finance Authority Water Revenue, ETM	5.000%	10/1/21	1,450	1,530
Arizona Water Infrastructure Finance Authority Water Revenue, ETM	5.000%	10/1/22	1,490	1,640
Chandler AZ GO	4.000%	7/1/22	3,570	3,833
Chandler AZ GO	5.000%	7/1/23	3,400	3,879
Chandler AZ GO	5.000%	7/1/24	5,905	7,012
Gilbert AZ GO	5.000%	7/1/21	7,290	7,613
Gilbert Water Resource Municipal Property Corp. Water Revenue	5.000%	7/1/27	2,555	3,234
Glendale AZ Sales Tax Revenue	5.000%	7/1/21	2,990	3,118
Glendale AZ Sales Tax Revenue	5.000%	7/1/22	3,140	3,390
Glendale AZ Sales Tax Revenue	5.000%	7/1/25	9,445	11,192
Glendale AZ Sales Tax Revenue	5.000%	7/1/27	3,495	4,317
Glendale AZ Sales Tax Revenue	5.000%	7/1/29	2,500	3,059
Glendale AZ Sales Tax Revenue	5.000%	7/1/30	8,745	10,303
Glendale AZ Sales Tax Revenue	5.000%	7/1/31	6,415	7,548
Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/30	1,775	2,086
Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/31	1,500	1,750
Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/31	1,800	2,100
Kyrene Elementary School District No. 28 (Project 2010) GO	5.250%	7/1/28	690	791
Kyrene Elementary School District No. 28 (Project 2010) GO	5.500%	7/1/29	480	554
Kyrene Elementary School District No. 28 (Project 2010) GO	5.500%	7/1/30	375	433
La Paz County IDA Charter School Aid Revenue	5.000%	2/15/28	350	399
La Paz County IDA Charter School Aid Revenue	5.000%	2/15/38	600	679
Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/28	2,850	3,826
Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/29	2,550	3,513

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/25	6,685	8,190
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/30	2,150	2,450
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/31	2,415	2,728
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/32	1,500	1,671
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/33	2,310	2,542
	Maricopa County High School District No. 214 Tolleson Union High School GO	4.000%	7/1/35	1,700	2,064
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/34	500	567
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/39	750	920
[5]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/39	2,500	2,707
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	8,050	9,998
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	15,345	19,528
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/32	12,020	13,788
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	9,045	11,017
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,035	1,279
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	7,510	9,073
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,000	1,226
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,222
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,140	2,605
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,520	3,059
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,615	1,931
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	6,080
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	15,000	18,115
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/23	2,250	2,560
	Maricopa County Unified School District No. 48 Scottsdale GO	5.000%	7/1/22	8,465	9,249
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/29	1,620	1,959
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/30	1,425	1,715
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/31	2,010	2,401
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/28	1,000	1,347
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/24	1,625	1,907
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/34	2,900	3,516

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/35	2,010	2,430
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/36	2,530	3,050
	Mesa AZ Utility System Water Revenue	4.000%	7/1/32	6,815	7,894
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/36	3,335	4,333
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/37	3,275	4,240
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	11,070	12,099
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	6,320	6,908
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	11,000	12,023
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/23	7,195	8,202
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	7,835	9,286
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	9,040	10,711
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	11,000	13,005
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/27	2,565	3,029
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	16,000	18,055
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	6,440	7,863
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	2,730	3,333
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/29	30,000	33,781
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/30	3,895	4,851
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	12,540	15,509
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	1,870	2,334
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	9,530	11,855
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	1,625	2,001
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	5,120	6,359
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	13,160	16,294
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	4,500	5,512
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	3,275	4,061
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	11,565	14,259
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	6,845	8,216
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	8,520	10,549
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	12,815	15,759
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	2,000	2,437

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	24,550	29,858
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	10,000	12,252
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	4,190	5,089
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	10,035	12,165
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	8,750	10,687
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	3,185	3,858
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	20,065	24,264
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	8,715	10,616
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/38	4,000	4,835
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/39	10,090	12,221
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/26	1,790	2,255
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/27	2,035	2,638
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	276
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	700	782
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/31	700	772
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	300	327
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/32	650	841
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/33	765	984
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/34	1,245	1,598
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/36	500	637
	Pima County AZ GO	4.000%	7/1/21	6,000	6,209
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/24	5,820	6,886
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/25	5,245	6,426
[5]	Pima County IDA Charter School Aid Revenue	4.125%	6/15/29	2,450	2,450
[5]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/34	2,180	2,236
[5]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/39	1,310	1,331
	Pima County IDA Electric Power & Light Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	12,000	12,663
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/22	3,140	3,416
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/23	3,585	4,065
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/26	3,600	4,073
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/22	2,025	2,223
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/23	1,155	1,325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/25	1,655	1,977
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	5,020	6,428
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	3,145	4,015
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/34	5,040	6,309
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/34	23,970	28,588
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	25,020	29,762
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	14,435	17,950
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	6,240	7,721
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/26	10,760	13,424
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/29	755	996
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	6,670	8,671
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/21	4,045	4,272
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/22	4,335	4,757
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/23	8,440	9,599
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	4,510	5,295
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/25	19,125	23,085
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	2,790	3,450
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/28	270	349
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/32	4,250	5,657
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	17,040	23,710
	Scottsdale AZ GO	5.000%	7/1/22	3,015	3,295
	Scottsdale AZ GO	4.000%	7/1/24	3,115	3,577
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/22	12,415	13,567
	Tempe AZ GO	4.000%	7/1/25	5,765	6,798
	Tucson AZ Water System Water Revenue	5.000%	7/1/23	3,540	4,028
	Tucson AZ Water System Water Revenue	5.000%	7/1/28	1,765	2,281
	Tucson AZ Water System Water Revenue	5.000%	7/1/29	1,750	2,260
[6]	University of Arizona College & University Revenue	5.000%	8/1/27	940	1,170
[6]	University of Arizona College & University Revenue	5.000%	8/1/28	1,000	1,275
	University of Arizona College & University Revenue	5.000%	6/1/30	2,085	2,511
	University of Arizona College & University Revenue	5.000%	6/1/31	1,000	1,084
	University of Arizona College & University Revenue	5.000%	6/1/32	1,290	1,399
	University of Arizona College & University Revenue	5.000%	6/1/32	1,100	1,315

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,245	1,548
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,020	1,268
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,260	1,457
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,250	1,440
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,010	1,140
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/32	1,500	1,708
					1,345,959
Arkansas (0.3%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	380	403
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,450	1,789
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,725	2,165
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,500	1,909
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,500	1,897
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,000	2,510
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,000	2,495
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,085	1,363
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,200	2,737
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,848
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,850	2,281
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	1,400	1,721
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,250	1,531
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,085	1,247
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	1,220	1,490
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,100	1,340
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	9/1/25	49,000	49,129
	Arkansas GO	5.000%	10/1/24	10,105	12,083
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	3,000	3,597
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	3,305	3,945
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	2,815	3,351
	Rogers School District No. 30 GO	3.000%	2/1/31	4,810	5,123
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/26	2,695	3,136
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/27	1,500	1,739

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/28	1,025	1,185
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.000%	4/1/30	2,670	2,968
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.000%	4/1/31	2,860	3,166
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/37	18,550	20,960
	Springdale School District No. 50 GO	4.000%	6/1/26	4,505	4,812
	Springdale School District No. 50 GO	4.000%	6/1/27	3,500	3,732
	Springdale School District No. 50 GO	4.000%	6/1/32	4,500	4,761
	Springdale School District No. 50 GO	4.000%	6/1/33	5,500	5,809
	University of Arkansas College & University Revenue	5.000%	11/1/20	855	865
	University of Arkansas College & University Revenue	5.000%	11/1/22	2,000	2,206
	University of Arkansas College & University Revenue	5.000%	11/1/23	1,280	1,469
	University of Arkansas College & University Revenue	5.000%	11/1/25	570	702
	University of Arkansas College & University Revenue	5.000%	11/1/25	2,020	2,351
	University of Arkansas College & University Revenue	5.000%	11/1/26	600	761
	University of Arkansas College & University Revenue	5.000%	11/1/26	2,205	2,557
	University of Arkansas College & University Revenue	5.000%	11/1/27	1,050	1,197
	University of Arkansas College & University Revenue	5.000%	11/1/28	3,210	3,707
	University of Arkansas College & University Revenue	5.000%	11/1/28	3,000	3,415
	University of Arkansas College & University Revenue	5.000%	11/1/29	795	998
	University of Arkansas College & University Revenue	5.000%	11/1/29	3,355	3,863
	University of Arkansas College & University Revenue	5.000%	11/1/29	1,970	2,239
	University of Arkansas College & University Revenue	5.000%	11/1/30	2,565	2,946
	University of Arkansas College & University Revenue	5.000%	11/1/30	2,000	2,268
	University of Arkansas College & University Revenue	5.000%	11/1/31	835	1,039
	University of Arkansas College & University Revenue	5.000%	11/1/33	1,000	1,234
	University of Arkansas College & University Revenue	5.000%	11/1/34	1,000	1,232
	University of Arkansas College & University Revenue	5.000%	11/1/36	1,200	1,469
	University of Arkansas College & University Revenue, Prere.	5.000%	11/1/21	1,815	1,923
	University of Arkansas College & University Revenue, Prere.	5.000%	11/1/21	1,075	1,139
	University of Arkansas College & University Revenue, Prere.	5.000%	11/1/21	1,695	1,796
					200,598
California (9.3%)
	ABAG Finance Authority for Nonprofit Corps.	5.000%	9/2/21	155	163
	ABAG Finance Authority for Nonprofit Corps.	5.000%	9/2/22	1,450	1,598

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	ABAG Finance Authority for Nonprofit Corps.	5.000%	9/2/26	1,970	2,433
[3]	ABAG Finance Authority for Nonprofit Corps.	5.000%	9/2/27	2,345	2,969
[3]	ABAG Finance Authority for Nonprofit Corps.	5.000%	9/2/33	750	925
[3]	ABAG Finance Authority for Nonprofit Corps.	5.000%	9/2/34	600	738
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue	5.000%	7/1/27	1,375	1,476
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue	5.000%	7/1/29	2,795	2,993
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	5,000	5,521
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	6,510	7,623
[3]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	750	881
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.250%	12/1/27	3,010	3,515
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/30	12,395	14,286
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	4,015	4,469
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/29	5,020	5,568
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/30	9,000	9,970
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	5,000	5,501
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/35	5,000	5,485
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	2,195	2,313
	Anaheim Public Financing Authority Electric Power & Light Revenue, Prere.	5.250%	4/1/21	5,030	5,201
	Anaheim Public Financing Authority Electric Power & Light Revenue, Prere.	5.250%	4/1/21	5,300	5,480
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	7,900	9,390
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	4,680	5,551
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	12,990	15,328
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	11,840	13,903
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/34	25,300	29,623
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	40,140	46,866
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	26,430	30,677
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	20,000	23,160
[2]	Bay Area Toll Authority Highway Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.860%	4/1/21	14,500	14,503
[2]	Bay Area Toll Authority Highway Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.060%	5/1/23	13,500	13,535
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/21	6,125	6,143
	Bay Area Toll Authority Highway Revenue PUT	2.100%	4/1/22	7,200	7,358
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	64,500	67,843
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	19,850	21,466
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	54,000	58,535
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	33,875	37,273
[4]	Bay Area Toll Authority Highway Revenue VRDO	0.130%	8/6/20	20,450	20,450
	Beverly Hills Unified School District CA GO	0.000%	8/1/28	5,000	4,628
	Beverly Hills Unified School District CA GO	0.000%	8/1/29	7,950	7,217

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	600	777
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	500	672
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	700	837
	California Department of Water Resources Water Revenue	5.000%	12/1/29	2,490	2,996
[6]	California Department of Water Resources Water Revenue	5.000%	12/1/31	20,000	28,596
[6]	California Department of Water Resources Water Revenue	5.000%	12/1/32	18,000	25,587
[6]	California Department of Water Resources Water Revenue	5.000%	12/1/33	10,250	14,444
	California Department of Water Resources Water Revenue, ETM	5.000%	12/1/23	80	93
	California Department of Water Resources Water Revenue, ETM	5.000%	12/1/24	35	42
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	55	66
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	10	12
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/29	3,000	3,533
[7]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/37	6,340	4,372
	California GO	5.000%	10/1/20	3,000	3,024
	California GO	5.000%	3/1/22	26,540	28,599
	California GO	5.000%	8/1/22	19,000	20,840
	California GO	5.000%	8/1/22	4,880	5,353
	California GO	5.000%	9/1/22	4,900	5,397
	California GO	5.000%	9/1/22	5,620	6,190
	California GO	5.000%	9/1/22	17,000	18,725
	California GO	5.000%	12/1/22	11,000	12,250
	California GO	5.000%	9/1/23	9,770	11,234
	California GO	5.000%	11/1/23	9,700	11,229
	California GO	5.000%	12/1/23	34,000	39,493
	California GO	5.000%	3/1/24	30,065	35,285
	California GO	5.000%	4/1/24	6,000	7,065
	California GO	5.000%	5/1/24	35,000	41,349
	California GO	5.000%	10/1/24	10,500	12,604
	California GO	5.000%	10/1/24	43,425	52,125
	California GO	5.000%	3/1/25	15,410	18,794
	California GO	5.000%	10/1/25	20,000	22,527
	California GO	5.000%	10/1/25	34,000	42,307
	California GO	5.000%	10/1/25	5,250	6,533
	California GO	5.000%	11/1/25	33,000	39,640
	California GO	5.000%	4/1/26	48,005	60,626
	California GO	5.000%	10/1/26	31,195	35,039
	California GO	5.000%	10/1/26	5,250	6,732
	California GO	5.000%	4/1/27	52,120	67,848
	California GO	3.500%	8/1/27	21,000	25,436
	California GO	5.000%	10/1/27	11,250	12,614
	California GO	5.000%	10/1/27	5,250	6,936
	California GO	5.250%	10/1/27	26,440	27,983
	California GO	5.000%	11/1/27	17,380	19,943
	California GO	5.000%	2/1/28	12,500	13,922
	California GO	5.000%	8/1/28	1,260	1,647
	California GO	5.000%	10/1/28	5,250	7,107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	11/1/28	9,175	10,519
	California GO	5.000%	11/1/28	7,770	10,231
	California GO	5.000%	12/1/28	3,575	4,111
	California GO	5.000%	9/1/29	5,600	7,085
	California GO	5.250%	9/1/29	10,460	11,975
	California GO	5.000%	10/1/29	10,000	11,848
	California GO	5.000%	10/1/29	4,120	5,715
	California GO	5.000%	4/1/30	4,910	6,696
	California GO	5.000%	5/1/30	30,000	34,988
	California GO	4.000%	8/1/30	12,400	14,859
	California GO	5.000%	8/1/30	15,000	18,855
	California GO	5.000%	9/1/30	4,500	4,731
	California GO	5.250%	9/1/30	25,480	29,137
	California GO	3.500%	12/1/30	7,500	8,199
	California GO	5.000%	4/1/31	2,000	2,856
	California GO	4.000%	8/1/31	27,000	32,221
	California GO	4.000%	9/1/31	7,660	9,157
	California GO	5.000%	10/1/31	24,000	28,305
	California GO	5.000%	10/1/31	11,975	16,427
	California GO	5.000%	11/1/31	10,000	12,988
	California GO	5.000%	2/1/32	50,640	56,065
	California GO	5.000%	4/1/32	26,035	35,084
	California GO	5.000%	4/1/32	15,000	21,769
	California GO	4.000%	8/1/32	8,000	9,499
[3]	California GO	5.250%	8/1/32	21,500	31,266
	California GO	4.000%	9/1/32	5,000	5,947
	California GO	5.000%	9/1/32	6,500	8,129
	California GO	5.000%	10/1/32	11,000	12,928
	California GO	5.000%	10/1/32	7,690	10,476
	California GO	4.000%	11/1/32	4,805	5,813
	California GO	5.000%	2/1/33	60,000	66,302
	California GO	5.000%	4/1/33	12,000	16,073
	California GO	4.000%	8/1/33	26,000	30,726
	California GO	5.000%	8/1/33	14,000	17,434
	California GO	4.000%	9/1/33	26,050	30,844
	California GO	3.000%	10/1/33	9,000	10,205
	California GO	5.000%	10/1/33	6,000	7,033
	California GO	4.000%	8/1/34	4,980	5,849
	California GO	5.000%	9/1/34	1,655	2,062
	California GO	3.000%	10/1/34	18,575	20,999
	California GO	5.000%	10/1/34	10,000	11,708
	California GO	4.000%	9/1/35	7,900	9,267
	California GO	4.000%	9/1/35	10,000	11,730
	California GO	3.000%	10/1/35	44,000	49,522
	California GO	3.000%	10/1/36	29,800	33,400
	California GO	3.000%	10/1/37	6,800	7,572
	California GO PUT	4.000%	12/1/21	13,300	13,687
[4]	California GO VRDO	0.140%	8/5/20	22,400	22,400
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	5,000	5,431
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	5,000	5,419
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,475	2,712
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	3/1/27	19,000	19,452
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	3,845	4,162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	3/1/28	9,180	9,399
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	2,237
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,000	3,818
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,050	2,595
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,320	2,917
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	4,030	5,047
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	6,289
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,250	2,818
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,400	4,245
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	2,000	2,474
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	34,940	39,986
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	5,645	6,968
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	1,510	1,660
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	5,095	5,631
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	41,815	47,657
[8]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	81,500	99,212
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	53,870	72,918
[4]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.180%	8/5/20	44,205	44,205
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	8/15/20	4,500	4,507
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.875%	8/15/20	10,000	10,018
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	3,000	4,061
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/29	1,000	1,210
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/32	2,190	2,641
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/35	1,755	2,106
	California State Public Works Board Lease (Abatement) Revenue	4.000%	4/1/21	5,000	5,127
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/21	3,075	3,186
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/22	6,075	6,585
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	3,065	3,470
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	4,510	5,105

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	750	864
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/24	4,155	4,881
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/24	900	1,077
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	7,420	8,041
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	5,000	5,639
California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/27	1,325	1,584
California State Public Works Board Lease (Abatement) Revenue	4.000%	11/1/30	8,245	9,808
California State Public Works Board Lease (Abatement) Revenue	5.500%	11/1/30	2,495	2,884
California State Public Works Board Lease (Abatement) Revenue	5.125%	10/1/31	4,260	4,483
California State Public Works Board Lease (Abatement) Revenue	4.000%	11/1/31	20,000	23,685
California State Public Works Board Lease (Abatement) Revenue	5.000%	11/1/32	2,100	2,844
California State Public Works Board Lease (Abatement) Revenue	5.000%	11/1/33	2,615	3,523
California State Public Works Board Lease (Abatement) Revenue	5.000%	11/1/34	2,580	3,466
California State Public Works Board Lease (Abatement) Revenue	5.000%	11/1/35	5,365	7,176
California State Public Works Board Lease (Abatement) Revenue	5.000%	11/1/36	3,100	4,130
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/24	10,000	10,633
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.250%	12/1/25	7,000	7,459
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.250%	12/1/26	5,000	5,325
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/27	3,145	3,513
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/27	13,000	13,796
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/28	8,000	8,484
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/29	4,250	4,735
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/29	10,705	11,343
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/30	3,930	4,373
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/31	5,000	5,555

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/33	3,350	3,709
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	4/1/27	3,085	3,321
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	4/1/32	9,650	10,340
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	12/1/21	8,145	8,672
California State University College & University Revenue	5.000%	11/1/28	3,570	4,465
California State University College & University Revenue	5.000%	11/1/30	24,965	29,650
California State University College & University Revenue	5.000%	11/1/30	8,400	10,767
California State University College & University Revenue	5.000%	11/1/30	2,025	2,514
California State University College & University Revenue	5.000%	11/1/31	21,630	25,649
California State University College & University Revenue	5.000%	11/1/31	5,955	7,597
California State University College & University Revenue	5.000%	11/1/31	4,600	5,694
California State University College & University Revenue	5.000%	11/1/32	10,030	11,852
California State University College & University Revenue	5.000%	11/1/32	2,555	3,242
California State University College & University Revenue	5.000%	11/1/32	10,000	12,322
California State University College & University Revenue	5.000%	11/1/33	20,000	23,578
California State University College & University Revenue	5.000%	11/1/33	8,010	10,125
California State University College & University Revenue	5.000%	11/1/33	1,000	1,264
California State University College & University Revenue	4.000%	11/1/34	2,000	2,313
California State University College & University Revenue	5.000%	11/1/34	24,190	28,473
California State University College & University Revenue	5.000%	11/1/34	10,270	12,952
California State University College & University Revenue	5.000%	11/1/34	1,000	1,261
California State University College & University Revenue	4.000%	11/1/35	2,000	2,306
California State University College & University Revenue	5.000%	11/1/35	4,405	5,175
California State University College & University Revenue	5.000%	11/1/35	12,825	16,122
California State University College & University Revenue	5.000%	11/1/35	4,645	6,252
California State University College & University Revenue	5.000%	11/1/36	12,660	15,868
California State University College & University Revenue	5.000%	11/1/36	7,165	9,606
California State University College & University Revenue	5.000%	11/1/37	9,290	11,198
California State University College & University Revenue	5.000%	11/1/38	10,000	13,326

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue, Prere.	5.250%	11/1/21	7,395	7,862
	California State University College & University Revenue, Prere.	5.250%	11/1/21	7,790	8,282
	California State University College & University Revenue, Prere.	5.250%	11/1/21	7,960	8,462
	California State University College & University Revenue, Prere.	5.250%	11/1/21	4,000	4,252
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,925	6,758
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	2,274
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	5,000	5,579
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,500	3,964
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	970	1,273
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	1,237
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/27	5,000	5,047
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	3,200	4,331
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	45,180	61,155
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	2,225	3,012
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	21,035	28,473
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	28,065	37,989
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	22,750	30,794
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	16,290	22,050
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,000	1,140
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	1,000	1,160
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	2,000	2,281
	Cerritos Community College District GO	0.000%	8/1/28	1,000	923
	Cerritos Community College District GO	0.000%	8/1/30	1,850	1,633
	Cerritos Community College District GO	0.000%	8/1/31	1,000	863
	Chabot-Las Positas Community College District GO	5.000%	8/1/27	7,000	7,972
	Chabot-Las Positas Community College District GO	5.000%	8/1/30	15,000	17,053
	Chabot-Las Positas Community College District GO	5.000%	8/1/31	5,000	5,681
	Chabot-Las Positas Community College District GO	5.000%	8/1/32	17,000	19,283
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	1,250	1,470
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	2,000	2,351
[3]	Chino Public Financing Authority	5.000%	9/1/26	800	962
[3]	Chino Public Financing Authority	5.000%	9/1/27	2,340	2,809
[3]	Chino Public Financing Authority	5.000%	9/1/29	1,300	1,551
	Chula Vista Municipal Financing Authority	5.000%	9/1/23	1,080	1,226
	Chula Vista Municipal Financing Authority	5.000%	9/1/24	1,130	1,332
	Chula Vista Municipal Financing Authority	5.000%	9/1/25	1,145	1,391
	Chula Vista Municipal Financing Authority	5.000%	9/1/26	1,255	1,513
	Chula Vista Municipal Financing Authority	5.000%	9/1/27	1,320	1,577
	Chula Vista Municipal Financing Authority	5.000%	9/1/28	1,380	1,645
	Chula Vista Municipal Financing Authority	5.000%	9/1/29	1,445	1,719
	Chula Vista Municipal Financing Authority	5.000%	9/1/30	1,400	1,658
	Chula Vista Municipal Financing Authority	5.000%	9/1/31	1,600	1,883
[7]	Clovis Unified School District GO	0.000%	8/1/25	2,485	2,395
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	2,000	2,288
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	3,000	3,432
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	4,000	4,576
	Corona-Norco Unified School District GO	4.000%	8/1/35	5,240	6,100
	Corona-Norco Unified School District GO	4.000%	8/1/36	5,550	6,421
	Cupertino Union School District GO, Prere.	5.000%	8/1/22	1,000	1,096
	Desert Sands Unified School District GO	5.000%	8/1/32	1,500	1,927
	Desert Sands Unified School District GO	5.000%	8/1/33	1,305	1,661
	Desert Sands Unified School District GO	5.000%	8/1/34	1,015	1,284
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	10,900	14,055
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/33	7,665	9,725
	East Side Union High School District GO	5.000%	8/1/26	2,575	2,921
	East Side Union High School District GO	5.000%	8/1/27	2,000	2,267
	East Side Union High School District GO	5.000%	8/1/28	2,655	2,888
	East Side Union High School District GO	5.000%	8/1/28	3,000	3,396
[3]	East Side Union High School District GO	3.000%	8/1/33	6,920	7,631
[3]	East Side Union High School District GO	3.000%	8/1/34	4,600	5,046
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/34	5,730	6,721
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/35	8,125	9,503
[3]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	1,750	1,883
[3]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	1,000	1,076

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	2,485	2,673
[3]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	2,110	2,270
[3]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	2,000	2,152
[3]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	3,060	3,581
	El Segundo Unified School District GO	0.000%	8/1/28	2,705	2,486
	El Segundo Unified School District GO	0.000%	8/1/29	8,655	7,794
	El Segundo Unified School District GO	0.000%	8/1/30	9,160	8,053
	Elk Grove Finance Authority	5.000%	9/1/23	775	889
	Elk Grove Finance Authority	5.000%	9/1/24	1,000	1,192
	Elk Grove Finance Authority	5.000%	9/1/25	750	925
	Elk Grove Finance Authority	5.000%	9/1/26	1,155	1,414
[1]	Elk Grove Finance Authority	5.000%	9/1/30	1,130	1,372
[1]	Elk Grove Finance Authority	5.000%	9/1/31	1,750	2,122
[1]	Elk Grove Finance Authority	5.000%	9/1/32	1,365	1,652
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/23	2,875	2,829
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/24	1,700	1,657
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/25	2,055	1,975
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/26	2,985	2,819
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/28	2,875	2,606
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.250%	1/15/33	2,000	2,280
	Foothill-Eastern Transportation Corridor Agency Highway Revenue PUT	5.500%	1/15/23	40,500	43,559
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.125% coupon rate effective 1/15/2024	0.000%	1/15/28	20,090	21,322
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.200% coupon rate effective 1/15/2024	0.000%	1/15/29	2,000	2,184
	Gavilan Joint Community College District GO	5.000%	8/1/30	5,000	6,082
	Gavilan Joint Community College District GO	5.000%	8/1/31	6,000	7,269
[10]	Gilroy Unified School District GO	0.000%	8/1/30	5,245	4,611
[10]	Gilroy Unified School District GO	0.000%	8/1/32	3,400	2,831
[10]	Gilroy Unified School District GO, ETM	0.000%	8/1/30	255	228
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	7,500	8,945
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/26	5,000	4,729
[11]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/27	5,000	4,609
[11]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/28	52,135	47,066
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	15,500	18,440
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	6,000	7,126
	Grossmont Healthcare District GO	4.000%	7/15/40	28,000	31,487
[3]	Hayward Unified School District GO	5.000%	8/1/28	2,720	3,188
[3]	Hayward Unified School District GO	5.000%	8/1/28	3,795	4,448
[3]	Hayward Unified School District GO	5.000%	8/1/29	2,575	3,014
[3]	Hayward Unified School District GO	5.000%	8/1/29	4,315	5,050

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntington Beach City School District GO	4.000%	8/1/36	1,000	1,192
	Huntington Beach City School District GO	4.000%	8/1/37	1,000	1,189
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/34	3,735	4,445
	Imperial Irrigation District Electric System Electric Power & Light Revenue, Prere.	5.000%	11/1/20	5,200	5,261
	Jurupa Public Financing Authority	5.000%	9/1/28	1,025	1,234
	Jurupa Public Financing Authority	5.000%	9/1/29	1,000	1,200
	Jurupa Public Financing Authority	5.000%	9/1/31	1,190	1,414
[3]	Kern Community College District GO	0.000%	11/1/26	10,210	9,625
[7]	La Mesa-Spring Valley School District GO	0.000%	8/1/23	2,100	2,063
[7]	La Mesa-Spring Valley School District GO	0.000%	8/1/25	3,635	3,485
[7]	La Mesa-Spring Valley School District GO	0.000%	8/1/27	1,500	1,386
[7]	La Mesa-Spring Valley School District GO	0.000%	8/1/28	3,170	2,874
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/30	3,125	3,643
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/20	50	51
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/23	290	330
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	170	198
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/28	235	308
[11]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	11/1/20	3,250	3,291
[11]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	11/1/21	7,645	8,141
[11]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	11/1/22	3,535	3,900
[10]	Long Beach Unified School District GO	0.000%	8/1/23	1,995	1,957
[10]	Long Beach Unified School District GO	0.000%	8/1/26	1,475	1,382
	Long Beach Unified School District GO	3.000%	8/1/40	3,090	3,349
	Los Angeles CA Community College District GO	5.000%	8/1/27	24,895	29,502
	Los Angeles CA Community College District GO	5.000%	8/1/28	3,040	3,597
	Los Angeles CA Community College District GO	5.000%	8/1/30	30,500	36,011
	Los Angeles CA Community College District GO	4.000%	8/1/32	21,000	23,633
	Los Angeles CA Community College District GO	4.000%	8/1/33	20,000	22,426
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,495	10,402
	Los Angeles CA Community College District GO	4.000%	8/1/37	28,000	30,373
	Los Angeles CA Unified School District GO	5.000%	7/1/22	49,000	53,586
	Los Angeles CA Unified School District GO	5.000%	7/1/26	2,900	3,673
	Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	23,576
	Los Angeles CA Unified School District GO	5.000%	7/1/27	10,625	13,840
	Los Angeles CA Unified School District GO	5.000%	7/1/29	13,650	16,010
	Los Angeles CA Unified School District GO	5.000%	7/1/30	6,500	8,878
	Los Angeles CA Unified School District GO	3.000%	7/1/31	20,135	22,157
	Los Angeles CA Unified School District GO	5.000%	7/1/31	5,720	7,739
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	12,735
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/35	27,000	34,267
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	25,525	32,202
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/37	12,500	15,728

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	2,020	2,603
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5,120	6,598
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	5,280	6,768
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	2,500	3,189
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	1,050	1,263
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	5,795	6,954
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	3,000	3,806
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,000	2,537
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	4,000	5,058
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	8,650	10,906
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	9,290	11,640
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	16,000	20,579
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	18,870	24,136
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	5,300	6,524
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,815	18,860
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	18,030	23,575
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	12,500	15,878
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	16,845	21,328
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,035	6,526
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	16,000	20,217
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20,500	25,838
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	8/1/27	1,475	1,608
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	8/1/28	2,000	2,179
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	8/1/29	2,365	2,573
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	8/1/32	3,000	3,256
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,745	3,561
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	10,000	12,940
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	2,435	3,377
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,295	7,162
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	10,880	14,665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/27	7,985	9,454
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/28	25,385	28,843
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/35	23,055	28,923
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/35	36,000	46,945
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/36	16,270	20,350
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/36	17,150	22,283
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/37	11,140	13,900
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/37	750	958
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/37	10,500	13,604
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/37	10,760	14,123
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/39	6,895	9,002
	Los Angeles Department of Water Revenue	5.000%	7/1/31	22,715	25,703
	Los Angeles Department of Water Revenue	5.000%	7/1/33	11,185	12,611
	Los Angeles Department of Water Revenue	5.000%	7/1/33	3,000	3,793
	Los Angeles Department of Water Revenue	5.000%	7/1/34	2,500	3,155
	Los Angeles Department of Water Revenue	5.000%	7/1/35	2,500	3,145
	Los Angeles Department of Water Revenue	5.000%	7/1/36	2,750	3,360
	Los Angeles Department of Water Revenue	5.000%	7/1/36	18,025	23,499
	Los Angeles Department of Water Revenue	5.000%	7/1/37	21,535	27,996
	Los Angeles Department of Water Revenue	5.000%	7/1/38	17,720	22,125
	Los Angeles Department of Water Revenue	5.000%	7/1/38	11,000	14,263
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	7,000	8,739
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	10,000	12,430
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	10,875	12,520
	Menifee Union School District Public Financing Authority	5.000%	9/1/21	1,090	1,143
	Menifee Union School District Public Financing Authority	5.000%	9/1/23	1,000	1,121
	Menifee Union School District Public Financing Authority	5.000%	9/1/27	1,000	1,205
[7]	Menifee Union School District Public Financing Authority	5.000%	9/1/31	1,310	1,549
	Mount Diablo CA Unified School District GO	5.000%	8/1/29	6,415	6,982
	Mount Diablo CA Unified School District GO	5.000%	8/1/30	5,510	5,987
	Mount Diablo CA Unified School District GO	5.000%	8/1/32	12,910	13,997

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/2023	0.000%	8/1/28	3,000	3,502
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	6,000	9,479
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	14,170	23,040
[9]	Napa Valley Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/29	6,065	6,945
[9]	Napa Valley Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/32	6,000	6,721
	Napa Valley Unified School District GO	4.000%	8/1/26	2,655	2,929
	Napa Valley Unified School District GO	4.000%	8/1/27	5,130	5,646
	Napa Valley Unified School District GO	4.000%	8/1/28	6,000	6,595
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/27	2,275	2,609
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/28	2,235	2,557
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	10,000	11,179
	Oakland Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	4,500	4,731
	Oakland Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	1,500	1,637
[3]	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	2,000	2,261
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/33	14,000	18,428
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/34	16,200	21,182
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/35	9,825	12,804
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	10,045	13,021
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	15,000	19,379
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39	8,000	10,242
	Palo Alto Unified School District GO	0.000%	8/1/23	14,050	13,936
	Palo Alto Unified School District GO	0.000%	8/1/28	20,320	18,898
	Palo Alto Unified School District GO	0.000%	8/1/29	19,530	17,841
	Palo Alto Unified School District GO	0.000%	8/1/31	12,305	10,731
[10]	Palomar Health GO	0.000%	8/1/32	9,300	7,482
	Palomar Health GO	4.000%	8/1/34	5,725	6,454
[7]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	8/1/26	5,000	4,465
[4]	Pasadena CA COP VRDO	0.140%	8/6/20	6,715	6,715
	Peralta Community College District GO	5.000%	8/1/27	7,605	9,833
	Peralta Community College District GO	5.000%	8/1/28	3,000	3,516
	Peralta Community College District GO	5.000%	8/1/28	9,110	12,108
	Peralta Community College District GO	5.000%	8/1/29	10,745	14,643
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22	1,135	1,245
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/23	1,200	1,369
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/24	1,260	1,490
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/25	1,315	1,605
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/31	3,220	3,813

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/24	3,550	4,227
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/25	5,580	6,852
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/28	2,190	2,645
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/28	2,190	2,641
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/29	4,830	5,807
	Poway Unified School District GO	0.000%	8/1/29	6,160	5,503
[1]	Poway Unified School District Public Financing Authority	5.000%	9/1/27	1,365	1,687
[1]	Poway Unified School District Public Financing Authority	5.000%	9/1/29	2,230	2,741
[1]	Poway Unified School District Public Financing Authority	5.000%	9/1/30	1,735	2,126
	Rancho Santiago Community College District GO	5.000%	9/1/25	6,690	7,675
	Rancho Santiago Community College District GO	5.000%	9/1/26	16,145	18,473
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30	2,885	3,469
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/31	3,050	3,654
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/32	3,125	3,729
	Riverside CA Electric Electric Power & Light Revenue	5.000%	10/1/35	6,250	8,200
	Riverside County Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/31	9,575	11,695
	Riverside County Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/33	3,495	4,239
	Riverside County Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/34	12,070	14,603
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/30	1,375	1,725
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/25	8,790	7,974
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/26	3,375	2,982
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/27	6,430	5,528
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/28	9,395	7,867
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/29	11,075	9,020
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	2,600	3,218
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	4,980	5,696
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	7,365	8,423
[7]	Rocklin Unified School District GO	0.000%	8/1/22	5,450	5,411
[3]	Roseville Joint Union High School District GO	0.000%	8/1/27	2,915	2,709

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/23	115	127
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	235	276
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/26	200	240
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	160	200
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/21	1,920	2,044
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,240	1,441
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,760	2,126
[7]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	13,125	12,204
[7]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	11,000	8,958
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/24	850	1,031
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/25	1,200	1,511
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/26	1,200	1,556
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/28	1,130	1,391
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/30	2,000	2,355
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/31	1,000	1,218
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/31	3,000	3,522
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/35	1,115	1,341
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/26	755	757
	Sacramento Regional Transit District Transit Revenue, Prere.	5.000%	9/1/20	270	271
	Sacramento Regional Transit District Transit Revenue, Prere.	5.000%	9/1/20	445	447
[3]	San Bernardino City Unified School District GO	5.000%	8/1/29	1,960	2,213
[3]	San Bernardino City Unified School District GO	5.000%	8/1/30	1,180	1,330
[3]	San Bernardino City Unified School District GO	5.000%	8/1/31	1,320	1,486
[3]	San Bernardino City Unified School District GO	5.000%	8/1/32	1,400	1,575
[3]	San Bernardino Community College District GO	0.000%	8/1/22	3,535	3,507
[3]	San Bernardino Community College District GO	0.000%	8/1/23	5,000	4,939
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	12,065	13,784
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	13,965	15,954
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	14,080	16,086
[5]	San Diego CA Community College District GO TOB VRDO	0.260%	8/6/20	3,000	3,000
	San Diego CA Unified School District GO	0.000%	7/1/30	16,270	14,104
	San Diego CA Unified School District GO	0.000%	7/1/36	1,000	731

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego CA Unified School District GO	0.000%	7/1/38	5,220	3,599
San Diego CA Unified School District GO, ETM	0.000%	7/1/30	1,050	941
San Diego Community College District GO	4.000%	8/1/32	19,065	22,625
San Diego Community College District GO, Prere.	5.000%	8/1/21	7,400	7,759
San Diego Community College District GO, Prere.	5.000%	8/1/21	3,895	4,084
San Diego Community College District GO, Prere.	5.000%	8/1/21	8,350	8,755
San Diego Community College District GO, Prere.	5.000%	8/1/21	4,315	4,524
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,900	2,557
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,500	1,969
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,680	2,244
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	5,868
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,975	2,621
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,150	2,787
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,325	1,753
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,340	1,732
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,250	1,647
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,875	2,414
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,500	1,767
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,825
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,787
San Diego County Water Authority Water Revenue	5.000%	5/1/30	5,275	6,567
San Diego County Water Authority Water Revenue	5.000%	5/1/34	10,540	12,921
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	8,570	10,793
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/31	5,160	6,475
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/32	4,805	6,016
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/33	15,835	19,764
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/34	12,645	15,749
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/35	12,100	15,054
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	9,255	11,502
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/30	5,000	6,123
San Francisco CA City & County COP	5.000%	4/1/28	10,790	13,043
San Francisco CA City & County COP	4.000%	4/1/30	16,775	19,273
San Francisco CA City & County COP	4.000%	4/1/33	12,465	14,156
San Francisco CA City & County COP	4.000%	4/1/35	10,000	11,279

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco CA City & County COP	4.000%	4/1/36	10,000	11,224
	San Francisco CA City & County GO	5.000%	6/15/27	10,000	11,366
	San Francisco CA City & County GO	4.000%	6/15/28	25,000	27,550
	San Francisco CA City & County GO	4.000%	6/15/29	15,000	16,499
[4]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	0.160%	8/5/20	5,245	5,245
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	8,040	9,915
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	1,870	2,306
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/31	7,025	8,873
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	2,000	2,401
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	20,060	25,882
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	12,000	13,016
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/21	2,365	2,373
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	10,000	12,971
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	14,000	18,101
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	10,950	14,106
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	10,000	10,966
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	9,030	10,977
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	2,545	3,094
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	3,715	4,819
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	2,015	2,614
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	9,225	11,877
	San Francisco Unified School District GO	4.000%	6/15/31	13,670	14,570
	San Francisco Unified School District GO	4.000%	6/15/32	3,950	4,203
	San Francisco Unified School District GO	4.000%	6/15/33	8,885	10,427
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,670	2,129
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/33	2,580	3,439
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	3,000	3,771
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	2,475	3,277
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	3,110	3,899
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	3,170	4,184
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/36	3,045	3,801
[7]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/21	12,385	12,341

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Jose Evergreen Community College District GO	5.000%	9/1/29	1,510	1,792
	San Jose Evergreen Community College District GO	5.000%	9/1/30	2,745	3,249
	San Jose Evergreen Community College District GO	5.000%	9/1/30	3,445	4,078
	San Jose Evergreen Community College District GO	5.000%	9/1/31	3,010	3,555
	San Jose Evergreen Community College District GO	5.000%	9/1/31	3,840	4,535
	San Jose Evergreen Community College District GO	5.000%	9/1/32	3,095	3,647
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.250%	8/1/20	2,400	2,400
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.375%	8/1/20	1,175	1,175
	San Marcos Unified School District GO	5.000%	8/1/36	3,330	4,178
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/27	2,000	2,354
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/28	2,520	2,963
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/29	1,675	1,968
[11]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/29	3,535	3,093
[11]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/30	3,535	3,011
[11]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/32	3,535	2,836
	San Ramon Valley CA Unified School District GO	5.000%	8/1/26	3,385	3,872
	San Ramon Valley CA Unified School District GO	5.000%	8/1/27	1,080	1,235
[7]	Santa Ana Unified School District GO	0.000%	8/1/29	3,315	2,912
[7]	Santa Ana Unified School District GO	0.000%	8/1/30	2,200	1,879
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	5,200	5,668
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	5,485	5,931
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	5,525	5,915
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	7,440	7,944
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	8,920	9,426
	Santa Clara Unified School District GO	3.000%	7/1/32	4,770	5,254
	Santa Clara Unified School District GO	3.000%	7/1/34	4,435	4,815
	Santa Clara Unified School District GO	3.000%	7/1/36	6,150	6,602
	Santa Clara Unified School District GO	3.000%	7/1/37	3,590	3,845
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/28	1,000	1,205
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/29	1,035	1,244
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/30	1,010	1,209
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/31	1,000	1,192
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/32	1,500	1,781
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/33	1,500	1,776

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/35	2,650	3,123
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/36	1,750	2,057
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.160%	8/6/20	9,100	9,100
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/32	2,000	2,436
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/33	2,000	2,431
	Santa Monica Community College District GO	0.000%	8/1/23	9,045	8,955
	Santa Monica Community College District GO	5.000%	8/1/25	5,050	5,774
	Santa Monica Community College District GO	0.000%	8/1/27	7,065	6,658
	Santa Monica Community College District GO	5.000%	8/1/27	5,145	5,849
	Santa Monica Community College District GO	0.000%	8/1/28	7,295	6,774
	Santa Monica Community College District GO	0.000%	8/1/29	12,640	11,516
	Santa Monica Community College District GO	5.000%	8/1/35	4,000	5,036
[11]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/27	11,125	10,335
[7]	Simi Valley Unified School District GO	0.000%	6/1/29	6,000	5,357
[3]	Simi Valley Unified School District GO	0.000%	8/1/29	5,000	4,467
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/30	5,000	5,737
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/27	445	564
	State Center Community College District GO	5.000%	8/1/29	6,005	7,334
	State Center Community College District GO	5.000%	8/1/30	3,335	4,057
	State Center Community College District GO	5.000%	8/1/31	5,070	6,142
[1]	Sweetwater Union High School District GO	5.000%	8/1/29	3,300	3,811
	Tahoe-Truckee Unified School District GO	5.000%	8/1/29	440	557
	Tahoe-Truckee Unified School District GO	5.000%	8/1/30	805	1,014
	Tahoe-Truckee Unified School District GO	5.000%	8/1/31	610	765
	Tahoe-Truckee Unified School District GO	5.000%	8/1/33	1,085	1,348
	Tahoe-Truckee Unified School District GO	5.000%	8/1/36	1,610	1,988
	Tulare County Transportation Authority Sales Tax Revenue	4.000%	2/1/34	3,000	3,286
	Tulare County Transportation Authority Sales Tax Revenue	4.000%	2/1/35	2,000	2,187
[7]	Union Elementary School District GO	0.000%	9/1/27	7,295	6,839
[7]	Union Elementary School District GO	0.000%	9/1/28	4,625	4,262
[7]	Union Elementary School District GO	0.000%	9/1/28	6,275	5,783
	University of California College & University Revenue	5.000%	5/15/23	1,265	1,314
	University of California College & University Revenue	5.000%	5/15/24	2,585	2,934
	University of California College & University Revenue	5.000%	5/15/27	6,125	7,475
	University of California College & University Revenue	5.000%	5/15/28	17,945	20,321
	University of California College & University Revenue	5.000%	5/15/28	5,550	6,768
	University of California College & University Revenue	5.000%	5/15/28	12,500	15,209
	University of California College & University Revenue	5.000%	5/15/29	19,020	23,062
	University of California College & University Revenue	5.000%	5/15/30	70	90
	University of California College & University Revenue	4.000%	5/15/31	18,505	22,864
	University of California College & University Revenue	5.000%	5/15/31	11,100	13,366

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/31	3,785	5,014
	University of California College & University Revenue	5.000%	5/15/32	21,830	24,675
	University of California College & University Revenue	5.000%	5/15/32	4,060	4,870
	University of California College & University Revenue	5.000%	5/15/32	9,025	11,869
	University of California College & University Revenue	5.000%	5/15/32	4,500	6,248
	University of California College & University Revenue	4.000%	5/15/33	28,500	34,023
	University of California College & University Revenue	5.000%	5/15/33	31,200	35,191
	University of California College & University Revenue	5.000%	5/15/33	5,750	7,511
	University of California College & University Revenue	4.000%	5/15/34	28,825	34,282
	University of California College & University Revenue	4.000%	5/15/34	17,000	18,951
	University of California College & University Revenue	5.000%	5/15/34	38,420	43,289
	University of California College & University Revenue	5.000%	5/15/34	5,625	7,302
	University of California College & University Revenue	5.000%	5/15/34	7,000	9,622
	University of California College & University Revenue	4.000%	5/15/35	5,665	6,717
	University of California College & University Revenue	5.000%	5/15/35	6,025	7,790
	University of California College & University Revenue	5.000%	5/15/35	15,045	20,578
	University of California College & University Revenue	5.000%	5/15/36	7,175	8,809
	University of California College & University Revenue	5.000%	5/15/36	9,010	11,639
	University of California College & University Revenue	5.000%	5/15/36	3,000	4,082
	University of California College & University Revenue	5.000%	5/15/37	6,640	8,513
	University of California College & University Revenue	5.000%	5/15/38	1,850	2,366
	University of California College & University Revenue	5.000%	5/15/39	10,000	13,477
	University of California College & University Revenue	5.000%	5/15/43	11,525	15,328
[8]	University of California College & University Revenue PUT	5.000%	5/15/23	127,200	143,775
	University of California College & University Revenue, Prere.	5.000%	5/15/21	235	244
	University of California College & University Revenue, Prere.	5.000%	5/15/21	5,535	5,743
	University of California College & University Revenue, Prere.	5.000%	5/15/21	2,145	2,226
	University of California College & University Revenue, Prere.	5.000%	5/15/21	1,210	1,255
	University of California College & University Revenue, Prere.	5.000%	5/15/23	8,050	9,109
	Ventura County Community College District GO	0.000%	8/1/23	6,155	6,079

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ventura County Community College District GO	0.000%	8/1/24	8,150	7,983
	Ventura County Community College District GO	0.000%	8/1/25	8,000	7,759
	Ventura County Community College District GO	0.000%	8/1/26	8,500	8,100
	Ventura County Community College District GO	0.000%	8/1/27	8,500	7,961
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,168
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,168
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,168
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/32	6,155	7,455
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/33	6,815	8,229
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/34	7,355	8,862
[10]	West Contra Costa Unified School District GO	0.000%	8/1/20	6,000	6,000
	West Contra Costa Unified School District GO	5.000%	8/1/27	2,405	2,808
[7]	West Contra Costa Unified School District GO	0.000%	8/1/28	5,230	4,689
	West Contra Costa Unified School District GO	5.000%	8/1/29	3,500	4,071
[3]	West Contra Costa Unified School District GO	0.000%	8/1/30	13,450	11,638
[7]	West Contra Costa Unified School District GO	0.000%	8/1/31	6,670	5,562
[3]	West Contra Costa Unified School District GO	0.000%	8/1/32	18,000	14,724
[10]	West Contra Costa Unified School District GO	0.000%	8/1/32	5,000	4,090
[7]	West Contra Costa Unified School District GO	0.000%	8/1/33	5,030	3,940
[10]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,810	2,229
[7]	West Contra Costa Unified School District GO	0.000%	8/1/34	17,000	12,953
[3]	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/22	6,270	6,868
[3]	Westlands Water District Water Revenue	5.000%	9/1/26	1,000	1,099
					7,140,213
Colorado (2.0%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/28	6,000	6,637
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/31	1,750	2,194
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/32	7,210	9,001
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/32	2,300	2,821
	Adams County CO COP	5.000%	12/1/30	600	732
	Adams County CO COP	5.000%	12/1/33	1,040	1,263
	Adams County CO COP	5.000%	12/1/34	790	958
	Arvada CO Sales Tax Revenue	5.000%	12/1/30	3,665	4,910
	Aurora CO Water Water Revenue	5.000%	8/1/41	3,000	3,652
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/34	3,055	3,859
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/35	8,590	10,815
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/36	9,020	11,324
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/37	3,915	4,903
	Broomfield CO City & County COP, Prere.	5.000%	12/1/20	2,685	2,728
	Broomfield CO City & County COP, Prere.	5.000%	12/1/20	2,820	2,865
	Broomfield CO City & County COP, Prere.	5.000%	12/1/20	2,965	3,012

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broomfield CO City & County COP, Prere.	5.000%	12/1/20	7,470	7,589
	Colorado COP	5.250%	11/1/23	5,080	5,890
	Colorado COP	5.000%	12/15/28	12,000	16,137
	Colorado COP	5.000%	12/15/29	13,475	18,562
	Colorado COP	5.000%	12/15/30	4,500	6,332
	Colorado COP	5.000%	12/15/31	8,270	11,555
	Colorado COP	5.000%	12/15/32	6,725	9,286
	Colorado COP	5.000%	3/15/33	1,350	1,747
	Colorado COP	4.000%	12/15/33	23,200	28,023
	Colorado COP	5.000%	3/15/34	1,375	1,773
	Colorado COP	4.000%	12/15/34	16,040	19,316
	Colorado COP	5.000%	3/15/35	1,255	1,613
	Colorado COP	4.000%	12/15/35	11,375	13,644
	Colorado COP	5.000%	3/15/36	2,840	3,635
[6]	Colorado COP	4.000%	6/15/37	955	1,155
	Colorado COP	4.000%	12/15/37	9,540	11,370
[6]	Colorado COP	4.000%	6/15/38	1,330	1,602
	Colorado COP	4.000%	3/15/39	7,135	8,203
[6]	Colorado COP	4.000%	6/15/39	1,000	1,200
	Colorado COP	4.000%	12/15/39	5,000	6,106
[6]	Colorado COP	4.000%	6/15/40	1,320	1,578
[6]	Colorado COP	4.000%	6/15/41	1,300	1,549
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/29	1,800	2,278
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/35	4,565	5,761
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/40	3,555	4,413
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/31	880	1,014
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/32	1,030	1,181
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/33	1,000	1,139
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/34	1,075	1,220
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,000	2,166
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,500	2,761
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	600	622
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,540	2,827
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	750	778
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,865	2,069
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,020	3,746
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,000	3,721
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,375	1,520

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,025	2,131
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	4,000	5,068
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	3,850	4,878
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,030	1,134
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,000	3,878
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	5,015	6,482
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,015	5,157
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	6,422
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,405	1,536
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,800	4,853
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,000	5,108
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	5,000	6,341
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	5,000	6,304
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	6,750	7,029
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,750	4,709
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	6,810	7,862
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	3,820	4,778
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	5,000	6,253
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	5,800	6,651
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	6,245	7,779
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	7,000	8,720
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	9,000	11,177
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	17,455	22,033
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	5,260	6,504
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	8,000	9,268
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	10,955	13,805
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,145	6,186
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	8,500	10,220
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,410	6,505

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,500	6,613
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	19,510	22,413
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	11,000	12,801
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	7,000	8,335
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	20,605	25,779
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	10,000	12,522
[4]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.220%	8/5/20	8,300	8,300
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	0.000%	7/15/24	52,000	51,085
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/26	915	1,157
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/27	1,025	1,335
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	2/1/21	22,000	22,543
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	8,385	9,326
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,405	1,830
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,605	2,090
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	2,960	3,855
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	3,015	3,927
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/27	1,525	2,011
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/28	1,450	1,957
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/28	1,625	2,193
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/28	290	391
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/36	650	814
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/37	700	874
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/38	1,000	1,244
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/39	1,430	1,774
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/40	1,700	2,102
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/45	6,260	7,637
[3]	Commerce City CO Sales Tax Revenue	5.000%	8/1/31	2,415	2,827
[3]	Commerce City CO Sales Tax Revenue	5.000%	8/1/33	2,410	2,814
	Denver City & County School District No. 1 GO	4.000%	12/1/31	7,000	8,043
	Denver City & County School District No. 1 GO	5.000%	12/1/33	5,095	6,357
	Denver City & County School District No. 1 GO	5.000%	12/1/34	11,455	14,245
	Denver City & County School District No. 1 GO	5.000%	12/1/35	14,630	18,143
	Denver City & County School District No. 1 GO	5.000%	12/1/36	23,510	29,073

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Denver CO City & County (Convention Center Expansion Project) COP	5.000%	6/1/33	760	900
Denver CO City & County (Convention Center Expansion Project) COP	5.000%	6/1/34	1,000	1,177
Denver CO City & County (Convention Center Expansion Project) COP	5.000%	6/1/35	2,100	2,458
Denver CO City & County (Convention Center Expansion Project) COP	5.000%	6/1/36	3,925	4,579
Denver CO City & County (Convention Center Expansion Project) COP	5.000%	6/1/37	3,000	3,493
Denver CO City & County (Convention Center Expansion Project) COP	5.000%	6/1/38	3,375	3,921
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	3,080	3,640
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	15,190	16,608
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,260	5,187
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	5,750	6,280
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/27	750	959
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/28	3,040	3,450
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/28	550	719
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/29	5,000	5,662
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/29	750	974
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/30	14,430	16,306
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/30	760	980
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	4,130	5,061
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/31	845	1,082
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	6,040	7,365
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	6,000	7,846
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/32	1,175	1,496
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	6,625	8,214
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	7,250	9,434
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/33	600	761
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	6,750	8,757
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/34	2,000	2,528
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	7,110	9,185
Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/36	2,000	2,313
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/36	4,725	5,929

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/37	5,505	6,888
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/38	5,985	7,469
	Denver CO City & County GO	5.000%	8/1/22	4,365	4,783
	Denver CO City & County GO	5.000%	8/1/22	7,125	7,807
	Denver CO City & County GO	5.000%	8/1/23	8,340	9,549
	Denver CO City & County GO	5.000%	8/1/23	7,000	8,014
	Denver CO City & County GO	5.000%	8/1/24	8,760	10,435
	Denver CO City & County GO	5.000%	8/1/25	9,195	11,322
	Denver CO City & County GO	5.000%	8/1/25	9,225	11,359
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/30	1,000	805
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/31	1,000	767
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/32	1,050	769
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/33	2,230	1,564
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/34	2,255	1,511
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/32	11,425	15,136
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/33	7,360	9,708
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/29	600	760
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/30	500	627
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/31	550	682
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/21	27,500	27,364
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/22	11,315	11,170
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/23	15,435	15,122
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	20,000	19,402
	E-470 Public Highway Authority Highway Revenue	5.250%	9/1/25	1,510	1,516
	E-470 Public Highway Authority Highway Revenue	5.375%	9/1/26	2,500	2,510
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/28	1,000	1,316
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	24,125	21,305
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	9,950	8,064
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	1,400	1,611
	Eagle County School District No. Re50J GO	5.000%	12/1/32	4,615	5,749
	Eagle County School District No. Re50J GO	5.000%	12/1/33	7,475	9,275
	Eagle County School District No. Re50J GO	5.000%	12/1/34	6,000	7,428
	Eagle County School District No. Re50J GO	5.000%	12/1/35	3,335	4,115
	Eagle County School District No. Re50J GO	5.000%	12/1/36	1,400	1,723
	El Paso County School District No. 20 Academy GO	5.000%	12/15/33	2,900	3,604
	El Paso County School District No. 20 Academy GO	5.000%	12/15/34	2,015	2,497
	El Paso County School District No. 20 Academy GO	5.000%	12/15/35	1,775	2,192
	El Paso County School District No. 20 Academy GO	5.000%	12/15/36	2,000	2,463

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Paso County School District No. 20 Academy GO	5.000%	12/15/37	2,000	2,458
	El Paso County School District No. 3 Widefield GO	5.000%	12/1/28	620	686
	El Paso County School District No. 3 Widefield GO	5.000%	12/1/32	710	785
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	4.000%	12/15/32	4,010	4,591
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	4.000%	12/15/33	7,535	8,585
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	4.000%	12/15/34	7,075	8,041
[3]	Interlocken Metropolitan District GO	5.000%	12/1/26	500	629
[3]	Interlocken Metropolitan District GO	5.000%	12/1/26	200	251
[3]	Interlocken Metropolitan District GO	5.000%	12/1/27	1,000	1,287
[3]	Interlocken Metropolitan District GO	5.000%	12/1/28	750	988
	Jefferson County School District R-1 GO	4.000%	12/15/29	1,000	1,232
	Jefferson County School District R-1 GO	5.000%	12/15/36	18,000	23,417
	Jefferson County School District R-1 GO	5.000%	12/15/37	23,500	30,486
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/28	2,265	3,063
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/30	3,000	4,008
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/32	3,000	3,720
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/33	2,510	3,099
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/35	3,340	4,036
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/32	6,000	7,920
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/29	2,030	2,652
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/30	1,795	2,333
	Metro Wastewater Reclamation District Sewer Revenue	5.000%	4/1/23	6,500	7,336
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/23	1,520	1,739
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/26	1,000	1,211
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/29	2,000	2,401
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/31	1,500	1,787
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/33	1,080	1,274
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/34	1,250	1,472
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/35	1,125	1,321
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	2,000	2,563
	Regional Transportation District Appropriations Revenue (Denver Transit Partners Project)	6.000%	1/15/26	2,970	2,975
	Regional Transportation District Appropriations Revenue (Denver Transit Partners Project)	6.000%	1/15/34	500	501
	Regional Transportation District COP	5.000%	6/1/28	2,370	3,090
	Regional Transportation District COP	5.000%	6/1/29	2,455	3,278
	Regional Transportation District COP	5.000%	6/1/30	3,565	4,734
	Regional Transportation District COP	5.000%	6/1/31	3,000	3,962

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/24	5,000	5,507
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/25	5,875	6,464
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/31	9,000	12,379
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/32	6,000	8,347
	Southlands Metropolitan District No. 1 GO	3.500%	12/1/27	600	611
	Thornton CO COP	4.000%	12/1/35	3,940	4,639
	Thornton CO COP	4.000%	12/1/36	4,100	4,810
	University of Colorado College & University Revenue	5.000%	6/1/26	3,105	3,896
	University of Colorado College & University Revenue	4.000%	6/1/28	5,600	6,298
	University of Colorado College & University Revenue	5.000%	6/1/29	4,010	5,303
	University of Colorado College & University Revenue	5.000%	6/1/30	2,535	3,237
	University of Colorado College & University Revenue	5.000%	6/1/30	5,080	6,686
	University of Colorado College & University Revenue	4.000%	6/1/33	3,700	4,305
	University of Colorado College & University Revenue	4.000%	6/1/33	1,375	1,620
	University of Colorado College & University Revenue	4.000%	6/1/34	10,000	11,997
	University of Colorado College & University Revenue	4.000%	6/1/35	5,160	6,169
	University of Colorado College & University Revenue	4.000%	6/1/36	8,405	9,977
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	21,000	22,121
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	1,250	1,360
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	2,085	2,269
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	2,480	2,699
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	2,445	2,661
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	2,720	2,960
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	1,850	2,013
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	1,950	2,122
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	3,155	3,434
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	1,500	1,772
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	2,000	2,362
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	2,250	2,658
	University of Colorado Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	6,000	6,595
	University of Colorado Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,250	6,785
[3,6]	Vauxmont Metropolitan District GO	5.000%	12/1/28	210	265
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/28	250	295

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,6]	Vauxmont Metropolitan District GO	5.000%	12/1/29	210	270
[3,6]	Vauxmont Metropolitan District GO	5.000%	12/1/30	220	281
[3,6]	Vauxmont Metropolitan District GO	5.000%	12/1/31	230	292
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/31	265	310
[3,6]	Vauxmont Metropolitan District GO	5.000%	12/1/32	250	315
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/32	160	186
[3,6]	Vauxmont Metropolitan District GO	5.000%	12/1/33	255	320
[3,6]	Vauxmont Metropolitan District GO	5.000%	12/1/34	285	357
[3,6]	Vauxmont Metropolitan District GO	5.000%	12/1/35	100	125
[3]	Westminster Public Schools COP	5.000%	12/1/30	635	827
[3]	Westminster Public Schools COP	5.000%	12/1/32	310	399
[3]	Westminster Public Schools COP	4.000%	12/1/33	1,825	2,163
[3]	Westminster Public Schools COP	4.000%	12/1/34	1,050	1,241
[3]	Westminster Public Schools COP	5.000%	12/1/35	775	986
[3]	Westminster Public Schools COP	5.000%	12/1/36	1,210	1,534
					1,515,714
Connecticut (1.6%)
	Connecticut GO	5.000%	11/1/20	4,970	5,026
	Connecticut GO	5.000%	11/1/21	5,000	5,286
	Connecticut GO	4.000%	3/15/22	14,405	15,243
	Connecticut GO	5.000%	4/15/22	6,005	6,474
	Connecticut GO	5.000%	5/15/22	11,310	11,717
	Connecticut GO	5.000%	6/1/22	8,010	8,682
	Connecticut GO	5.000%	6/15/22	9,355	10,157
	Connecticut GO	5.000%	9/15/22	6,830	7,496
	Connecticut GO	5.000%	11/15/22	5,000	5,526
	Connecticut GO	5.000%	11/15/22	7,120	7,869
	Connecticut GO	5.000%	3/15/23	14,555	16,282
	Connecticut GO	5.000%	11/1/23	10,125	10,689
	Connecticut GO	5.000%	11/15/23	7,715	8,858
	Connecticut GO	5.000%	11/15/23	14,275	16,389
	Connecticut GO	5.000%	3/15/24	10,000	11,620
	Connecticut GO	5.000%	5/15/24	4,500	5,261
	Connecticut GO	5.000%	6/1/24	10,260	11,115
	Connecticut GO	5.000%	9/1/24	20,000	23,629
	Connecticut GO	5.000%	10/15/24	10,805	11,882
	Connecticut GO	5.000%	11/15/24	6,440	7,662
	Connecticut GO	5.000%	11/15/24	10,025	11,927
	Connecticut GO	5.000%	2/15/25	11,830	14,173
	Connecticut GO	5.000%	3/1/25	19,440	21,660
	Connecticut GO	5.000%	4/15/25	1,375	1,656
	Connecticut GO	5.000%	6/15/25	1,025	1,241
	Connecticut GO	5.000%	9/1/25	19,395	22,840
	Connecticut GO	5.000%	2/15/26	11,000	13,538
	Connecticut GO	5.000%	6/15/26	2,665	3,212
	Connecticut GO	5.000%	9/1/26	13,170	15,445
	Connecticut GO	5.000%	9/15/26	1,405	1,757
	Connecticut GO	5.000%	11/1/26	9,650	10,152
	Connecticut GO	5.000%	2/15/27	12,000	15,129
	Connecticut GO	5.000%	3/15/27	9,800	11,681
	Connecticut GO	4.000%	9/15/27	3,000	3,183
	Connecticut GO	5.000%	4/15/28	3,950	5,112
	Connecticut GO	4.000%	6/1/28	3,000	3,638
	Connecticut GO	5.000%	8/15/28	550	681
	Connecticut GO	4.000%	6/1/29	6,500	7,990
	Connecticut GO	5.000%	3/1/30	8,900	10,173
[1]	Connecticut GO	5.000%	4/15/30	3,400	4,503
	Connecticut GO	4.000%	6/1/30	1,750	2,177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut GO	4.000%	6/1/31	1,850	2,287
	Connecticut GO	5.000%	6/15/31	5,000	5,752
	Connecticut GO	5.000%	4/15/32	4,000	4,267
	Connecticut GO	4.000%	6/1/32	1,000	1,227
	Connecticut GO	5.000%	6/15/32	6,000	6,883
	Connecticut GO	5.000%	8/15/32	20,000	22,315
	Connecticut GO	5.000%	6/15/33	8,000	9,148
	Connecticut GO	5.000%	10/15/33	12,000	14,630
	Connecticut GO	4.000%	3/15/34	7,500	8,467
	Connecticut GO	4.000%	6/15/34	18,000	20,042
	Connecticut GO	5.000%	11/15/34	10,000	11,911
	Connecticut GO	4.000%	3/15/35	27,500	30,972
	Connecticut GO	5.000%	4/15/35	1,000	1,228
	Connecticut GO	5.000%	11/15/35	5,000	5,940
	Connecticut GO	4.000%	6/1/36	4,000	4,816
	Connecticut GO	4.000%	6/15/36	1,055	1,230
[1]	Connecticut GO	4.000%	1/15/37	6,500	7,793
	Connecticut GO	4.000%	6/1/37	6,150	7,378
	Connecticut GO	4.000%	6/15/37	990	1,151
	Connecticut GO	4.000%	6/1/38	9,375	11,212
[1]	Connecticut GO	3.000%	1/15/39	3,520	3,807
	Connecticut GO	4.000%	6/1/39	3,000	3,577
	Connecticut GO	5.000%	6/1/40	750	967
[2]	Connecticut GO FR, SIFMA Municipal Swap Index Yield + 0.750%	0.910%	3/1/21	4,455	4,457
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/22	5,000	5,471
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	20,455	22,600
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	3,000	3,522
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	8,225	9,081
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	15,030	16,587
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/28	11,000	14,161
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/28	5,105	6,628
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	11,000	14,551
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/30	3,750	5,042
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	21,540	27,352
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/31	6,000	8,012
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	10,025	11,632
[1]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	5,825	7,132
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/31	10,105	13,040
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	3,000	3,974
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	6,000	6,941
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	12,080	15,491

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/33	15,000	18,842
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	5,000	6,547
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	3,745	4,319
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/34	18,005	22,888
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	4,750	6,189
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	1,900	2,250
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/36	10,000	12,398
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/36	5,000	6,296
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/38	3,000	3,860
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	5,475	6,316
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	5,215	6,193
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,140	1,269
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,150	1,291
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	430	484
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,125	1,276
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	530	603
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,500	1,696
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	485	558
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/29	1,905	2,545
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	2,470	2,781
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	875	998
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/30	3,610	4,795
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/31	2,210	2,913

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/32	560	629
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/33	470	523
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	455	505
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	22,970	23,477
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	23,580	24,100
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	33,535	36,559
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/23	32,275	36,074
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	30,620	33,091
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,000	10,946
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,155
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,000	6,201
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,000	5,051
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,150	12,739
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	15,000	15,805
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,125
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,045	1,171
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,117
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,235	1,377
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	15,170	15,313
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,500	4,023
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,605	1,786

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,450	5,100
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	3,500	4,000
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,250	4,844
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/21	4,145	4,322
[5]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/30	11,595	12,807
	Metropolitan District GO	5.000%	7/15/26	1,000	1,235
	Metropolitan District GO	5.000%	7/15/27	1,640	2,077
	Metropolitan District GO	5.000%	7/15/29	1,845	2,387
	Metropolitan District GO	5.000%	7/15/30	1,350	1,738
	Metropolitan District GO	5.000%	7/15/30	1,575	2,081
	Metropolitan District GO	5.000%	7/15/31	1,490	1,902
	Metropolitan District GO	5.000%	7/15/31	2,190	2,867
	Metropolitan District GO	5.000%	7/15/32	1,765	2,231
	Metropolitan District GO	5.000%	7/15/32	2,000	2,590
	Metropolitan District GO	5.000%	7/15/33	1,325	1,705
	Metropolitan District GO	5.000%	7/15/33	1,000	1,287
	Metropolitan District GO	5.000%	7/15/34	1,425	1,827
	Metropolitan District GO	5.000%	7/15/34	1,000	1,282
	Metropolitan District GO	4.000%	7/15/35	1,880	2,206
	Metropolitan District GO	4.000%	7/15/36	1,425	1,665
	Metropolitan District GO	4.000%	7/15/36	1,200	1,402
	Metropolitan District GO	4.000%	7/15/37	2,030	2,365
	Metropolitan District GO	4.000%	7/15/38	1,115	1,295
	Metropolitan District GO	4.000%	7/15/39	500	579
	Metropolitan District GO	4.000%	7/15/39	1,050	1,216
[1]	Stratford CT GO	4.000%	1/1/35	3,890	4,473
[1]	Stratford CT GO	4.000%	1/1/36	3,890	4,459
[1]	Stratford CT GO	4.000%	1/1/37	3,890	4,447
[1]	Stratford CT GO	4.000%	1/1/38	3,890	4,437
	University of Connecticut College & University Revenue	5.000%	11/1/26	1,000	1,253
	University of Connecticut College & University Revenue	5.000%	11/1/26	2,830	3,547
	University of Connecticut College & University Revenue	5.000%	2/15/27	8,000	9,425
	University of Connecticut College & University Revenue	5.000%	11/1/27	1,350	1,731
	University of Connecticut College & University Revenue	5.000%	11/1/27	3,150	4,040
	University of Connecticut College & University Revenue	5.000%	11/1/28	1,250	1,634
	University of Connecticut College & University Revenue	5.000%	11/1/28	3,275	4,280
	University of Connecticut College & University Revenue	5.000%	3/15/29	3,010	3,639
	University of Connecticut College & University Revenue	5.000%	2/15/32	2,900	3,368
	University of Connecticut College & University Revenue	5.000%	4/15/32	1,580	1,996

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Connecticut College & University Revenue	5.000%	2/15/33	6,325	7,320
				1,248,538
Delaware (0.1%)
Delaware GO	5.000%	2/1/24	3,000	3,505
Delaware GO	4.000%	7/1/24	3,000	3,445
Delaware GO	5.000%	2/1/25	2,010	2,438
Delaware GO	5.000%	1/1/26	2,000	2,501
Delaware GO	5.000%	2/1/26	3,045	3,818
Delaware GO	5.000%	3/1/26	9,000	11,314
Delaware GO	5.000%	3/1/27	3,000	3,887
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	6,000	6,482
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	4,090	4,402
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	8,000	8,586
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,100	1,359
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,215	1,502
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,200	1,468
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	2,130	2,589
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/22	6,000	6,553
New Castle County DE GO	4.000%	7/15/26	1,185	1,265
University of Delaware College & University Revenue	5.000%	11/1/31	1,580	2,199
University of Delaware College & University Revenue	5.000%	11/1/33	1,645	2,344
University of Delaware College & University Revenue	5.000%	11/1/36	510	755
University of Delaware College & University Revenue	5.000%	11/1/37	550	824
University of Delaware College & University Revenue	5.000%	11/1/38	535	811
University of Delaware College & University Revenue	5.000%	11/1/39	850	1,303
				73,350
District of Columbia (1.2%)
District of Columbia Appropriations Revenue	5.000%	12/1/33	1,000	1,327
District of Columbia GO	5.000%	6/1/21	5,070	5,275
District of Columbia GO	5.000%	6/1/24	1,000	1,184
District of Columbia GO	5.000%	10/15/25	9,000	11,181
District of Columbia GO	5.000%	6/1/28	2,175	2,826
District of Columbia GO	5.000%	6/1/29	1,040	1,346
District of Columbia GO	5.000%	6/1/30	5,450	6,915
District of Columbia GO	5.000%	6/1/31	7,645	8,927
District of Columbia GO	5.000%	6/1/31	6,280	7,333
District of Columbia GO	5.000%	6/1/31	5,530	6,985
District of Columbia GO	5.000%	6/1/31	7,400	9,496
District of Columbia GO	5.000%	10/15/31	7,000	9,459
District of Columbia GO	5.000%	6/1/32	9,630	11,213
District of Columbia GO	5.000%	6/1/32	4,520	5,263
District of Columbia GO	5.000%	6/1/32	9,000	11,137
District of Columbia GO	5.000%	6/1/32	8,395	10,551
District of Columbia GO	4.000%	6/1/33	7,020	8,362

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
District of Columbia GO	5.000%	6/1/33	19,325	24,193
District of Columbia GO	5.000%	10/15/33	7,620	10,171
District of Columbia GO	5.000%	6/1/34	12,500	15,614
District of Columbia GO	5.000%	6/1/34	5,115	6,482
District of Columbia GO	5.000%	6/1/35	4,480	5,580
District of Columbia GO	5.000%	6/1/35	18,355	23,189
District of Columbia GO	5.000%	6/1/36	4,530	5,627
District of Columbia GO	5.000%	6/1/36	17,365	21,868
District of Columbia GO	5.000%	6/1/36	11,250	14,167
District of Columbia GO	5.000%	6/1/37	3,380	4,246
District of Columbia GO	5.000%	10/15/37	17,475	23,011
District of Columbia GO	5.000%	6/1/38	11,045	13,842
District of Columbia GO	5.000%	6/1/38	11,485	14,781
District of Columbia GO	5.000%	10/15/38	16,125	21,175
District of Columbia GO	5.000%	6/1/41	3,395	4,113
District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	2,150	2,495
District of Columbia Health, Hospital, Nursing Home Revenue	4.500%	1/1/25	2,395	2,288
District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	2,325	2,778
District of Columbia Income Tax Revenue	5.000%	12/1/22	3,525	3,921
District of Columbia Income Tax Revenue	5.000%	3/1/24	5,000	5,860
District of Columbia Income Tax Revenue	5.000%	3/1/24	2,570	3,012
District of Columbia Income Tax Revenue	5.000%	10/1/24	22,775	27,296
District of Columbia Income Tax Revenue	5.000%	12/1/24	4,025	4,468
District of Columbia Income Tax Revenue	5.000%	12/1/24	9,500	10,546
District of Columbia Income Tax Revenue	5.000%	3/1/25	6,040	7,348
District of Columbia Income Tax Revenue	5.000%	3/1/25	4,150	5,049
District of Columbia Income Tax Revenue	5.000%	10/1/25	25,000	31,020
District of Columbia Income Tax Revenue	5.000%	10/1/25	28,120	34,892
District of Columbia Income Tax Revenue	5.000%	3/1/26	1,000	1,257
District of Columbia Income Tax Revenue	5.000%	10/1/26	7,000	8,952
District of Columbia Income Tax Revenue	5.000%	10/1/26	14,010	17,916
District of Columbia Income Tax Revenue	5.000%	10/1/29	2,400	3,326
District of Columbia Income Tax Revenue	5.000%	12/1/32	5,210	5,729
District of Columbia Income Tax Revenue	5.000%	3/1/33	7,020	9,496
District of Columbia Income Tax Revenue	5.000%	10/1/33	14,600	19,737
District of Columbia Income Tax Revenue	5.000%	3/1/34	6,030	8,125
District of Columbia Income Tax Revenue	5.000%	10/1/34	12,915	17,410
District of Columbia Income Tax Revenue	5.000%	3/1/35	10,015	13,561
District of Columbia Income Tax Revenue	4.000%	3/1/37	4,000	4,897
District of Columbia Income Tax Revenue	5.000%	3/1/37	10,695	14,355
District of Columbia Income Tax Revenue	5.000%	3/1/38	8,675	11,607
District of Columbia Income Tax Revenue	4.000%	3/1/39	2,000	2,430
District of Columbia Income Tax Revenue	5.000%	3/1/39	7,930	10,580
District of Columbia Telecom Revenue, ETM	5.000%	4/1/25	4,170	5,072
District of Columbia Telecom Revenue, ETM	5.000%	4/1/26	3,985	5,022
District of Columbia Telecom Revenue, Prere.	5.000%	4/1/26	2,200	2,773
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/31	9,595	10,489
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/31	5,115	5,592
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/32	5,000	5,463
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/32	5,000	5,463
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	7,000	8,558

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	8,985	10,936
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/31	1,000	1,238
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/32	600	738
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/33	3,500	4,353
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	2,000	2,436
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	1,900	2,357
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/35	1,500	1,706
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/35	2,000	2,423
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/36	2,000	2,265
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/36	2,000	2,413
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	51,700	30,045
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/37	2,000	2,258
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/37	2,000	2,406
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/38	1,000	1,126
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/38	2,000	2,400
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/39	1,695	2,029
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/29	1,555	2,088
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	1,410	1,912
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/32	3,010	4,051
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/33	2,100	2,803
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/34	2,005	2,666
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/35	1,720	2,085
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/36	1,195	1,442
[4]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue VRDO	0.160%	8/3/20	11,250	11,250
[4]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue VRDO	0.150%	8/6/20	11,095	11,095
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/25	2,000	2,211
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	6,510	7,275
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	6,250	7,059
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	5,440	6,125
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	7,450	8,357

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/28	6,400	8,502
Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/29	11,375	15,497
Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/30	5,300	7,375
Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/33	3,525	4,799
Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/34	5,750	7,792
Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/35	12,340	16,635
Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/36	6,700	8,992
Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/37	7,000	9,363
Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/38	15,000	19,984
				906,109
Florida (4.7%)
Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,162
Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,350	1,562
Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,325	1,530
Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	22,010	24,966
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	5,050	5,392
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	5,065	5,608
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,110	1,229
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	5,595	6,189
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	2,985	3,419
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	5,890	6,504
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,440	2,788
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	6,200	6,828
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	6,280	6,909
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,620	2,979
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	5,795	6,576
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	4,355	4,932
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	3,290	3,724
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	10,000	10,943
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	4,500	5,080
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	9,000	10,117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	7,750	8,684
	Brevard County School District COP	5.000%	7/1/25	1,000	1,129
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/25	2,000	2,179
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	2,745	3,031
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	5,785	6,387
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	5,000	5,520
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	7,210	8,403
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	7,610	8,869
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	8,025	9,352
	Broward County FL School District COP	5.000%	7/1/26	15,315	18,893
	Broward County FL School District GO	5.000%	7/1/33	5,605	7,284
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/27	1,285	1,670
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/29	1,100	1,426
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/35	1,500	1,744
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/36	1,400	1,617
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/37	4,000	4,595
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	4.500%	1/1/35	1,000	1,010
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	1,770	1,952
[5]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,915	2,978
[5]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,040	2,061
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	5,640	6,994
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	4,365	5,410
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/29	10,000	11,547
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/32	6,500	7,410
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	10,784
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	4,950	6,014
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	7,055	8,554
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/37	2,125	2,613
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/38	4,190	5,141
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/22	30,835	32,703
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	20,645	24,384
[3,9]	Cityplace Community Development District, 3.650% coupon rate effective 11/1/2025	0.000%	5/1/28	3,000	3,010
[3,9]	Cityplace Community Development District, 4.000% coupon rate effective 11/1/2025	0.000%	5/1/33	4,000	4,244
	Collier County Water-Sewer District Water Revenue	5.000%	7/1/30	3,385	4,683

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Collier County Water-Sewer District Water Revenue	5.000%	7/1/31	1,715	2,363
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/28	220	273
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/30	220	269
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/32	300	363
	Duval County Public Schools COP	5.000%	7/1/27	4,025	4,840
	Duval County Public Schools COP	5.000%	7/1/33	14,415	17,211
	Escambia County FL Sales Tax Revenue	5.000%	10/1/33	3,180	4,035
	Escambia County FL Sales Tax Revenue	5.000%	10/1/34	2,340	2,959
	Escambia County FL Sales Tax Revenue	5.000%	10/1/35	3,510	4,412
	Escambia County FL Sales Tax Revenue	5.000%	10/1/36	2,205	2,758
	Escambia County FL Sales Tax Revenue	5.000%	10/1/37	2,870	3,576
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,500	4,427
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,095	5,142
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	6,935	8,657
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,350	4,171
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,985	7,419
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	6,265	7,734
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	10,000	12,305
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	7,120	8,689
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	5,733
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/24	6,265	7,431
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	9,275	11,399
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	6,575	8,081
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/26	3,000	3,144
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/32	9,255	11,754
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/33	9,030	10,472
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	12,355	14,113
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	7,000	8,102
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	1,360	1,710
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/38	11,635	13,876
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	9/15/30	470	489
[5]	Florida Development Finance Corp. Charter School Aid Revenue	6.000%	6/15/32	2,600	2,716
[5]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/40	4,100	4,384
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/28	315	391

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/29	285	358
	Florida GO	5.000%	6/1/22	10,085	10,984
	Florida GO	5.000%	6/1/22	3,050	3,322
	Florida GO	5.000%	6/1/22	7,050	7,678
	Florida GO	5.000%	6/1/22	8,700	9,475
	Florida GO	5.000%	7/1/22	22,060	24,098
	Florida GO	5.000%	6/1/23	10,230	11,621
	Florida GO	5.000%	6/1/23	10,440	11,866
	Florida GO	6.000%	6/1/23	7,000	8,156
	Florida GO	5.000%	7/1/23	750	819
	Florida GO	5.000%	6/1/24	9,275	10,974
	Florida GO	5.000%	6/1/24	1,835	2,171
	Florida GO	5.000%	6/1/25	16,000	16,640
	Florida GO	5.000%	6/1/25	8,855	10,862
	Florida GO	5.000%	7/1/26	5,540	7,005
	Florida GO	5.000%	7/1/26	15,845	20,036
	Florida GO	4.000%	6/1/27	15,000	16,539
	Florida GO	4.000%	6/1/27	12,000	12,799
	Florida GO	5.000%	7/1/27	5,000	6,342
	Florida GO	4.000%	6/1/28	13,030	13,892
	Florida GO	4.000%	6/1/29	16,000	17,044
	Florida GO	4.000%	6/1/29	2,700	3,196
	Florida GO	4.000%	6/1/30	2,590	3,132
	Florida GO	5.000%	6/1/31	5,000	5,196
	Florida GO	4.000%	6/1/32	16,000	18,471
	Florida GO	4.000%	6/1/32	45	55
	Florida GO	4.000%	6/1/33	5,570	6,483
	Florida GO	4.000%	6/1/35	4,000	4,735
	Florida GO	4.000%	6/1/36	17,715	20,902
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/35	1,000	1,227
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/36	1,580	1,928
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/38	2,000	2,421
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/39	1,000	1,206
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/40	1,305	1,569
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	400	494
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	435	546
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	1,000	1,275
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	1,000	1,268
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	1,180	1,486
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	750	937

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	800	995
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/35	850	1,051
Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/33	1,870	2,156
Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/34	3,920	4,498
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/30	2,045	2,268
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/33	2,305	2,521
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/35	3,615	3,937
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/36	3,795	4,122
Florida Higher Educational Facilities Financial Authority College & University Revenue (University of Tampa Project), Prere.	5.000%	4/1/22	1,000	1,079
Florida Lottery Revenue	5.000%	7/1/26	3,520	4,467
Florida Lottery Revenue	5.000%	7/1/26	25,950	32,935
Florida Lottery Revenue	4.000%	7/1/27	2,750	2,935
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/21	5,015	5,274
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	1,800	2,046
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	1,075	1,265
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	1,765	2,142
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	1,060	1,284
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	1,370	1,652
Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/28	3,580	4,271
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,385	1,667
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	3,475	4,176
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	8,640	10,728
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	10,020	12,391
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	8,535	10,515
Florida Ports Financing Commission Miscellaneous Taxes Revenue	5.000%	10/1/24	2,075	2,187
Florida Ports Financing Commission Miscellaneous Taxes Revenue	5.000%	10/1/26	1,420	1,496
Florida Ports Financing Commission Miscellaneous Taxes Revenue	5.000%	10/1/28	2,000	2,106
Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	3/1/37	4,645	5,434
Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	9/1/37	4,770	5,573

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	3/1/38	4,840	5,648
[3]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,350	1,781
[3]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,885	2,492
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/25	3,560	4,393
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/26	3,790	4,818
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/27	3,185	4,166
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/28	5,000	6,507
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/29	7,100	9,204
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/30	4,000	5,161
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/34	5,015	6,361
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/35	5,040	6,371
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,690	1,702
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/36	745	893
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/37	2,550	3,050
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,320	1,469
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,110	1,277
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,375	1,622
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,460	1,750
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,100	2,508
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,045	2,435
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,020	2,399
[3]	Hernando County School District COP	5.000%	7/1/27	6,000	7,405
[3]	Hernando County School District COP	5.000%	7/1/31	5,925	7,237
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/26	28,000	35,015
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	10/1/28	12,300	13,615
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	10/1/31	26,515	29,138
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	10/1/34	3,115	3,403
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/27	2,590	3,319
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/28	5,680	7,251
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/30	9,085	11,804
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	15,070	16,429

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	5,030	5,484
Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	13,590	14,815
Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	13,545	14,766
Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	410	447
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,010	1,240
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,255	2,820
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	3,890	4,697
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,000	3,606
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,785	2,218
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	3,790	4,532
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	4,510	5,364
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,635	2,010
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	4,730	5,602
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	4,970	5,873
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	5,220	6,147
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,475	6,427
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	5,755	6,739
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	2,965	3,464
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/20	15,420	15,537
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/25	4,550	4,990
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	7,710	9,138
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	4,960	6,395
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	8,650	10,971
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	6,485	7,648
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	1,735	2,209
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	7,000	9,234
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	4,785	6,052
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/29	7,750	9,123
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/29	8,570	11,526
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	3,145	3,694
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	2,000	2,459
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	9,930	13,228
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	9,000	11,334
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	10,300	13,586
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/32	1,750	1,910
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/33	3,105	3,628
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	1,765	2,059
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	2,000	2,498
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/35	2,930	3,776
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/36	2,840	3,646
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/37	3,245	4,153
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/38	2,000	2,552

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Jacksonville FL Sales Tax Revenue	4.000%	10/1/28	1,650	1,878
Jacksonville FL Sales Tax Revenue	5.000%	10/1/28	2,350	2,551
Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/34	2,550	3,071
Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/36	1,655	1,979
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	15,000	18,655
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	7,400	9,512
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	2,785	3,079
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	10,000	12,812
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	1,830	2,394
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	6,090	7,773
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	7,220	9,156
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/31	7,000	8,779
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	7,000	8,730
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	9,000	11,175
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/34	7,000	9,275
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,000	2,346
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	10,000	11,985
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/35	3,500	4,625
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	2,500	2,923
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	9,195	11,257
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	9,125	10,890
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	4,000	4,665
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	6,860	8,370
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,955	3,506
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,750	2,129
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	4,500	5,319
JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/22	655	722
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	2,665	2,939
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	4,360	4,808
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	285	314
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	755	833

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	1,705	1,880
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	465	513
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	1,305	1,439
	JEA Water & Sewer System Water Revenue	5.000%	10/1/26	1,235	1,571
	JEA Water & Sewer System Water Revenue	5.000%	10/1/27	21,020	27,340
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	2,340	3,055
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	3,145	4,067
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	1,340	1,557
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	5,580	7,189
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	2,355	2,423
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	980	1,136
	JEA Water & Sewer System Water Revenue	4.000%	10/1/30	3,000	3,316
	JEA Water & Sewer System Water Revenue	5.000%	10/1/30	1,925	2,469
	JEA Water & Sewer System Water Revenue	4.000%	10/1/33	11,205	13,432
	JEA Water & Sewer System Water Revenue	5.000%	10/1/33	1,210	1,630
	JEA Water & Sewer System Water Revenue	5.000%	10/1/34	1,150	1,537
	JEA Water & Sewer System Water Revenue	5.000%	10/1/34	2,730	3,649
	JEA Water & Sewer System Water Revenue	4.000%	10/1/35	8,000	9,456
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	1,180	1,570
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	2,525	3,361
	JEA Water & Sewer System Water Revenue	4.000%	10/1/36	1,000	1,210
	JEA Water & Sewer System Water Revenue	4.000%	10/1/37	1,000	1,206
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	6,000	7,245
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	1,080	1,304
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	4,600	5,534
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	1,185	1,426
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	2,290	2,747
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	640	765
	JEA Water & Sewer System Water Revenue, Prere.	5.000%	4/1/21	3,805	3,926
	JEA Water & Sewer System Water Revenue, Prere.	5.000%	4/1/24	1,020	1,195
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/32	1,340	1,744
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/35	1,495	1,921
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/36	1,200	1,535
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/38	1,275	1,620
[3]	Lake County School Board (Master Lease Program) COP	5.000%	6/1/28	1,500	1,742
[3]	Lake County School Board (Master Lease Program) COP	5.000%	6/1/29	1,760	2,039
[3]	Lake County School Board (Master Lease Program) COP	5.000%	6/1/30	3,000	3,469
[3]	Lake County School Board COP	5.000%	6/1/31	5,000	5,948
	Lakeland FL College & University Revenue (Florida Southern College Project)	5.000%	9/1/31	500	529
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,390
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	6,060
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,755	4,285
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,135	3,564

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lee County FL Appropriations Revenue	5.000%	10/1/22	1,785	1,952
	Lee County FL Appropriations Revenue	5.000%	10/1/23	2,750	3,111
	Lee County FL Appropriations Revenue	5.000%	10/1/24	3,020	3,520
[3]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/26	1,000	1,180
[3]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/28	3,055	3,592
[3]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/30	3,300	3,880
[3]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/32	1,820	2,137
[3]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/33	1,000	1,173
[3]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/34	1,000	1,171
[3]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/35	1,000	1,170
	Lee County FL Water & Sewer Revenue, Prere.	5.250%	10/1/21	5,950	6,301
	Lee County School Board COP	5.000%	8/1/22	1,600	1,752
	Lee County School Board COP	5.000%	8/1/23	1,150	1,311
	Lee County School Board COP	5.000%	8/1/24	2,330	2,756
	Lee County School Board COP	5.000%	8/1/27	5,010	5,859
	Lee County School Board COP	5.000%	8/1/28	4,080	4,762
	Lee County School Board COP	5.000%	8/1/34	3,500	4,295
	Lee County School Board COP	5.000%	8/1/35	4,270	5,228
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,250	2,802
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	7,290	9,297
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	3,470	4,525
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	4,500	5,720
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,695	7,195
	Manatee County FL Appropriations Revenue	5.000%	10/1/22	1,255	1,383
	Manatee County FL Appropriations Revenue	5.000%	10/1/23	1,310	1,505
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,325	1,523
	Manatee County FL Appropriations Revenue	5.000%	10/1/26	1,520	1,746
	Manatee County FL Appropriations Revenue	5.000%	10/1/27	1,580	1,813
	Marco Island FL Utility System Water Revenue, Prere.	5.250%	10/1/23	3,300	3,820
	Marco Island FL Utility System Water Revenue, Prere.	5.250%	10/1/23	2,000	2,315
	Miami Beach FL GO	5.000%	5/1/24	1,010	1,189
	Miami Beach FL GO	3.000%	5/1/32	4,440	5,004
	Miami Beach FL GO	3.000%	5/1/33	2,340	2,620
	Miami Beach FL GO	5.000%	5/1/34	2,920	3,874
	Miami Beach FL GO	5.000%	5/1/35	4,000	5,284
	Miami Beach FL GO	5.000%	5/1/36	2,700	3,555
	Miami Beach FL GO	5.000%	5/1/37	5,695	7,479
	Miami Beach FL GO	5.000%	5/1/38	5,980	7,820
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/26	1,085	1,248
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/28	1,910	2,184
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/29	1,015	1,157
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/30	1,585	1,801
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/35	1,500	1,679
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/26	1,560	1,982
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/28	1,695	2,198
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/29	3,920	5,071

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/30	3,165	3,798
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/31	2,500	2,985
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/32	2,230	2,648
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/33	2,400	2,836
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/34	2,555	3,013
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/35	2,760	3,243
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/26	1,005	1,277
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/28	720	934
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/29	1,000	1,294
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/30	1,215	1,567
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	2,850	2,883
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	3,415	3,594
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,000	3,278
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	2,820	3,080
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,355	1,447
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	825	925
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,118
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/34	4,000	4,575
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/35	5,200	5,938
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/28	1,890	2,484
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/29	2,005	2,697
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/30	2,630	3,522
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/31	2,765	3,664
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/27	1,430	1,801
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/28	3,010	3,882
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/29	3,160	4,028
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/31	3,495	4,424
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/33	3,865	4,836
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/34	4,060	5,055
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/35	2,000	2,480
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	4,410	4,902
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	6,255	7,164
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	5,610	6,404

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	3,420	3,890
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,470	3,941
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,245	1,414
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/28	1,885	2,248
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	2,150	2,526
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	1,690	1,909
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/31	2,000	2,251
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	600	702
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	2,550	2,861
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/33	6,450	7,216
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/39	625	693
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/27	3,710	4,696
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	1,705	2,103
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	15,390	18,975
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	8,210	10,123
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	14,000	17,243
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	8,620	10,617
Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/31	6,270	7,605
Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/32	4,775	5,735
Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/33	6,785	8,105
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/23	1,460	1,470
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/24	2,630	2,647
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	2,885	3,361
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	6,775	8,229
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	2,055	2,352
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	4,005	4,777
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/35	2,450	2,913
Miami-Dade County FL Aviation Port, Airport & Marina Revenue, Prere.	5.000%	10/1/20	555	559
Miami-Dade County FL Aviation Port, Airport & Marina Revenue, Prere.	5.000%	10/1/20	6,645	6,696
Miami-Dade County FL Aviation Port, Airport & Marina Revenue, Prere.	5.000%	10/1/20	6,500	6,550

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Miami-Dade County FL Aviation Port, Airport & Marina Revenue, Prere.	5.000%	10/1/20	5,500	5,543
Miami-Dade County FL GO	5.000%	7/1/26	2,000	2,459
Miami-Dade County FL GO	5.000%	7/1/29	5,100	6,418
Miami-Dade County FL GO	5.000%	7/1/32	1,055	1,286
Miami-Dade County FL GO	5.000%	7/1/33	4,710	6,291
Miami-Dade County FL GO	5.000%	7/1/37	5,000	6,155
Miami-Dade County FL GO	5.000%	7/1/38	5,020	6,173
Miami-Dade County FL GO	5.000%	7/1/39	6,475	8,483
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/24	2,000	2,191
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/25	3,000	3,281
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/26	11,340	12,375
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/27	2,510	2,735
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/28	8,840	9,621
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/29	5,000	4,122
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29	10,035	10,908
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29	2,500	3,047
Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/30	12,555	14,646
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	11,440	12,416
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	4,000	4,341
Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/31	11,270	13,096
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	2,155	1,656
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	13,500	14,627
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/32	3,285	4,346
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/32	2,890	2,140
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32	11,550	12,491
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/34	3,625	4,751
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/34	4,815	6,310
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/35	5,675	7,411
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/36	5,955	7,746
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	3,195	4,142
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	5,000	6,482
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/38	4,405	5,695
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/38	6,565	8,487
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/39	4,625	5,964

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/39	6,895	8,891
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	14,500	8,257
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/22	3,420	3,719
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/23	3,840	4,333
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/26	8,955	11,134
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/27	4,000	4,340
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/28	2,060	2,235
Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/30	10,965	12,592
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/30	8,000	8,657
Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/31	10,000	11,437
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/31	6,265	6,771
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/32	1,680	1,815
Miami-Dade County FL Water & Sewer Water Revenue	5.250%	10/1/21	20,000	21,180
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/22	14,270	15,756
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	7,050	8,507
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/31	10,000	12,038
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/32	11,605	13,957
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/33	10,040	12,058
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/34	11,000	12,989
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	10,020	11,791
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	23,025	27,007
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/36	3,225	4,146
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	11,510	13,466
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/37	5,370	6,885
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	18,605	21,715
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	13,500	15,757
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/38	4,720	6,036
Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,020	1,223
Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,000	1,192
Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/30	2,625	2,555
Miami-Dade County School Board COP	5.000%	11/1/26	8,020	9,503

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County School Board COP	5.000%	11/1/27	10,000	11,835
	Miami-Dade County School Board COP	5.000%	11/1/28	10,045	11,884
	Miami-Dade County School Board COP	5.000%	11/1/29	10,000	11,803
	Miami-Dade County School Board COP GO	5.000%	3/15/35	1,000	1,218
	Miami-Dade County School Board GO	5.000%	3/15/31	3,000	3,328
	Miami-Dade County School Board GO	5.000%	3/15/32	6,985	7,744
	Miami-Dade County School Board GO	5.000%	3/15/33	6,010	6,658
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.750%	10/1/30	2,300	2,637
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.750%	10/1/32	2,600	2,965
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/23	2,060	2,277
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/24	1,750	1,987
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/25	1,250	1,452
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	2,750	3,124
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	5,200	6,500
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	4,795	5,974
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	6,171
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	5,000	6,103
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	4,535	5,506
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	9,480	11,383
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,955	4,731
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/26	6,715	8,110
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/27	2,165	2,671
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	7,930	9,782
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	1,890	1,969
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	3,055	3,734
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,500	1,826
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,160	3,501
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,185	6,230
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	6,415	7,670
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	4,750	5,217
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	5,000	5,961
	Orange County School Board COP	5.000%	8/1/33	21,500	26,607
	Orlando FL Appropriations Revenue	5.000%	10/1/21	1,050	1,109
	Orlando FL Appropriations Revenue	5.000%	10/1/24	1,145	1,372
	Orlando FL Appropriations Revenue	5.000%	10/1/26	1,285	1,640
	Orlando FL Appropriations Revenue	5.000%	10/1/26	1,265	1,614
[3]	Orlando FL Lease Revenue	5.000%	11/1/26	2,285	2,774
[3]	Orlando FL Lease Revenue	5.000%	11/1/27	1,325	1,644
[3]	Orlando FL Lease Revenue	5.000%	11/1/28	2,010	2,478
[3]	Orlando FL Lease Revenue	5.000%	11/1/29	2,020	2,473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Orlando FL Lease Revenue	5.000%	11/1/31	5,425	6,585
[3]	Orlando FL Lease Revenue	5.000%	11/1/33	2,095	2,519
[3]	Orlando FL Lease Revenue	5.000%	11/1/34	4,000	4,797
[3]	Orlando FL Lease Revenue	5.000%	11/1/35	3,125	3,735
[3]	Orlando FL Lease Revenue	5.000%	11/1/37	2,020	2,401
	Orlando FL Miscellaneous Revenue	5.000%	10/1/37	3,000	3,873
	Orlando FL Miscellaneous Revenue	5.000%	10/1/38	3,030	3,902
	Orlando Utilities Commission Electric Power & Light Revenue	5.250%	10/1/22	3,270	3,627
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/29	1,505	1,902
	Orlando Utilities Commission Water Revenue	5.000%	10/1/23	4,045	4,657
	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/31	13,030	14,583
[9]	Osceola County Expressway Authority Highway Revenue, 5.550% coupon rate effective 10/1/2024, ETM	0.000%	10/1/29	1,000	1,160
[9]	Osceola County Expressway Authority Highway Revenue, 5.650% coupon rate effective 10/1/2024, ETM	0.000%	10/1/30	1,400	1,670
[9]	Osceola County Expressway Authority Highway Revenue, 5.750% coupon rate effective 10/1/2024, ETM	0.000%	10/1/31	1,625	1,995
[9]	Osceola County Expressway Authority Highway Revenue, 5.800% coupon rate effective 10/1/2024, Prere.	0.000%	10/1/31	2,060	2,535
[9]	Osceola County Expressway Authority Highway Revenue, 5.900% coupon rate effective 10/1/2024, Prere.	0.000%	10/1/31	3,000	3,711
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/28	600	504
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/29	700	570
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/29	500	644
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	1,500	1,173
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/30	600	765
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/31	1,990	1,491
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/31	500	633
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/32	2,400	1,720
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/32	500	629
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/33	3,670	2,524
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/33	800	1,003
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/34	1,300	1,623
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/35	1,300	1,616
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	2,535	1,540
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	700	867
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	2,850	1,660

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Osceola County FL Transportation Highway Revenue	5.000%	10/1/37	700	864
Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	3,250	1,817
Osceola County FL Transportation Highway Revenue	5.000%	10/1/38	1,000	1,229
Osceola County FL Transportation Highway Revenue	5.000%	10/1/39	1,200	1,472
Palm Beach County FL Appropriations Revenue	5.000%	6/1/25	1,000	1,086
Palm Beach County FL Appropriations Revenue	5.000%	5/1/33	6,000	7,393
Palm Beach County FL Appropriations Revenue	5.000%	5/1/37	7,810	9,535
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	600	772
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	600	767
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	860	1,092
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,000	1,263
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,385
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,510	1,894
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,000	1,249
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,295	1,613
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,365	2,937
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,750	2,168
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/22	910	1,010
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/23	1,250	1,445
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/24	1,000	1,201
Palm Beach County School District COP	5.000%	8/1/25	15,000	18,412
Palm Beach County School District COP	5.000%	8/1/26	2,080	2,631
Palm Beach County School District COP	5.000%	8/1/28	6,115	6,662
Palm Beach County School District COP	5.000%	8/1/29	5,970	6,498
Palm Beach County School District COP	5.000%	8/1/29	3,595	4,363
Palm Beach County School District COP	5.000%	8/1/31	10,000	11,690
Palm Beach County School District COP	5.000%	8/1/31	10,660	12,844
Palm Beach County School District COP	5.000%	8/1/32	3,445	4,130
Palm Beach County School District COP	5.000%	8/1/32	12,010	14,399
Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	2,275	2,759
Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/27	4,055	4,903
Pasco County School Board COP	5.000%	8/1/24	2,315	2,615
Pembroke Pines FL Miscellaneous Revenue	3.000%	7/1/36	4,825	5,347
Polk County FL Utility System Water Revenue	5.000%	10/1/37	1,775	2,402
Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/27	980	1,229
Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/28	3,160	3,955
Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/29	2,115	2,643
Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/30	2,210	2,567

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/30	2,000	2,275
Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/31	2,510	2,896
Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/31	2,100	2,390
Reedy Creek Improvement District GO	4.000%	6/1/31	3,035	3,609
Reedy Creek Improvement District GO	4.000%	6/1/32	3,110	3,671
Reedy Creek Improvement District GO	4.000%	6/1/34	10,000	11,349
Reedy Creek Improvement District GO	4.000%	6/1/35	4,685	5,453
Reedy Creek Improvement District GO	5.000%	6/1/37	5,000	6,203
Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	10,000	11,431
Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	9,600	10,974
Reedy Creek Improvement District Utility Multiple Utility Revenue	5.000%	10/1/23	2,515	2,791
Sarasota County FL Sales Tax Revenue	5.000%	10/1/23	1,110	1,276
Sarasota County FL Sales Tax Revenue	5.000%	10/1/24	1,575	1,878
Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	13,550	16,635
Seacoast Utility Authority Water Revenue	5.000%	3/1/21	1,750	1,799
Seacoast Utility Authority Water Revenue	5.000%	3/1/22	1,995	2,148
South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	11,090	12,603
South Florida Water Management District COP	5.000%	10/1/26	9,290	11,456
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	4,345	5,283
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,010	6,213
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,500	4,327
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	4,000	4,927
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	9,025	10,266
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,865	16,661
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,000	5,974
St. Johns County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.750%	8/1/20	1,500	1,500
St. Johns River Power Park Electric Power & Light Revenue, ETM	5.000%	10/1/20	22,255	22,427
St. Lucie County School Board (Master Lease Program) COP	5.000%	7/1/24	1,595	1,795
Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/24	500	567
Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/28	500	561
Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/29	500	560
Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.125%	7/1/34	1,135	1,265
Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/27	3,305	4,197
Sunshine State Governmental Financing Commission Appropriations Revenue	5.000%	9/1/27	4,250	4,839
Sunshine State Governmental Financing Commission Appropriations Revenue	5.000%	9/1/28	4,450	5,061
Sunshine State Governmental Financing Commission Lease Revenue (Miami Dade County Program)	5.000%	9/1/23	5,985	6,287

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sunshine State Governmental Financing Commission Lease Revenue (Miami Dade County Program)	5.125%	9/1/24	4,625	4,863
[4]	Sunshine State Governmental Financing Commission Miscellaneous Revenue VRDO	0.160%	8/6/20	13,600	13,600
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/29	3,015	3,565
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	2,000	2,360
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,085	2,457
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/34	5,000	6,053
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/35	6,455	7,569
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/36	3,350	3,924
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/37	3,000	3,511
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	955	1,102
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,800	2,130
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,100	1,291
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,450	1,697
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/25	1,270	1,515
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/26	1,210	1,444
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/27	1,020	1,215
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/28	1,000	1,189
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/31	1,250	1,480
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/32	1,335	1,582
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/33	2,015	2,379
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/35	2,100	2,472
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/36	2,300	2,704
[7]	Tampa Bay Water Revenue	6.000%	10/1/29	10,000	14,585
	Tampa Bay Water Revenue	5.000%	10/1/32	2,305	2,641
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/26	1,400	1,639
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/30	1,650	1,909
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/32	1,880	2,160
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/33	2,340	2,679
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/34	2,505	2,863
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/35	1,680	1,916
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,000	1,038
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,075	1,160
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,079
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,935	2,080
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,500	1,609

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,072
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	290	366
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	300	387
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	325	424
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	375	487
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	300	386
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	275	352
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	14,686	15,691
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	375	478
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	325	413
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	520	658
Tampa FL Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	400	415
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,125	3,659
Tampa FL Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	1,152
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,200	1,507
Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/21	1,250	1,306
Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/23	1,400	1,521
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/33	400	277
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/34	2,440	1,623
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	1,800	1,145
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/37	1,000	582
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/39	2,400	1,271
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/40	1,250	631
Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/28	2,500	3,129
Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	2,500	3,119
Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	3,705	4,609
Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/37	3,470	4,748
Tampa FL Water & Wastewater System Water Revenue	4.000%	10/1/38	2,200	2,760
Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/39	4,000	5,440
Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/40	6,500	8,815
Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/32	605	714
Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/33	625	733
Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/34	650	761
Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/35	680	793

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/36	705	819
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/37	5,000	5,792
[5]	Tampa-Hillsborough County FL Expressway AuthorityHighway Revenue TOB VRDO	0.260%	8/6/20	14,760	14,760
	Tohopekaliga Water Authority Water Revenue	5.000%	10/1/24	1,340	1,604
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/34	1,275	1,456
	Tohopekaliga Water Authority Water Revenue, Prere.	5.750%	10/1/21	2,300	2,449
	USF Financing Corp. COP	5.000%	7/1/30	6,030	7,029
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,125	1,315
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,000	1,251
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	2,000	2,338
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	1,500	1,871
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/29	1,110	1,294
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	1,845	2,144
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/23	1,000	1,129
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/24	635	743
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/25	1,675	1,957
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/27	1,835	2,140
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/28	1,650	1,920
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/29	2,350	2,728
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/30	3,895	4,515
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/31	2,375	2,751
					3,653,005
Georgia (2.7%)
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/27	2,325	2,778
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/28	2,500	2,973
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	4.000%	1/1/32	2,000	2,254
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,540	2,912
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,000	1,136
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,365	1,548
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	1,280	1,443
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/24	1,805	2,078
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,417
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/30	5,000	5,682

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/31	5,025	5,698
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/32	5,515	6,236
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/33	2,000	2,255
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/34	2,025	2,279
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	3,100	3,976
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/24	1,025	1,180
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.875%	1/1/24	3,145	3,215
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/26	1,600	1,699
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/27	1,390	1,474
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	1,000	1,305
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/31	2,540	2,880
	Atlanta GA GO	4.875%	12/1/26	7,450	8,911
	Atlanta GA GO	4.500%	12/1/29	2,700	3,130
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/20	1,370	1,386
[3]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/22	9,800	10,464
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	3,160	3,649
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/24	3,110	3,728
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/25	2,550	3,104
[3]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/25	6,565	8,408
[3]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/26	15,280	20,261
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/34	2,275	2,725
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	6,200	7,955
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	3,260	4,183
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/35	2,280	2,721
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	11,915	14,146
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,000	5,115
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,010	5,127
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/36	2,750	3,261
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/36	14,010	17,857
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/26	9,030	11,397
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/27	9,480	12,284
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/28	9,960	12,825
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,250	1,629

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,700	2,197
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,500	3,218
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,650	2,110
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,850	3,623
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,535	3,205
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,990	3,761
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,335	1,677
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/29	1,100	1,335
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/30	1,350	1,631
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/32	1,795	2,147
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/33	2,000	2,381
[6]	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/32	300	403
[6]	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/33	450	549
[6]	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/35	1,245	1,506
[6]	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/37	775	931
[6]	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/38	680	737
[6]	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/39	925	999
[6]	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/40	1,000	1,077
	Cherokee County Board of Education GO	5.000%	8/1/31	1,565	1,941
	Cherokee County Board of Education GO	5.000%	8/1/33	1,780	2,187
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,285	3,985
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,250	3,927
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,000	4,426
[6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	500	621
[6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	400	511
[6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	575	726
[6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	545	708
[6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	450	578

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	535	707
[6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	450	575
[6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	530	696
[6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	475	556
[6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	795	955
[6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	725	861
[6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	425	493
[6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	500	590
[6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	600	705
[6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	750	878
[6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	800	848
[6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,000	1,270
[6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	550	679
[6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	790	916
[6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	500	565
[6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,452
[6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	550	675
[6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	400	449
[6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	2,000	2,076
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	478
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	700	859
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	900	1,129
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	1,000	1,251
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	1,640	2,034
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	1,230	1,522
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	2,250	2,758
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/33	2,445	2,983

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	3,350	4,076
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	2,500	3,033
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	4,300	5,201
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	4,500	5,428
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,130	1,434
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	8,160	10,263
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	9,100	11,413
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	9,565	11,964
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/29	1,280	1,614
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/30	1,020	1,280
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/32	1,000	1,162
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/34	1,100	1,353
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/36	1,160	1,418
	Dalton Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,675	1,832
	Dalton Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,975	2,155
	Dalton Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,000	1,088
	Dalton Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	6,880	7,432
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/23	1,410	1,491
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/24	1,500	1,586
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/25	3,000	3,735
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/31	2,225	2,342
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/32	4,000	4,205
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,632
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,287
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	1,171
[6]	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	2,000	2,507

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	1,775	2,217
[6]	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	2,215	2,757
[6]	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	2,000	2,480
	Forsyth County School District GO	5.000%	2/1/26	1,275	1,599
	Forsyth County School District GO	5.000%	2/1/27	1,000	1,292
	Forsyth County School District GO	5.000%	2/1/33	3,350	4,354
	Forsyth County School District GO	5.000%	2/1/34	2,535	3,283
	Forsyth County School District GO	5.000%	2/1/35	3,790	4,894
	Forsyth County School District GO	5.000%	2/1/37	2,250	2,887
	Forsyth County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	4/1/28	1,750	2,336
	Forsyth County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	4/1/30	1,565	2,131
	Forsyth County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	4/1/31	1,250	1,693
	Fulton County Development Authority College & University Revenue	5.000%	6/15/34	1,160	1,504
	Fulton County Development Authority College & University Revenue	5.000%	6/15/36	1,015	1,305
	Fulton County Development Authority College & University Revenue	5.000%	6/15/38	1,160	1,478
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,010	3,651
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,640	3,175
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,500	1,955
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,765	3,574
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,600	2,034
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	2,307
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,750	2,199
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	8,810	11,132
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/37	2,200	2,556
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	3,500	4,048
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/39	2,500	2,884
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	478
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	600	736
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	530	665
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	560	701
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	500	620

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	870	1,077
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/31	900	1,109
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	4,700	5,702
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,820	3,402
	Fulton County GA Water & Sewerage Water Revenue	5.000%	1/1/33	10,000	10,999
	Fulton County GA Water & Sewerage Water Revenue	4.000%	1/1/34	10,000	10,684
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	2,080	2,189
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	1,680	1,776
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,500	7,986
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/29	4,740	4,499
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/37	10,165	10,285
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	21,755	27,854
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	12,095	15,431
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	7,715	9,036
	Georgia GO	5.000%	11/1/20	9,240	9,350
	Georgia GO	5.000%	1/1/22	9,415	10,063
	Georgia GO	5.000%	2/1/22	6,690	7,177
	Georgia GO	4.000%	10/1/22	13,270	14,360
	Georgia GO	5.000%	1/1/23	6,050	6,760
	Georgia GO	5.000%	2/1/23	5,025	5,635
	Georgia GO	5.000%	7/1/23	20,160	22,034
	Georgia GO	5.000%	7/1/24	22,865	27,160
	Georgia GO	5.000%	7/1/24	29,915	35,534
	Georgia GO	5.000%	7/1/24	34,685	41,200
	Georgia GO	5.000%	12/1/24	10,110	12,205
	Georgia GO	5.000%	2/1/25	10,000	12,144
	Georgia GO	5.000%	2/1/25	3,000	3,503
	Georgia GO	5.000%	7/1/25	20,970	25,865
	Georgia GO	5.000%	7/1/25	1,615	1,992
	Georgia GO	5.000%	1/1/26	4,960	6,206
	Georgia GO	5.000%	2/1/26	9,660	12,119
	Georgia GO	5.000%	7/1/26	1,470	1,868
	Georgia GO	5.000%	7/1/26	10,040	12,756
	Georgia GO	5.000%	12/1/26	4,680	6,022
	Georgia GO	5.000%	2/1/27	10,000	11,639
	Georgia GO	5.000%	2/1/27	14,870	19,229
	Georgia GO	5.000%	12/1/27	5,175	6,632
	Georgia GO	5.000%	7/1/29	1,510	1,962
	Georgia GO	3.250%	7/1/37	9,750	10,895

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/23	14,615	14,760
Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/24	11,650	11,764
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/21	2,830	2,876
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,270	1,599
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	16,330	19,786
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/29	1,140	1,467
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,225	1,569
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,385	1,765
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/32	1,450	1,837
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/33	1,200	1,511
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	2,295	2,877
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/35	925	1,156
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/36	1,145	1,426
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/37	1,115	1,384
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/38	1,150	1,423
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/28	500	629
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/29	500	635
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	890	1,120
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	1,265	1,592
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	750	939
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	600	751
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	800	996
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	500	622
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	9,000	11,156
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	2,050	2,541
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	1,225	1,514
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	725	896
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	1,300	1,601
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	2,055	2,531
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	1,350	1,657

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	2,420	2,971
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	1,455	1,781
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	2,355	2,883
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	1,415	1,728
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	16,230	19,822
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	2,100	2,565
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	4.000%	1/1/21	8,205	8,305
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/21	7,700	7,825
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/25	5,190	6,070
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	6,605	7,934
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	39,845	48,277
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	28,000	34,193
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	90	108
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/30	1,095	1,263
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/33	2,115	2,417
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/34	2,000	2,280
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/35	5,845	6,651
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	465	577
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	650	828
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	700	889
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	565	715
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,365	5,058
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	12,110	13,839
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	500	613
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	500	619
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	1,000	1,226
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	1,250	1,521
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	2,300	2,782

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,100	2,533
	Gwinnett County School District GO	5.000%	2/1/38	17,010	22,356
	Gwinnett County School District GO	5.000%	2/1/39	15,000	19,663
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/22	10,010	10,981
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	6,164
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	11,352
	Jackson County GA School District GO	5.000%	3/1/31	1,415	1,900
	Jackson County GA School District GO	5.000%	3/1/32	1,000	1,334
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	450	538
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	630	773
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	835	1,045
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/15/21	6,765	6,934
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/15/21	37,000	37,898
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/15/22	10,720	11,414
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/33	5,500	6,781
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	2,500	3,068
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	1,750	2,348
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,691
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/38	2,000	2,766
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	137,290	150,245
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	200,205	220,438
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	35,170	39,938
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	58,210	67,559
[7]	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.250%	7/1/26	4,810	6,114
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/29	7,745	8,453
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/30	5,300	6,549
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	9,015	11,095
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/33	14,000	16,517
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/34	16,465	19,322
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/35	17,095	19,996

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/35	5,300	6,434
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	22,080	26,730
Municipal Electric Authority of Georgia Electric Power & Light Revenue	5.000%	1/1/29	14,000	17,676
Municipal Electric Authority of Georgia Electric Power & Light Revenue	5.000%	1/1/29	8,000	10,101
Municipal Electric Authority of Georgia Nuclear Revenue	5.000%	1/1/24	4,485	4,923
Municipal Electric Authority of Georgia Nuclear Revenue	5.000%	1/1/25	1,300	1,425
Municipal Electric Authority of Georgia Nuclear Revenue (Project No. 1)	5.000%	1/1/22	12,120	12,794
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/23	510	588
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/28	2,510	3,364
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	2,070	2,821
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	16,500	23,119
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/31	2,085	2,825
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/32	1,675	2,253
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	2,750	3,776
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/36	3,680	4,563
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/39	11,480	15,061
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/40	2,000	2,432
Private Colleges & Universities Authority College & University Revenue Corp. of Mercer University	5.000%	10/1/32	2,100	2,157
Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,125	2,490
Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,395	2,770
Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/30	4,000	4,439
Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/31	4,000	4,424
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/27	780	985
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/28	500	645
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/29	525	691
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/30	500	654
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/31	400	518
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/32	1,055	1,356
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/35	1,265	1,608
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/36	390	494

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/37	575	726
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	4.000%	10/1/38	675	790
				2,078,624
Guam (0.2%)
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/23	2,280	2,300
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	750	902
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/27	600	736
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,300	1,432
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,000	1,221
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	2,065	2,511
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/30	1,000	1,211
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/32	2,230	2,673
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,000	1,187
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	300	348
Guam Miscellaneous Taxes Revenue	5.000%	11/15/21	4,655	4,815
Guam Miscellaneous Taxes Revenue	5.000%	1/1/23	1,175	1,219
Guam Miscellaneous Taxes Revenue	5.000%	11/15/23	8,070	8,763
Guam Miscellaneous Taxes Revenue	5.000%	11/15/24	9,240	10,242
Guam Miscellaneous Taxes Revenue	5.000%	11/15/25	10,910	12,334
Guam Miscellaneous Taxes Revenue	5.000%	1/1/26	2,575	2,671
Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	5,940	6,704
Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	3,255	3,372
Guam Miscellaneous Taxes Revenue	5.000%	11/15/30	10,100	11,333
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,225	1,419
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,230	1,449
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	1,245	1,377
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	5,165	6,073
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	5,425	6,374
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	5,695	6,682
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	5,380	6,205
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	1,825	2,087
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	2,690	3,068
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	3,525	4,006
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	3,000	3,399
				118,113
Hawaii (1.2%)

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/31	21,210	28,477
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/32	24,365	32,495
Hawaii County HI GO	5.000%	9/1/28	1,000	1,240
Hawaii County HI GO	5.000%	9/1/29	2,065	2,551
Hawaii County HI GO	5.000%	9/1/30	1,000	1,230
Hawaii GO	5.000%	10/1/20	5,520	5,562
Hawaii GO	5.000%	10/1/20	9,910	9,986
Hawaii GO	5.000%	12/1/20	4,480	4,550
Hawaii GO	5.000%	11/1/22	11,285	12,500
Hawaii GO	5.000%	12/1/22	10,125	10,771
Hawaii GO	5.000%	8/1/24	15,010	17,814
Hawaii GO	5.000%	8/1/24	8,970	10,646
Hawaii GO	5.000%	10/1/24	10,075	12,029
Hawaii GO	5.000%	11/1/24	22,305	24,653
Hawaii GO	5.000%	4/1/25	19,785	23,986
Hawaii GO	5.000%	8/1/25	4,105	4,859
Hawaii GO	5.000%	8/1/25	2,515	2,977
Hawaii GO	5.000%	10/1/25	12,015	14,805
Hawaii GO	5.000%	10/1/25	3,605	4,442
Hawaii GO	4.000%	4/1/26	26,025	31,022
Hawaii GO	5.000%	8/1/26	1,420	1,678
Hawaii GO	5.000%	1/1/27	8,015	10,245
Hawaii GO	5.000%	4/1/27	7,870	9,799
Hawaii GO	4.000%	4/1/28	5,050	5,972
Hawaii GO	5.000%	5/1/28	14,910	19,230
Hawaii GO	5.000%	10/1/28	8,080	10,176
Hawaii GO	5.000%	10/1/28	9,085	11,441
Hawaii GO	4.000%	4/1/29	10,000	11,792
Hawaii GO	5.000%	8/1/29	8,585	10,114
Hawaii GO	5.000%	8/1/29	31,900	36,184
Hawaii GO	5.000%	10/1/29	7,000	8,787
Hawaii GO	4.000%	4/1/30	14,185	16,624
Hawaii GO	4.000%	5/1/30	13,815	16,576
Hawaii GO	4.000%	10/1/30	11,500	13,619
Hawaii GO	5.000%	1/1/31	6,000	7,997
Hawaii GO	4.000%	4/1/31	1,410	1,642
Hawaii GO	4.000%	5/1/31	14,160	16,862
Hawaii GO	4.000%	5/1/32	12,160	14,446
Hawaii GO	4.000%	8/1/32	11,740	13,104
Hawaii GO	4.000%	10/1/32	5,285	6,183
Hawaii GO	5.000%	1/1/33	10,750	13,809
Hawaii GO	5.000%	8/1/33	2,975	3,460
Hawaii GO	4.000%	1/1/34	8,740	10,427
Hawaii GO	5.000%	1/1/34	8,745	11,191
Hawaii GO	4.000%	10/1/34	5,760	6,567
Hawaii GO	5.000%	1/1/36	22,430	28,528
Hawaii GO	5.000%	1/1/36	13,000	16,928
Hawaii GO	4.000%	10/1/36	2,250	2,601
Hawaii GO	5.000%	1/1/38	6,000	7,764
Hawaii GO, Prere.	5.000%	12/1/21	3,770	4,009
Hawaii State Highway Fund Fuel Sales Tax Revenue	5.000%	1/1/32	2,180	2,534
Honolulu County HI GO	4.000%	10/1/34	10,575	12,028
Honolulu HI City & County GO	5.000%	10/1/20	3,675	3,703
Honolulu HI City & County GO	5.000%	10/1/20	5,115	5,154
Honolulu HI City & County GO	5.000%	10/1/22	4,220	4,653

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County GO	5.000%	10/1/22	1,130	1,246
	Honolulu HI City & County GO	5.000%	10/1/22	4,015	4,427
	Honolulu HI City & County GO	5.000%	11/1/22	3,245	3,590
[6]	Honolulu HI City & County GO	5.000%	7/1/25	1,500	1,827
	Honolulu HI City & County GO	5.000%	10/1/26	7,500	9,215
	Honolulu HI City & County GO	5.000%	10/1/26	5,135	6,309
	Honolulu HI City & County GO	5.000%	10/1/27	4,030	4,933
	Honolulu HI City & County GO	5.000%	10/1/28	8,415	10,277
	Honolulu HI City & County GO	5.000%	10/1/28	4,000	4,885
	Honolulu HI City & County GO	5.000%	10/1/29	2,280	2,781
	Honolulu HI City & County GO	4.000%	10/1/31	6,220	7,334
	Honolulu HI City & County GO	5.000%	10/1/31	12,690	15,376
	Honolulu HI City & County GO	4.000%	10/1/32	6,705	7,844
	Honolulu HI City & County GO	4.000%	10/1/32	15,000	17,188
	Honolulu HI City & County GO	5.000%	10/1/33	4,000	4,811
[6]	Honolulu HI City & County GO	4.000%	7/1/34	1,385	1,734
	Honolulu HI City & County GO	5.000%	9/1/34	8,035	10,170
	Honolulu HI City & County GO	4.000%	9/1/36	2,930	3,511
[6]	Honolulu HI City & County GO	4.000%	7/1/40	2,220	2,698
[6]	Honolulu HI City & County GO	4.000%	7/1/41	4,840	5,863
	Honolulu HI City & County GO, Prere.	5.000%	8/1/21	5,000	5,240
	Honolulu HI City & County GO, Prere.	5.000%	11/1/22	3,500	3,878
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/26	3,000	3,658
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/28	6,175	7,151
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/29	10,000	11,577
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/30	8,220	9,924
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/31	18,060	21,726
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/33	8,440	11,299
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/34	4,000	4,951
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/34	6,765	8,063
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/35	2,525	3,101
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/35	7,895	9,695
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/35	6,835	8,124
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/36	3,000	3,821
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	7,230	8,567
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/39	6,545	8,594
					887,810
Idaho (0.1%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,520	1,793
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,750	3,287
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/28	4,060	5,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/29	4,810	6,088
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/30	4,525	5,701
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	3,250	3,528
[5]	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.375%	7/1/34	4,425	4,822
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/25	2,070	2,483
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	1,010	1,244
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/27	5,655	7,141
[1]	University of Idaho College & University Revenue	5.000%	4/1/28	240	310
[1]	University of Idaho College & University Revenue	5.000%	4/1/29	250	329
[1]	University of Idaho College & University Revenue	5.000%	4/1/30	345	464
[1]	University of Idaho College & University Revenue	5.000%	4/1/32	970	1,287
[1]	University of Idaho College & University Revenue	5.000%	4/1/33	555	732
[1]	University of Idaho College & University Revenue	5.000%	4/1/34	1,735	2,279
[1]	University of Idaho College & University Revenue	5.000%	4/1/36	1,915	2,495
[1]	University of Idaho College & University Revenue	5.000%	4/1/38	1,000	1,294
[1]	University of Idaho College & University Revenue	4.000%	4/1/40	1,150	1,345
[1]	University of Idaho College & University Revenue	4.000%	4/1/41	700	816
					52,538
Illinois (5.7%)
[3]	Bolingbrook IL	4.000%	3/1/26	1,070	1,254
[3]	Bolingbrook IL	4.000%	3/1/28	1,085	1,302
[3]	Bolingbrook IL	4.000%	3/1/29	2,744	3,256
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/31	1,640	2,012
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/33	2,000	2,515
	Chicago Board of Education GO	5.000%	12/1/21	20,000	20,582
[3]	Chicago Board of Education GO	5.500%	12/1/21	4,090	4,339
	Chicago Board of Education GO	5.000%	12/1/22	2,775	2,915
	Chicago Board of Education GO	5.000%	12/1/22	12,000	12,607
[3]	Chicago Board of Education GO	5.500%	12/1/22	9,625	10,401
	Chicago Board of Education GO	5.000%	12/1/23	15,000	16,058
	Chicago Board of Education GO	5.000%	12/1/24	20,000	21,757
	Chicago Board of Education GO	5.000%	12/1/25	11,000	12,120
[7]	Chicago Board of Education GO	0.000%	12/1/26	5,535	4,632
[3]	Chicago Board of Education GO	5.000%	12/1/26	3,560	4,142
	Chicago Board of Education GO	5.000%	12/1/26	10,800	12,020
	Chicago Board of Education GO	7.000%	12/1/26	19,600	23,655
	Chicago Board of Education GO	0.000%	12/1/27	1,290	986
	Chicago Board of Education GO	4.000%	12/1/27	5,175	5,479
[3]	Chicago Board of Education GO	5.000%	12/1/27	2,750	3,230

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education GO	5.000%	12/1/27	1,000	1,124
	Chicago Board of Education GO	5.000%	12/1/27	1,625	1,826
[7]	Chicago Board of Education GO	0.000%	12/1/28	10,320	8,041
[7]	Chicago Board of Education GO	0.000%	12/1/28	4,460	3,475
[3]	Chicago Board of Education GO	5.000%	12/1/28	3,000	3,576
	Chicago Board of Education GO	5.000%	12/1/28	11,100	12,594
	Chicago Board of Education GO	5.000%	12/1/28	4,000	4,538
[7]	Chicago Board of Education GO	0.000%	12/1/29	375	281
[3]	Chicago Board of Education GO	5.000%	12/1/29	2,500	2,966
	Chicago Board of Education GO	5.000%	12/1/29	8,700	9,912
	Chicago Board of Education GO	5.000%	12/1/29	2,000	2,279
[7]	Chicago Board of Education GO	0.000%	12/1/30	1,475	1,061
[7]	Chicago Board of Education GO	0.000%	12/1/30	195	140
[3]	Chicago Board of Education GO	5.000%	12/1/30	1,500	1,771
[7]	Chicago Board of Education GO	0.000%	12/1/31	455	313
	Chicago Board of Education GO	5.000%	12/1/32	1,200	1,352
	Chicago Board of Education GO	5.000%	12/1/33	12,000	12,347
	Chicago Board of Education GO	5.000%	12/1/33	2,060	2,291
	Chicago Board of Education GO	5.250%	12/1/35	12,095	12,727
	Chicago Board of Education GO	5.000%	12/1/36	10,210	11,141
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/33	1,200	1,339
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/34	1,535	1,707
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/35	1,615	1,790
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/37	1,350	1,491
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/38	1,700	1,873
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/27	3,765	4,639
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/28	2,000	2,523
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,250	1,565
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/31	1,250	1,557
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/33	1,885	2,323
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/34	4,205	5,163
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/36	6,140	7,492
	Chicago IL GO	0.000%	1/1/24	4,000	3,631
	Chicago IL GO	5.000%	1/1/26	1,050	1,144
	Chicago IL GO	5.000%	1/1/26	1,660	1,808
	Chicago IL GO	5.000%	1/1/26	13,335	14,772
	Chicago IL GO	5.000%	1/1/26	5,000	5,539
	Chicago IL GO	5.000%	1/1/27	9,000	10,049
	Chicago IL GO	5.000%	1/1/28	6,000	6,746
	Chicago IL GO	5.000%	1/1/28	8,000	8,994
	Chicago IL GO	5.000%	1/1/29	3,000	3,392
	Chicago IL GO	5.000%	1/1/29	10,000	11,306
	Chicago IL GO	5.250%	1/1/29	2,365	2,531
	Chicago IL GO	5.000%	1/1/30	8,540	9,697
	Chicago IL GO	5.500%	1/1/30	750	823
	Chicago IL GO	5.000%	1/1/31	2,000	2,239
	Chicago IL GO	5.000%	1/1/32	800	901

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO	5.500%	1/1/35	8,000	9,175
	Chicago IL GO	5.000%	1/1/36	970	1,023
	Chicago IL GO	5.000%	1/1/39	17,090	18,785
	Chicago IL GO	5.000%	1/1/40	1,335	1,464
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/23	1,200	1,249
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,110	1,172
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/27	3,500	3,663
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/28	3,000	3,133
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/29	2,000	2,085
[5]	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	0.360%	8/6/20	36,250	36,250
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,460	2,679
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	3,100	3,676
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,545	3,084
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	1,675	1,865
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	3,330	4,076
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	9,030	11,053
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	1,575	1,752
[7]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	17,000	21,948
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	2,000	2,218
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/32	1,875	2,078
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/33	2,525	2,794
	Chicago IL Waterworks Water Revenue	5.000%	11/1/22	1,450	1,580
	Chicago IL Waterworks Water Revenue	5.000%	11/1/23	1,750	1,908
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,585	1,726
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,685	2,918
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	2,145	2,326
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	10,395	12,761
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	5,550	6,002
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	7,050	8,684
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	1,030	1,175
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	3,590	3,871
	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	3,000	3,229
	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	2,000	2,267
	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	3,075	3,303
	Chicago IL Waterworks Water Revenue	5.000%	11/1/33	2,040	2,298
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	2,550	2,798
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	3,415	3,879
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	6,140	6,719
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	10,000	11,200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,000	11,165
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	6,725	7,494
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	2,200	2,448
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	3,000	3,178
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/24	1,250	1,338
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	7,410	7,841
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	5,500	6,484
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/25	1,500	1,612
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,270	1,537
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	4,025	4,253
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,000	1,211
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/26	1,000	1,072
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	3,560	3,756
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	325	379
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	32,400	40,127
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,185	1,468
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/27	2,435	2,604
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,215	1,496
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	3,000	3,162
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	10,775	12,546
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	2,365	2,911
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	130	155
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	5,100	6,356
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	35	38
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	925	1,133
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,160
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,300	2,509
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	13,550	15,745
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,240	2,673
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	1,960	2,400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/29	1,500	1,860
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,220	3,388
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,000	3,475
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	5,700	6,782
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,545	1,882
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	3,020	3,724
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	720	873
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,900	3,048
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	22,890	26,428
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	13,315	15,777
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,060	2,497
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/31	3,630	4,455
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	17,305	19,907
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	3,500	4,130
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	4,750	5,606
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,050	12,066
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	21,065	24,146
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	4,750	5,582
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/33	1,000	1,088
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	10,165	12,164
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	19,560	22,922
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	10,500	12,535
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	12,250	14,326
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	11,930	13,952
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	3,000	3,735
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	8,750	10,206
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	5,000	5,935
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,020	3,747
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,040	1,210
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	10,885	12,667

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	3,000	3,712
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	11,000	13,576
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue VRDO	0.170%	8/5/20	16,000	16,000
	Chicago Park District GO	5.000%	1/1/21	2,000	2,030
	Chicago Park District GO	5.000%	1/1/25	4,685	4,903
	Chicago Park District GO	5.000%	1/1/25	625	712
	Chicago Park District GO	5.000%	1/1/26	515	595
	Chicago Park District GO	5.000%	1/1/27	1,000	1,144
	Chicago Park District GO	5.000%	1/1/27	2,085	2,440
	Chicago Park District GO	5.000%	1/1/27	5,580	6,119
	Chicago Park District GO	5.000%	1/1/28	4,835	4,895
	Chicago Park District GO	5.000%	1/1/28	1,000	1,140
	Chicago Park District GO	5.000%	1/1/28	1,420	1,689
	Chicago Park District GO	5.000%	1/1/29	5,170	5,233
	Chicago Park District GO	5.000%	1/1/29	985	1,120
	Chicago Park District GO	5.000%	1/1/30	2,770	2,803
[1]	Chicago Park District GO	5.000%	1/1/30	4,500	5,405
[1]	Chicago Park District GO	5.000%	1/1/30	1,000	1,150
	Chicago Park District GO	5.000%	1/1/31	3,445	3,741
[1]	Chicago Park District GO	5.000%	1/1/31	5,570	6,658
[1]	Chicago Park District GO	5.000%	1/1/31	1,600	1,913
[1]	Chicago Park District GO	5.000%	1/1/31	1,000	1,146
[1]	Chicago Park District GO	5.000%	1/1/31	2,000	2,291
	Chicago Park District GO	5.000%	1/1/32	2,625	2,846
[1]	Chicago Park District GO	5.000%	1/1/32	5,545	6,593
[1]	Chicago Park District GO	5.000%	1/1/32	5,000	5,945
	Chicago Park District GO	5.000%	1/1/33	1,000	1,082
	Chicago Park District GO	5.000%	1/1/33	1,095	1,185
[1]	Chicago Park District GO	5.000%	1/1/33	1,720	2,034
[1]	Chicago Park District GO	5.000%	1/1/33	5,140	6,079
[1]	Chicago Park District GO	5.000%	1/1/33	2,000	2,273
[1]	Chicago Park District GO	5.000%	1/1/33	2,620	3,098
	Chicago Park District GO	5.500%	1/1/33	1,500	1,610
	Chicago Park District GO	5.000%	1/1/34	1,500	1,622
[1]	Chicago Park District GO	5.000%	1/1/34	1,640	1,932
[1]	Chicago Park District GO	5.000%	1/1/34	2,000	2,266
	Chicago Park District GO	5.000%	1/1/35	1,075	1,161
[1]	Chicago Park District GO	5.000%	1/1/35	1,775	2,086
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/26	2,075	2,498
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/26	1,035	1,246
	Chicago Transit Authority Sales Tax Revenue	5.250%	12/1/30	10,000	10,445
[5]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	0.310%	8/6/20	32,795	32,795
	Chicagosit Authority Transit Revenue	5.000%	6/1/27	31,170	31,218
	Chicagosit Authority Transit Revenue	5.000%	6/1/27	13,085	13,105
	Chicagosit Authority Transit Revenue	5.000%	6/1/28	30,225	30,271
	Cook County Community College District No. 508 GO	5.000%	12/1/24	2,000	2,060
	Cook County Community College District No. 508 GO	5.250%	12/1/26	2,065	2,139
	Cook County Community College District No. 508 GO	5.250%	12/1/27	2,000	2,071
	Cook County Community College District No. 508 GO	5.250%	12/1/28	2,020	2,087

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cook County Community College District No. 508 GO	5.250%	12/1/32	7,000	7,207
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/25	1,000	1,078
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/26	2,485	2,679
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/27	2,605	2,807
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/28	2,240	2,411
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/32	5,000	5,329
	Cook County Forest Preserve District GO	5.000%	12/15/24	1,520	1,640
	Cook County Forest Preserve District GO	5.000%	12/15/26	2,225	2,399
	Cook County Forest Preserve District GO	5.000%	12/15/27	2,335	2,516
	Cook County Forest Preserve District GO	5.000%	12/15/28	2,455	2,642
	Cook County IL GO	5.250%	11/15/25	4,700	4,931
[3]	Cook County IL GO	5.000%	11/15/26	2,500	2,996
	Cook County IL GO	5.250%	11/15/28	35,500	37,141
	Cook County IL GO	5.000%	11/15/34	1,180	1,363
	Cook County IL GO	5.000%	11/15/35	1,025	1,181
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/24	1,750	1,974
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/25	1,845	2,079
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/26	4,575	5,147
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/27	2,000	2,247
	Evanston IL GO	3.500%	12/1/38	2,000	2,230
[1]	Evanston IL GO	3.500%	12/1/39	2,000	2,240
	Illinois Finance Authority College & University Revenue	5.000%	10/1/22	2,000	2,111
	Illinois Finance Authority College & University Revenue	5.000%	10/1/22	2,110	2,321
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	4,000	4,220
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	5,265	6,031
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	5,195	5,480
	Illinois Finance Authority College & University Revenue	5.000%	7/1/25	8,750	9,436
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	2,990	3,154
	Illinois Finance Authority College & University Revenue	5.000%	7/1/26	3,710	3,998
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	3,500	3,691
	Illinois Finance Authority College & University Revenue	5.000%	7/1/27	1,495	1,611
	Illinois Finance Authority College & University Revenue	5.000%	7/1/28	1,570	1,691
	Illinois Finance Authority College & University Revenue	5.000%	9/1/28	500	589
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	15,000	17,612
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	4,400	4,634
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	2,585	3,105

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority College & University Revenue	5.000%	7/1/29	1,650	1,776
Illinois Finance Authority College & University Revenue	5.000%	9/1/29	600	715
Illinois Finance Authority College & University Revenue	5.000%	10/1/29	12,250	14,350
Illinois Finance Authority College & University Revenue	5.000%	10/1/29	4,250	4,473
Illinois Finance Authority College & University Revenue	5.000%	10/1/29	2,030	2,430
Illinois Finance Authority College & University Revenue	5.000%	7/1/30	1,730	1,862
Illinois Finance Authority College & University Revenue	5.000%	9/1/30	700	828
Illinois Finance Authority College & University Revenue	5.000%	10/1/30	5,250	5,520
Illinois Finance Authority College & University Revenue	5.000%	10/1/30	1,010	1,204
Illinois Finance Authority College & University Revenue	5.000%	7/1/31	1,815	1,953
Illinois Finance Authority College & University Revenue	5.000%	9/1/31	500	587
Illinois Finance Authority College & University Revenue	5.000%	10/1/31	15,000	17,468
Illinois Finance Authority College & University Revenue	5.000%	10/1/31	5,300	5,570
Illinois Finance Authority College & University Revenue	5.000%	7/1/32	1,905	2,049
Illinois Finance Authority College & University Revenue	5.000%	9/1/32	500	583
Illinois Finance Authority College & University Revenue	5.000%	10/1/32	15,000	17,408
Illinois Finance Authority College & University Revenue	5.000%	10/1/32	1,050	1,103
Illinois Finance Authority College & University Revenue	5.000%	9/1/34	1,100	1,269
Illinois Finance Authority College & University Revenue	5.000%	12/1/34	1,320	1,526
Illinois Finance Authority College & University Revenue	4.000%	9/1/35	1,000	1,060
Illinois Finance Authority College & University Revenue	5.000%	10/1/35	28,975	33,419
Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,139
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/20	3,185	3,189
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	2,040	2,168
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	6,645	6,658
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	495	504
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	3,750	4,022
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	1,000	1,130
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,050	1,189
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,245	1,396

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	5,065	5,823
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.500%	5/15/24	5,070	5,351
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,210	1,416
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,145	1,334
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,850	2,162
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	8,000	9,506
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,015	1,209
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,025	2,434
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,870	3,402
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	8,000	9,782
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,077
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,020	1,240
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,700	2,090
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,708
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	16,500	20,707
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	3,070	3,124
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	3,170	4,064
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	15,000	16,208
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,030	4,722
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	13,750	17,212
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	3,225	4,163
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	3,885	4,487
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,000	3,854
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,290	1,499
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,489
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,000	4,680
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	7,900	8,839
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,920	2,373
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	2,250	2,893
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	5,010	5,767

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,000	2,624
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,000	2,375
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	1,550	1,908
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,300	2,746
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,515	3,355
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	7,000	8,474
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	2,555	2,929
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	4,000	4,644
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	2,190	2,441
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,560	2,707
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,500	3,311
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	8/15/31	10,000	10,485
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	2,065	2,350
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	6,550	7,225
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	10,000	12,317
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	2,000	2,627
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	7,575	8,145
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	2,000	2,261
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	10,000	10,980
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/33	1,800	2,060
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,300	2,887
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.750%	5/15/33	7,660	7,809
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,100	5,991
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,500	1,956
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,955	4,590
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,000	2,599
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	5,000	5,718
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	3,500	4,054
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	5,000	5,903
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	600	668

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,500	6,431
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,700	3,080
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	6,430	7,568
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,675	3,035
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	7,605	9,442
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,500	2,915
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	2,300	2,617
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	6,500	7,630
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	2/15/37	1,180	1,073
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	6,865	8,496
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,000	2,093
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	2,500	2,833
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	14,000	16,007
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	4,880	5,593
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	8/6/20	3,995	3,995
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.170%	8/3/20	40,360	40,360
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	5/15/23	70	77
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/20	3,355	3,360
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.750%	5/15/23	1,105	1,240
	Illinois Finance Authority Miscellaneous Revenue, Prere.	5.000%	3/1/22	3,020	3,248
	Illinois Finance Authority Water Revenue	5.000%	7/1/31	7,000	8,852
	Illinois Finance Authority Water Revenue	5.000%	7/1/34	6,000	7,499
	Illinois Finance Authority Water Revenue	5.000%	7/1/35	5,000	6,230
	Illinois GO	5.000%	8/1/20	2,000	2,000
	Illinois GO	5.000%	11/1/20	115,875	116,715
[3]	Illinois GO	5.000%	1/1/21	21,470	21,523
	Illinois GO	5.250%	1/1/21	7,525	7,623
	Illinois GO	5.000%	5/1/21	4,785	4,889
	Illinois GO	5.000%	8/1/21	25,000	25,720
	Illinois GO	5.000%	11/1/21	79,080	81,894
	Illinois GO	5.000%	1/1/22	3,180	3,187
	Illinois GO	5.000%	2/1/22	5,230	5,449
	Illinois GO	5.000%	2/1/22	7,740	8,064
	Illinois GO	5.000%	7/1/22	7,050	7,421
[3]	Illinois GO	5.000%	8/1/22	11,720	12,484
	Illinois GO	5.000%	8/1/22	10,000	10,549
	Illinois GO	5.000%	10/1/22	13,500	14,293
	Illinois GO	5.000%	10/1/22	17,880	18,931
	Illinois GO	5.000%	11/1/22	10,000	10,609
	Illinois GO	5.000%	11/1/22	65,730	69,666

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	2/1/23	8,600	9,178
	Illinois GO	5.000%	2/1/23	7,120	7,599
	Illinois GO	5.000%	7/1/23	6,120	6,597
	Illinois GO	5.000%	8/1/23	17,050	18,416
	Illinois GO	5.000%	10/1/23	4,500	4,877
	Illinois GO	5.000%	10/1/23	5,000	5,419
	Illinois GO	5.000%	11/1/23	42,780	46,372
	Illinois GO	4.000%	1/1/24	4,860	4,977
	Illinois GO	5.000%	1/1/24	14,060	15,317
	Illinois GO	5.000%	2/1/24	6,270	6,843
	Illinois GO	4.000%	5/1/24	10,210	10,840
	Illinois GO	5.500%	7/1/24	19,000	20,760
	Illinois GO	5.000%	8/1/24	25,335	26,711
	Illinois GO	5.000%	10/1/24	3,000	3,319
	Illinois GO	5.000%	10/1/24	3,000	3,319
	Illinois GO	5.000%	11/1/24	38,000	42,002
	Illinois GO	5.000%	2/1/25	3,250	3,617
	Illinois GO	5.000%	2/1/25	3,775	4,116
	Illinois GO	5.000%	11/1/25	18,375	20,632
	Illinois GO	5.000%	1/1/26	2,115	2,388
	Illinois GO	5.000%	2/1/26	11,175	12,147
[3]	Illinois GO	5.000%	4/1/26	16,175	17,533
	Illinois GO	5.500%	7/1/26	7,000	7,630
	Illinois GO	5.000%	10/1/26	4,800	5,475
	Illinois GO	5.000%	11/1/26	54,515	61,968
	Illinois GO	5.000%	12/1/26	8,390	9,593
	Illinois GO	5.000%	1/1/27	7,500	8,423
	Illinois GO	5.000%	4/1/27	3,840	4,174
	Illinois GO	5.500%	7/1/27	8,000	8,700
	Illinois GO	5.000%	9/1/27	12,275	14,167
	Illinois GO	5.000%	11/1/27	1,725	1,963
	Illinois GO	5.000%	11/1/27	5,850	6,727
	Illinois GO	5.000%	12/1/27	10,560	12,230
	Illinois GO	5.000%	2/1/28	10,305	11,759
[3]	Illinois GO	5.000%	4/1/28	4,515	4,875
	Illinois GO	5.250%	7/1/28	2,710	2,924
	Illinois GO	5.000%	10/1/28	4,000	4,684
	Illinois GO	5.000%	11/1/28	27,455	31,469
	Illinois GO	5.000%	1/1/29	4,055	4,532
	Illinois GO	5.250%	2/1/29	8,750	9,548
	Illinois GO	5.000%	3/1/29	23,000	23,860
	Illinois GO	5.000%	10/1/29	4,000	4,664
	Illinois GO	5.000%	11/1/29	20,355	23,213
	Illinois GO	5.000%	11/1/29	2,500	2,962
	Illinois GO	5.000%	1/1/30	8,000	8,905
	Illinois GO	5.250%	2/1/30	8,945	9,740
	Illinois GO	5.500%	5/1/30	6,000	7,436
	Illinois GO	5.000%	10/1/30	3,000	3,480
	Illinois GO	5.250%	7/1/31	6,000	6,429
	Illinois GO	5.000%	11/1/32	9,200	10,259
	Illinois GO	4.000%	6/1/33	5,880	6,093
[3]	Illinois GO	5.500%	7/1/33	3,300	3,596
	Illinois GO	5.000%	10/1/33	3,000	3,417
	Illinois GO	4.000%	11/1/33	12,000	12,614
	Illinois GO	5.500%	5/1/39	9,825	11,704
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	1,155	1,379
	Illinois Sales Tax Revenue	5.000%	6/15/21	15,115	15,496

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Sales Tax Revenue	5.000%	6/15/27	7,640	8,700
[1]	Illinois Sales Tax Revenue	5.000%	6/15/27	10,245	11,901
[1]	Illinois Sales Tax Revenue	5.000%	6/15/28	13,485	15,621
	Illinois Sales Tax Revenue	5.000%	6/15/36	4,000	4,455
	Illinois Sales Tax Revenue	5.000%	6/15/37	4,000	4,443
	Illinois Sales Tax Revenue	5.000%	6/15/38	5,000	5,539
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	2,120	2,413
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,110	2,413
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,300	1,469
[11]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	10,405	9,144
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/22	4,100	4,352
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	12,800	14,093
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	3,900	4,626
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,180	5,095
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	1,315	1,445
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	6,000	7,464
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,250	1,372
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	10,015	12,770
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	13,500	17,213
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	3,520	3,858
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	10,445	13,635
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	5,245	5,739
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	23,100	30,187
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	30,105	40,129
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	8,000	8,738
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	1,410	1,594
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	6,100	7,128
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	21,830	28,375
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	38,165	50,892
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/31	12,055	14,432
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/32	9,000	9,810
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	7,075	8,413
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	9,000	9,790

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	2,500	2,812
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	11,100	12,877
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	3,860	4,333
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	11,700	13,541
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	2,000	2,370
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,080	2,460
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,500	3,110
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	4,150	4,885
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	2,500	3,099
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/37	2,000	2,334
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	2,040	2,521
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	10,818
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	4,500	5,548
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	23,050	26,989
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	190	224
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	410	483
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/29	250	293
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/30	225	262
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/31	220	255
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/32	230	265
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/34	230	263
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/35	280	319
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/36	365	410
[3]	Kane County School District No. 131 Aurora East Side GO	3.000%	12/1/37	400	414
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/38	290	322
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/39	275	304
	Kane Kendall Etc Counties Community College District No. 516 GO	5.000%	12/15/23	1,715	1,826
	Kane Kendall Etc Counties Community College District No. 516 GO	5.000%	12/15/24	7,950	8,466
	Kane Kendall Etc Counties Community College District No. 516 GO	5.000%	12/15/25	3,405	3,626
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/21	1,775	1,809

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Lake County Community High School District No. 127 Grayslake GO	0.000%	2/1/22	5,690	5,646
	Lake County Township High School District No. 113-Highland Park GO	5.000%	1/1/36	5,000	5,542
	McHenry & Kane Counties Community Consolidated School District No. 158 Huntley GO	5.625%	1/15/31	3,500	3,741
	McHenry & Kane Counties Community Consolidated School District No. 158 Huntley GO	5.625%	1/15/32	4,000	4,270
	McHenry County Conservation District GO	5.000%	2/1/22	3,100	3,320
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/21	6,000	5,815
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	21,155	19,510
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	32,240	29,733
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	23,795	21,368
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/25	29,895	26,032
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	11,485	10,118
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	4,250	4,809
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	9,640	8,240
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	2,270	2,590
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/29	18,220	14,053
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	25,050	28,536
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	5,850	6,746
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	4,200	4,851
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	40,000	30,277
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	115	89
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	65	47
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	44,255	31,515
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	74,510	51,980
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/31	675	760
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	39,135	26,695
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/32	600	672
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	41,400	27,037
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	7,500	4,797
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/33	450	502
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/34	520	578

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	2,000	1,201
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	375	215
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	11,990	6,572
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	9,300	4,991
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	9,000	4,729
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	36,445	17,022
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue, 4.700% coupon rate effective 6/15/2031	0.000%	12/15/37	3,300	2,248
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/23	755	742
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	12/15/28	30,480	31,656
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/41	1,065	440
[3]	Mundelein IL GO	4.000%	12/15/27	500	611
[3]	Mundelein IL GO	4.000%	12/15/28	500	623
[3]	Mundelein IL GO	4.000%	12/15/29	500	620
[3]	Mundelein IL GO	4.000%	12/15/32	1,000	1,218
[3]	Mundelein IL GO	4.000%	12/15/39	2,000	2,380
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,300	1,547
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/25	3,110	3,809
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	4,115	5,169
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	5,090	6,386
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	6,180	7,737
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	3,500	4,357
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/31	2,325	2,665
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	2,215	2,518
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	2,000	2,208
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	938
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/29	500	638
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/30	600	779
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/31	550	710
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/32	700	897
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/33	750	955
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/34	750	951
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/35	650	748

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/36	750	860
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/37	775	885
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/38	915	1,042
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/39	750	851
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/40	800	906
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/41	750	846
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	23,730	28,569
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	10,780	12,913
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,725	4,447
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, Prere.	5.500%	6/1/21	19,060	19,895
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, Prere.	6.000%	6/1/21	10,000	10,478
[3]	Regional Transportation Authority Miscellaneous Revenue	6.250%	7/1/22	5,000	5,523
[3]	Regional Transportation Authority Miscellaneous Revenue	6.250%	7/1/23	11,475	13,294
[7]	Regional Transportation Authority Sales Tax Revenue	6.000%	7/1/23	5,025	5,785
	Romeoville IL GO	5.000%	12/30/26	3,480	4,398
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	2,500	3,041
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	23,500	29,107
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	6,000	7,572
	Schaumburg IL GO	4.000%	12/1/31	10,270	11,159
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	3,850	4,543
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,500	4,234
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,615	4,483
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	8,750	11,082
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/28	765	993
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/29	875	1,161
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/34	925	1,125
	Southwestern Illinois Development Authority Lease Revenue	4.000%	10/15/35	1,225	1,481
[10]	Southwestern Illinois Development Authority Miscellaneous Revenue (LOC Government Program)	0.000%	2/1/26	2,525	2,375
	Springfield IL Electric Electric Power & Light Revenue	5.000%	3/1/26	3,540	4,230
	Springfield IL Water Revenue	5.000%	3/1/29	2,525	2,706
	Springfield IL Water Revenue	5.000%	3/1/30	2,000	2,141
	Springfield IL Water Revenue	5.000%	3/1/31	2,785	2,979
	Springfield IL Water Revenue	5.000%	3/1/32	3,035	3,246

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Illinois College & University Revenue	5.000%	4/1/21	3,430	3,430
	University of Illinois College & University Revenue	5.000%	4/1/22	6,015	6,015
	University of Illinois College & University Revenue	5.000%	4/1/29	2,075	2,344
	University of Illinois College & University Revenue	5.000%	4/1/30	2,000	2,250
	University of Illinois College & University Revenue	5.250%	4/1/30	5,000	5,000
	University of Illinois College & University Revenue	5.000%	4/1/31	2,420	2,715
	University of Illinois College & University Revenue	5.000%	4/1/33	2,000	2,231
	University of Illinois College & University Revenue	5.000%	4/1/34	2,000	2,228
	Will County IL Community High School District No. 210 GO	5.000%	1/1/28	9,900	10,587
[1]	Will County IL Community High School District No. 210 GO	0.000%	1/1/29	5,920	4,969
[1]	Will County IL Community High School District No. 210 GO	0.000%	1/1/30	5,680	4,615
	Will County IL Community High School District No. 210 GO	5.000%	1/1/30	5,500	5,905
	Will County IL Community High School District No. 210 GO	5.000%	1/1/31	9,150	9,742
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/24	7,980	7,676
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/25	4,065	3,847
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/26	3,645	3,382
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/27	2,000	1,813
					4,366,158
Indiana (1.1%)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/31	2,015	2,492
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/32	8,180	10,060
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,110	11,152
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/34	9,640	11,773
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/36	13,470	16,363
	Carmel Redevelopment Authority Lease (Abatement) Revenue	4.000%	8/1/30	1,110	1,176
[3]	Franklin Community Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	2,480	2,784
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,000	1,207
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	750	908
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,320	1,615
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	750	928
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	1,250	1,540

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,130	1,391
Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	1,000	1,229
Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	1,000	1,228
Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/32	1,250	1,526
Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	1,000	1,215
Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	1,250	1,510
Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	4.000%	7/15/35	4,245	5,023
Indiana Bond Bank Miscellaneous Revenue	5.250%	10/15/21	245	257
Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/27	350	416
Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/28	385	467
Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/32	1,000	1,226
Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/34	1,100	1,331
Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/36	1,115	1,236
Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/37	1,320	1,458
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	4,370	4,384
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	1,295	1,387
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	2,500	2,776
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,420	1,685
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	2,500	2,768
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,860	2,020
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	2,500	2,761
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	5,850	7,129
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	6,475	7,890
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,495	1,854
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,105
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,030	1,209
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	2,500	2,758
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,395	7,974
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,785	8,460
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,169
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,720	8,373

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,970	8,684
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,600	3,033
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	95	103
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	2,915	3,110
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,915	2,341
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	7,400	9,184
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,010	4,977
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,395	1,851
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,260	1,534
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	19,250	23,779
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,160
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,665	2,019
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	22,000	27,040
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	19,725	24,110
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,000	3,442
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	18,515	21,203
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	16,850	19,074
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	19,220	21,958
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,000	2,385
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	11,140	12,570
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,220	7,000
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	2,000	2,157
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	6,250	6,624
Indiana Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	3/1/21	1,225	1,259
Indiana Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	3/1/22	1,000	1,075
Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/20	6,295	6,394
Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/22	2,000	2,151
Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/22	1,000	1,075
Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/22	3,250	3,495
Indiana Finance Authority Lease Revenue (St. Revolving Fund Program), Prere.	5.000%	2/1/23	9,150	10,248

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/27	3,040	3,632
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/29	5,045	5,995
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/30	6,030	7,144
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/31	10,130	11,961
Indiana Finance Authority Lease Revenue VRDO	0.150%	8/3/20	15,285	15,285
Indiana Finance Authority Sewer Revenue	5.000%	10/1/21	2,850	3,006
Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	1,000	1,191
Indiana Finance Authority Sewer Revenue	5.250%	10/1/25	1,045	1,105
Indiana Finance Authority Sewer Revenue	5.000%	10/1/27	1,000	1,187
Indiana Finance Authority Sewer Revenue	5.000%	10/1/28	2,180	2,585
Indiana Finance Authority Sewer Revenue	5.000%	10/1/29	2,295	2,719
Indiana Finance Authority Sewer Revenue	5.250%	10/1/31	10,020	10,578
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,492
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	6,028
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,650
Indiana Finance Authority Water Revenue	5.000%	2/1/21	3,430	3,512
Indiana Finance Authority Water Revenue	5.000%	2/1/23	11,135	12,469
Indiana Finance Authority Water Revenue	5.000%	2/1/26	5,665	6,852
Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/27	4,160	5,273
Indiana Ivy Tech Community College College & University Revenue	5.000%	7/1/34	1,600	2,055
Indiana Ivy Tech Community College College & University Revenue	5.000%	7/1/35	1,055	1,350
Indiana Ivy Tech Community College College & University Revenue	5.000%	7/1/36	1,625	2,072
Indiana Ivy Tech Community College College & University Revenue	5.000%	7/1/37	2,175	2,765
Indiana Ivy Tech Community College College & University Revenue	5.000%	7/1/38	2,415	3,062
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	3,985	5,124
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/31	5,325	6,814
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	7,280	8,837
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	6,330	8,013
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	19,000	22,994
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	4,085	5,151
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	20,110	24,283
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	1,315	1,654
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/36	12,500	15,051
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	2,410	2,996
Indiana University College & University Revenue	5.000%	8/1/21	4,500	4,718

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana University College & University Revenue	5.000%	8/1/22	6,370	6,986
	Indiana University College & University Revenue, Prere.	5.000%	8/1/21	1,000	1,048
	Indiana University College & University Revenue, Prere.	5.000%	8/1/21	1,560	1,635
	Indiana University College & University Revenue, Prere.	5.000%	8/1/21	1,000	1,048
	Indiana University College & University Revenue, Prere.	5.000%	8/1/22	3,510	3,847
	Indiana University College & University Revenue, Prere.	5.000%	8/1/22	2,175	2,384
	Indiana University College & University Revenue, Prere.	5.000%	8/1/22	2,040	2,236
[3]	Indianapolis Department of Public Utilities Gas Utility Natural Gas Revenue	5.000%	8/15/21	3,530	3,535
[3]	Indianapolis Department of Public Utilities Gas Utility Natural Gas Revenue	5.000%	8/15/22	15,655	15,678
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/26	2,685	3,398
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/27	2,255	2,926
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/28	1,915	2,544
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/35	7,000	9,026
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/36	10,025	12,880
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/37	4,500	5,765
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/27	1,610	2,066
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/31	2,110	2,807
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/32	1,000	1,320
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/33	1,500	1,962
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/34	2,450	3,187
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/35	1,930	2,501
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/36	3,500	4,514
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/37	3,700	4,752
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	4.000%	2/1/38	2,350	2,856
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/21	8,590	8,621
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/22	7,000	7,025

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.500%	2/1/28	4,065	4,169
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.500%	2/1/29	4,370	4,481
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/30	1,160	1,551
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/32	1,610	2,129
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/33	1,540	2,021
IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	7,355	8,854
IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	7,200	8,756
IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	7,645	9,365
IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	7,795	9,646
IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	8,000	9,466
Ivy Tech Community College of Indiana College & University Revenue	5.000%	7/1/24	770	910
Ivy Tech Community College of Indiana College & University Revenue	5.000%	7/1/25	800	978
Ivy Tech Community College of Indiana College & University Revenue	5.000%	7/1/27	500	644
Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	4,330	4,818
Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	4,855	5,401
Purdue University College & University Revenue	5.000%	7/1/32	1,850	2,304
Purdue University College & University Revenue	5.000%	7/1/33	2,505	3,107
Purdue University College & University Revenue	5.000%	7/1/34	1,590	1,968
Purdue University College & University Revenue	5.000%	7/1/36	1,255	1,545
Rockport IN Industrial Revenue (IN MI Power Company Project)	2.750%	6/1/25	13,000	14,101
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/31	1,720	2,136
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	1,395	1,812
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	1,465	1,942
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	3,030	3,739
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/31	3,155	3,865
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/32	3,285	3,989
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	5.000%	7/15/25	4,460	5,205
				844,300
Iowa (0.3%)
Des Moines IA GO	5.000%	6/1/26	5,870	7,389
Iowa City Community School District GO	3.000%	6/1/31	3,840	4,381

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Finance Authority Industrial Revenue	3.125%	12/1/22	5,205	5,271
[5]	Iowa Finance Authority Industrial Revenue (Iowa Fertilizer Co. Project Exchange)	5.875%	12/1/27	2,955	3,075
	Iowa Finance Authority Industrial Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	11,595	12,144
	Iowa Finance Authority Industrial Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/33	2,110	2,192
	Iowa Finance Authority Industrial Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37	90,630	95,288
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	0.150%	8/6/20	18,065	18,065
	Iowa Finance Authority Water Revenue	5.000%	8/1/20	3,000	3,000
	Iowa Finance Authority Water Revenue	5.000%	8/1/37	8,565	11,658
	Iowa Finance Authority Water Revenue	5.000%	8/1/38	11,320	15,346
	Iowa Finance Authority Water Revenue	5.000%	8/1/39	6,010	8,117
	Iowa Special Obligation Revenue	5.000%	6/1/24	4,090	4,829
	Iowa Special Obligation Revenue	5.000%	6/1/27	5,590	6,997
	Iowa Special Obligation Revenue (IJobs Program)	5.000%	6/1/27	5,985	6,007
	Polk County IA GO	4.000%	6/1/22	12,620	13,510
	Polk County IA GO	4.000%	6/1/23	13,050	13,953
	Polk County IA GO	5.000%	6/1/24	2,425	2,863
	University of Iowa College & University Revenue	3.000%	7/1/33	1,000	1,103
	Waukee Community School District GO	3.000%	6/1/31	4,700	5,247
	Waukee Community School District GO	3.000%	6/1/32	4,840	5,373
					245,808
Kansas (0.5%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/27	2,500	3,050
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/28	4,010	4,911
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/29	3,000	3,660
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/30	3,025	3,671
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/31	5,750	6,866
	Butler County Unified School District No. 385 Andover GO	5.000%	9/1/32	2,000	2,552
	Butler County Unified School District No. 385 Andover GO	5.000%	9/1/33	2,470	3,131
	Butler County Unified School District No. 385 Andover GO	5.000%	9/1/34	2,680	3,386
	Geary County Unified School District No. 475 GO	5.000%	9/1/25	355	435
	Geary County Unified School District No. 475 GO	5.000%	9/1/26	350	428
	Geary County Unified School District No. 475 GO	5.000%	9/1/27	425	519
	Geary County Unified School District No. 475 GO	5.000%	9/1/28	635	774
	Geary County Unified School District No. 475 GO	5.000%	9/1/29	600	730
	Geary County Unified School District No. 475 GO	5.000%	9/1/30	795	965
	Geary County Unified School District No. 475 GO	5.000%	9/1/31	650	788
	Geary County Unified School District No. 475 GO	4.000%	9/1/33	750	849

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Geary County Unified School District No. 475 GO	4.000%	9/1/34	700	791
Geary County Unified School District No. 475 GO	4.000%	9/1/35	2,000	2,255
Geary County Unified School District No. 475 GO	4.000%	9/1/36	2,155	2,424
Geary County Unified School District No. 475 GO	4.000%	9/1/37	1,835	2,060
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	600	678
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	563
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	500	562
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	561
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	500	559
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	650	722
Johnson County Public Building Commission Lease (Non-Terminable) Revenue	4.000%	9/1/27	20,000	23,228
Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/24	1,070	1,271
Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/24	1,545	1,836
Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/29	1,000	1,133
Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/31	1,025	1,180
Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/32	650	740
Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/33	500	566
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/21	10,075	10,599
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/22	7,495	8,226
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	10,020	11,871
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	13,300	15,674
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	2,430	2,956
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	14,010	16,436
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	11,400	13,328
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	15,525	18,104
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/37	9,925	12,365
Kansas Development Finance Authority Appropriations Revenue (Kansas Project)	5.000%	11/1/27	7,085	9,214
Kansas Development Finance Authority Appropriations Revenue (Kansas Project)	5.000%	11/1/28	6,515	8,445
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/23	10,250	11,537
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/25	10,000	11,256

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/26	13,515	15,208
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/27	23,500	26,240
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/28	7,000	7,804
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/29	7,055	7,831
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/32	13,000	14,396
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/33	15,045	16,656
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/34	5,795	6,411
[6]	Kansas Turnpike Authority Highway Revenue	3.000%	9/1/25	1,250	1,414
[6]	Kansas Turnpike Authority Highway Revenue	3.000%	9/1/26	1,200	1,378
[6]	Kansas Turnpike Authority Highway Revenue	3.000%	9/1/27	1,250	1,454
	Lawrence KS Water & Sewage System Water Revenue	5.000%	11/1/28	3,575	4,407
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/28	460	558
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/29	450	543
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/30	325	390
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/31	350	418
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/34	1,170	1,377
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/24	3,100	3,696
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,250	1,485
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/27	2,045	2,516
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/28	3,000	3,709
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/29	1,590	1,958
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/30	1,325	1,623
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/31	1,500	1,815
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/32	1,280	1,540
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/33	6,800	7,452
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/34	6,125	6,685
	Seward County Unified School District No. 480 Liberal GO	4.000%	9/1/30	5,430	6,171
	Seward County Unified School District No. 480 Liberal GO	4.000%	9/1/31	3,000	3,397
	Seward County Unified School District No. 480 Liberal GO	4.000%	9/1/32	2,000	2,255
	Seward County Unified School District No. 480 Liberal GO	4.000%	9/1/33	2,000	2,247
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/22	825	905

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/23	1,675	1,910
					383,704
Kentucky (1.4%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	720	819
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,270	2,631
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,460	2,840
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,130	1,300
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	600	716
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	265	321
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	375	460
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	475	579
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	450	545
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	1,165	1,269
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	1,000	1,082
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	470	507
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	380	409
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	11,250	11,400
[5]	Eclipse Funding Trust Sewer Revenue VRDO	0.190%	8/3/20	11,085	11,085
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/21	14,160	14,208
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/22	7,010	7,034
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/33	2,925	3,846
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/34	3,070	4,020
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/35	3,230	4,204
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/36	3,395	4,397
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/37	3,570	4,605
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/27	1,835	2,212
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/31	2,240	2,677
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/32	1,360	1,611
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/33	1,380	1,624
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/34	1,405	1,645
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/35	1,490	1,733

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/36	1,880	2,173
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/37	1,750	2,012
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/38	1,750	2,007
[7]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	0.000%	10/1/25	12,000	10,878
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,415	1,755
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	4,000	4,930
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,465	3,123
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	2,670	3,451
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,045	2,472
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	2,810	3,609
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,055	2,468
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,700	2,171
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,000	1,192
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,775
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,260	1,589
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,720	3,197
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,600	1,874
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,515	2,937
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,250	2,565
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	4,775	5,563
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	2,000	2,268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	2,500	2,823
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	8,290	9,572
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/25	4,500	5,432
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/27	4,425	5,269
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/28	5,015	5,941
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/29	4,000	4,713
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	2,370	2,780
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/27	2,655	3,324
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/28	3,135	4,004
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/29	3,015	3,827
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/30	3,860	4,867
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	2,035	2,558
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,220	1,527
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	2,435	3,031
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/36	5,855	7,132
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	2,400	2,911
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/26	16,500	16,917
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	224,685	249,275
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	158,060	176,397
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	59,660	67,993
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	25,410	28,983
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	61,030	70,167
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	23,000	27,225
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	0.000%	7/1/23	1,720	1,582
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	1,305	1,592
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/31	2,750	3,488
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/32	2,000	2,523
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/33	2,000	2,506

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/34	1,000	1,247
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/34	1,355	1,574
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/36	1,130	1,303
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/37	1,250	1,437
[11]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No.76)	5.500%	8/1/20	4,320	4,320
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No.98)	5.000%	8/1/21	35,100	35,100
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/22	1,110	1,199
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/24	1,735	2,006
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/29	3,905	4,316
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/31	5,210	5,734
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,805	2,156
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	5,885	7,201
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	2,405	2,930
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	15,500	19,464
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,650	8,327
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	1,500	1,728
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	6,000	7,352
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	8,900	9,644
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	14,775	16,010
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	9,000	9,752
	Owen County KY Water Revenue PUT	2.450%	10/1/29	15,245	16,686
	Owen County KY Water Revenue PUT	2.450%	10/1/29	14,000	15,312

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/25	1,665	2,018
[3]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,150	1,428
	University of Kentucky College & University Revenue	4.000%	10/1/29	3,040	3,528
	University of Kentucky College & University Revenue	4.000%	10/1/31	15,070	17,305
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,000	4,392
					1,075,616
Louisiana (0.9%)
	Bossier City LA Utilities Water Revenue	5.000%	10/1/29	1,000	1,175
	Bossier City LA Utilities Water Revenue	5.000%	10/1/31	1,000	1,171
	Bossier City LA Utilities Water Revenue	5.000%	10/1/32	1,000	1,167
	Bossier City LA Utilities Water Revenue	5.000%	10/1/33	3,000	3,490
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.140%	8/3/20	34,700	34,700
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.140%	8/3/20	45,520	45,520
	East Baton Rouge Parish Industrial Revenue (Exxon Project) VRDO	0.140%	8/3/20	16,075	16,075
	Ernest N Morial New Orleans Exhibition Hall Authority	5.000%	7/15/27	2,800	2,935
[3]	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/34	1,500	1,837
[3]	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/36	2,000	2,437
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/23	2,045	2,342
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/24	5,310	6,277
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/25	1,500	1,820
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/26	950	1,205
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/28	1,010	1,316
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/29	800	1,039
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/30	1,500	1,945
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	5,140	6,678
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	4,525	5,857
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/29	2,575	3,311
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/31	23,000	24,225
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/31	20,675	23,869
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/31	6,150	7,786
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/32	20,345	21,404
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/32	10,000	11,510

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/32	4,015	5,039
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/33	5,905	6,780
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/33	4,435	5,538
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/34	9,350	9,821
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,000	4,593
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,375	5,448
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/35	11,050	11,598
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/35	7,095	8,148
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/35	3,500	4,339
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/36	5,000	6,167
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/37	5,000	6,138
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.500%	5/1/39	10,000	11,444
	Louisiana GO	5.000%	8/1/25	2,375	2,826
	Louisiana GO	5.000%	12/1/26	7,870	9,434
	Louisiana GO	5.000%	5/1/29	14,815	17,732
	Louisiana GO	4.000%	5/15/29	16,800	18,263
	Louisiana GO	5.000%	5/1/30	2,950	3,520
	Louisiana GO	5.000%	10/1/30	2,000	2,570
	Louisiana GO	4.000%	10/1/34	10,710	12,631
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/26	1,300	1,602
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/27	1,250	1,575
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/28	2,135	2,649
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	10/1/20	15,905	16,043
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue	5.000%	10/1/32	3,000	3,422
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project)	5.000%	10/1/33	6,500	7,395
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/26	1,700	1,861
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/28	1,875	2,045

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/31	1,420	1,548
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/29	5,900	7,653
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/31	11,040	14,168
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/32	1,575	2,009
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/33	1,520	1,929
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/34	2,260	2,861
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/35	2,505	3,159
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/36	2,635	3,311
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/37	2,775	3,477
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/38	2,915	3,643
[6]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	11,500	11,493
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue, Prere.	5.000%	10/1/20	2,790	2,811
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue, Prere.	5.000%	10/1/20	2,000	2,015
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue	5.000%	2/1/29	1,525	1,748
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue	5.000%	2/1/31	3,140	3,594
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue	5.000%	2/1/33	3,500	3,984
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue	5.000%	2/1/34	2,550	2,897
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,000	2,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,750	1,759
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,250	1,257
[6]	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/34	1,000	1,312
[6]	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/35	1,250	1,634
[6]	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/36	2,190	2,851
[6]	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/37	1,000	1,297
[6]	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/38	3,000	3,879
[6]	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/39	4,000	4,725
[6]	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/40	2,000	2,356
	Louisiana Public Facilities Authority College & University Revenue, Prere.	5.250%	10/1/21	4,000	4,226
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,785	3,486
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,470	1,879
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,020	8,145
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	8,390	9,695
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/36	5,000	6,162
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/37	6,700	8,233
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/38	4,040	4,952
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	15,000	17,937
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	400	446
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	525	606
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	880	1,045
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,045	1,225
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	45	55
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	50	61
[3]	Louisiana Public Facilities Authority Lease Revenue	5.000%	6/1/36	2,300	2,695
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/24	3,625	3,893
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/25	5,520	5,916

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/26	5,010	5,353
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/27	3,770	4,018
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/28	3,850	4,074
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/36	4,235	4,419
	Louisiana State University & Agricultural & Mechanical College College & University Revenue, Prere.	5.000%	7/1/23	3,180	3,619
	Louisiana State University & Agricultural & Mechanical College College & University Revenue, Prere.	5.000%	7/1/23	1,000	1,138
	Louisiana State University & Agricultural & Mechanical College College & University Revenue, Prere.	5.000%	7/1/23	2,765	3,147
[3]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/28	1,825	2,344
[3]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/33	1,000	1,233
[3]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/34	1,280	1,572
[3]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/35	1,480	1,809
	New Orleans LA GO	5.000%	12/1/23	2,250	2,492
	New Orleans LA GO	5.000%	12/1/24	2,500	2,767
	New Orleans LA GO	5.000%	12/1/25	2,500	2,765
[3]	New Orleans LA GO	5.000%	12/1/26	3,770	4,154
[3]	New Orleans LA GO	5.000%	12/1/27	2,260	2,488
[3]	New Orleans LA GO	5.000%	12/1/28	2,310	2,544
	Parish of St. Charles LA Industrial Revenue PUT	4.000%	6/1/22	23,285	24,363
	Parish of St. John the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	2,000	1,990
	Parish of St. John the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	1,800	1,776
	Parish of St. John the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	7,700	7,442
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/26	1,975	2,418
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/27	1,750	2,192
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/28	1,150	1,472
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/31	1,000	1,260
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/32	2,435	3,050
[1]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/34	2,175	2,551
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/31	10,000	10,256
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/32	12,365	13,042
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/33	5,000	5,270
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/35	4,500	4,859
					727,626
Maine (0.1%)
	Lower Kennebec Region School Unit No. 1 GO	3.000%	11/1/33	1,000	1,136
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/26	365	435
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/27	350	426

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/28	360	436
Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/29	465	559
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,289
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	750	984
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	1,068
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	680	851
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,480	1,963
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	635	796
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,315
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	585	729
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,304
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,310	2,872
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,301
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,250	2,787
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,296
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	815	966
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,315	4,092
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,150	1,359
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,365	4,133
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,500	1,766
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,470	3,020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,000	2,348
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,690	1,978
Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/26	1,045	1,317
Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/27	1,320	1,650
Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/28	2,210	2,747
Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/29	2,010	2,488
Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/30	1,890	2,329
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/25	2,000	2,388
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/26	2,000	2,386
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/27	2,215	2,639
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/32	3,260	3,934
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/33	2,920	3,507
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/36	5,630	7,397
Maine Turnpike Authority Highway Revenue	5.000%	7/1/30	2,050	2,682
Maine Turnpike Authority Highway Revenue	5.000%	7/1/31	1,825	2,375
Maine Turnpike Authority Highway Revenue	5.000%	7/1/33	1,460	1,878
Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,750	2,246
Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/30	425	547
Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/31	370	473
Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/32	810	1,029
Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/33	695	877
Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/34	620	779
Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/35	1,000	1,143
Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/37	1,055	1,196
Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,170	1,323
Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/40	1,850	2,080
				92,619
Maryland (3.2%)
Anne Arundel County MD GO	5.000%	10/1/20	3,110	3,134
Anne Arundel County MD GO	5.000%	10/1/20	4,735	4,772
Anne Arundel County MD GO	5.000%	4/1/21	1,880	1,940
Anne Arundel County MD GO	5.000%	4/1/21	2,590	2,673
Anne Arundel County MD GO	5.000%	10/1/21	4,715	4,981
Anne Arundel County MD GO	5.000%	10/1/21	2,125	2,245
Anne Arundel County MD GO	5.000%	10/1/22	3,615	3,996
Anne Arundel County MD GO	5.000%	10/1/22	2,125	2,349

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anne Arundel County MD GO	5.000%	10/1/22	2,370	2,620
	Anne Arundel County MD GO	5.000%	4/1/23	4,000	4,518
	Anne Arundel County MD GO	5.000%	10/1/23	3,615	4,170
	Anne Arundel County MD GO	5.000%	10/1/23	2,125	2,451
	Anne Arundel County MD GO	5.000%	10/1/23	2,370	2,734
	Anne Arundel County MD GO	5.000%	10/1/24	3,110	3,730
	Anne Arundel County MD GO	5.000%	10/1/24	1,455	1,745
	Anne Arundel County MD GO	5.000%	10/1/24	2,445	2,933
	Anne Arundel County MD GO	5.000%	10/1/24	5,000	5,997
	Anne Arundel County MD GO	5.000%	10/1/24	2,370	2,843
	Anne Arundel County MD GO	5.000%	10/1/25	3,110	3,863
	Anne Arundel County MD GO	5.000%	10/1/25	2,400	2,981
	Anne Arundel County MD GO	5.000%	10/1/26	3,110	3,843
	Anne Arundel County MD GO	5.000%	10/1/26	1,455	1,798
	Anne Arundel County MD GO	5.000%	10/1/27	3,110	3,829
	Anne Arundel County MD GO	5.000%	4/1/32	1,755	2,097
	Anne Arundel County MD GO	5.000%	4/1/35	1,090	1,294
	Baltimore County MD GO	5.000%	8/1/20	4,050	4,050
	Baltimore County MD GO	5.000%	8/1/21	2,600	2,726
	Baltimore County MD GO	5.000%	8/1/21	5,800	6,080
	Baltimore County MD GO	5.000%	8/1/21	5,000	5,242
	Baltimore County MD GO	5.000%	8/1/21	6,705	7,029
	Baltimore County MD GO	5.000%	2/1/22	3,000	3,218
	Baltimore County MD GO	5.000%	3/1/24	8,780	10,298
	Baltimore County MD GO	5.000%	3/1/25	9,325	11,349
	Baltimore County MD GO	5.000%	3/1/26	9,790	12,307
	Baltimore County MD GO	5.000%	8/1/26	7,620	9,365
	Baltimore County MD GO	5.000%	3/1/27	8,130	10,527
	Baltimore County MD GO	5.000%	3/1/28	2,245	2,991
	Baltimore County MD GO	4.000%	3/1/30	4,000	4,835
	Baltimore County MD GO	5.000%	3/1/30	11,075	15,095
	Baltimore County MD GO	5.000%	3/1/32	7,090	9,260
	Baltimore County MD GO	4.000%	3/1/33	7,115	8,820
	Baltimore County MD GO	5.000%	8/1/33	5,270	6,127
	Baltimore County MD GO	4.000%	3/1/34	7,470	9,225
	Baltimore County MD GO	4.000%	3/1/35	7,845	9,634
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/30	3,255	3,388
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/31	2,000	2,081
	Baltimore MD Sewer Revenue (Wastewater Projects), Prere.	5.000%	7/1/21	1,250	1,305
	Baltimore MD Sewer Revenue (Wastewater Projects), Prere.	5.000%	7/1/21	1,745	1,822
	Baltimore MD Sewer Revenue (Wastewater Projects), Prere.	5.000%	7/1/21	1,905	1,989
	Baltimore MD Sewer Revenue (Wastewater Projects), Prere.	5.000%	7/1/21	2,075	2,167
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.050%	6/1/28	190	184
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.150%	6/1/29	215	208
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.375%	6/1/29	300	291
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.200%	6/1/30	200	192
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.250%	6/1/31	200	191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.300%	6/1/32	255	240
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.350%	6/1/33	265	248
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.400%	6/1/34	290	271
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.550%	6/1/34	600	564
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.450%	6/1/35	300	279
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/30	1,905	1,980
	Baltimore MD Water Revenue (Water Projects), Prere.	5.000%	7/1/21	1,570	1,639
	Charles County MD GO	5.000%	10/1/27	4,155	5,472
	Charles County MD GO	5.000%	10/1/28	4,370	5,920
	Frederick County MD GO	5.000%	2/1/23	4,505	5,052
	Frederick County MD Tax Allocation Revenue	3.250%	7/1/29	895	871
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/27	2,000	2,196
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/28	2,000	2,193
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/33	5,000	5,435
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/36	2,000	2,169
	Harford County MD GO	5.000%	2/1/23	2,545	2,854
	Howard County MD (Consolidated Public Improvements Project) GO	5.000%	2/15/22	13,605	14,618
	Howard County MD (Consolidated Public Improvements Project) GO	5.000%	2/15/25	4,500	5,468
	Howard County MD (Consolidated Public Improvements Project) GO	5.000%	8/15/25	4,305	5,322
	Howard County MD (Consolidated Public Improvements Project) GO	5.000%	2/15/26	5,320	6,679
	Howard County MD (Consolidated Public Improvements Project) GO	3.000%	8/15/32	4,775	5,480
	Howard County MD (Consolidated Public Improvements Project) GO	3.000%	8/15/33	4,925	5,622
	Howard County MD (Consolidated Public Improvements Project) GO, Prere.	5.000%	8/15/21	1,820	1,911
	Howard County MD GO	5.000%	8/15/20	14,125	14,146
	Howard County MD GO	5.000%	8/15/21	14,440	15,165
	Howard County MD GO	5.000%	8/15/25	2,050	2,534
	Howard County MD GO	5.000%	2/15/27	20,180	26,094
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	5/1/21	16,005	16,587
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/1/23	13,000	13,657
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/24	10,000	11,976
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	1,015	1,138
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/27	8,700	9,964
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/28	17,390	19,380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/29	14,790	16,044
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	5,045	6,546
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	32,400	36,576
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	26,890	33,956
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	27,000	30,027
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/30	31,000	34,894
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/26	2,000	2,267
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/27	1,350	1,543
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/28	2,000	2,310
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/29	1,850	2,126
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/30	1,250	1,426
	Maryland GO	4.500%	8/1/20	13,615	13,615
	Maryland GO	5.000%	8/1/20	5,145	5,145
	Maryland GO	5.000%	3/1/21	10,990	11,299
	Maryland GO	5.000%	3/1/21	7,750	7,968
	Maryland GO	4.000%	8/1/21	31,940	33,171
	Maryland GO	5.000%	8/1/21	16,490	17,289
	Maryland GO	5.000%	8/1/21	33,110	34,714
	Maryland GO	5.000%	3/1/22	32,550	35,049
	Maryland GO	5.000%	3/15/22	5,415	5,841
	Maryland GO	5.000%	3/15/22	26,755	28,860
[8]	Maryland GO	5.000%	8/1/22	71,720	78,695
	Maryland GO	5.000%	8/1/22	29,215	32,056
	Maryland GO	5.000%	3/15/23	28,000	31,566
	Maryland GO	5.000%	6/1/23	1,115	1,268
	Maryland GO	4.000%	8/1/23	37,875	42,234
	Maryland GO	5.000%	8/1/23	82,005	93,943
	Maryland GO	5.000%	8/1/23	14,915	17,086
	Maryland GO	5.000%	8/1/23	24,000	27,494
	Maryland GO	5.000%	3/15/24	29,500	34,652
	Maryland GO	5.000%	8/1/24	21,550	25,689
	Maryland GO	5.000%	8/1/24	3,015	3,594
	Maryland GO	5.000%	3/15/26	3,010	3,788
	Maryland GO	5.000%	3/15/26	32,500	40,905
	Maryland GO	3.000%	8/1/26	50,275	57,249
	Maryland GO	4.000%	8/1/26	28,000	31,006
	Maryland GO	5.000%	8/1/26	42,820	54,508
	Maryland GO	5.000%	3/15/27	14,105	18,284
	Maryland GO	5.000%	3/15/27	25,290	32,783
	Maryland GO	4.000%	3/1/28	40,310	42,521
	Maryland GO	4.000%	6/1/28	4,010	4,539
	Maryland GO	4.000%	3/1/29	40,985	43,197
	Maryland GO	4.000%	6/1/29	68,270	77,121
	Maryland GO	4.000%	6/1/30	68,035	76,656

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland GO	3.250%	8/1/30	9,000	9,636
	Maryland GO	5.000%	8/1/31	5,000	6,655
	Maryland GO	3.500%	3/15/32	10,000	11,799
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	6/1/29	1,000	1,060
[4]	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	0.140%	8/5/20	12,875	12,875
	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	0.150%	8/6/20	3,500	3,500
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	800	829
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/21	2,000	2,000
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.750%	7/1/23	900	900
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	900	969
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/28	5,685	6,793
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,420	1,807
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	565	688
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/29	2,000	2,375
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,500	1,946
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	425	517
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/30	2,180	2,575
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	850	1,030
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,470	3,233
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	5,615	6,214
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	1,950	2,534
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,199

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	6,650	7,340
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,000	1,128
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	5,000	5,507
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,835	2,360
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,600	2,945
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	2,500	3,203
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	3,275	3,837
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,400	2,803
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/39	3,540	4,122
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	3,180	3,693
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	500	569
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,500	4,362
Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/23	12,970	14,576
Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/25	14,000	16,344
Montgomery County MD GO	5.000%	11/1/20	11,370	11,505
Montgomery County MD GO	5.000%	7/1/21	2,500	2,611
Montgomery County MD GO	5.000%	7/1/21	2,410	2,517
Montgomery County MD GO	5.000%	11/1/22	13,750	15,253
Montgomery County MD GO	5.000%	11/1/22	39,265	43,557
Montgomery County MD GO	5.000%	11/1/22	14,000	15,530
Montgomery County MD GO	5.000%	11/1/23	14,750	17,070
Montgomery County MD GO	5.000%	11/1/23	18,000	20,832
Montgomery County MD GO	5.000%	11/1/24	15,390	18,515
Montgomery County MD GO	5.000%	11/1/24	10,000	12,031
Montgomery County MD GO	5.000%	11/1/26	4,000	5,131
Montgomery County MD GO	5.000%	11/1/26	8,730	11,198
Montgomery County MD GO	5.000%	11/1/26	8,300	9,917
Montgomery County MD GO	4.000%	11/1/27	5,095	6,348
Montgomery County MD GO	5.000%	11/1/29	2,000	2,404
Montgomery County MD GO	4.000%	11/1/30	14,000	16,239
Montgomery County MD GO	4.000%	12/1/30	14,000	15,979
Montgomery County MD GO	4.000%	11/1/31	15,235	19,457
Montgomery County MD GO	3.750%	11/1/37	15,500	18,140

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Prince George's County MD GO	5.000%	8/1/21	13,745	14,414
Prince George's County MD GO	5.000%	9/15/21	4,975	5,247
Prince George's County MD GO	5.000%	7/15/22	12,000	13,139
Prince George's County MD GO	5.000%	9/1/23	10,865	12,489
Prince George's County MD GO	5.000%	7/15/25	15,235	18,782
Prince George's County MD GO	5.000%	7/15/26	22,685	28,839
Prince George's County MD GO	5.000%	7/15/26	11,715	14,893
Prince George's County MD GO	4.000%	9/1/26	2,000	2,291
Prince George's County MD GO	4.000%	7/1/28	6,995	8,412
Prince George's County MD GO	4.000%	7/15/30	7,500	9,364
Prince George's County MD GO	3.000%	7/15/33	14,000	16,201
Prince George's County MD GO	3.000%	7/15/34	6,265	7,201
Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,030	1,056
Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,185	3,255
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	965	1,023
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	770	816
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,100	1,159
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	500	523
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	800	831
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	535	549
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	750	770
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	1,000	1,012
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	3.000%	11/1/25	520	500
University System of Maryland College & University Revenue	4.000%	4/1/24	10,930	12,398
University System of Maryland College & University Revenue	5.000%	4/1/24	4,390	5,139
University System of Maryland College & University Revenue	4.000%	4/1/25	8,000	9,338
University System of Maryland College & University Revenue	5.000%	4/1/25	4,315	5,236
University System of Maryland College & University Revenue	5.000%	4/1/26	3,925	4,902
University System of Maryland College & University Revenue	5.000%	4/1/26	3,200	3,996
University System of Maryland College & University Revenue	5.000%	4/1/26	11,385	14,219
University System of Maryland College & University Revenue	4.000%	4/1/29	6,100	7,259
University System of Maryland College & University Revenue	4.000%	4/1/30	6,345	7,519
University System of Maryland College & University Revenue	4.000%	4/1/31	6,600	7,787
University System of Maryland College & University Revenue	3.000%	4/1/32	5,360	6,024
University System of Maryland College & University Revenue	3.125%	4/1/33	5,520	6,220
Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/25	9,870	12,117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/26	9,230	11,692
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/15/26	10,565	13,398
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/31	8,185	9,181
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/31	5,190	6,282
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/32	8,515	9,503
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/33	14,315	17,147
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/36	3,200	3,940
					2,440,376
Massachusetts (2.7%)
	Boston MA GO	5.000%	4/1/23	1,425	1,610
	Boston MA GO	5.000%	3/1/38	5,475	7,189
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/29	980	1,036
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	1,000	1,028
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/22	10,030	10,929
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/24	20,110	23,795
[2]	Commonwealth of Massachusetts FR GO, 67% of 3M USD LIBOR + 0.550%	1.010%	11/1/25	22,000	21,905
[11]	Commonwealth of Massachusetts GO	5.250%	8/1/21	4,445	4,671
	Commonwealth of Massachusetts GO	5.250%	8/1/21	20,900	21,962
	Commonwealth of Massachusetts GO	5.000%	8/1/22	14,000	15,356
	Commonwealth of Massachusetts GO	5.000%	12/1/23	23,000	26,691
[11]	Commonwealth of Massachusetts GO	5.500%	12/1/23	5,075	5,974
	Commonwealth of Massachusetts GO	5.000%	7/1/24	3,725	4,423
	Commonwealth of Massachusetts GO	5.000%	7/1/24	9,715	11,536
	Commonwealth of Massachusetts GO	5.000%	8/1/24	65,070	77,511
	Commonwealth of Massachusetts GO	5.000%	12/1/24	3,055	3,684
	Commonwealth of Massachusetts GO	5.000%	7/1/25	5,760	7,079
	Commonwealth of Massachusetts GO	5.000%	12/1/25	20,080	25,012
	Commonwealth of Massachusetts GO	5.000%	7/1/26	7,010	8,888
	Commonwealth of Massachusetts GO	5.000%	11/1/26	12,585	16,116
	Commonwealth of Massachusetts GO	5.000%	7/1/27	41,775	52,726
	Commonwealth of Massachusetts GO	5.000%	3/1/28	11,430	15,180
	Commonwealth of Massachusetts GO	5.000%	7/1/28	21,000	26,376
	Commonwealth of Massachusetts GO	5.000%	7/1/28	29,520	39,576
	Commonwealth of Massachusetts GO	5.000%	12/1/28	4,155	5,300
	Commonwealth of Massachusetts GO	5.000%	5/1/29	6,000	6,785
	Commonwealth of Massachusetts GO	5.000%	7/1/29	10,425	12,712
	Commonwealth of Massachusetts GO	5.000%	7/1/29	5,285	6,635
	Commonwealth of Massachusetts GO	5.000%	5/1/30	11,650	13,598
	Commonwealth of Massachusetts GO	5.000%	7/1/30	12,000	14,617
	Commonwealth of Massachusetts GO	4.000%	11/1/30	45,000	48,326
	Commonwealth of Massachusetts GO	5.000%	11/1/30	25,000	32,573
	Commonwealth of Massachusetts GO	5.000%	5/1/31	30,000	33,794
	Commonwealth of Massachusetts GO	5.000%	5/1/31	12,500	14,562
	Commonwealth of Massachusetts GO	5.000%	9/1/31	5,770	6,324
	Commonwealth of Massachusetts GO	5.000%	9/1/31	15,010	21,567

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	7/1/32	14,165	19,635
	Commonwealth of Massachusetts GO	5.000%	9/1/32	9,430	13,779
	Commonwealth of Massachusetts GO	5.000%	7/1/33	4,815	6,631
	Commonwealth of Massachusetts GO	5.250%	1/1/34	20,000	26,813
	Commonwealth of Massachusetts GO	5.000%	7/1/34	2,590	3,556
	Commonwealth of Massachusetts GO	5.000%	7/1/35	13,000	15,704
	Commonwealth of Massachusetts GO	5.000%	9/1/36	23,520	30,537
	Commonwealth of Massachusetts GO	5.000%	12/1/36	6,500	8,065
	Commonwealth of Massachusetts GO	5.000%	9/1/37	10,030	12,977
	Commonwealth of Massachusetts GO	5.000%	11/1/37	20,000	25,349
	Commonwealth of Massachusetts GO	5.000%	7/1/38	7,015	9,477
	Commonwealth of Massachusetts GO, Prere.	5.000%	4/1/21	25,175	25,983
[7]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/26	29,860	36,703
[7]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/28	11,075	14,313
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/34	7,500	8,895
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/35	7,500	8,865
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/38	10,000	11,718
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,020	1,209
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	35,035	44,325
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	11,000	13,847
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/32	20,000	29,339
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	31,530	47,793
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	2,730	3,497
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,675	4,576
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,000	6,227
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,795	7,402
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,000	6,212
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,000	6,370
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	5,000	6,199
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	8,760	11,126
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	12/1/21	78,960	82,971
	Massachusetts Bay Transportation Authority Transit Revenue VRDO	0.170%	8/5/20	23,500	23,500
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/23	6,580	7,523
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	7,780	9,250
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/21	1,900	1,945
	Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/21	5,000	5,238

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/22	775	830
	Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/22	590	647
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	1,285	1,554
	Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/26	2,950	3,759
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/27	7,130	8,294
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/28	3,320	3,857
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/23	960	1,072
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/24	700	803
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/25	800	939
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/28	1,325	1,626
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/28	10,000	13,608
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,275	1,526
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/29	3,000	4,191
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	1,460	1,768
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	2,000	2,374
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	10,000	15,885
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	2,100	2,395
[5]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	0.260%	8/6/20	11,630	11,630
	Massachusetts Development Finance Agency College & University Revenue, Prere.	5.000%	10/1/21	3,110	3,285
	Massachusetts Development Finance Agency College & University Revenue, Prere.	5.000%	10/1/21	1,200	1,267
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/20	1,205	1,213
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,770	1,853
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,125	2,224
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,230	1,337
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	2,235	2,339
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,139
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,310	1,454
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,500	1,569
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,015	1,184
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,770	3,138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,600	1,670
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,189
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	7/1/26	2,690	2,784
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	500	529
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,100	1,147
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,065	6,428
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	1,310	1,390
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,230	1,280
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	8,020	10,295
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,010	6,075
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,500	1,520
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,300	4,180
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	530	684
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	650	851
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,365	1,712
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	520	676
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,760	4,339
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,250	1,588
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	17,575	19,383
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	475	613
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,660	2,058
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,250	1,579
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	575	738
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,000	2,971
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,490	3,995
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	4,355	5,378
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,258
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	600	768
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,835	2,258
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,500	6,768

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,250	1,566
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	5,240	6,313
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	5,000	6,130
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,020	1,273
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,700	6,969
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	2,200	2,364
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	5,000	6,097
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	7.250%	1/1/21	6,000	6,173
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	7.250%	1/1/21	4,000	4,115
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,255	1,330
	Massachusetts Educational Financing Authority Student Loan Revenue	5.500%	1/1/22	3,500	3,509
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/20	3,765	3,793
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/30	5,000	7,056
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/31	3,000	3,480
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/32	3,500	4,054
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	4,005	4,634
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,470	1,699
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,883
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	3,905	4,986
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,770	6,071
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,860	3,630
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,560	3,241
	Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	8,345	9,097
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/21	2,400	2,521
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/24	16,475	18,054
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/25	2,170	2,675
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/26	6,795	8,354
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/27	9,010	11,046
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/29	4,000	4,888
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	23,940	29,175

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	13,100	15,041
Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	38,685	46,151
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/33	20,245	25,290
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/34	5,000	6,065
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	9,505	11,848
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/35	9,500	10,846
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/35	4,000	4,840
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/36	11,000	12,536
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/37	2,700	3,072
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	51,920	62,555
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	10,645	13,110
Massachusetts School Building Authority Sales Tax Revenue, ETM	5.000%	8/15/21	285	299
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	2,300	2,525
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	37,750	41,444
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	10,550	11,582
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	3,535	3,873
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,110	1,216
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	190	208
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	5,410	5,939
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	4,810	5,281
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	6,400	7,257
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	7,610	8,629
Massachusetts School Building Authority Sales Tax Revenue, Prere.	4.750%	8/15/25	4,815	5,876
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	9,830	12,118
Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/33	3,490	4,202
Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	3,715	4,429
Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/35	3,865	4,577
Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	1,440	1,560
Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	685	742

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	1,030	1,116
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	1,465	1,587
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	4,135	4,480
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	5,010	5,428
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/24	1,985	2,337
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	5,630	6,990
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	13,605	15,066
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	6,800	8,451
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	7,985	12,712
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/38	7,000	7,770
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/39	7,000	7,760
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	7,000	7,751
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	2,350	2,462
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	2,000	2,095
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	5,000	5,240
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	5,000	5,240
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.000%	7/1/26	3,065	3,181
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.000%	7/1/27	3,440	3,568
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.000%	7/1/28	5,100	5,288
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.000%	7/1/29	11,580	12,002
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.000%	7/1/30	11,000	11,401
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.000%	7/1/31	11,575	11,997
	Natick MA GO	4.000%	7/15/36	5,130	6,033
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/34	1,530	2,008
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	3,050	3,612
					2,105,321
Michigan (2.8%)
	Battle Creek MI School District GO	5.000%	5/1/24	1,000	1,170
	Battle Creek MI School District GO	5.000%	5/1/32	2,920	3,589
	Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,839

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,750
	Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,098
	Birmingham MI City School District GO	4.000%	5/1/25	1,490	1,634
	Brighton MI Area School District GO	5.000%	5/1/28	4,000	5,173
	Chippewa Valley Schools GO	5.000%	5/1/25	755	916
	Chippewa Valley Schools GO	5.000%	5/1/32	1,005	1,225
	Chippewa Valley Schools GO	5.000%	5/1/33	1,700	2,239
	Chippewa Valley Schools GO	5.000%	5/1/34	2,850	3,742
	Chippewa Valley Schools GO	5.000%	5/1/34	1,080	1,312
	Chippewa Valley Schools GO	5.000%	5/1/35	2,850	3,729
	Chippewa Valley Schools GO	5.000%	5/1/35	800	970
	Chippewa Valley Schools GO	5.000%	5/1/36	3,325	4,333
	Chippewa Valley Schools GO	5.000%	5/1/37	3,475	4,504
	Dearborn School District GO	5.000%	5/1/26	3,755	4,327
	Dearborn School District GO	5.000%	5/1/27	3,700	4,259
	Dearborn School District GO	5.000%	5/1/28	3,635	4,177
	Dearborn School District GO	5.000%	5/1/30	4,000	4,587
	Dearborn School District GO	5.000%	5/1/32	3,165	3,624
[3]	Detroit City School District GO	5.250%	5/1/27	1,210	1,543
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/32	2,770	3,166
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/34	5,630	6,413
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/35	3,500	3,978
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/38	2,800	3,167
	Detroit MI Sewage Disposal System Sewer Revenue	5.000%	7/1/23	7,000	7,623
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.000%	7/1/22	14,000	15,291
[3]	Detroit Wayne County Stadium Authority Lease Revenue	5.000%	10/1/20	1,500	1,511
[3]	Detroit Wayne County Stadium Authority Lease Revenue	5.000%	10/1/21	1,100	1,157
[3]	Detroit Wayne County Stadium Authority Lease Revenue	5.000%	10/1/22	1,000	1,096
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/26	1,130	1,387
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/28	1,000	1,284
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/30	1,895	2,441
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/32	2,315	2,949
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/35	1,300	1,628
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/37	1,600	1,987
	East Lansing School District GO	5.000%	5/1/28	695	898
	East Lansing School District GO	5.000%	5/1/29	500	645
	East Lansing School District GO	5.000%	5/1/30	615	790
	East Lansing School District GO	5.000%	5/1/31	1,955	2,500
	East Lansing School District GO	5.000%	5/1/33	755	955
	East Lansing School District GO	5.000%	5/1/34	1,540	1,942
	East Lansing School District GO	5.000%	5/1/36	1,100	1,374

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/26	1,510	1,832
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/30	1,250	1,538
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/31	1,000	1,225
	Forest Hills MI Public Schools GO	5.000%	5/1/21	3,365	3,486
[3]	Grand Rapids Public Schools GO	5.000%	5/1/26	3,105	3,883
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	1,750	2,166
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	3,070	3,799
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/27	9,305	11,817
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/28	23,065	30,052
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/29	28,045	37,180
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/34	2,585	3,282
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/35	2,720	3,438
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/36	2,350	2,966
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	1,495	1,873
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	2,645	3,300
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/25	4,800	5,800
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	17,025	20,925
[3]	Great Lakes Water Authority Sewage Disposal System Water Revenue	4.000%	7/1/33	4,750	5,479
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/35	34,580	41,773
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/36	64,250	77,372
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	10,475	12,568
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	4,545	5,572
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	315	388
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	920	1,128
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	5,035	6,325
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	360	455
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	975	1,225
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	14,000	17,261
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	6,500	8,366
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	350	456
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	14,000	18,421

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	500	663
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	1,080	1,421
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	5,455	6,705
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	1,110	1,501
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	9,210	11,278
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,170	1,572
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,185	1,579
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/32	835	1,114
[3]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	13,380	15,434
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	750	991
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	1,375	1,802
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	4,000	4,827
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	930	1,223
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	1,440	1,879
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	1,000	1,204
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	500	655
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	1,515	1,968
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	750	979
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,595	2,065
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,000	1,301
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,670	2,155
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,000	1,297
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,755	2,258
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/40	1,840	2,358
	Grosse Pointe Public School System GO	5.000%	5/1/35	2,110	2,754
	Grosse Pointe Public School System GO	5.000%	5/1/36	1,635	2,126
	Grosse Pointe Public School System GO	5.000%	5/1/37	1,350	1,748
	Grosse Pointe Public School System GO	5.000%	5/1/38	1,300	1,680
	Grosse Pointe Public School System GO	5.000%	5/1/39	1,000	1,288
	Holt Public Schools GO	5.000%	5/1/30	2,640	3,619
	Hudsonville Public Schools GO	5.000%	5/1/33	1,360	1,717
	Hudsonville Public Schools GO	4.000%	5/1/34	1,005	1,247
	Hudsonville Public Schools GO	5.000%	5/1/34	1,120	1,407
	Hudsonville Public Schools GO	4.000%	5/1/35	500	618
	Hudsonville Public Schools GO	5.000%	5/1/35	1,000	1,252
	Hudsonville Public Schools GO	4.000%	5/1/36	1,180	1,452
	Hudsonville Public Schools GO	5.000%	5/1/36	1,000	1,243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hudsonville Public Schools GO	4.000%	5/1/37	1,460	1,789
	Hudsonville Public Schools GO	5.000%	5/1/37	1,015	1,258
	Hudsonville Public Schools GO	4.000%	5/1/39	1,065	1,297
	Hudsonville Public Schools GO	4.000%	5/1/40	1,300	1,579
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,820	2,188
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	4,670	5,581
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/22	1,025	1,130
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/23	1,185	1,357
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	3,250	3,715
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	1,000	1,216
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/27	1,120	1,433
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/29	5,325	6,107
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/30	1,750	2,003
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/31	1,020	1,301
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/31	4,750	5,416
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/32	5,000	5,698
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/33	2,140	2,694
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/34	1,500	1,709
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/35	8,730	9,942
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/37	1,145	1,403
	Lake Orion Community School District GO	5.000%	5/1/33	3,800	5,024
	Lake Orion Community School District GO	5.000%	5/1/34	2,355	3,092
	Lake Orion Community School District GO	5.000%	5/1/35	4,280	5,579
	Lake Orion Community School District GO	5.000%	5/1/36	3,800	4,919
	Lake Orion Community School District GO	5.000%	5/1/37	4,025	5,193
[3]	Lincoln Consolidated School District GO	5.000%	5/1/25	1,000	1,209
[3]	Lincoln Consolidated School District GO	5.000%	5/1/26	1,265	1,570
	Macomb Interceptor Drain Drainage District	5.000%	5/1/27	1,610	2,075
	Macomb Interceptor Drain Drainage District	5.000%	5/1/28	1,430	1,849
	Macomb Interceptor Drain Drainage District	5.000%	5/1/29	1,645	2,123
	Macomb Interceptor Drain Drainage District	5.000%	5/1/30	2,540	3,267
	Macomb Interceptor Drain Drainage District	5.000%	5/1/31	2,030	2,596
	Macomb Interceptor Drain Drainage District	5.000%	5/1/33	2,215	2,796
	Macomb Interceptor Drain Drainage District	5.000%	5/1/34	1,790	2,251
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/32	1,145	1,404
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/33	1,010	1,232
	Marysville Public Schools District GO	5.000%	5/1/29	2,290	2,849
	Marysville Public Schools District GO	5.000%	5/1/32	3,010	3,707
	Marysville Public Schools District GO	5.000%	5/1/33	3,285	4,039
	Michigan (Environmental Program) GO	5.000%	12/1/25	7,835	9,764
	Michigan (Environmental Program) GO	5.000%	12/1/26	2,285	2,829
	Michigan (Environmental Program) GO	4.000%	5/1/28	9,000	10,664
	Michigan (Environmental Program) GO	5.000%	12/1/28	1,590	1,965
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	5,105	5,699
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	12,900	15,937
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	4,555	5,782
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/28	1,020	1,272
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/31	1,300	1,597
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/35	1,530	1,715

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/37	1,655	1,844
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/38	1,000	1,197
Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/29	415	524
Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/30	425	539
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/31	910	1,058
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/32	950	1,096
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/33	990	1,136
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/34	1,000	1,144
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/35	400	455
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/36	565	641
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/37	640	723
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/38	660	744
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/39	645	725
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	2,000	2,232
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	840	918
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,015	1,173
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	7,000	8,195
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	465	508
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,310	1,530
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,395	2,797
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	4,765	5,621
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	1,680	2,002
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,000	3,501
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,190	1,296

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,700	4,412
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,585	4,356
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,187
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	400	435
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,922
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	3,095	3,860
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	870	1,027
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	7,930	8,031
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,800	3,529
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,070	2,647
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,300	1,656
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	1,000	1,177
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,355	1,551
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,650	7,691
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,225	2,838
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,580	2,056
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,015	1,191
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,000	2,284
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,880	6,101
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,025	1,300
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,400	1,828
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,580	3,015
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	3,000	3,418
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	11,020	12,679
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,770	4,701
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,655	3,090
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	5,000	5,681
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,790	3,462
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	5,000	5,663
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	13,580	15,527

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,665	4,415
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	3,345	4,267
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	5,040	6,054
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	7,000	8,385
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	7,870	9,434
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	5,145	6,401
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	2,245	2,839
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	10,000	11,885
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	8,015	9,925
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,395	6,794
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,500	1,609
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	3,310	3,806
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	6,020	7,554
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	12,000	14,260
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	10,255	12,831
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	12,000	14,973
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	8,295	10,510
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	5,000	6,300
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,949
[5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.310%	8/6/20	6,060	6,060
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/20	70	71
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	12,500	13,580
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	30,000	32,593
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	10,000	10,864
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	15,995	17,332
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	2,000	2,202
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/24	2,010	2,303
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/26	3,300	3,903
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/27	3,375	3,980
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/29	4,360	5,119

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/30	5,240	6,149
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/32	2,500	2,914
	Michigan Finance Authority Lease Revenue	5.000%	4/1/24	5,400	6,253
	Michigan Finance Authority Lease Revenue	5.000%	4/1/25	3,160	3,766
	Michigan Finance Authority Lease Revenue	5.000%	4/1/26	1,320	1,610
	Michigan Finance Authority Lease Revenue	5.000%	11/1/26	2,310	2,919
	Michigan Finance Authority Lease Revenue	5.000%	11/1/27	1,320	1,709
	Michigan Finance Authority Lease Revenue	5.000%	11/1/29	2,645	3,518
	Michigan Finance Authority Lease Revenue	5.000%	11/1/30	2,200	2,910
	Michigan Finance Authority Lease Revenue	5.000%	11/1/31	1,020	1,342
	Michigan Finance Authority Lease Revenue	5.000%	11/1/32	1,175	1,531
	Michigan Finance Authority Lease Revenue	5.000%	11/1/33	1,095	1,417
	Michigan Finance Authority Lease Revenue	5.000%	11/1/34	1,440	1,853
	Michigan Finance Authority Lease Revenue	5.000%	11/1/35	1,525	1,955
	Michigan Finance Authority Lease Revenue	5.000%	11/1/36	1,770	2,259
	Michigan Finance Authority Lease Revenue	5.000%	11/1/37	2,490	3,161
	Michigan Finance Authority Lease Revenue	5.000%	11/1/38	2,110	2,671
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/22	24,000	26,184
[7]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/22	1,210	1,319
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/23	19,000	21,600
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	15,150	17,904
[7]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	1,840	2,159
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	2,950	3,441
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	12,235	14,211
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/27	10,000	11,581
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/28	7,025	8,104
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	20,250	22,967
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/26	1,500	1,808
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	1,350	1,622
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	1,000	1,199
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/32	3,120	3,697
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	3,500	4,133
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	5,000	5,893
[3]	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	3,500	4,140
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	5,245	6,652
	Michigan Finance Authority Water Revenue	4.000%	10/1/30	7,540	9,039
	Michigan Finance Authority Water Revenue	5.000%	10/1/31	3,265	4,332
	Michigan Finance Authority Water Revenue	4.000%	10/1/32	3,535	4,131
	Michigan Finance Authority Water Revenue	5.000%	10/1/36	5,540	7,147
	Michigan Finance Authority Water Revenue	5.000%	10/1/37	7,005	9,012
[3]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	5,000	5,807
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	16,500	18,951
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	15,000	16,964
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	700	824
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	10,000	11,420

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	1,200	1,407
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	7,500	8,534
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	1,000	1,167
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/33	850	988
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	2,266
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	2,322
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	6,040	7,119
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/35	1,350	1,563
Michigan Finance Authority Water Revenue, Prere.	5.000%	10/1/22	1,500	1,656
Michigan Municipal Bond Authority Lease Revenue, Prere.	5.000%	10/1/20	4,000	4,031
Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/36	4,475	5,912
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/25	2,565	3,111
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/26	1,650	2,061
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/27	1,565	1,975
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/28	2,240	2,813
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	10,115	12,476
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/24	2,500	2,641
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/24	3,020	3,191
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/25	5,475	6,640
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/25	5,920	6,254
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/26	6,520	8,028
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	8,135	9,956
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	26,630	32,499
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	9,625	10,980
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/30	15,120	18,409
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	4,040	4,907
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/31	10,415	12,639
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/32	27,240	33,041
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/32	4,660	5,642
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	12,000	14,494

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/34	4,000	4,825
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/35	13,405	16,139
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	6,675	7,991
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,100	2,551
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,160	2,694
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	2,000	2,148
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,490	3,184
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,600	2,789
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,290	2,921
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,410	1,791
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,865	2,358
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	3,035	3,817
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	18,470	21,801
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,520	1,901
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	16,910	19,905
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/47	7,400	7,926
	Michigan State University College & University Revenue	4.000%	2/15/27	5,400	6,504
	Michigan State University College & University Revenue	5.000%	2/15/29	1,215	1,623
	Michigan State University College & University Revenue	5.000%	2/15/30	900	1,192
	Michigan State University College & University Revenue	5.000%	2/15/31	1,450	1,910
	Michigan State University College & University Revenue	5.000%	2/15/32	1,380	1,807
	Michigan State University College & University Revenue	5.000%	2/15/33	1,940	2,524
	Michigan State University College & University Revenue	5.000%	2/15/34	2,320	3,007
	Michigan State University College & University Revenue	5.000%	2/15/35	1,300	1,680
	Michigan State University College & University Revenue	5.000%	2/15/36	1,860	2,394
	Michigan State University College & University Revenue	4.000%	2/15/37	1,750	2,079
	Michigan State University College & University Revenue	4.000%	2/15/38	1,000	1,194
	Michigan State University College & University Revenue	4.000%	2/15/39	5,140	6,121
	Michigan State University College & University Revenue	5.000%	8/15/40	1,300	1,517
[4,5]	Michigan State University Revenue TOB VRDO	0.190%	8/3/20	23,190	23,190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/23	1,250	1,397
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/24	1,715	1,992
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/25	1,250	1,449
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/26	2,030	2,345
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/27	1,700	1,957
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/28	1,250	1,437
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/29	3,000	3,439
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/30	1,480	1,798
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/34	2,170	2,617
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/35	1,370	1,649
	Milan Area Schools GO	5.000%	5/1/27	1,055	1,345
	Milan Area Schools GO	5.000%	5/1/28	1,100	1,441
	Milan Area Schools GO	5.000%	5/1/29	1,155	1,551
	Milan Area Schools GO	5.000%	5/1/30	1,210	1,617
	Milan Area Schools GO	5.000%	5/1/32	1,670	2,202
	Milan Area Schools GO	5.000%	5/1/34	1,940	2,531
[7]	Monroe County Economic Development Corp. Electric Power & Light Revenue	6.950%	9/1/22	27,150	30,801
	Oakland University College & University Revenue	5.000%	3/1/24	540	616
	Oakland University College & University Revenue	5.000%	3/1/25	540	634
	Oakland University College & University Revenue	5.000%	3/1/26	500	602
	Oakland University College & University Revenue	5.000%	3/1/27	785	941
	Oakland University College & University Revenue	5.000%	3/1/28	1,250	1,494
	Oakland University College & University Revenue	5.000%	3/1/29	1,735	2,068
	Oakland University College & University Revenue	5.000%	3/1/31	2,350	2,782
	Oakland University College & University Revenue	5.000%	3/1/32	3,140	3,701
	Oakland University College & University Revenue	5.000%	3/1/33	1,775	2,084
	Oakland University College & University Revenue	5.000%	3/1/34	3,745	4,385
	Oakland University College & University Revenue	5.000%	3/1/35	2,205	2,576
	Oakland University College & University Revenue	5.000%	3/1/36	2,025	2,359
	Portage Public Schools GO	4.000%	11/1/32	3,195	3,885
	Portage Public Schools GO	4.000%	11/1/33	3,465	4,192
	Portage Public Schools GO	5.000%	11/1/33	2,130	2,578
	Portage Public Schools GO	4.000%	11/1/34	3,725	4,497
	Portage Public Schools GO	5.000%	11/1/35	1,300	1,566
	Portage Public Schools GO	5.000%	11/1/36	1,525	1,833
	Portage Public Schools GO	4.000%	11/1/37	1,900	2,258
	Rochester Community School District GO	3.000%	5/1/33	2,090	2,340
	Rockford Public Schools GO	5.000%	5/1/32	2,000	2,471

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Rockford Public Schools GO	5.000%	5/1/33	2,470	3,043
Romeo Community School District GO	5.000%	5/1/32	1,290	1,594
Romeo Community School District GO	5.000%	5/1/33	1,350	1,660
Romeo Community School District GO	5.000%	5/1/34	1,425	1,750
Romeo Community School District GO	5.000%	5/1/35	1,000	1,226
Roseville Community Schools GO	5.000%	5/1/34	4,000	4,765
Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,540	2,770
Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,180	2,471
Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,245	2,571
Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,250	1,601
Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,020	1,335
Southfield MI GO	3.000%	5/1/33	2,630	2,945
University of Michigan College & University Revenue	5.000%	4/1/30	2,135	2,905
University of Michigan College & University Revenue	5.000%	4/1/31	1,090	1,475
University of Michigan College & University Revenue	5.000%	4/1/32	2,140	2,877
University of Michigan College & University Revenue	5.000%	4/1/33	2,835	3,586
University of Michigan College & University Revenue	5.000%	4/1/34	3,495	4,408
University of Michigan College & University Revenue	5.000%	4/1/35	3,360	4,226
University of Michigan College & University Revenue	5.000%	4/1/36	4,030	5,053
University of Michigan College & University Revenue	5.000%	4/1/37	5,075	6,347
Van Buren MI Public Schools GO	5.000%	11/1/31	3,040	4,046
Warren Consolidated Schools GO	5.000%	5/1/30	2,265	2,751
Warren Consolidated Schools GO	5.000%	5/1/30	2,100	2,836
Warren Consolidated Schools GO	5.000%	5/1/32	2,485	2,992
Warren Consolidated Schools GO	5.000%	5/1/32	2,300	3,041
Warren Consolidated Schools GO	5.000%	5/1/33	1,400	1,833
Warren Consolidated Schools GO	5.000%	5/1/35	2,600	3,382
Warren Consolidated Schools GO	5.000%	5/1/37	1,425	1,816
Warren Consolidated Schools GO	5.000%	5/1/39	1,405	1,779
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	2,460	2,984
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	1,735	2,152
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	2,495	3,103
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	5,655	6,189
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	840	1,065
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	2,395	3,047
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	5,935	6,496
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	670	845
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,720	2,177

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	3,995	4,366
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,525	1,819
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	660	829
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	6,540	7,142
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	830	1,037
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	785	984
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	6,370	6,944
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,310	2,735
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	760	944
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	420	524
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	4,300	4,683
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,915	3,437
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	415	513
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	405	502
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	10,165	11,950
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	455	562
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	3,390	3,978
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	2,600	3,051
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	780	961
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	3,870	4,530
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	645	792
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	6,085	7,619
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	645	789
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	5,000	6,238
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	900	1,095
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	510	623
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	8,000	9,954
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	6,015	7,464
Wayne State University College & University Revenue	5.000%	11/15/36	1,700	1,983
Wayne State University College & University Revenue	5.000%	11/15/37	1,750	2,037
Woodhaven-Brownstown School District GO	5.000%	5/1/29	3,800	4,730

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Woodhaven-Brownstown School District GO	5.000%	5/1/30	3,850	4,780
Woodhaven-Brownstown School District GO	5.000%	5/1/31	3,905	4,836
				2,156,965
Minnesota (1.0%)
Bloomington Independent School District No. 271 GO	5.000%	2/1/22	3,000	3,218
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,200	1,441
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	1,500	1,782
Duluth Independent School District No. 709 COP	5.000%	2/1/22	2,150	2,287
Farmington Independent School District No. 192 GO	5.000%	2/1/21	2,575	2,636
Hennepin County MN GO	5.000%	12/1/25	3,230	4,025
Hennepin County MN GO	5.000%	12/1/28	1,945	2,484
Hennepin County MN GO	5.000%	12/15/30	5,020	6,784
Hennepin County MN GO	5.000%	12/15/33	7,000	9,319
Hennepin County MN GO VRDO	0.150%	8/6/20	52,900	52,900
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,000	1,157
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,350	1,592
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,400	1,675
Metropolitan Council GO	5.000%	3/1/22	3,415	3,678
Metropolitan Council GO	4.000%	3/1/26	2,950	3,427
Minneapolis MN GO	4.000%	12/1/20	4,200	4,253
Minneapolis MN GO	4.000%	12/1/25	2,325	2,778
Minneapolis MN GO	3.000%	12/1/32	4,135	4,561
Minneapolis Special School District No. 1 COP	5.000%	2/1/22	6,805	7,288
Minneapolis Special School District No. 1 COP	5.000%	2/1/23	7,550	8,449
Minneapolis Special School District No. 1 COP	5.000%	2/1/24	8,215	9,180
Minneapolis Special School District No. 1 COP	5.000%	2/1/25	5,050	5,635
Minneapolis Special School District No. 1 COP	5.000%	2/1/26	7,000	7,802
Minneapolis Special School District No. 1 COP	5.000%	2/1/27	10,085	11,221
Minneapolis Special School District No. 1 COP	5.000%	2/1/28	10,590	11,758
Minneapolis Special School District No. 1 GO	5.000%	2/1/26	3,110	3,871
Minneapolis Special School District No. 1 GO	5.000%	2/1/26	2,265	2,819
Minneapolis Special School District No. 1 GO	5.000%	2/1/27	1,750	2,242
Minneapolis-St Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	4,000	4,540
Minneapolis-St Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	425	530
Minneapolis-St Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	2,305	2,611
Minneapolis-St Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	5,345	6,637
Minneapolis-St Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	590	733
Minneapolis-St Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	2,500	2,825
Minneapolis-St Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	5,340	6,599
Minneapolis-St Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	690	853
Minneapolis-St Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	2,545	2,868
Minneapolis-St Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	555	683

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minneapolis-St Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	3,970	4,860
Minneapolis-St Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	635	777
Minneapolis-St Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	650	792
Minneapolis-St Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	910	1,105
Minneapolis-St Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	875	1,060
Minneapolis-St Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	940	1,135
Minneapolis-St Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	940	1,132
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	11,735	14,641
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/28	3,225	3,767
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/29	3,385	3,946
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/30	3,405	3,961
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/32	3,670	4,249
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/33	3,615	4,181
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/34	4,005	4,624
Minnesota Appropriations Revenue	5.000%	3/1/24	7,515	8,065
Minnesota Appropriations Revenue	5.000%	3/1/25	10,860	11,642
Minnesota GO	5.000%	8/1/22	20,500	22,511
Minnesota GO	5.000%	8/1/23	5,350	6,136
Minnesota GO	5.000%	10/1/23	29,530	34,101
Minnesota GO	5.000%	8/1/24	12,355	14,739
Minnesota GO	5.000%	8/1/24	15,500	18,491
Minnesota GO	5.000%	8/1/24	1,350	1,610
Minnesota GO	5.000%	10/1/24	9,845	10,401
Minnesota GO	5.000%	8/1/25	13,500	16,676
Minnesota GO	5.000%	10/1/25	29,320	36,415
Minnesota GO	5.000%	8/1/26	4,340	5,156
Minnesota GO	5.000%	8/1/26	35,060	43,172
Minnesota GO	5.000%	10/1/26	13,080	16,727
Minnesota GO	5.000%	8/1/27	4,000	4,917
Minnesota GO	5.000%	8/1/27	6,350	8,311
Minnesota GO	5.000%	10/1/27	12,285	16,159
Minnesota GO	5.000%	10/1/32	10,000	12,856
Minnesota GO	5.000%	8/1/33	5,000	6,188
Minnesota GO	5.000%	8/1/34	10,000	12,349
Minnesota GO	5.000%	8/1/35	9,535	11,737
Minnesota GO	5.000%	8/1/36	5,000	6,135
Minnesota GO, Prere.	5.000%	10/1/21	155	164
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	1,030	1,177
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	1,080	1,227
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	200	249
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	1,135	1,284

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	570	726
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	1,195	1,346
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	420	546
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/30	1,250	1,399
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/31	1,310	1,457
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/32	1,380	1,525
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	1,445	1,589
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	650	818
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	1,520	1,665
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	300	377
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/35	650	813
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/47	37,079	38,321
Mounds View Independent School District No. 621 GO	5.000%	2/1/26	4,910	6,111
Osseo Independent School District No. 279 GO	5.000%	2/1/27	1,350	1,733
Owatonna MN Independent School District No. 761 GO	4.000%	2/1/25	1,830	2,130
Owatonna MN Independent School District No. 761 GO	3.000%	2/1/33	2,450	2,726
South Washington County MN Independent School District No. 833 GO	4.000%	2/1/30	9,640	11,173
St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	2,260	2,514
St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,500	1,727
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	805	993
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	780	959
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,800	2,190
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,105	1,329
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,245	1,400
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,500	1,681
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,500	1,677
University of Minnesota College & University Revenue	5.000%	8/1/22	1,585	1,591

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Minnesota College & University Revenue	5.000%	8/1/23	2,500	2,509
University of Minnesota College & University Revenue	5.000%	10/1/23	2,945	3,387
Virginia Independent School District No. 706 GO	3.000%	2/1/32	7,345	8,303
Virginia Independent School District No. 706 GO	3.000%	2/1/34	4,000	4,464
Virginia Independent School District No. 706 GO	3.000%	2/1/35	4,000	4,436
West St Paul-Mendota Heights-Eagan Independent School District No. 197 GO	4.000%	2/1/28	3,795	4,563
Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/26	1,050	1,306
Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/27	1,660	2,126
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/30	6,700	7,683
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/31	8,185	9,306
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/32	8,485	9,592
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/33	10,345	11,627
				747,784
Mississippi (0.6%)
DeSoto County MS GO	5.000%	11/1/27	1,585	2,050
DeSoto County MS GO	5.000%	11/1/28	1,660	2,205
Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,665	4,171
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	5,480	6,448
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	3,785	4,419
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	4,880	5,683
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.140%	8/3/20	55,600	55,600
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.140%	8/3/20	58,760	58,760
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.140%	8/3/20	15,500	15,500
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.140%	8/3/20	26,000	26,000
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/26	6,045	7,451
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/27	7,985	10,104
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/28	2,315	3,001
Mississippi Development Bank Special Obligation Revenue (Harrison County Highway Project)	5.000%	1/1/24	2,540	2,934
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/23	1,540	1,719
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/24	3,135	3,630

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/25	5,465	6,541
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/26	6,045	7,447
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/27	4,745	5,818
Mississippi Development Bank Special Obligation Revenue (Madison County Highway Project)	5.000%	1/1/24	2,525	2,917
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/28	1,530	1,961
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/29	1,395	1,781
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/31	1,085	1,373
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/32	2,070	2,436
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/33	1,500	1,755
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/28	775	1,024
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/29	1,050	1,423
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/30	1,075	1,449
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/31	1,000	1,335
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/32	1,500	1,990
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/33	1,635	2,156
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/34	820	1,078
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/35	1,345	1,761
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/36	1,000	1,304
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/37	665	865
Mississippi GO	5.000%	10/1/29	5,825	7,128
Mississippi GO	5.000%	10/1/29	15,080	19,611
Mississippi GO	5.000%	11/1/30	4,000	4,979
Mississippi GO	5.000%	11/1/30	1,250	1,580
Mississippi GO	5.000%	10/1/31	19,800	25,503

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi GO	5.000%	11/1/31	2,750	3,467
Mississippi GO	5.000%	12/1/31	11,250	13,022
Mississippi GO	5.000%	11/1/32	2,010	2,502
Mississippi GO	5.000%	11/1/32	3,530	4,438
Mississippi GO	5.000%	12/1/32	7,000	8,103
Mississippi GO	5.000%	10/1/34	10,000	12,724
Mississippi GO	5.000%	11/1/35	4,000	4,996
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,259
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	800	1,002
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	800	999
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	745	927
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	745	923
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,235
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/27	1,200	1,473
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/28	3,495	4,388
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/29	1,360	1,745
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/29	1,150	1,476
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/31	1,630	2,120
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/32	1,750	2,261
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/33	1,750	2,246
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/34	1,600	2,044
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/27	2,085	2,584
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/28	1,540	1,938
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/29	3,000	3,756
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/30	3,015	3,742
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/31	3,000	3,690
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/36	10,500	12,529
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/37	11,130	13,244
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/33	860	1,012
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/35	2,010	2,350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/36	1,100	1,282
	University of Southern Mississippi College & University Revenue	5.000%	9/1/33	1,500	1,819
	University of Southern Mississippi College & University Revenue	4.000%	3/1/34	2,075	2,455
	University of Southern Mississippi College & University Revenue	4.000%	3/1/35	2,565	3,026
	University of Southern Mississippi College & University Revenue	4.000%	3/1/36	1,540	1,810
	University of Southern Mississippi College & University Revenue	4.000%	3/1/37	1,740	2,039
	University of Southern Mississippi College & University Revenue	4.000%	3/1/38	3,220	3,763
					449,279
Missouri (0.9%)
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/25	1,000	1,012
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/26	750	758
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	2,000	2,277
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,000	1,070
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	1,000	1,152
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,850	1,978
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,400	1,580
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	840	939
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	870	969
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	750	831
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	6,995	7,420
	Center MO School District No. 58 GO	4.000%	3/1/32	3,350	4,015
	Center MO School District No. 58 GO	4.000%	3/1/33	2,330	2,771
	Center MO School District No. 58 GO	4.000%	3/1/34	3,630	4,291
[3]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/31	3,000	3,321
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/20	5,055	5,122
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25	8,145	9,257
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26	7,830	8,828
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	14,273
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,640	15,086
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	14,425	15,845
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	6,765	7,379
	Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	5.500%	3/1/37	1,765	2,405
	Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	6.000%	3/1/38	1,500	2,101
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/27	1,355	1,675

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/28	3,680	4,647
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/29	2,025	2,642
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/30	1,190	1,360
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/30	1,615	2,098
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/31	1,740	1,980
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/31	1,510	1,952
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/33	2,020	2,577
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/32	7,225	8,461
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/35	2,015	2,234
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/36	1,850	2,046
Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/26	5,995	6,318
Little Blue Valley Sewer District Revenue	4.000%	9/1/32	3,370	4,031
Little Blue Valley Sewer District Revenue	3.000%	9/1/33	5,500	6,070
Little Blue Valley Sewer District Revenue	3.000%	9/1/35	3,705	4,066
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/26	1,265	1,597
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	1,410	1,821
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/34	3,050	3,665
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	2,000	2,400
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	4,670	5,870
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	3,000	3,593
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	2,415	3,024
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	5,000	5,980
Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/22	1,750	1,898
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	3,975	4,021
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/21	2,845	2,907
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	3,490	3,708
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	3,690	3,924
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	3,320	3,529
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	850	937

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/25	8,000	8,097
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	750	840
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,055	1,284
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	3,015	3,452
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,045	2,296
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	800	993
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	4,525	5,168
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,820	2,265
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,110
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	900	1,143
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,500	3,988
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,120
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,150	1,272
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	7,015	7,978
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,995	2,552
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	400	441
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,105	2,724
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	4,000	4,541
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	5,000	5,052
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,355	1,727
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,350	1,482

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,425	1,828
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,000	3,390
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	500	547
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,225	1,562
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	1,555	1,664
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,500	1,883
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	550	600
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	3,530	3,985
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	5,200	5,792
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	34,000	38,872
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	629
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	5,260	6,040
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	450	564
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	4,560	4,809
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,615	3,072
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,800	2,052
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	6,550	8,100
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	520	609
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,500	2,842
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	5,325	6,074
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	855	998

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	600	698
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.150%	8/3/20	21,145	21,145
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.140%	8/5/20	25,800	25,800
Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/25	10,000	12,342
Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/26	2,845	3,607
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/22	5,440	5,902
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/24	20,035	23,603
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	2,925	3,384
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/26	4,570	5,415
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/27	3,285	3,877
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/28	2,250	2,650
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/29	5,000	5,878
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/30	6,455	7,572
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/31	10,000	11,700
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/32	5,245	5,993
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/34	6,800	8,101
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/36	10,000	11,850
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/34	10,590	12,470
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/35	8,000	9,398
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/24	3,050	3,584
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/24	2,875	3,436
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/25	1,910	2,319
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/25	2,270	2,749
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,500	4,185
Missouri State Board of Public Buildings Appropriations Revenue	3.250%	10/1/22	8,190	8,734
Missouri State Board of Public Buildings Appropriations Revenue	3.000%	10/1/25	10,660	12,113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/24	2,185	2,542
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/25	2,990	3,594
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	7/1/26	4,280	5,206
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/27	2,055	2,495
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	5,000	5,997
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/36	4,745	5,668
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue, Prere.	5.000%	10/1/22	7,500	8,280
	St. Charles County School District No. R-IV Wentzville (Direct Deposit Program) GO	4.000%	3/1/25	2,185	2,312
	St. Charles County School District No. R-IV Wentzville GO	4.000%	3/1/31	5,585	6,638
	St. Louis County School District C-2 Parkway GO	5.000%	3/1/24	2,535	2,968
[3]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/24	1,000	1,184
[3]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/25	1,000	1,219
[3]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/26	1,000	1,223
[7]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	1,045	1,363
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,500	3,181
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	4,060	5,127
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,700	3,387
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/34	2,250	2,815
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	3,033
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/29	4,200	4,986
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/30	4,835	5,716
	University City MO School District (Direct Deposit Program) GO	0.000%	2/15/33	2,850	2,330
	University of Missouri College & University Revenue	4.000%	11/1/30	3,000	3,458
	University of Missouri College & University Revenue	5.000%	11/1/30	10,000	14,096
	University of Missouri College & University Revenue	4.000%	11/1/31	6,415	7,376
	University of Missouri College & University Revenue VRDO	0.200%	8/6/20	21,450	21,450
	University of Missouri College & University Revenue, Prere.	5.000%	11/1/21	1,830	1,939
	University of Missouri College & University Revenue, Prere.	5.000%	11/1/21	1,000	1,059
					720,295
Montana (0.1%)

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Forsyth MT Industrial Revenue	2.000%	8/1/23	20,000	20,682
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	2,770	2,961
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	500	615
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	2,500	3,088
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	355	446
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	5,000	6,523
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	2,635	3,245
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	6,633
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,015	2,475
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	365	456
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	6,955	9,087
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	2,000	2,439
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	7,515	9,755
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,750	3,546
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	405	496
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	1,000	1,283
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	585	714
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	4,000	4,618
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	425	517
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,675	4,214
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	670	812
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	3,250	3,704
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,260	1,523
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	2,250	2,550
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,010	1,218
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	830	936
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	2,525	2,811
	Montana State Board of Regents College & University Revenue	3.000%	11/15/36	890	980
					98,327
Multiple States (0.7%)
[12]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue	2.650%	9/15/30	14,750	16,441
[5,12]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/35	33,305	37,620

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,12]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	13,945	15,984
[5,12]	FHLMC Multifamily VRD Certificates Revenue	2.600%	9/15/33	49,145	55,316
[5,12]	FHLMC Multifamily VRD Certificates Revenue	2.625%	6/15/35	50,250	56,684
[5,12]	FHLMC Multifamily VRD Certificates Revenue	2.650%	6/15/36	32,505	36,755
[12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	13,167	15,269
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.920%	8/3/20	14,000	14,000
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.920%	8/3/20	36,000	36,000
[5,13]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.210%	8/6/20	101,400	101,400
[5,13]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.260%	8/6/20	133,500	133,500
					518,969
Nebraska (0.6%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	4,120	5,039
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	9,770	10,547
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	3,000	3,729
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	3,165	4,006
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/29	5,000	6,419
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/31	5,000	6,573
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/32	5,375	5,803
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	4,000	5,362
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/34	5,000	6,776
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	15,920	22,772
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	93,640	106,093
[8]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	113,705	130,484
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	500	642
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	600	786
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	450	600
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	275	364
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	600	782
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	425	505
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	525	622
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,200	1,417
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	570	669
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	300	351

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,910	2,158
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,400	1,631
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,005	2,400
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,160	1,381
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,770	2,101
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,250	1,480
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,895	2,237
Elkhorn School District GO	5.000%	12/15/30	525	719
Elkhorn School District GO	5.000%	12/15/31	325	442
Elkhorn School District GO	4.000%	12/15/32	325	400
Elkhorn School District GO	4.000%	12/15/33	375	456
Elkhorn School District GO	4.000%	12/15/34	350	424
Elkhorn School District GO	4.000%	12/15/35	350	423
Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	4.000%	11/1/21	1,000	1,045
Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/1/21	860	899
Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	1,320	1,396
Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	1,000	1,058
Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	5,050	5,341
Lincoln NE Electric System Electric Power & Light Revenue	5.000%	9/1/25	1,990	2,188
Lincoln NE Electric System Electric Power & Light Revenue, Prere.	5.000%	9/1/22	1,010	1,108
Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/26	3,065	3,300
Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/29	2,125	2,277
Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/31	2,500	2,681
Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/32	2,800	2,999
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	2,000	2,124
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	1,000	1,062
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,970	2,091
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	2,000	2,123
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,250	1,327
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/32	2,095	2,221
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/32	1,470	1,558

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	2,325	2,462
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	5,025	5,322
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	1,250	1,324
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/34	1,500	1,588
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	1,025	1,217
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/27	2,400	2,988
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/35	3,265	4,196
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	7,250	9,285
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/37	2,600	3,320
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	4,945	5,883
	Omaha School District GO	5.000%	12/15/27	2,000	2,643
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,065	3,625
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,875	2,117
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,975	2,267
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/27	3,470	4,089
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/29	1,500	1,737
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/30	4,065	4,677
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/31	4,030	4,604
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/32	4,265	4,836
	University of Nebraska College & University Revenue, ETM	5.000%	7/1/22	4,015	4,385
	University of Nebraska College & University Revenue, Prere.	5.000%	7/1/22	1,645	1,797
					447,753
Nevada (1.3%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	2,330	2,428
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,500	3,751
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	980	1,160
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	8,500	11,224
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/31	19,435	25,498
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	17,320	22,551
[4]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.140%	8/5/20	20,000	20,000
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/21	2,810	2,933
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/27	1,545	1,943
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/28	2,370	2,972
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/29	2,195	2,742

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/31	5,000	5,710
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/35	10,390	12,629
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/36	6,600	7,996
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/37	5,530	6,683
	Clark County NV GO	5.000%	7/1/21	6,075	6,344
	Clark County NV GO	5.000%	6/1/26	2,020	2,526
	Clark County NV GO	5.000%	7/1/26	2,475	3,004
	Clark County NV GO	5.000%	6/1/27	2,625	3,355
	Clark County NV GO	5.000%	11/1/30	6,375	8,428
	Clark County NV GO	4.000%	6/1/31	17,000	20,274
	Clark County NV GO	4.000%	11/1/31	5,950	7,007
	Clark County NV GO	5.000%	11/1/31	6,545	8,570
	Clark County NV GO	5.000%	11/1/31	1,645	1,970
	Clark County NV GO	4.000%	6/1/32	12,000	14,233
	Clark County NV GO	4.000%	11/1/32	1,015	1,186
	Clark County NV GO	5.000%	11/1/32	6,730	8,722
	Clark County NV GO	5.000%	7/1/33	16,290	17,903
	Clark County NV GO	4.000%	12/1/36	20,440	24,241
	Clark County NV GO	5.000%	11/1/37	21,070	23,914
	Clark County NV GO	4.000%	12/1/37	18,825	22,261
	Clark County NV GO	4.000%	12/1/38	21,055	24,742
	Clark County NV GO	4.000%	7/1/39	21,115	23,569
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/31	11,925	15,645
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/32	7,100	9,244
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/33	7,525	9,740
	Clark County School District GO	5.000%	6/15/25	20,000	23,880
[3]	Clark County School District GO	5.000%	6/15/27	8,975	11,310
[3]	Clark County School District GO	5.000%	6/15/28	9,530	11,971
[3]	Clark County School District GO	5.000%	6/15/28	1,280	1,654
	Clark County School District GO	5.000%	6/15/28	8,620	11,039
[3]	Clark County School District GO	5.000%	6/15/29	1,250	1,652
[3]	Clark County School District GO	4.000%	6/15/30	10,505	12,291
[3]	Clark County School District GO	5.000%	6/15/30	1,070	1,442
[3]	Clark County School District GO	4.000%	6/15/31	10,930	12,729
[3]	Clark County School District GO	5.000%	6/15/31	1,000	1,339
[3]	Clark County School District GO	4.000%	6/15/32	11,465	13,772
[1]	Clark County School District GO	5.000%	6/15/32	1,590	1,988
[3]	Clark County School District GO	4.000%	6/15/33	10,000	11,526
[3]	Clark County School District GO	4.000%	6/15/33	11,920	14,232
[3]	Clark County School District GO	4.000%	6/15/34	12,400	14,762
[3]	Clark County School District GO	5.000%	6/15/34	1,000	1,317
	Clark County School District GO	4.000%	6/15/35	14,910	16,571
[3]	Clark County School District GO	5.000%	6/15/35	1,350	1,763
[3]	Clark County School District GO	4.000%	6/15/36	1,250	1,493
[3]	Clark County School District GO	4.000%	6/15/37	1,250	1,488
[3]	Clark County School District GO	4.000%	6/15/38	1,000	1,187
[3]	Clark County School District GO	4.000%	6/15/39	1,000	1,183
	Clark County Water Reclamation District GO	5.000%	7/1/21	3,880	4,052
	Clark County Water Reclamation District GO	3.000%	7/1/31	7,860	8,607
	Clark County Water Reclamation District GO	4.000%	7/1/32	1,110	1,293
	Clark County Water Reclamation District GO	4.000%	7/1/34	2,000	2,303
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	10,000	10,298
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,080	2,369

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	1,300	1,480
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	565	655
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	940	1,089
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,815	2,094
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	795	879
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	730	806
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,495	1,789
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	500	552
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	600	660
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	725	797
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/32	500	548
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/33	500	546
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/34	400	436
Las Vegas NV GO	4.000%	6/1/21	3,500	3,612
Las Vegas NV GO	5.000%	6/1/21	1,400	1,456
Las Vegas NV GO	5.000%	9/1/24	5,690	6,760
Las Vegas NV GO	5.000%	9/1/25	6,070	7,443
Las Vegas NV GO	5.000%	9/1/27	5,225	6,429
Las Vegas NV GO	4.000%	6/1/30	4,610	5,226
Las Vegas NV GO	4.000%	6/1/31	4,795	5,399
Las Vegas NV GO	4.000%	6/1/32	4,990	5,592
Las Vegas Valley Water District GO	5.000%	6/1/24	4,035	4,767
Las Vegas Valley Water District GO	5.000%	6/1/24	2,665	3,149
Las Vegas Valley Water District GO	5.000%	6/1/25	2,360	2,887
Las Vegas Valley Water District GO	5.000%	6/1/25	2,050	2,508
Las Vegas Valley Water District GO	5.000%	6/1/26	2,075	2,612
Las Vegas Valley Water District GO	5.250%	6/1/27	10,460	10,871
Las Vegas Valley Water District GO	5.000%	9/15/27	4,110	5,032
Las Vegas Valley Water District GO	5.000%	6/1/31	4,500	4,857
Las Vegas Valley Water District GO	5.000%	6/1/31	2,010	2,376
Las Vegas Valley Water District GO	5.000%	6/1/31	3,530	4,377
Las Vegas Valley Water District GO	5.000%	6/1/31	4,000	4,960
Las Vegas Valley Water District GO	5.000%	6/1/32	6,040	6,519
Las Vegas Valley Water District GO	5.000%	6/1/32	2,050	2,213
Las Vegas Valley Water District GO	5.000%	6/1/32	3,295	4,065
Las Vegas Valley Water District GO	5.000%	6/1/35	4,150	5,080
Las Vegas Valley Water District GO	5.000%	6/1/35	6,000	7,344
Las Vegas Valley Water District GO	5.000%	6/1/38	19,610	25,520
Las Vegas Valley Water District GO	5.000%	6/1/39	43,150	56,005
Nevada GO	5.000%	4/1/22	17,000	18,371
Nevada GO	5.000%	11/1/23	28,500	32,863
Nevada GO	5.000%	11/1/25	36,340	44,236
Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	28,000	32,926
Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	26,170	30,657

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Reno NV Health, Hospital, Nursing Home Revenue	5.500%	6/1/28	165	165
	Reno NV Sales Tax Revenue	5.000%	6/1/30	500	600
	Reno NV Sales Tax Revenue	5.000%	6/1/31	500	593
[3]	Reno NV Sales Tax Revenue	5.000%	6/1/33	450	552
	Reno NV Sales Tax Revenue	5.000%	6/1/35	500	570
	Reno NV Sales Tax Revenue	5.000%	6/1/36	615	696
	Reno NV Sales Tax Revenue	5.000%	6/1/37	500	564
	Reno NV Sales Tax Revenue	5.000%	6/1/38	500	563
[3]	Reno NV Sales Tax Revenue	5.000%	6/1/38	650	784
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/26	4,080	5,127
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/27	3,215	4,142
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/30	3,625	4,605
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/32	4,675	5,770
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/34	7,750	9,520
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/35	1,795	2,199
					991,502
New Hampshire (0.2%)
	Manchester NH General Airport Port, Airport & Marina Revenue	5.000%	1/1/24	6,000	6,331
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	52,186	57,109
	New Hampshire GO	5.000%	12/1/23	4,510	5,227
	New Hampshire GO	5.000%	12/1/25	4,405	5,487
	New Hampshire Health and Education Facilities Authority Act College & University Revenue	5.000%	1/1/27	2,500	2,620
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	2,920	3,344
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	3,050	3,481
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	3,000	3,478
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	20,680	23,597
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	50,500	56,882
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	6.000%	1/1/21	10,000	10,233
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	2,140	2,358
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	1,070	1,179
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	1,360	1,498

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/28	1,500	1,797
					184,621
New Jersey (3.1%)
[3]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/25	4,955	5,857
[3]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/26	4,695	5,678
[3]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/27	3,000	3,620
[11]	Casino Reinvestment Development Authority Hotel Occupancy Tax Revenue	5.250%	1/1/23	3,900	3,907
[3]	Casino Reinvestment Development Authority Miscellaneous Taxes Revenue	5.000%	11/1/24	1,000	1,134
[3]	Casino Reinvestment Development Authority Miscellaneous Taxes Revenue	5.000%	11/1/26	2,205	2,462
[3]	Casino Reinvestment Development Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	2,775	3,084
[7]	Essex County Improvement Authority Lease Revenue	5.500%	10/1/23	10,020	11,694
[11]	Essex County Improvement Authority Miscellaneous Revenue	5.250%	12/15/23	3,635	4,250
[11]	Essex County Improvement Authority Miscellaneous Revenue	5.250%	12/15/24	3,720	4,525
	Jersey City NJ GO	5.000%	3/1/21	1,200	1,232
[3]	Maple Shade Township School District GO	3.000%	7/15/32	1,855	2,032
[3]	Maple Shade Township School District GO	3.000%	7/15/33	1,860	2,029
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/24	1,500	1,806
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/25	2,000	2,490
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/26	2,220	2,848
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/27	1,750	2,312
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/28	2,000	2,718
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/30	1,750	2,423
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/31	2,860	3,934
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/32	1,500	2,049
	Monmouth County Improvement Authority Lease Revenue	4.000%	12/1/33	500	621
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/21	16,500	17,087
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/21	7,975	8,449
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	25,000	26,707
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/23	8,690	8,874
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/23	51,630	58,380
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	9/1/24	1,000	1,023
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	2,985	3,188
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	26,130	31,516

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	35,500	43,118
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	4,205	4,466
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	4,745	5,450
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	32,500	40,113
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/28	5,515	5,850
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	6,500	7,783
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	4,090	5,121
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/29	30,000	35,785
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/29	9,000	11,392
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/30	33,000	39,224
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/31	12,400	14,677
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	3,750	3,898
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/32	2,580	3,123
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/32	5,000	5,634
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	10,500	11,420
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	7,580	9,120
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/33	8,495	9,539
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,775	8,845
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	2,025	2,429
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	6,295	7,552
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	2,500	2,751
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	2,540	3,035
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	2,635	2,887
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/26	1,000	1,212
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/27	1,695	2,103
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/28	2,000	2,473
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/29	2,000	2,464
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	1,500	1,840
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/26	2,500	2,933
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	2,600	3,093

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/30	3,000	3,512
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,320	5,302
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,150	1,134
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	4,345	4,532
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	2,500	2,400
[10]	New Jersey Economic Development Authority Miscellaneous Revenue	5.250%	12/15/21	5,000	5,316
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/23	12,000	12,462
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/24	7,550	7,829
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/22	2,360	2,578
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,000	2,315
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,100	3,691
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	3,075	3,644
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,495	2,931
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	10,000	12,748
	New Jersey GO	5.000%	8/15/20	30,000	30,039
[5]	New Jersey GO TRAN	4.000%	9/25/20	240,000	240,113
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,000	2,086
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,055	2,243
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,415	2,731
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,040	2,379
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,685	1,953
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,345	1,619
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	2,220
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,084
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,420	2,844
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,010	2,472

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,896
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,250	1,457
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,140	1,322
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,220
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,100	1,336
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	6,000	7,588
[4]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.130%	8/6/20	8,415	8,415
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	4.625%	7/1/21	3,700	3,847
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	890	1,003
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	4,110	4,678
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	2,735	2,955
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/33	5,000	5,376
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/21	8,140	8,356
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	3,415	3,748
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/25	12,965	14,153
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/26	12,505	13,576
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/28	13,835	14,963
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,400	2,977
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	840	1,049
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/20	17,590	17,873
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/20	9,000	9,152
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/20	30,000	30,510
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/21	12,100	12,819
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	25,000	26,569
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	14,375	15,277
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	3,770	4,130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	29,000	31,935
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	2,500	2,822
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	13,270	15,042
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	5,000	5,668
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	18,365	21,040
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	72,680	64,440
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,025	909
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	24,475	28,726
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	14,000	16,804
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	21,925	26,316
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	18,140	21,198
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	14,155	16,542
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.125%	6/15/28	3,500	3,594
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	34,355	41,603
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	11,330	13,720
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,525	6,437
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	30,800	35,886
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	12,835	14,883
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	3,330	3,861
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/30	16,040	19,270
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	4,160	4,798
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	5,000	5,990
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	6/15/31	12,705	13,074
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	25,590	18,670
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	9,795	11,626
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	20,150	23,816
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	17,900	21,094
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	4,525	2,784
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	4,675	5,488
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/37	2,500	2,920

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	2,025	2,163
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	2,500	2,759
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	3,290	3,721
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	6,000	6,927
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/27	5,100	5,858
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	5,025	5,730
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/33	2,500	2,807
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/34	5,000	5,605
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	10,000	10,748
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/31	2,500	2,995
[7]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/24	12,500	14,565
[10]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/21	3,745	3,994
[11]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/22	30,900	33,848
[11]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	13,015	15,719
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/26	8,510	9,368
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,785	4,725
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,775	4,712
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	17,350	21,424
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	29,705	36,504
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	3,000	3,779
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	7,000	8,707
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/33	28,000	31,829
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	5,010	6,190
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	3,000	3,397
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	67,500	76,438
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,610

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	5,000	6,154
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,259
[4,5]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.220%	8/6/20	12,215	12,215
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/22	3,000	3,205
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	10,500	11,468
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	23,590	25,765
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	2,430	2,610
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	560	619
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/24	2,800	3,004
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,215	1,357
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	115	122
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,500	1,671
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,750	2,320
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,030	2,254
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	1,250	1,645
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,190	1,317
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,250	1,632
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,103
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,294
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	250	321
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	950	1,045
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/34	1,000	1,097
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	15,650	17,015
	South Jersey Transportation Authority Highway Revenue, ETM	5.000%	11/1/23	780	897
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	1,885	2,084
	Sussex County NJ GO	5.000%	2/15/23	5,485	6,144
	Sussex County NJ GO	5.000%	2/15/24	4,376	5,090
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	19,510	23,939
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	3.200%	6/1/27	13,705	14,004
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	26,545	33,324
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	4,005	5,135

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	17,280	22,007
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,500	6,952
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	20,940	26,278
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	22,165	27,626
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	9,000	11,156
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	31,990	39,547
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	29,775	36,654
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	36,700	45,013
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	22,500	27,516
Toms River Board of Education GO	3.000%	7/15/29	6,000	6,715
Toms River Board of Education GO	3.000%	7/15/30	3,000	3,333
Toms River Board of Education GO	3.000%	7/15/31	6,000	6,616
Toms River Board of Education GO	3.000%	7/15/32	6,000	6,557
Toms River Board of Education GO	3.000%	7/15/33	3,000	3,256
Toms River Board of Education GO	3.000%	7/15/34	8,720	9,420
Toms River Board of Education GO	3.000%	7/15/35	3,120	3,351
				2,408,865
New Mexico (0.4%)
Albuquerque Bernalillo County Water Utility Authority Water Revenue	5.000%	7/1/22	1,700	1,857
Albuquerque Bernalillo County Water Utility Authority Water Revenue	5.000%	7/1/23	2,750	3,133
Albuquerque Bernalillo County Water Utility Authority Water Revenue	5.000%	7/1/24	1,800	2,133
Albuquerque Bernalillo County Water Utility Authority Water Revenue	5.000%	7/1/25	3,285	4,034
Albuquerque Municipal School District No. 12 GO	5.000%	8/1/29	2,575	3,210
Albuquerque Municipal School District No. 12 GO	4.000%	8/1/30	2,500	2,864
Albuquerque Municipal School District No. 12 GO	5.000%	8/1/30	1,250	1,550
Albuquerque Municipal School District No. 12 GO	5.000%	8/1/31	1,700	2,098
Albuquerque Municipal School District No. 12 GO	5.000%	8/1/32	1,910	2,346
Albuquerque NM GO	5.000%	7/1/24	4,625	5,476
Albuquerque NM GO	5.000%	7/1/25	5,405	6,616
Albuquerque NM GO	5.000%	7/1/25	5,155	6,310
New Mexico Educational Assistance Foundation Student Loan Revenue	4.000%	12/1/20	1,500	1,516
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	3,330	3,782
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	18,705	22,093
New Mexico Finance Authority Government Fund/Grant Revenue	5.000%	6/15/21	2,720	2,835
New Mexico Finance Authority Lease Revenue	5.000%	6/15/22	1,850	2,015
New Mexico Finance Authority Lease Revenue	5.000%	6/15/23	1,580	1,794
New Mexico Finance Authority Lease Revenue	5.000%	6/15/27	1,480	1,910
New Mexico Finance Authority Lease Revenue	5.000%	6/15/28	1,460	1,931

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Mexico Finance Authority Miscellaneous Taxes Revenue	4.000%	6/15/26	17,720	18,878
	New Mexico GO	5.000%	3/1/25	3,000	3,627
	New Mexico GO, ETM	5.000%	3/1/23	15,925	17,870
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	930	1,082
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,010	1,208
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,060	1,278
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,465	1,760
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,000	3,586
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,000	3,574
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,685	4,376
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,500	2,956
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,000	1,285
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.170%	8/3/20	15,790	15,790
[8]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	110,965	131,712
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/34	650	680
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/39	480	496
					289,661
New York (14.8%)
[3]	Amherst Development Corp. College & University Revenue, Prere.	4.000%	10/1/20	2,575	2,590
[3]	Amherst Development Corp. College & University Revenue, Prere.	4.000%	10/1/20	2,680	2,696
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	7,925	10,500
	Battery Park City Authority Miscellaneous Revenue VRDO	0.140%	8/6/20	15,000	15,000
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,000	3,371
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	8,500	9,427
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	9,120	5,943
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	11,185	6,555
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/33	1,340	1,668
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/34	1,000	1,238
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/36	1,010	1,239
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/37	1,035	1,263

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/24	3,245	3,496
Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/25	3,485	3,795
Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/26	3,660	3,985
Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/27	3,305	3,577
Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,750	1,882
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	1,010	1,175
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	400	451
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	1,020	1,165
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	430	489
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	960	1,086
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	185	207
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	380	424
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	200	222
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,240	1,422
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,850	2,121
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,310	1,540
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,190	4,926
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,460	1,756
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,470	6,502
Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/29	610	799
Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/29	325	426
Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/30	625	814
Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/32	575	740
Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/33	525	673
Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/34	850	1,087
Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/35	1,305	1,663
Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/36	1,740	2,210

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Erie County Industrial Development Agency Lease Revenue (School District Buffalo Project)	5.250%	5/1/26	6,775	7,022
	Erie County Industrial Development Agency Lease Revenue (School District Buffalo Project)	5.250%	5/1/27	8,560	8,872
	Erie County Industrial Development Agency Lease Revenue (School District Buffalo Project)	5.250%	5/1/29	6,315	6,544
	Erie County Industrial Development Agency Lease Revenue (School District Buffalo Project)	5.250%	5/1/31	2,500	2,590
	Haverstraw-Stony Point Central School District GO	3.000%	10/15/28	2,270	2,601
[3]	Hempstead NY GO	4.000%	4/1/28	7,125	8,217
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	7,500	9,209
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	12,100	14,803
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	24,300	29,544
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	13,360	16,200
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	3,380	4,311
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	10,000	10,844
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	2,000	2,516
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,000	1,251
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	8,600	10,887
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,469
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	4,850	6,101
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	3,850	4,830
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	16,500	16,557
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	15,075	18,388
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/32	4,000	4,488
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	27,000	30,164
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/33	10,900	12,864
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	11,445	13,471
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	2,500	3,008
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	5,994
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	59,800	69,944
	Metropolitan Transportation Authority Fuel Sales Tax Revenue BAN	5.000%	3/1/22	48,000	50,405
	Metropolitan Transportation Authority Fuel Sales Tax Revenue, Prere.	5.000%	11/15/21	7,245	7,696

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Fuel Sales Tax Revenue, Prere.	5.000%	11/15/21	6,125	6,507
	Metropolitan Transportation Authority Fuel Sales Tax Revenue, Prere.	5.125%	11/15/21	2,000	2,128
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	8,000	5,375
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/20	34,225	34,463
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	19,000	19,598
[3]	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/21	15,900	16,783
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	8,425	8,869
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	6,675	7,029
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	5,035	5,409
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	42,000	45,121
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/24	485	509
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	6,680	7,034
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	10,020	10,970
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,175	1,286
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	300	328
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/25	315	334
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	6,050	6,366
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	11,900	13,262
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	6,805	7,007
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	370	412
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,500	2,623
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	30,400	31,894
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	4,000	4,504
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,045	7,933
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	3,000	3,378
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	10,210	10,495
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,795	3,147
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	6,615	7,447
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,150	2,459
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	20,500	22,933

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,515	5,165
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,770	1,995
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,860	2,143
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,585	4,014
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,055	3,469
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,855	2,077
[3]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/30	5,000	5,237
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	5,000	5,577
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	28,970	32,752
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,850	2,049
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	10,020	11,328
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	1,430	1,588
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/31	60,000	62,985
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,000	7,534
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,395	3,833
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	50,000	52,312
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	5,000	5,366
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	13,055	13,697
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	19,605	20,558
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	1,575	1,731
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	1,000	1,043
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	27,000	28,291
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	125,000	127,376
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	165,170	171,897
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/22	54,680	57,257
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	2/1/23	155,075	162,819
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/22	192,000	202,045
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	133,000	144,068
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	18,320	20,035
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	5,000	5,468

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	37,500	43,128
[4]	Metropolitan Transportation Authority Transit Revenue VRDO	0.180%	8/3/20	14,745	14,745
[4]	Metropolitan Transportation Authority Transit Revenue VRDO	0.170%	8/6/20	23,040	23,040
[4]	Metropolitan Transportation Authority Transit Revenue VRDO	0.170%	8/6/20	20,000	20,000
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/20	10,825	10,982
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	3,195	3,394
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	2,000	2,221
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	13,665	15,173
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	12,735	14,141
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	1,380	1,566
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,300	2,609
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	1,695	1,923
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,520	6,263
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,480	6,217
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	12,705	14,414
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/29	2,270	2,875
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/32	1,840	2,292
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/33	1,765	2,185
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,000	2,445
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,780	3,398
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	2,515	3,158
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/27	1,880	2,418
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Unity Hospital of Rochester Project)	5.500%	8/15/23	185	185
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	99,545	104,240
	Nassau County Interim Finance Authority Sales Tax Revenue VRDO	0.140%	8/5/20	25,000	25,000
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,605	2,700
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,765	2,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,740	1,965
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,090	3,475
	Nassau County NY GO	5.000%	4/1/22	14,850	15,986
	Nassau County NY GO	4.000%	10/1/22	8,755	8,801
	Nassau County NY GO	5.000%	4/1/23	15,665	17,418
	Nassau County NY GO	4.000%	10/1/23	5,245	5,277
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	19,200	19,254
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/26	12,940	14,570
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/28	17,300	19,555
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/29	22,000	24,855
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/30	12,500	14,103
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	11/1/33	5,000	5,459
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/38	8,000	8,653
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	2/15/48	9,000	9,213
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	2/15/48	1,000	1,039
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	34,510	37,735
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.160%	8/5/20	25,000	25,000
[4,5]	New York City NY GO TOB VRDO	0.190%	8/3/20	54,100	54,100
[4,5]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.190%	8/3/20	42,625	42,625
[4,5]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.190%	8/3/20	12,600	12,600
[4,5]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.190%	8/6/20	45,000	45,000
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	10,085	12,368
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	11,000	13,392
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	15,000	18,212
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	5,060	6,122
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	5,285	6,360
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	14,575	18,360
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	5,020	6,006
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	10,000	11,921
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	10,000	11,905

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	29,665	34,673
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	9,000	10,901
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	18,000	18,757
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	6,000	6,517
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	3,950	4,290
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,890	4,956
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	10,000	11,966
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	845	1,072
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	10,000	11,954
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	2,500	2,940
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	6,800	7,969
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	5,000	5,844
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,350	4,209
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/20	13,500	13,658
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	16,050	17,013
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	4,350	4,815
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/23	16,780	18,167
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	14,235	16,419
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	6,010	6,363
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	15,550	16,464
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,095	1,159
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	14,245	15,751
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	10,030	11,792
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	12,405	14,878
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	20,035	24,028
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,985	2,381
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	5,000	5,291
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	5,000	5,291
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	5,500	5,821
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	10,290	10,527

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	10,795	11,044
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	2,635	2,787
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	8,620	9,117
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	1,435	1,517
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	4,000	4,228
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	25,675	26,254
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	10,000	10,682
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	5,020	5,916
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	7,000	8,530
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	12,000	13,461
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	7,240	8,425
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	5,000	5,109
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	19,000	20,443
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	24,475	25,804
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	8,010	9,678
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	12,700	14,061
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	10,060	12,529
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	13,750	16,074
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	15,855	19,978
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	15,100	15,912
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	4,270	4,682
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	17,500	19,347
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	10,500	13,084
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	12,150	14,177
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	7,985	9,788
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	14,085	17,654
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	20,000	25,068
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	13,700	16,529
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	9,615	10,319
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	14,415	17,916

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	15,910	18,530
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	10,000	12,238
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	24,110	30,159
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	27,325	31,014
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	11,150	13,427
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	9,545	11,750
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	19,650	23,664
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	17,060	21,129
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	7,010	8,502
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	8,930	10,415
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	22,020	25,600
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	20,000	24,919
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	15,000	19,164
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	27,335	34,923
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	13,290	15,989
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	10,085	12,377
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	4,290	5,260
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	24,240	29,926
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	7,000	8,122
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	3,000	3,568
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	20,000	24,838
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	18,000	22,913
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	47,000	59,828
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	27,145	32,387
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	4,000	4,792
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	10,050	12,294
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	2,500	3,051
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,895	7,975
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	24,090	29,825
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	35,000	44,398

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	20,995	24,955
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	2,500	3,036
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	6,000	7,549
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,500	2,928
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	5,710	7,225
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	21,790	25,789
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,000	1,197
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,500	3,026
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,000	6,127
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	10,000	11,804
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	2,345	2,802
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	20,000	24,070
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	5,933
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.140%	8/3/20	35,780	35,780
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.140%	8/3/20	55,600	55,600
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.150%	8/3/20	8,400	8,400
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.170%	8/3/20	22,535	22,535
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.180%	8/3/20	40,865	40,865
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.180%	8/3/20	46,465	46,465
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.180%	8/3/20	35,160	35,160
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.140%	8/5/20	6,100	6,100
[4,5]	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.190%	8/3/20	10,055	10,055
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	8/1/33	5,270	5,836
	New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	27,000	33,112
	New York City Water & Sewer System Sewer Revenue VRDO	0.150%	8/3/20	12,000	12,000
	New York City Water & Sewer System Water Revenue	5.000%	6/15/26	35,000	36,449
	New York City Water & Sewer System Water Revenue	5.000%	6/15/26	2,645	2,755

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	17,825	23,273
New York City Water & Sewer System Water Revenue	5.000%	6/15/29	10,100	10,505
New York City Water & Sewer System Water Revenue	5.000%	6/15/29	5,015	5,881
New York City Water & Sewer System Water Revenue	5.000%	6/15/31	24,500	25,460
New York City Water & Sewer System Water Revenue	5.000%	6/15/31	30,000	32,483
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	5,545	5,760
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	5,560	6,814
New York City Water & Sewer System Water Revenue	5.000%	6/15/33	10,205	13,000
New York City Water & Sewer System Water Revenue	5.250%	6/15/33	5,000	6,452
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	50,000	56,158
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	5,190	6,327
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	10,425	12,095
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	16,700	20,320
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	22,165	26,905
New York City Water & Sewer System Water Revenue	4.000%	6/15/37	13,360	15,581
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	1,040	1,240
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	26,945	34,107
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	15,040	19,245
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	28,000	33,329
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	5,080	6,480
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	110,610	144,543
New York City Water & Sewer System Water Revenue	4.000%	6/15/40	9,405	11,393
New York City Water & Sewer System Water Revenue VRDO	0.140%	8/3/20	53,210	53,210
New York City Water & Sewer System Water Revenue VRDO	0.150%	8/3/20	12,190	12,190
New York City Water & Sewer System Water Revenue VRDO	0.150%	8/3/20	8,770	8,770
New York City Water & Sewer System Water Revenue VRDO	0.150%	8/3/20	10,990	10,990
New York City Water & Sewer System Water Revenue VRDO	0.160%	8/3/20	7,300	7,300
New York City Water & Sewer System Water Revenue VRDO	0.160%	8/3/20	6,470	6,470
New York City Water & Sewer System Water Revenue VRDO	0.180%	8/3/20	14,850	14,850
New York City Water & Sewer System Water Revenue VRDO	0.160%	8/6/20	37,485	37,485

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Water & Sewer System Water Revenue VRDO	0.170%	8/6/20	16,500	16,500
New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/21	23,235	24,205
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/34	5,500	3,616
New York Liberty Development Corp. Industrial Revenue	5.000%	9/15/31	14,000	14,939
New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	101,850	103,078
New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	14,640	14,821
New York Liberty Development Corp. Lease Revenue (World Trade Center Project)	5.000%	11/15/31	13,200	13,828
New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	23,365	32,928
New York NY GO	5.000%	8/1/20	5,025	5,025
New York NY GO	5.000%	8/1/20	14,000	14,000
New York NY GO	5.000%	8/1/21	30	31
New York NY GO	5.000%	8/1/21	4,000	4,191
New York NY GO	5.000%	8/1/21	5	5
New York NY GO	5.000%	10/1/21	7,545	7,964
New York NY GO	5.000%	8/1/22	6,020	6,041
New York NY GO	5.000%	8/1/22	7,530	8,243
New York NY GO	5.000%	8/1/22	6,450	7,061
New York NY GO	5.000%	8/1/22	1,475	1,615
New York NY GO	5.000%	8/1/22	6,800	7,444
New York NY GO	5.000%	8/1/22	2,500	2,737
New York NY GO	5.000%	8/1/22	5,500	6,021
New York NY GO	5.250%	8/15/22	5	5
New York NY GO	5.000%	8/1/23	14,590	15,953
New York NY GO	5.000%	8/1/23	5,710	6,517
New York NY GO	5.000%	8/1/23	3,690	4,127
New York NY GO	5.000%	8/1/23	7,740	8,657
New York NY GO	5.000%	8/1/23	3,905	4,457
New York NY GO	5.000%	8/1/23	3,150	3,595
New York NY GO	5.000%	8/1/23	4,005	4,571
New York NY GO	5.000%	8/1/23	50,175	57,269
New York NY GO	5.250%	8/15/23	5	5
New York NY GO	5.000%	10/1/23	4,495	4,950
New York NY GO	5.000%	4/1/24	17,385	18,730
New York NY GO	5.000%	6/1/24	1,050	1,237
New York NY GO	5.000%	8/1/24	8,085	8,115
New York NY GO	5.000%	8/1/24	4,025	4,398
New York NY GO	5.000%	8/1/24	6,585	6,891
New York NY GO	5.000%	8/1/24	20,010	22,820
New York NY GO	5.000%	8/1/24	17,185	20,380
New York NY GO	5.000%	8/1/24	4,675	5,544
New York NY GO	5.000%	8/1/24	15,210	18,038
New York NY GO	5.000%	8/1/24	14,000	16,603
New York NY GO	5.000%	8/1/24	50,000	59,296
New York NY GO	5.000%	10/1/24	5,000	5,272
New York NY GO	5.000%	10/1/24	4,500	4,952
New York NY GO	5.000%	12/1/24	5,975	7,170
New York NY GO	5.000%	8/1/25	5,000	5,461
New York NY GO	5.000%	8/1/25	3,300	3,528
New York NY GO	5.000%	8/1/25	3,630	4,452
New York NY GO	5.000%	8/1/25	15,510	19,021
New York NY GO	5.000%	8/1/25	2,215	2,716

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/25	1,665	2,042
New York NY GO	5.000%	8/1/25	11,770	14,434
New York NY GO	5.000%	8/1/25	10,310	12,644
New York NY GO	5.000%	8/1/25	35,345	43,346
New York NY GO	5.000%	8/1/25	10,640	13,048
New York NY GO	5.000%	8/1/25	43,580	53,445
New York NY GO	5.000%	10/1/25	10,985	12,081
New York NY GO	5.000%	12/1/25	18,090	22,414
New York NY GO	5.000%	4/1/26	10,000	10,762
New York NY GO	5.000%	8/1/26	5,040	5,500
New York NY GO	5.000%	8/1/26	1,360	1,484
New York NY GO	5.000%	8/1/26	9,735	11,077
New York NY GO	5.000%	8/1/26	14,215	16,174
New York NY GO	5.000%	8/1/26	6,765	8,251
New York NY GO	5.000%	8/1/26	24,805	31,307
New York NY GO	5.000%	8/1/26	12,875	16,250
New York NY GO	5.000%	10/1/26	23,890	26,252
New York NY GO	5.000%	4/1/27	14,780	15,893
New York NY GO	5.000%	8/1/27	4,705	5,024
New York NY GO	5.000%	8/1/27	6,600	7,499
New York NY GO	5.000%	8/1/27	20,110	24,939
New York NY GO	5.000%	10/1/27	15,000	16,466
New York NY GO	5.000%	8/1/28	18,000	19,212
New York NY GO	5.000%	8/1/28	9,300	10,900
New York NY GO	5.000%	8/1/28	30,300	38,771
New York NY GO	5.000%	3/1/29	27,590	31,803
New York NY GO	5.000%	8/1/29	9,715	11,020
New York NY GO	5.000%	8/1/29	1,860	2,370
New York NY GO	5.000%	3/1/30	16,230	18,677
New York NY GO	5.000%	8/1/30	6,845	7,751
New York NY GO	5.000%	8/1/30	10,655	12,066
New York NY GO	5.000%	8/1/30	5,390	6,292
New York NY GO	5.000%	3/1/31	33,315	38,274
New York NY GO	4.000%	8/1/31	30,000	35,223
New York NY GO	5.000%	10/1/31	15,940	16,755
New York NY GO	5.000%	12/1/31	3,035	3,743
New York NY GO	5.000%	3/1/33	6,905	7,656
New York NY GO	5.000%	8/1/33	5,000	5,833
New York NY GO	5.000%	8/1/33	5,000	6,280
New York NY GO	5.000%	12/1/33	11,750	14,362
New York NY GO	5.000%	12/1/34	4,000	4,876
New York NY GO	5.000%	4/1/35	8,000	10,045
New York NY GO	4.000%	8/1/35	15,010	17,285
New York NY GO	4.000%	10/1/35	3,000	3,598
New York NY GO	5.000%	12/1/35	3,000	3,644
New York NY GO	5.000%	12/1/35	11,695	14,892
New York NY GO	5.000%	4/1/36	12,750	15,953
New York NY GO	5.000%	10/1/36	4,000	4,960
New York NY GO	5.000%	10/1/36	11,020	14,246
New York NY GO	5.000%	3/1/37	6,000	7,820
New York NY GO	4.000%	8/1/37	22,745	26,940
New York NY GO	4.000%	10/1/37	24,185	28,707
New York NY GO	5.000%	12/1/37	9,900	12,527
New York NY GO	4.000%	8/1/38	20,000	23,601
New York NY GO	5.000%	10/1/38	8,940	11,488
New York NY GO	5.000%	8/1/39	10,000	12,774
New York NY GO	5.000%	10/1/39	2,780	3,563
New York NY GO	5.000%	3/1/40	5,800	7,494

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	3.000%	10/1/41	21,575	22,992
	New York NY GO VRDO	0.140%	8/3/20	24,510	24,510
[4]	New York NY GO VRDO	0.160%	8/3/20	9,235	9,235
	New York NY GO VRDO	0.180%	8/3/20	42,135	42,135
	New York NY GO VRDO	0.180%	8/3/20	18,050	18,050
[4]	New York NY GO VRDO	0.140%	8/6/20	6,000	6,000
	New York NY GO VRDO	0.140%	8/6/20	65,805	65,805
[4]	New York NY GO VRDO	0.140%	8/6/20	20,000	20,000
	New York NY GO, Prere.	5.000%	10/1/21	7,110	7,502
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/21	3,500	3,656
	New York State Dormitory Authority Appropriations Revenue	5.000%	8/15/21	10,010	10,047
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/22	9,280	10,080
	New York State Dormitory Authority Appropriations Revenue	5.000%	8/15/22	2,000	2,007
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/28	10,865	11,634
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/29	3,015	3,227
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/30	1,000	1,070
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/21	4,785	4,803
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/21	1,500	1,505
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	9,355	10,729
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	1,650	2,079
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	4,080	5,140
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	1,785	2,293
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	6,500	7,581
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,775	2,220
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	10,000	11,633
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,545	1,923
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	4,970	5,763
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	12,000	13,812
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	3,615	4,115
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	15,010	18,256
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	17,500	21,218
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	9,000	10,878
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	7,500	8,333
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	4,020	5,021
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	1,085	1,292

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	2,500	3,000
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/35	3,000	3,487
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/36	2,010	2,329
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/21	1,070	1,116
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/21	2,000	2,089
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/21	2,320	2,423
	New York State Dormitory Authority College & University Revenue, Prere.	5.125%	7/1/21	1,625	1,697
	New York State Dormitory Authority College & University Revenue, Prere.	5.200%	7/1/21	1,200	1,254
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/20	13,275	13,294
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	6,855	8,166
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	4,730	5,748
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,265	2,808
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,000	2,483
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,740	2,193
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	2,440	3,085
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,885	2,369
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,590	3,231
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,005	1,243
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,875	2,309
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	800	903
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	450	506
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	750	841
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	850	950
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/20	5	5
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/20	5	5
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	33,540	35,978
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	7,895	8,469
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	56,335	60,429
[11]	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/22	7,020	7,614
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	25,140	28,165

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	8,605	9,674
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	35,015	39,366
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/23	25,500	28,368
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	36,095	42,109
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	4,695	5,033
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	6,000	7,022
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/24	6,940	7,708
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	20,080	24,351
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	46,485	57,880
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	10,190	11,797
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	19,540	20,899
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	30,475	36,618
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	17,630	18,132
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/26	10,300	11,401
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	10,100	11,674
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	20,000	23,932
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	21,015	26,838
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/27	12,000	13,934
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	30,650	31,515
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	15,145	18,171
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	7,000	8,342
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	31,695	40,294
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	25,000	25,700
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	11,580	13,836
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	14,580	18,197
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	9,960	11,474
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	39,050	49,460
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	25,000	25,692
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	10,015	11,519
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	18,905	20,159

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	26,000	26,711
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	20,740	23,923
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/30	53,000	58,403
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	17,390	18,591
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	7,500	7,986
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,765	2,204
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/33	57,495	66,699
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	1,070	1,138
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	10,135	10,818
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	33,985	39,258
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	12,000	15,959
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	36,795	42,158
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	31,980	36,802
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	17,080	20,867
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	44,000	58,306
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	18,000	21,705
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,440	6,628
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	9,340	11,403
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	13,305	15,906
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	2,990	3,630
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	10,000	11,920
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	13,000	15,453
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	5	6
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/22	920	986
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/22	3,835	4,111
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/22	1,340	1,437
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	5	6
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	35	41
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	5	6
New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	19

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	19
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	6
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/26	1,600	1,932
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/27	3,910	4,833
	New York State Dormitory Authority Lease (Appropriation) Revenue, ETM	5.000%	8/15/20	10	10
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	16,380	17,816
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	14,180	15,283
[3]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/21	1,250	1,321
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/21	800	845
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/22	500	548
[3]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/22	390	393
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/22	780	820
[3]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	1,035	1,140
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	1,250	1,376
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	950	1,002
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/24	6,290	6,880
[3]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/24	1,500	1,651
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/24	1,000	1,101
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/25	7,595	8,305
[3]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/25	1,000	1,101
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/25	1,000	1,101
[3]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	1,500	1,790

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	750	825
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	65	69
[3]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/27	475	522
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/27	500	550
[3]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/28	200	220
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/28	425	466
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/29	500	548
[3]	New York State Dormitory Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/20	6,610	6,659
[3]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/26	3,000	3,786
[3]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/27	2,615	3,252
[3]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/28	2,430	3,011
[3]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/29	2,155	2,657
[3]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/31	1,315	1,604
[3]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	1,000	1,213
[3]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/28	21,305	28,300
[3]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/32	3,810	4,872
[3]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/35	1,350	1,702
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21	16,000	16,474
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	19,555	21,053
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	2,730	3,072
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	14,895	17,450
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	35,000	42,498
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	12,885	15,645

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	2,065	2,693
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,140	6,630
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	51,000	63,702
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	12,525	16,055
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	6,000	7,349
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	27,610	33,212
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	17,625	21,541
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,000	38,246
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,995	40,218
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	14,260	17,627
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	38,335	48,532
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	37,165	45,797
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,875	2,365
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	18,500	23,338
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	26,845	34,301
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	18,860	23,179
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	22,500	28,300
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	6,273
New York State Energy Research & Development Authority Electric Power & Light Revenue New York State Electric & Gas Corp.	3.500%	10/1/29	20,000	22,984
New York State Energy Research & Development Authority Industrial Revenue Rochester Gas and Electric Corp. PUT	3.000%	7/1/25	20,000	22,081
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/21	4,370	4,556
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/23	2,345	2,669
New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/24	3,470	3,595
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/27	5,060	5,711
New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/27	3,345	3,462
New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/28	6,150	6,365
New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/29	5,315	5,500
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/30	16,230	16,859
New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/30	1,835	1,899

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	5,040	6,443
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	15,655	19,906
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	4,375	5,726
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	8,000	10,149
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	7,170	9,360
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	9,500	12,014
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	5,420	7,051
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	9,500	11,976
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	6,845	8,872
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	4,745	5,966
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	9,960	12,872
New York State Environmental Facilities Corp. Water Revenue, Prere.	5.000%	5/15/21	5	5
New York State Environmental Facilities Corp. Water Revenue, Prere.	5.000%	5/15/21	5	5
New York State Environmental Facilities Corp. Water Revenue, Prere.	5.000%	5/15/21	5	5
New York State Environmental Facilities Corp. Water Revenue, Prere.	5.000%	5/15/21	5	5
New York State Environmental Facilities Corp. Water Revenue, Prere.	5.000%	5/15/21	10	10
New York State Environmental Facilities Corp. Water Revenue, Prere.	5.000%	5/15/21	5	5
New York State Environmental Facilities Corp. Water Revenue, Prere.	5.000%	5/15/21	5	5
New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.140%	8/5/20	58,545	58,545
New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.160%	8/5/20	44,000	44,000
New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.160%	8/5/20	29,200	29,200
New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/27	18,600	19,149
New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/28	13,505	13,900
New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/30	22,175	22,809
New York State Thruway Authority Highway Revenue	5.000%	1/1/26	2,045	2,488
New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,500	1,770
New York State Thruway Authority Highway Revenue	5.000%	1/1/30	735	863
New York State Thruway Authority Highway Revenue	5.000%	1/1/30	600	797
New York State Thruway Authority Highway Revenue	5.000%	1/1/33	125	157
New York State Thruway Authority Highway Revenue	5.000%	1/1/34	4,100	4,849

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,350	3,954
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	4,025	4,738
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	24,000	30,980
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,000	4,647
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,625	1,895
[7]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/21	10,000	10,327
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	6,165	6,637
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	18,745	20,181
[7]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/22	21,000	22,778
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	11,290	12,680
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	35,535	41,505
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	52,210	60,814
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	2,500	3,027
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	22,505	28,034
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	5,000	5,598
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	30,000	34,885
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	18,425	22,567
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	12,000	12,337
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,055	3,806
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	3,125	3,819
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	6,025	7,436
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	24,145	29,784
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	21,265	27,815
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	10,000	11,153
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	12,550	13,998
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	14,910	15,311
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	13,000	17,738
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	16,000	17,814
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	30,000	36,372
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	6,000	7,342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	10,000	10,267
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	28,030	31,209
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	30,890	34,282
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	28,000	31,075
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	30,025	36,101
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	28,920	35,790
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	7,620	9,141
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	44,080	54,381
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	4,120	4,986
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	46,400	57,059
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/38	7,000	9,096
[5,13]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.240%	8/6/20	23,000	23,000
	Port Authority of New York & New Jersey Industrial Revenue	6.500%	12/1/28	22,000	22,168
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/27	1,250	1,444
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	27,185	32,349
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/32	3,605	4,533
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	16,100	20,988
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	1,000	1,147
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	4,065	5,178
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	11,815	15,402
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/33	4,300	5,625
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	8,545	11,093
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,055	5,153
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,855	6,303
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/34	2,870	3,738
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/34	4,805	5,988
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	2,055	2,659
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	5,025	6,357
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	7,065	8,333
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/35	3,010	3,907

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	8,710	11,224
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	4,500	5,672
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/36	5,000	6,464
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,000	6,281
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	6,020	7,706
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	3,700	4,720
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/24	16,300	19,639
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/28	6,000	7,085
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	4.000%	10/15/32	2,905	3,221
[3]	Suffolk County NY GO	5.000%	5/15/21	9,280	9,609
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	11,000	12,587
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	5,000	5,479
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	8,425	10,594
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	10,190	12,745
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	1,550	1,692
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	28,665	22,193
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	14,855	18,471
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	14,900	18,003
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	3,000	3,712
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	5,235	6,477
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	8,350	10,063
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,045	2,441
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	3,460	4,129
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	6,065	7,287
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,565	3,154
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	11,000	13,526
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	16,745	20,518
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	2,500	3,110
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/30	2,550	2,559
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/30	2,575	3,309
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/31	2,000	2,542

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/32	2,870	3,620
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/33	2,500	3,134
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/35	2,000	2,489
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	1,275	1,570
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	1,155	1,418
Troy Capital Resource Corp. College & University Revenue	5.125%	9/1/40	4,535	4,551
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/25	12,000	14,124
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	6,050	7,287
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	10,430	12,850
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	7,190	8,823
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	8,250	10,074
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	10,000	12,054
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	8,445	10,116
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,000	5,959
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	5,000	5,918
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	33,000	38,018
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	20,875	25,388
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	24,870	30,549
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	38,500	46,689
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	15,010	18,390
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	50,905	61,643
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	30,000	36,276
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,600	2,901
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	2,375	2,639
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	2,965	3,284
Westchester County NY GO	4.000%	7/1/29	5,920	7,292
Westchester County NY GO, ETM	5.000%	7/1/21	240	250
Westchester County NY GO, ETM	5.000%	7/1/21	335	350
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,935	2,021
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	130	132
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, Prere.	6.000%	11/1/20	870	882

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,505	1,768
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,405	5,437
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,000	3,690
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,490	5,500
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,645	5,639
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,740	3,306
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,160	2,587
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,525	2,992
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,685	4,353
				11,362,622
North Carolina (0.7%)
Brunswick NC Enterprise Systems Water Revenue	3.000%	4/1/36	1,300	1,484
Brunswick NC Enterprise Systems Water Revenue	3.000%	4/1/37	2,250	2,559
Buncombe County NC Appropriations Revenue	5.000%	6/1/30	1,000	1,203
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/28	200	266
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/29	250	341
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/30	250	349
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/31	100	139
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/32	100	138
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/33	100	137
Buncombe County NC Lease (Appropriation) Revenue	4.000%	6/1/34	175	217
Buncombe County NC Lease (Appropriation) Revenue	4.000%	6/1/35	150	185
Buncombe County NC Lease (Appropriation) Revenue	4.000%	6/1/36	150	184
Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/37	300	334
Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/38	310	344
Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/39	435	480
Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/40	485	531
Cabarrus County NC Appropriations Revenue	5.000%	4/1/21	1,330	1,373
Cary NC Combined Utility Systems Water Revenue	5.000%	12/1/30	1,010	1,321
Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/32	1,445	1,762
Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/33	3,090	3,753
Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/34	3,000	3,622

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/35	2,500	3,008
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/27	3,470	4,409
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/28	2,200	2,782
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/29	1,190	1,377
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/29	2,355	2,964
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/30	3,100	3,882
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/31	1,690	2,107
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/32	1,000	1,155
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/33	2,465	2,833
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	2,051
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/36	1,840	2,255
Charlotte NC GO	5.000%	7/1/22	3,305	3,613
Charlotte NC GO	5.000%	7/1/29	2,500	2,948
Charlotte NC GO	5.000%	6/1/31	2,305	3,150
Charlotte NC GO	5.000%	6/1/33	5,940	8,004
Charlotte NC GO	5.000%	6/1/34	2,370	3,181
Charlotte NC GO, Prere.	5.000%	7/1/22	3,355	3,664
Durham Capital Financing Corp. Appropriations Revenue, Prere.	5.000%	6/1/23	3,210	3,647
Forsyth County NC GO	5.000%	4/1/23	1,200	1,355
Guilford County NC GO	5.000%	3/1/22	3,230	3,478
Mecklenburg County NC GO	5.000%	2/1/21	1,435	1,470
Mecklenburg County NC GO	5.000%	12/1/27	2,585	3,313
Mecklenburg County NC GO	5.000%	4/1/29	5,000	6,064
New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	4,000	4,971
New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,500	1,814
New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	1,250	1,507
North Carolina Appropriations Revenue	5.000%	5/1/24	13,295	15,646
North Carolina Appropriations Revenue	5.000%	5/1/25	7,930	9,661
North Carolina Appropriations Revenue	5.000%	5/1/26	7,525	9,459
North Carolina Appropriations Revenue	5.000%	5/1/29	25,165	32,309
North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/26	3,285	4,162
North Carolina Capital Facilities Finance Agency Resource Recovery Revenue	4.375%	10/1/31	4,260	4,282
North Carolina GO	4.000%	5/1/23	39,470	43,660
North Carolina GO	5.000%	6/1/25	10,000	12,277
North Carolina GO	5.000%	6/1/25	5,000	6,138
North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	13,000	15,161
North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	19,100	23,090
North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	5,955	7,140
North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	15,000	17,851

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	8,610	9,014
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	9,155	9,948
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,825	1,960
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,035	1,108
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	175	189
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	4,000	4,323
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,215	2,757
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	795	860
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,275	1,495
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,695	3,423
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	565	615
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,020	2,362
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	635	681
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,770
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	655	711
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,650	5,012
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,435	2,458
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,445	1,820
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	625	676
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	650	693
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	12,630	13,589
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,175	1,260
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	500	532
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,225	1,273
	North Carolina Miscellaneous Revenue	5.000%	5/1/21	13,495	13,985
	North Carolina State University at Raleigh College & University Revenue, Prere.	5.000%	10/1/23	2,665	3,064
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,815	2,102
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/26	2,015	2,424
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/27	2,775	3,360
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	4,000	4,910
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	3,300	4,076

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	2,600	3,182
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	3,180	4,003
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	7,000	8,772
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	1,000	1,196
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	1,400	1,663
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/34	15,605	19,606
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/35	10,020	12,551
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	22,125	24,566
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/40	3,605	4,339
	Raleigh NC Combined Enterprise System Water Revenue VRDO	0.190%	8/5/20	14,410	14,410
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/33	1,000	1,167
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/34	1,250	1,455
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/35	1,100	1,276
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/34	3,000	3,528
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/36	1,385	1,618
	Wake County NC Appropriations Revenue	5.000%	9/1/25	3,980	4,903
	Wake County NC GO	5.000%	3/1/21	5,260	5,408
	Wake County NC GO	5.000%	9/1/21	2,400	2,526
	Wake County NC GO	5.000%	3/1/23	2,500	2,813
	Wake County NC GO	5.000%	3/1/23	22,000	24,754
	Wake County NC GO	5.000%	9/1/23	750	862
	Wake County NC GO	5.000%	3/1/24	5,000	5,862
	Wake County NC GO	5.000%	3/1/27	2,525	3,273
					558,743
North Dakota (0.0%)
	Burleigh County ND Health, Hospital, Nursing Home Revenue (St. Alexius Medical Center Project), Prere.	5.000%	7/1/21	1,500	1,561
	Burleigh County ND Health, Hospital, Nursing Home Revenue (St. Alexius Medical Center Project), Prere.	5.000%	7/1/21	1,000	1,040
	Burleigh County ND Health, Hospital, Nursing Home Revenue (St. Alexius Medical Center Project), Prere.	5.000%	7/1/21	1,300	1,352
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,000	3,525
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	5,060	6,069
	North Dakota Public Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	10/1/33	2,500	2,959
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,000	2,374
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,800	2,124
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,800	2,110

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
West Fargo Public School District No. 6 GO	3.000%	8/1/33	3,480	3,844
West Fargo Public School District No. 6 GO	3.000%	8/1/34	3,585	3,951
				30,909
Ohio (3.4%)
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/27	1,340	1,643
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	1,210	1,479
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/29	1,315	1,602
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/31	1,000	1,206
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	9,800	10,407
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/34	3,540	4,223
Akron OH Income Tax Revenue	5.000%	12/1/27	5,830	6,314
Akron OH Income Tax Revenue	4.000%	12/1/28	750	896
Akron OH Income Tax Revenue	4.000%	12/1/29	1,015	1,208
Akron OH Income Tax Revenue	4.000%	12/1/30	890	1,052
Akron OH Income Tax Revenue	4.000%	12/1/31	2,125	2,556
Akron OH Income Tax Revenue	4.000%	12/1/31	490	576
Akron OH Income Tax Revenue	4.000%	12/1/32	1,650	1,973
Akron OH Income Tax Revenue	4.000%	12/1/32	745	869
Akron OH Income Tax Revenue	4.000%	12/1/33	1,170	1,394
Akron OH Income Tax Revenue	4.000%	12/1/33	605	703
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	12,395	15,185
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	11,415	14,299
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,110	7,860
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,670	7,310
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	11,050	14,161
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,105	5,387
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	6,377
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	9,150	12,315
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	18,865	20,076
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	5,750	6,606
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	10,000	11,458
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,600	4,115
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	17,750	20,795
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.250%	9/1/20	30,000	30,114

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/34	4,620	5,780
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/35	3,000	3,742
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/37	4,245	5,261
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/38	2,335	2,886
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/26	8,480	10,488
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/29	3,845	4,974
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/31	9,145	9,749
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/32	13,580	14,468
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project), Prere.	5.000%	2/15/22	2,375	2,547
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project), Prere.	5.250%	2/15/22	6,120	6,587
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	1,875	2,142
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/31	1,565	1,777
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/32	1,850	2,091
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,035	2,435
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,410	2,947
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,800	2,240
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,895	2,349
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,040	1,280
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,105	1,348
Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	2,000	2,283
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,000	6,493
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	7,500	9,939
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,630	7,580
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	4,500	5,998

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	4,500	5,935
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	4,215	5,512
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	250	325
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,500	1,934
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,000	3,524
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,900	2,224
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	3,635	4,242
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	54,765	60,352
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	380	474
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	890	1,100
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	585	720
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,985	3,651
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,025	2,520
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,715	6,828
[7]	Cincinnati City School District GO	5.250%	12/1/20	7,080	7,198
[7]	Cincinnati City School District GO	5.250%	12/1/21	5,710	6,096
[7]	Cincinnati City School District GO	5.250%	12/1/22	10,030	11,205
	Cincinnati OH GO	5.000%	12/1/26	1,270	1,620
	Cincinnati OH GO	5.000%	12/1/27	845	1,108
	Cincinnati OH GO	4.000%	12/1/28	1,060	1,306
	Cincinnati OH GO	4.000%	12/1/31	750	905
	Cincinnati OH GO	4.000%	12/1/32	800	957
	Cincinnati OH GO	4.000%	12/1/33	2,150	2,553
	Cincinnati OH Water System Water Revenue	4.000%	12/1/28	2,000	2,472
	Cincinnati OH Water System Water Revenue	4.000%	12/1/29	1,300	1,600
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/28	800	1,049
	Cleveland Department of Public Utilities Division of Water Revenue, Prere.	5.000%	1/1/22	2,400	2,564
	Cleveland Department of Public Utilities Division of Water Revenue, Prere.	5.000%	1/1/22	2,500	2,671
	Cleveland Department of Public Utilities Division of Water Revenue, Prere.	5.000%	1/1/22	2,250	2,403
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/33	1,395	1,646
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,770	2,068
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	3,605	4,199

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,325	2,693
	Cleveland Municipal School District GO	5.000%	12/1/26	1,660	1,838
	Cleveland Municipal School District GO	5.000%	12/1/27	1,050	1,162
	Cleveland Municipal School District GO	5.000%	12/1/28	3,730	4,207
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/23	1,815	1,989
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	1,155	1,309
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/29	2,000	2,312
	Cleveland OH GO	4.000%	12/1/33	310	389
	Cleveland OH GO	4.000%	12/1/34	2,285	2,854
	Cleveland OH GO	4.000%	12/1/35	1,660	2,055
	Cleveland OH Income Tax Income, Prere.	5.000%	10/1/23	5,035	5,797
	Cleveland OH Income Tax Income, Prere.	5.000%	10/1/23	4,800	5,527
	Cleveland OH Income Tax Income, Prere.	5.000%	10/1/23	10,035	11,554
	Cleveland State University College & University Revenue	5.000%	6/1/29	5,000	5,269
	Cleveland State University College & University Revenue	5.000%	6/1/30	5,225	5,504
	Cleveland State University College & University Revenue	5.000%	6/1/31	8,640	9,091
	Cleveland State University College & University Revenue	5.000%	6/1/32	9,060	9,520
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/31	3,175	3,423
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/32	3,340	3,588
[3]	Columbus City School District GO	0.000%	12/1/27	14,060	13,044
[3]	Columbus City School District GO	0.000%	12/1/29	11,170	9,942
	Columbus City School District GO	5.000%	12/1/30	5,110	6,346
	Columbus Metropolitan Library Special Obligation Revenue, Prere.	5.000%	12/1/20	1,325	1,346
	Columbus OH GO	5.000%	2/15/21	7,220	7,407
	Columbus OH GO	5.000%	2/15/22	3,025	3,250
	Columbus OH GO	4.000%	4/1/23	16,630	18,309
	Columbus OH GO	5.000%	7/1/24	5,790	6,863
	Columbus OH GO	4.000%	8/15/24	3,570	4,100
	Columbus OH GO	5.000%	8/15/24	10,325	12,294
	Columbus OH GO	5.000%	7/1/25	1,285	1,574
	Columbus OH GO	4.000%	4/1/26	16,170	19,374
	Columbus OH GO	4.000%	8/15/27	7,500	8,773
	Columbus OH GO	5.000%	4/1/39	7,950	10,394
	Columbus OH GO	5.000%	4/1/40	5,050	6,586
	Columbus OH Sewerage Revenue	5.000%	6/1/29	12,020	15,060
	Columbus OH Sewerage Revenue	5.000%	6/1/30	10,310	12,891
	Columbus OH Sewerage Revenue	5.000%	6/1/32	3,420	4,267
	Cuyahoga Community College District GO	4.000%	12/1/31	2,000	2,319
	Cuyahoga Community College District GO	4.000%	12/1/33	1,325	1,524
	Cuyahoga County OH GO	3.000%	12/1/31	2,500	2,793
	Cuyahoga County OH GO	3.000%	12/1/32	2,000	2,221
	Cuyahoga County OH GO	3.000%	12/1/33	4,330	4,771
	Cuyahoga County OH GO	3.000%	12/1/34	3,310	3,637
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,000	3,466
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,845	3,330
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	1,000	1,099

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	7,145	8,276
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	5,385	6,181
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	16,500	18,639
Cuyahoga County OH Miscellaneous Revenue	5.000%	12/1/20	7,000	7,107
Cuyahoga County OH Miscellaneous Revenue	5.000%	12/1/21	7,300	7,411
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26	1,500	1,787
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/28	2,000	2,368
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/29	3,750	4,434
Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	1,500	1,734
Dayton City School District GO	5.000%	11/1/21	9,210	9,744
Dayton City School District GO	5.000%	11/1/22	5,500	6,079
Dublin City School District GO	4.000%	12/1/31	4,250	5,359
Fairfield County OH Health, Hospital, Nursing Home Revenue	5.125%	6/15/33	11,000	11,765
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/25	315	323
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/27	625	641
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/28	835	852
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/31	800	788
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/32	665	648
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/34	1,000	964
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/36	1,360	1,314
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/37	640	619
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/38	1,635	1,581
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/20	6,000	6,088
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	7,000	8,170
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/29	5,050	5,879
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/30	8,640	10,028
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/31	10,000	11,569
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/32	10,000	11,529
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/33	10,000	11,501
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,135	1,449
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,645	3,350
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	1,775	2,224
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,160	1,513
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,535	1,993

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,294
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,289
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,926
Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.150%	8/6/20	17,855	17,855
Franklin County OH Sales Tax Revenue	5.000%	6/1/26	1,235	1,560
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,500	2,889
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,000	6,369
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/30	795	1,031
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/31	870	1,122
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/32	945	1,210
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	8,115	10,021
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/33	945	1,203
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	11,540	14,221
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,000	1,308
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/34	1,050	1,333
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,965	17,152
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/35	1,100	1,390
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	12,955	15,861
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/36	2,345	2,951
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/37	1,495	1,876
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/38	2,620	3,277
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/39	1,375	1,715
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/40	1,100	1,359
Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/41	12,000	18,356
Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/25	1,125	1,202
Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/26	700	757
Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	4.000%	1/1/27	1,225	1,259
Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/31	1,500	1,597

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,635	1,751
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/36	1,325	1,389
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.160%	8/6/20	26,540	26,540
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/23	3,375	3,868
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/24	3,410	4,039
[1,6]	Hillsdale Local School District COP	4.000%	12/1/28	3,505	4,290
[1,6]	Hillsdale Local School District COP	4.000%	12/1/29	3,455	4,284
[1,6]	Hillsdale Local School District COP	4.000%	12/1/31	3,310	4,087
[1,6]	Hillsdale Local School District COP	4.000%	12/1/33	3,040	3,685
[1,6]	Hillsdale Local School District COP	4.000%	12/1/35	1,175	1,412
	JobsOhio Beverage System Miscellaneous Revenue, Prere.	5.000%	1/1/23	20,970	23,403
	Kent State University College & University Revenue, Prere.	5.000%	5/1/22	1,000	1,084
	Kent State University College & University Revenue, Prere.	5.000%	5/1/22	1,750	1,898
	Kent State University College & University Revenue, Prere.	5.000%	5/1/22	4,000	4,337
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,675	3,177
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,170	1,383
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	2,255	2,649
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,745	2,044
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	18,420	21,674
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	7,675	7,976
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	790	1,013
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,170	1,493
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,500	1,878
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,500	1,871
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,320	1,641
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	3,500	4,338
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,905	3,592
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,750	2,158
	Miami University OH College & University Revenue	5.000%	9/1/31	2,000	2,100
	Miami Valley Career Technology Center GO	5.000%	12/1/31	1,700	2,209
	Miami Valley Career Technology Center GO	5.000%	12/1/32	750	969
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	5,500	6,736
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	10,175	12,670
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	10,680	13,263

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	8,500	10,491
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	11,600	14,220
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	6,290	7,673
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	5,000	6,067
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	12,295	14,868
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	5,285	5,305
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	15,300	18,375
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	7,500	8,192
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	6,470	7,048
[4]	Montgomery County OH Health, Hospital, Nursing Home Revenue VRDO	0.140%	8/3/20	25,100	25,100
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/33	8,350	9,541
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/34	5,000	5,695
	Ohio GO	5.000%	9/15/22	4,090	4,510
	Ohio GO	5.000%	2/1/24	4,685	5,473
	Ohio GO	5.000%	5/1/24	5,915	6,983
	Ohio GO	5.000%	5/1/24	11,385	13,431
	Ohio GO	5.000%	6/15/24	9,900	11,735
	Ohio GO	5.000%	8/1/24	4,180	4,979
	Ohio GO	5.000%	9/15/24	12,250	14,658
	Ohio GO	5.000%	2/1/25	7,080	8,588
	Ohio GO	5.000%	5/1/25	19,650	24,075
	Ohio GO	5.000%	5/1/25	9,340	11,429
	Ohio GO	5.000%	11/1/25	7,825	9,749
	Ohio GO	5.000%	2/1/26	12,660	15,875
	Ohio GO	5.000%	8/1/26	25,360	32,282
	Ohio GO	5.000%	9/1/26	10,000	12,762
	Ohio GO	5.000%	11/1/26	7,080	9,082
	Ohio GO	4.000%	2/1/27	8,220	8,793
	Ohio GO	5.000%	2/1/27	11,595	14,460
	Ohio GO	5.000%	5/1/27	5,085	6,389
	Ohio GO	5.000%	6/15/27	3,000	3,356
	Ohio GO	5.000%	9/15/27	2,410	3,162
	Ohio GO	5.000%	11/1/27	6,635	8,738
	Ohio GO	5.000%	3/15/29	3,805	4,423
	Ohio GO	5.000%	3/1/31	7,840	9,964
	Ohio GO	5.000%	5/1/31	1,335	1,604
	Ohio GO	5.000%	6/15/31	5,790	7,855
	Ohio GO	5.000%	9/1/31	9,370	10,873
	Ohio GO	5.000%	3/1/32	8,230	10,408
	Ohio GO	5.000%	5/1/32	15,080	19,151
	Ohio GO	5.000%	9/1/32	9,850	11,430
	Ohio GO	5.000%	11/1/32	3,500	4,179
	Ohio GO	5.000%	3/1/33	8,645	10,879
	Ohio GO	5.000%	5/1/33	3,000	3,900
	Ohio GO	5.000%	5/1/33	8,075	9,624
	Ohio GO	5.000%	6/15/33	16,465	20,128
	Ohio GO	5.000%	9/1/33	10,355	12,016

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio GO	5.000%	3/1/34	9,075	11,387
Ohio GO	5.000%	5/1/34	3,250	4,204
Ohio GO	5.000%	9/1/34	10,885	12,622
Ohio GO	5.000%	3/1/35	8,530	10,675
Ohio GO	5.000%	5/1/35	9,500	11,955
Ohio GO	5.000%	6/15/35	19,795	24,066
Ohio GO	5.000%	9/1/35	11,445	13,259
Ohio GO	5.000%	3/1/36	10,005	12,496
Ohio GO	5.000%	3/15/36	5,000	5,785
Ohio GO	5.000%	5/1/36	6,060	7,173
Ohio GO	5.000%	6/15/36	18,000	21,839
Ohio GO	5.000%	3/1/37	10,505	13,085
Ohio GO	5.000%	5/1/37	19,940	24,947
Ohio GO	5.000%	3/1/38	9,030	11,223
Ohio GO, Prere.	5.000%	5/1/22	13,500	14,638
Ohio GO, Prere.	5.000%	5/1/22	10,220	11,082
Ohio GO, Prere.	5.000%	6/15/22	2,000	2,180
Ohio GO, Prere.	5.000%	6/15/22	20,490	22,339
Ohio Government Fund/Grant Revenue	5.000%	12/15/22	5,330	5,928
Ohio Government Fund/Grant Revenue	5.000%	12/15/23	3,275	3,557
Ohio Government Fund/Grant Revenue	5.000%	12/15/23	4,165	4,818
Ohio Government Fund/Grant Revenue	5.000%	12/15/25	9,050	11,167
Ohio Government Fund/Grant Revenue	5.000%	12/15/26	22,350	28,293
Ohio Government Fund/Grant Revenue	5.000%	12/15/27	9,150	11,826
Ohio Government Fund/Grant Revenue	5.000%	12/15/28	23,250	28,919
Ohio Government Fund/Grant Revenue	5.000%	12/15/29	15,825	19,612
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,200	2,811
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,500	1,907
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,615	3,289
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	7,825	9,154
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,000	3,487
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	3,460	4,061
Ohio Health, Hospital, Nursing Home Revenue VRDO VRDP	0.600%	8/3/20	10,500	10,500
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/34	1,505	1,880
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/37	1,730	2,139
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	4,500	4,757
Ohio Lease (Appropriation) Revenue	5.000%	4/1/21	4,440	4,581
Ohio Lease (Appropriation) Revenue	4.000%	2/1/22	5,670	5,993
Ohio Lease (Appropriation) Revenue	4.000%	10/1/22	1,000	1,081
Ohio Lease (Appropriation) Revenue	4.000%	10/1/22	1,805	1,951
Ohio Lease (Appropriation) Revenue	4.000%	10/1/22	2,250	2,432
Ohio Lease (Appropriation) Revenue	5.000%	2/1/23	2,075	2,318
Ohio Lease (Appropriation) Revenue	5.000%	2/1/23	5,375	6,003
Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	1,000	1,148
Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	3,505	4,022
Ohio Lease (Appropriation) Revenue	5.000%	4/1/25	1,020	1,231
Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	1,475	1,857
Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	2,570	3,235
Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	3,150	3,772
Ohio Lease (Appropriation) Revenue	5.000%	10/1/27	2,540	3,265
Ohio Lease (Appropriation) Revenue	5.000%	2/1/28	3,310	3,953
Ohio Lease (Appropriation) Revenue	5.000%	10/1/28	1,025	1,317
Ohio Lease (Appropriation) Revenue	5.000%	2/1/29	3,475	4,138

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Lease (Appropriation) Revenue	5.000%	10/1/29	1,190	1,524
Ohio Lease (Appropriation) Revenue	5.000%	4/1/31	2,450	3,149
Ohio Lease (Appropriation) Revenue	5.000%	10/1/31	2,400	3,351
Ohio Lease (Appropriation) Revenue	5.000%	4/1/32	2,200	2,812
Ohio Lease (Appropriation) Revenue	5.000%	10/1/32	1,620	2,043
Ohio Lease (Appropriation) Revenue	5.000%	10/1/32	4,410	6,249
Ohio Lease (Appropriation) Revenue	5.000%	4/1/33	1,610	2,046
Ohio Lease (Appropriation) Revenue	5.000%	10/1/35	1,450	1,810
Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/36	5,980	7,636
Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/37	5,000	6,367
Ohio Special Obligation Revenue	5.000%	4/1/37	3,020	3,705
Ohio Special Obligation Revenue	5.000%	10/1/37	5,080	6,446
Ohio State Building Authority Lease (Appropriation) Revenue, Prere.	5.125%	4/1/21	1,475	1,523
Ohio State University College & University Revenue	5.000%	12/1/20	3,535	3,548
Ohio State University College & University Revenue VRDO	0.140%	8/5/20	390	390
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	2,000	2,212
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/29	3,000	3,331
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	16,510	19,337
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/33	13,980	16,282
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/35	10,000	12,393
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	3,905	2,820
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/36	17,060	21,069
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	3,540	2,476
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/37	7,385	9,093
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	9,975	6,366
Ohio Water Development Authority Lease Revenue	5.250%	12/1/20	2,785	2,832
Ohio Water Development Authority Lease Revenue	5.000%	6/1/25	10,000	12,245
Ohio Water Development Authority Lease Revenue	5.000%	12/1/25	10,000	12,444
Ohio Water Development Authority Lease Revenue	5.000%	12/1/26	4,500	5,764
Ohio Water Development Authority Lease Revenue	5.000%	6/1/30	1,100	1,543
Ohio Water Development Authority Lease Revenue	5.000%	12/1/30	1,220	1,730
Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	9,250	12,367
Ohio Water Development Authority Lease Revenue	5.000%	12/1/38	13,500	17,996
Ohio Water Development Authority Lease Revenue	5.000%	12/1/39	6,000	7,977
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	13,945	18,702

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/37	17,685	23,643
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/23	5,875	6,822
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	3,475	4,110
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	10,525	13,482
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	10,010	12,985
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	16,000	20,742
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	23,040	29,878
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	24,680	31,951
Ohio Water Development Authority Water Revenue	5.000%	12/1/27	6,135	8,074
Penta Career Center COP	5.250%	4/1/23	2,480	2,675
Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	5,000	6,181
University of Akron College & University Revenue	5.000%	1/1/31	2,175	2,440
University of Cincinnati College & University Revenue	5.000%	6/1/22	2,605	2,821
University of Cincinnati College & University Revenue	5.000%	6/1/28	1,000	1,314
University of Cincinnati College & University Revenue	5.000%	6/1/29	920	1,239
University of Cincinnati College & University Revenue	5.000%	6/1/31	685	921
University of Cincinnati College & University Revenue	4.000%	6/1/34	2,215	2,698
University of Cincinnati College & University Revenue	4.000%	6/1/35	1,250	1,514
University of Cincinnati College & University Revenue	4.000%	6/1/37	1,680	2,019
University of Cincinnati College & University Revenue	4.000%	6/1/38	2,000	2,396
University of Cincinnati College & University Revenue, Prere.	5.000%	6/1/22	6,385	6,949
University of Cincinnati College & University Revenue, Prere.	5.000%	6/1/22	1,000	1,088
Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,215	1,348
				2,613,499
Oklahoma (0.4%)
Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/26	785	940
Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/27	1,510	1,847
Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/28	1,750	2,138
Edmond Public Works Authority Sales Tax Revenue	5.000%	7/1/29	1,185	1,524
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	7,680	9,686
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/20	835	837
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	880	915

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	925	995
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	970	1,078
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	5,000	5,722
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,020	1,167
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,525	4,138
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,075	1,262
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,325	6,388
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,130	1,356
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,100	2,513
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,185	1,451
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,540	4,222
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,310	1,590
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,380	1,667
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,450	1,743
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/23	2,585	2,941
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/24	1,500	1,765
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/25	3,030	3,549
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/26	13,505	15,753
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/27	3,060	3,558
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/28	2,020	2,345
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/29	2,500	2,899
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/30	2,500	2,894
Oklahoma Capitol Improvement Authority Lease Revenue (Oklahoma Department of Corrections Project)	4.000%	7/1/38	20,400	23,896
Oklahoma City OK GO	3.000%	3/1/23	3,985	4,272
Oklahoma City OK GO	4.000%	3/1/30	1,900	2,291
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/23	1,665	1,899
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/29	3,600	4,529
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/31	4,255	4,810
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/32	5,000	5,645
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/32	1,850	2,307
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/33	2,500	3,104

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/34	4,385	5,434
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,010	2,397
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,795	2,130
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,810	2,140
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,030	3,574
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	3,105	3,653
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	1,270	1,498
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,075	2,493
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/29	1,900	2,316
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/33	4,535	5,410
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/38	15,585	18,315
Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/29	410	501
Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/32	3,770	4,439
Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/33	6,055	7,110
Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/33	1,500	1,806
Oklahoma State University College & University Revenue	5.000%	9/1/28	2,500	3,318
Oklahoma State University College & University Revenue	5.000%	9/1/29	3,500	4,739
Oklahoma State University College & University Revenue	5.000%	9/1/30	1,500	2,074
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/26	9,215	11,447
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	10,135	12,955
Oklahoma Turnpike Authority Highway Revenue	3.000%	1/1/34	3,500	3,792
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/34	2,500	3,105
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/35	3,565	4,414
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/38	2,455	2,840
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/39	3,350	3,866
Oklahoma Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/21	1,160	1,183
Oklahoma Water Resources Board Water Revenue	5.000%	10/1/36	1,000	1,231
Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/25	1,000	1,075

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/26	350	379
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/24	3,770	4,473
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/25	6,450	7,920
	Tulsa Public Facilities Authority Sales Tax Revenue	3.000%	6/1/28	1,000	1,086
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/28	10,805	12,722
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/29	11,370	13,313
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/31	1,000	1,158
	University of Oklahoma College & University Revenue	5.000%	7/1/29	1,895	1,965
	University of Oklahoma College & University Revenue	5.000%	7/1/30	2,230	2,311
	University of Oklahoma College & University Revenue	5.000%	7/1/31	2,000	2,072
	University of Oklahoma College & University Revenue	5.000%	7/1/32	680	704
					308,994
Oregon (0.9%)
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/36	1,250	881
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/37	1,375	936
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/38	1,900	1,248
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	11,905	15,065
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/37	16,370	20,485
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/28	3,500	4,544
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/29	3,000	3,881
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/30	2,245	2,892
[6]	Clackamas County School District No. 86 Canby GO	4.000%	6/15/25	100	117
[6]	Clackamas County School District No. 86 Canby GO	4.000%	6/15/32	300	381
[6]	Clackamas County School District No. 86 Canby GO	4.000%	6/15/33	400	504
[6]	Clackamas County School District No. 86 Canby GO	4.000%	6/15/34	550	691
[6]	Clackamas County School District No. 86 Canby GO	4.000%	6/15/35	580	725
	Deschutes County Administrative School District No. 1 Bend-La Pine GO	3.000%	6/15/34	2,640	2,949
	Forest Grove OR College & University Revenue	5.000%	5/1/30	550	615
	Forest Grove OR College & University Revenue	5.000%	5/1/36	2,500	2,742
	Lane County School District No. 4J Eugene GO	3.000%	6/15/29	1,515	1,699
	Marion County OR School District No. 103 Woodburn GO	5.000%	6/15/30	2,000	2,409

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/28	600	777
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/29	600	789
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/30	600	805
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/31	1,000	1,332
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/32	650	861
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/33	800	1,051
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	1,250	1,634
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/36	1,500	1,940
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/37	1,600	2,062
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/38	2,200	2,827
[3]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	7,500	8,895
	Metro OR GO	5.000%	6/1/26	1,640	2,070
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/26	2,015	2,538
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/21	36,255	37,776
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/27	8,000	10,401
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/29	9,480	11,511
	Oregon (Article XI-Q State Project) GO	5.000%	5/1/27	1,875	2,437
	Oregon (Article XI-Q State Project) GO	5.000%	5/1/32	3,370	4,285
	Oregon (Article XI-Q State Project) GO	5.000%	5/1/33	3,095	3,916
	Oregon (Article XI-Q State Project) GO	5.000%	5/1/34	2,675	3,376
	Oregon (Article XI-Q State Project) GO	5.000%	5/1/35	2,750	3,461
	Oregon (Article XI-Q State Project) GO	5.000%	5/1/37	4,360	5,455
	Oregon City School District No. 62 GO	5.000%	6/15/38	2,635	3,369
	Oregon Department of Administrative Services COP	5.000%	11/1/20	50	50
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	3,115	3,735
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/26	9,100	11,622
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/27	2,020	2,404
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/28	5,500	6,530
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/29	9,500	11,244

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/30	2,500	2,949
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/30	3,000	3,538
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/37	17,810	23,657
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/38	15,070	19,960
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/39	18,000	23,777
Oregon GO	5.000%	8/1/22	2,000	2,195
Oregon GO	5.000%	8/1/23	2,100	2,407
Oregon GO	5.000%	8/1/24	2,200	2,626
Oregon GO	5.000%	12/1/30	2,000	2,533
Oregon GO, Prere.	5.000%	5/1/21	1,570	1,627
Oregon GO, Prere.	5.000%	5/1/21	2,415	2,502
Oregon GO, Prere.	5.000%	5/1/21	5,165	5,352
Oregon GO, Prere.	5.000%	5/1/21	3,370	3,492
Oregon GO, Prere.	5.000%	5/1/21	1,490	1,544
Oregon GO, Prere.	5.000%	5/1/21	2,460	2,549
Oregon GO, Prere.	5.000%	5/1/21	2,890	2,995
Oregon GO, Prere.	5.000%	5/1/21	1,760	1,824
Oregon GO, Prere.	5.000%	5/1/23	2,915	3,296
Oregon GO, Prere.	5.000%	5/1/23	2,060	2,329
Oregon GO, Prere.	5.000%	11/1/23	1,440	1,661
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/27	595	689
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/29	750	862
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/30	700	802
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/31	700	800
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,138
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/33	1,100	1,247
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/34	1,280	1,449
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/35	1,200	1,355
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	5/1/21	7,705	7,957
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	150	187
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	300	380
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	300	383
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	275	343
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/32	4,000	4,744
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/33	4,000	4,725
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/22	1,000	1,093

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/23	1,250	1,414
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/26	1,810	2,061
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/27	2,025	2,300
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/28	2,500	2,834
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/29	1,420	1,606
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/26	1,080	1,301
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/27	2,725	3,279
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/28	3,965	4,758
Oregon State Lottery Revenue	5.000%	4/1/23	1,430	1,612
Oregon State Lottery Revenue	5.000%	4/1/23	6,355	7,165
Oregon State Lottery Revenue	5.000%	4/1/23	3,550	4,003
Oregon State Lottery Revenue	5.000%	4/1/23	2,110	2,379
Oregon State Lottery Revenue	5.000%	4/1/24	7,065	8,280
Oregon State Lottery Revenue	5.000%	4/1/25	2,130	2,493
Oregon State Lottery Revenue	5.000%	4/1/25	8,015	9,380
Oregon State Lottery Revenue	5.000%	4/1/25	5,440	6,609
Oregon State Lottery Revenue	5.000%	4/1/26	2,275	2,757
Oregon State Lottery Revenue	5.000%	4/1/26	2,445	2,963
Oregon State Lottery Revenue	5.000%	4/1/29	8,000	9,657
Oregon State Lottery Revenue	5.000%	4/1/30	4,705	6,009
Oregon State Lottery Revenue	5.000%	4/1/30	8,850	11,303
Oregon State Lottery Revenue	5.000%	4/1/30	1,000	1,355
Oregon State Lottery Revenue	5.000%	4/1/31	11,010	12,310
Oregon State Lottery Revenue	5.000%	4/1/31	3,530	4,488
Oregon State Lottery Revenue	5.000%	4/1/31	1,015	1,368
Oregon State Lottery Revenue	5.000%	4/1/32	5,560	6,209
Oregon State Lottery Revenue	5.000%	4/1/32	4,475	5,991
Oregon State Lottery Revenue	5.000%	4/1/33	5,545	6,186
Oregon State Lottery Revenue	5.000%	4/1/33	4,000	5,036
Oregon State Lottery Revenue	5.000%	4/1/33	3,940	5,243
Oregon State Lottery Revenue	5.000%	4/1/34	2,595	3,258
Oregon State Lottery Revenue	5.000%	4/1/34	2,125	2,818
Oregon State Lottery Revenue	5.000%	4/1/35	4,000	5,008
Oregon State Lottery Revenue	5.000%	4/1/36	1,670	2,084
Oregon State Lottery Revenue	5.000%	4/1/36	2,000	2,632
Oregon State Lottery Revenue	5.000%	4/1/38	3,215	4,205
Oregon State Lottery Revenue, Prere.	5.250%	4/1/21	5,340	5,517
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/26	1,165	1,470
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/27	1,920	2,483
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/32	1,610	2,025

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/33	2,310	2,899
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/34	2,500	3,129
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/35	3,680	4,149
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/37	2,160	2,734
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/38	1,025	1,291
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,720	2,046
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,020	1,209
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,190	1,399
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,508
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/38	10,560	12,234
	Portland Community College District GO	5.000%	6/15/25	1,530	1,876
	Portland Community College District GO	5.000%	6/15/26	1,150	1,451
	Portland OR (Portland Building Project) GO	5.000%	6/15/35	6,160	7,986
	Portland OR (Portland Building Project) GO	5.000%	6/15/36	5,950	7,676
	Portland OR (Portland Building Project) GO	5.000%	6/15/37	6,005	7,724
	Portland OR (Portland Building Project) GO	5.000%	6/15/39	5,045	6,457
	Salem-Keizer School District No. 24J GO	5.000%	6/15/36	15,325	19,796
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	12,500	16,101
	Salem-Keizer School District No. 24J GO	5.000%	6/15/38	10,000	12,847
[9]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/2021	0.000%	6/15/28	735	934
[9]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/2021	0.000%	6/15/29	800	1,043
[9]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/2021	0.000%	6/15/30	925	1,233
[9]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/2021	0.000%	6/15/31	2,500	3,310
[9]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/2021	0.000%	6/15/32	2,700	3,548
[9]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/2021	0.000%	6/15/33	2,200	2,860
[9]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/2021	0.000%	6/15/34	3,000	3,887
[9]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/2021	0.000%	6/15/35	2,425	3,128
	Seaside School District No. 10 GO	5.000%	6/15/29	1,425	1,838
	Seaside School District No. 10 GO	5.000%	6/15/32	2,015	2,562
	Seaside School District No. 10 GO	5.000%	6/15/34	2,475	3,125
	Seaside School District No. 10 GO	5.000%	6/15/35	2,000	2,517
	Seaside School District No. 10 GO	5.000%	6/15/36	2,500	3,136
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/31	5,460	7,001
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/32	4,115	5,248
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/25	1,865	2,284
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/35	10,000	12,624

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	12,120	15,251
				718,774
Pennsylvania (5.0%)
Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.500%	3/1/21	1,290	1,330
Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.500%	3/1/21	2,720	2,803
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	8,605	10,462
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	15,000	18,656
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	14,500	18,155
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	8,040	10,220
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	14,025	17,946
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	8,500	10,631
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	7,000	8,704
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	10,000	12,357
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,000	7,737
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	11,000	13,515
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	7,000	8,964
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	11,000	13,443
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	4,800	6,111
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	8,475	10,325
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	5,250	6,667
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	6,000	7,287
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	6,790	7,949

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	4,750	5,748
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	7,863
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	6,500	7,268
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue FR, 67% of 3M USD LIBOR + 0.720%	1.180%	2/1/21	3,030	3,025
	Allegheny County PA GO	5.000%	11/1/25	7,625	9,419
	Allegheny County PA GO	5.000%	11/1/29	12,065	15,264
[4,5]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	0.190%	8/3/20	6,000	6,000
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/23	3,725	4,283
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/24	2,530	3,014
[1]	Allentown City School District GO	5.000%	2/1/29	3,150	4,126
[1]	Allentown City School District GO	5.000%	2/1/30	4,275	5,645
[1]	Allentown City School District GO	5.000%	2/1/33	5,000	6,471
[1]	Allentown City School District GO	5.000%	6/1/33	1,545	1,869
[1]	Allentown City School District GO	5.000%	6/1/34	2,000	2,413
[1]	Allentown City School District GO	4.000%	2/1/35	2,500	2,950
[1]	Allentown City School District GO	5.000%	2/1/37	2,550	3,256
[1]	Allentown City School District GO	5.000%	6/1/37	1,500	1,801
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/24	2,795	2,967
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	2,500	2,649
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	2,000	2,117
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/28	2,310	2,440
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/29	3,740	3,945
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/31	3,000	3,155
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/32	2,575	2,704
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	1,200	1,256
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	5,500	6,131
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	2,500	2,768
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	2,500	2,622
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	3,000	3,125
[1]	Armstrong School District GO	5.000%	3/15/28	1,120	1,446
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/26	1,470	1,641

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/27	2,115	2,385
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/28	2,570	2,893
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/30	3,065	3,429
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/31	5,560	5,797
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/32	1,825	1,889
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/34	2,735	3,009
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/36	1,815	1,989
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/37	2,500	2,734
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/28	1,300	1,470
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/29	750	856
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/30	800	920
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project) PUT	5.000%	2/1/27	6,000	6,710
[3]	Bermudian Springs School District GO	5.000%	5/1/29	1,530	1,931
[3]	Bermudian Springs School District GO	5.000%	5/1/31	1,955	2,475
[3]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/25	1,195	1,474
[3]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/26	1,000	1,270
[3]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/27	570	743
[3]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/29	1,000	1,300
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/31	1,825	2,193
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/32	1,915	2,297
	Capital Region Water Water Water Revenue	5.000%	7/15/26	1,000	1,232
	Capital Region Water Water Water Revenue	5.000%	7/15/27	1,075	1,357
	Capital Region Water Water Water Revenue	5.000%	7/15/28	1,500	1,942
[6]	Centennial School District Bucks County GO	5.000%	12/15/30	1,530	2,034
[6]	Centennial School District Bucks County GO	5.000%	12/15/32	1,235	1,633
[6]	Centennial School District Bucks County GO	5.000%	12/15/36	1,500	1,928
[6]	Centennial School District Bucks County GO	5.000%	12/15/37	1,555	1,985
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	12/1/21	12,500	13,359
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,350	1,693
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,100	2,602
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/29	1,465	1,469
[3]	Coatesville School District GO	5.000%	8/1/24	5,385	6,309
[3]	Coatesville School District GO	5.000%	8/1/25	4,045	4,892

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Coatesville School District GO	0.000%	10/1/34	1,530	918
[1]	Coatesville School District GO	0.000%	10/1/36	4,000	2,188
	Colonial School District GO	5.000%	2/15/36	1,000	1,258
	Colonial School District GO	5.000%	2/15/37	1,015	1,272
	Colonial School District GO	5.000%	2/15/38	1,560	1,951
	Colonial School District GO	5.000%	2/15/39	1,350	1,685
	Colorado Springs CO Utilities System Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	2,050	2,396
[3]	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/21	3,940	3,954
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/27	950	1,208
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/28	1,000	1,305
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,000	1,337
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	7,000	7,612
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	875	951
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	5,500	6,580
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	8,500	10,436
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,500	4,399
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	12,235	15,738
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,000	5,122
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	3,000	3,818
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,875	2,332
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,100	5,081
[3]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,000	5,690
	Commonwealth of Pennsylvania GO	5.000%	6/1/21	20,000	20,787
	Commonwealth of Pennsylvania GO	5.000%	7/1/21	32,365	33,768
	Commonwealth of Pennsylvania GO	5.000%	6/1/22	19,450	21,124
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	13,000	14,395
	Commonwealth of Pennsylvania GO	5.000%	8/15/23	43,000	49,029
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	34,200	39,542
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	46,000	54,263
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	24,500	28,988
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	7,055	8,511
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	70,000	85,373
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	35,000	43,265
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	37,910	47,585
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	24,500	30,899
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	29,500	37,980
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	15,375	19,359
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	6,000	7,166
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	35,000	46,178
	Commonwealth of Pennsylvania GO	5.000%	9/15/28	3,160	3,966
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	11,550	12,826
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	54,785	65,661
[3]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	17,000	19,721
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	24,400	27,302

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	19,000	21,965
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	44,000	51,869
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	40,000	48,612
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	43,000	52,079
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,000	5,636
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/35	18,900	22,820
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	14,000	16,642
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	8,000	9,480
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	17,440	20,917
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	4,705	4,997
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	7,500	8,460
	Conestoga Valley School District GO	4.000%	2/1/27	250	301
	Conestoga Valley School District GO	4.000%	2/1/28	535	654
	Conestoga Valley School District GO	4.000%	2/1/30	465	561
	Conestoga Valley School District GO	4.000%	2/1/31	500	597
	Conestoga Valley School District GO	4.000%	2/1/32	325	384
	Conestoga Valley School District GO	3.000%	2/1/35	2,115	2,322
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/29	1,525	1,838
	Dauphin County PA GO	5.000%	11/15/28	1,000	1,319
	Delaware County Authority College & University Revenue	4.000%	12/1/31	1,000	1,140
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/30	2,035	2,609
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	3,500	4,356
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/23	4,850	5,252
[11]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	5,750	7,527
	Easton Area School District GO	4.000%	4/1/30	2,300	2,577
	Easton Area School District GO	5.000%	2/1/31	1,580	2,049
	Exeter Township School District GO	4.000%	5/15/28	4,265	5,183
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,250	6,831
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	2,000	2,347
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	10,000	13,133
[3]	Harrisburg School District GO	5.000%	11/15/26	4,560	5,759
[3]	Harrisburg School District GO	5.000%	11/15/27	1,410	1,830
	Haverford Township School District GO	3.000%	3/1/35	3,925	4,357
	Lackawanna County IDA College & University Revenue	5.000%	11/1/28	800	1,013
	Lackawanna County IDA College & University Revenue	5.000%	11/1/29	450	566
	Lackawanna County IDA College & University Revenue	5.000%	11/1/30	430	538
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	6,730	8,310
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,430	1,755
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,385	1,695
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,000	3,609
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,000	3,602

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.000%	12/15/33	5,750	6,599
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,065	2,636
[3]	Luzerne County IDA Lease Revenue	5.000%	12/15/26	530	643
[3]	Luzerne County IDA Lease Revenue	5.000%	12/15/27	5,490	6,651
[3]	Luzerne County PA GO	5.000%	12/15/25	500	608
[3]	Luzerne County PA GO	5.000%	12/15/25	400	486
[3]	Luzerne County PA GO	5.000%	12/15/26	1,000	1,248
[3]	Luzerne County PA GO	5.000%	12/15/26	500	624
[3]	Luzerne County PA GO	5.000%	12/15/27	500	640
[3]	Luzerne County PA GO	5.000%	12/15/27	500	640
	Lycoming County Authority College & University Revenue	5.000%	10/1/21	1,030	1,081
	Lycoming County Authority College & University Revenue	5.000%	10/1/22	1,025	1,104
	Lycoming County Authority College & University Revenue	5.000%	10/1/24	745	853
	Lycoming County Authority College & University Revenue	5.000%	10/1/25	1,085	1,273
	Lycoming County Authority College & University Revenue	5.000%	10/1/26	675	809
	Middletown Area School District GO, Prere.	5.000%	3/1/22	3,030	3,261
	Middletown Area School District GO, Prere.	5.000%	3/1/22	3,375	3,632
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	7,125	7,684
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,000	5,351
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,050	2,534
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,165	2,744
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,250	2,917
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	4,125	5,308
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	4,000	5,110
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/27	1,750	2,218
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	2,020	2,619
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/29	1,370	1,809
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/30	1,520	1,991

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	4,500	5,846
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	3,995	5,118
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	3,000	3,459
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,296
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,500	1,715
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	7,000	7,605
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	6,000	6,519
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	8,500	9,235
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	8,000	8,462
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/24	4,665	5,030
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/25	7,840	8,588
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/26	7,435	8,213
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/27	3,500	3,852
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,385	1,515
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,455	1,587
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/29	3,850	4,215
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/31	8,350	9,106
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/32	9,055	9,830
[3]	Montour School District GO	5.000%	4/1/32	3,245	3,896
[3]	Moon Area School District GO	4.000%	11/15/30	3,235	3,878
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	5,855	6,084
	Moon IDA Health, Hospital, Nursing Home Revenue	5.750%	7/1/35	6,925	7,127
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,515	1,942
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,145	1,458
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,269

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,262
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,250	1,570
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,420	3,027
	North Allegheny School District GO	4.000%	5/1/34	1,020	1,231
	North Allegheny School District GO	4.000%	5/1/35	1,010	1,214
	North Allegheny School District GO	4.000%	5/1/36	760	910
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,815	3,237
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,025	2,387
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,175	3,805
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	5,205	6,211
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	7,720	9,186
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	8,130	9,635
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,195	1,232
[3]	Octorara Area School District GO	4.000%	4/1/28	1,000	1,233
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue	4.000%	10/1/23	17,500	17,605
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,405	1,552
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	3,050	3,488
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	2,265	2,630
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,412
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	3,035	3,511
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	5,180	6,395
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	4,705	5,424
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,130	5,213
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	3,325	4,230

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	10,015	12,512
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	6,000	6,886
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/29	9,000	10,918
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	3,195	4,145
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	4,000	4,978
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,500	3,305
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,020	2,502
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	12,965	14,803
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,000	2,618
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,060	2,539
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	6,865	7,814
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,265	2,776
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	10,000	11,347
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	10,000	11,064
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,840	2,367
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	5,000	5,726
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	4,000	4,550
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	1,700	1,992
Pennsylvania Higher Education Assistance Agency College & University Revenue, ETM	5.000%	12/15/20	2,560	2,605
Pennsylvania Higher Education Assistance Agency College & University Revenue, Prere.	5.000%	12/15/20	1,830	1,862
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/23	8,220	9,453
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,435	1,502

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/24	7,040	8,395
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	1,670	1,745
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/25	5,070	6,253
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,690	1,762
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/26	4,625	5,672
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/26	9,550	11,712
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	3/1/27	700	757
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	3/1/28	1,650	1,781
[3,6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/28	830	1,073
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,330	1,447
[3,6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,500	1,978
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/29	1,300	1,350
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	3/1/30	500	538
[3,6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/30	2,250	3,028
[3,6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,000	1,334
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	3/1/32	1,000	1,071
[3,6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/32	1,000	1,325
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	8,500	9,658
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	10,000	11,314
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/35	4,500	5,356
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,000	4,250
[3,6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/38	3,000	3,876
[3,6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/39	12,590	16,218
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	3/1/21	2,405	2,472
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	2,065	2,229
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	1,140	1,231
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	1,120	1,209
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	3,085	3,330

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	2,985	3,222
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	3,500	3,778
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/22	1,745	1,897
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,040	2,584
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,510	1,902
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	6,500	7,550
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	5,000	5,788
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,245	1,464
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	7,630	8,803
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,220	2,602
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.180%	8/7/20	6,945	6,945
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/20	1,500	1,511
	Pennsylvania State University College & University Revenue	5.000%	9/1/21	620	652
	Pennsylvania State University College & University Revenue	5.000%	9/1/21	1,400	1,473
	Pennsylvania State University College & University Revenue	4.000%	9/1/27	4,800	5,708
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	5,040	6,315
	Pennsylvania State University College & University Revenue	5.000%	9/1/29	5,025	6,276
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,780	2,214
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,650	2,052
	Pennsylvania State University College & University Revenue	5.000%	9/1/34	5,125	6,463
	Pennsylvania State University College & University Revenue	4.000%	9/1/35	1,650	1,889
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	1,350	1,650
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	4,400	5,530
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/23	3,015	3,392
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/26	1,475	1,794

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,850	2,265
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	1,770	1,934
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	27,855	31,900
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	11,910	14,032
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	37,930	44,687
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	2,070	2,431
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	3,040	3,709
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	10,250	12,254
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,485	42,831
[3]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,000	42,707
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	3,395	4,083
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	2,320	2,768
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	3,865	4,798
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,275	6,355
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	1,270	1,563
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,085	6,259
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,230	1,531
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	5,240	6,667
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	5,140	6,168
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,775	2,174
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	9,365	11,469
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	3,500	4,242
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,465	1,815
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,000	1,255
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,000	1,169
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	3,030	3,581
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	7,635	9,135
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,340	1,653
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,330	1,662
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	2,000	2,333

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/30	5,165	6,157
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,810	3,451
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,820	3,507
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	4,000	4,641
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	7,110	8,442
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	5,570	7,001
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	3,095	3,829
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	25,500	29,490
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	3,785	4,377
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	2,000	2,585
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	14,615	17,273
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	3,125	3,763
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	17,500	21,073
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	31,235	35,997
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	3,250	3,746
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	3,250	4,114
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	2,000	2,567
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	9,950	11,711
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	4,500	5,561
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	7,250	9,026
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,420	2,973
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	4,940	5,604
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	23,000	26,442
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	5,525	6,960
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,500	1,916
[3]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	8,160	10,164
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,600	3,192
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,770	3,137
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	4,025	4,672
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,600	2,038

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	22,500	26,358
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,215	2,736
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,000	4,630
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	30,420	36,004
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/36	25,790	30,128
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	3,970	4,886
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	4,000	4,620
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	15,075	18,782
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,295	7,727
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	12,640	15,699
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,375	7,626
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,780	2,017
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,000	2,515
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	3,250	4,158
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	5,000	6,272
[2]	Pennsylvania Turnpike Commission Highway Revenue FR, SIFMA Municipal Swap Index Yield + 0.980%	1.140%	12/1/21	37,500	37,604
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/20	1,250	1,270
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/20	1,500	1,524
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/20	1,335	1,356
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/20	1,035	1,051
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/20	1,500	1,524
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.250%	12/1/20	1,710	1,738
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.250%	12/1/20	4,015	4,081
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/20	4,010	4,079
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/20	2,265	2,304
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.625%	12/1/20	1,790	1,821
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.625%	12/1/20	5,985	6,090
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.625%	12/1/20	2,225	2,265
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	2,190	2,435
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	2,165	2,408

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	1,825	2,029
[3,5]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.200%	8/3/20	11,135	11,135
[3,4,5]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.200%	8/3/20	25,895	25,895
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/15/29	765	774
[6]	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Mast Charter School Project)	5.000%	8/1/30	525	635
[6]	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Mast Charter School Project)	5.000%	8/1/40	620	726
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/24	6,500	7,502
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/25	7,925	9,446
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/26	12,860	15,280
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/27	6,750	7,985
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/28	3,525	4,156
[6]	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/28	2,455	3,166
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/29	2,500	2,939
[6]	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/29	2,730	3,583
[6]	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/30	4,275	5,556
[6]	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/31	2,650	3,423
[6]	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/32	2,850	3,656
[6]	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/33	5,250	6,706
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/34	3,250	3,766
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/35	7,135	8,255
[6]	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/35	2,250	2,613
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/36	1,145	1,322
[6]	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/36	1,875	2,169
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/39	6,660	7,643
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/40	8,715	9,974
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,010	1,264
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,900	2,353
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,830	4,732

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,850	3,313
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	6,220	7,185
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	3,000	3,575
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/26	5,025	6,134
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/28	5,155	6,358
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/21	7,265	7,597
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/23	5,590	6,255
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	6,425	7,377
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/24	2,390	2,757
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,525	2,991
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/26	1,750	2,120
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	1,000	1,189
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/29	1,500	1,838
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	2,000	2,454
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	3,500	4,274
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/32	6,820	8,282
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	5,000	6,043
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,875	3,468
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,595	1,918
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	770	923
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,400	1,674
[4]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.140%	8/6/20	14,985	14,985
	Philadelphia Hospitals & Higher Education Facilities Authority Hospital Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,920	6,825
	Philadelphia Hospitals & Higher Education Facilities Authority Hospital Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	15,155	17,771
	Philadelphia Hospitals & Higher Education Facilities Authority Hospital Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	6,885	8,200
	Philadelphia Hospitals & Higher Education Facilities Authority Hospital Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,670	3,159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Hospitals & Higher Education Facilities Authority Hospital Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	590
	Philadelphia Hospitals & Higher Education Facilities Authority Hospital Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,000	4,680
	Philadelphia Hospitals & Higher Education Facilities Authority Hospital Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,495	2,903
	Philadelphia Hospitals & Higher Education Facilities Authority Hospital Health, Hospital, Nursing Home Revenue	5.625%	7/1/36	4,000	4,225
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	6/15/23	2,000	2,010
	Philadelphia PA GO	5.000%	8/1/23	7,310	8,259
	Philadelphia PA GO	5.000%	8/1/29	5,000	6,016
	Philadelphia PA GO	5.000%	8/1/34	2,640	3,257
	Philadelphia PA GO	5.000%	8/1/37	1,370	1,675
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	1/1/23	2,410	2,666
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/23	2,030	2,290
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/24	3,800	4,446
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/26	5,510	6,446
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/26	7,155	8,952
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/26	1,175	1,473
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/27	3,875	4,978
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/27	1,585	2,041
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/28	1,815	2,354
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/29	4,665	6,027
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/30	5,925	7,619
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/31	5,750	7,356
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/33	1,300	1,644
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,380	7,113
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	7,500	10,047
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/35	11,000	12,163
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	2,000	2,514
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	13,390	17,857
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/35	510	684
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	1,670	2,093
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	14,075	18,691

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/36	1,550	2,070
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	1,750	2,187
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	12,500	16,545
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/37	1,770	2,355
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	13,000	17,153
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/38	2,200	2,919
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	5,000	6,579
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/39	2,700	3,571
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	5,000	6,560
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/40	6,000	7,913
[3]	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	8/1/20	3,000	3,000
	Philadelphia School District GO	5.000%	9/1/21	6,300	6,321
[3]	Philadelphia School District GO	5.000%	6/1/24	2,000	2,312
[1]	Philadelphia School District GO	5.000%	9/1/25	19,955	24,189
	Philadelphia School District GO	5.000%	9/1/26	2,295	2,774
	Philadelphia School District GO	5.000%	9/1/29	2,010	2,664
	Philadelphia School District GO	5.000%	9/1/30	3,135	4,116
	Philadelphia School District GO	5.000%	9/1/31	2,960	3,860
	Philadelphia School District GO	5.000%	9/1/32	2,100	2,503
	Philadelphia School District GO	5.000%	9/1/32	4,200	5,431
	Philadelphia School District GO	4.000%	9/1/36	2,500	2,937
	Philadelphia School District GO	4.000%	9/1/39	2,400	2,795
[3]	Pittsburgh & Allegheny County Sports & Exhibition Authority Lease (Appropriation) Revenue VRDO	0.170%	8/6/20	25,250	25,250
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/30	1,000	1,349
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	1,000	1,336
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	550	729
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/35	1,750	2,292
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/36	2,000	2,609
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/37	2,275	2,958
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/38	2,250	2,911
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/39	2,000	2,579
[1]	Plum Boro PA School District GO	5.000%	9/15/23	1,000	1,137
[3]	Pocono Mountain School District GO	4.000%	9/1/22	2,155	2,315
	Port Authority of Allegheny County Sales Tax Revenue	5.750%	3/1/29	17,000	17,510
[3]	Reading School District GO	5.000%	3/1/26	1,235	1,518
[3]	Reading School District GO	5.000%	3/1/35	1,130	1,386
[3]	Reading School District GO	5.000%	3/1/36	1,250	1,522
[3]	Reading School District GO	5.000%	3/1/37	2,000	2,422

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rose Tree Media School District GO	5.000%	4/1/26	2,990	3,734
	Rose Tree Media School District GO	5.000%	4/1/27	1,830	2,279
	Rose Tree Media School District GO	5.000%	4/1/28	1,690	2,101
	Rose Tree Media School District GO	5.000%	4/1/29	700	869
	Scranton PA School District GO	5.000%	6/1/25	2,500	2,978
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/30	445	534
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/31	355	424
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/33	115	136
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/25	1,030	1,216
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/26	880	1,069
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,544
	State Public School Building Authority College & University Revenue	5.000%	5/1/24	3,290	3,788
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/24	2,660	3,132
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/25	2,880	3,424
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/26	3,445	4,077
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/27	3,130	3,692
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	4/1/21	1,545	1,589
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/21	4,630	4,795
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	4/1/22	2,020	2,164
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/24	21,000	24,288
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	9,505	11,336
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/26	31,500	38,576
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	15,000	18,829
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	7,250	8,798
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	8,400	10,148
	State Public School Building Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	4/1/22	1,365	1,472
[3]	State Public School Building Authority Lease Revenue	5.000%	6/1/27	600	740
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/35	3,195	4,182
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/36	3,360	4,379
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/37	2,530	3,286
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/38	2,460	3,186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Unionville-Chadds Ford School District GO	5.000%	6/1/24	1,255	1,484
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	1,375	1,398
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/38	4,195	4,328
[1]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	5,676
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	15,000	17,155
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/25	4,500	4,513
	Wilkes-Barre Finance Authority College & University Revenue	4.000%	11/1/28	1,970	2,240
	Wilkes-Barre Finance Authority College & University Revenue, Prere.	5.000%	11/1/20	1,015	1,025
	Wilkes-Barre Finance Authority College & University Revenue, Prere.	5.000%	11/1/20	1,160	1,172
	Wilkes-Barre Finance Authority College & University Revenue, Prere.	5.000%	11/1/20	1,350	1,363
	Wilkes-Barre Finance Authority College & University Revenue, Prere.	5.000%	11/1/20	1,420	1,434
	Wilkes-Barre Finance Authority College & University Revenue, Prere.	5.000%	11/1/20	1,465	1,480
	Wilkes-Barre Finance Authority College & University Revenue, Prere.	5.000%	11/1/20	6,185	6,247
[1]	William Penn School District GO	4.000%	11/15/29	2,140	2,550
[1]	William Penn School District GO	3.000%	11/15/39	1,000	1,073
[1]	Woodland Hills School District GO	4.000%	9/1/36	1,290	1,512
[1]	Woodland Hills School District GO	4.000%	9/1/37	1,340	1,566
[1]	Woodland Hills School District GO	4.000%	9/1/38	1,395	1,626
[1]	Woodland Hills School District GO	4.000%	9/1/39	1,455	1,692
					3,883,692
Puerto Rico (0.4%)
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.250%	7/1/29	5,000	5,231
[7]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/21	24,290	24,398
[7]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/21	5,000	5,054
[7]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/22	10,000	10,187
	Puerto Rico Highway & Transportation Authority Highway Revenue	5.250%	7/1/21	5,300	5,501
[3]	Puerto Rico Public Finance Corp. Miscellaneous Revenue, ETM	6.000%	8/1/26	1,000	1,314
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	5,121	4,680
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	36,156	30,286
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	55,681	43,725
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	11,766	8,526
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	4,819	3,224
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	175,258	182,508

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	16,730	17,422
				342,056
Rhode Island (0.1%)
Narragansett Bay Commission Sewer Revenue, Prere.	5.000%	2/1/25	11,000	13,267
Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/28	515	594
Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/32	650	735
Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/35	1,575	1,763
Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/37	500	557
Rhode Island GO	3.000%	5/1/32	8,170	9,129
Rhode Island GO	3.000%	5/1/33	8,420	9,342
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/27	2,000	2,458
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	2,370	2,675
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	4,500	5,186
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	5,000	5,362
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,000	2,340
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,000	5,392
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	3,000	3,149
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.500%	9/1/23	6,000	6,956
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	6.000%	9/1/23	5,500	6,453
Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	7,148
Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	2.250%	6/1/41	7,000	7,214
				89,720
South Carolina (1.0%)
Aiken County SC Consolidated School District GO	5.000%	3/1/24	7,980	9,338
Aiken County SC Consolidated School District GO	4.000%	4/1/37	2,450	2,988
Berkeley County SC Combined Utility System Water Revenue	5.000%	6/1/30	8,170	9,210
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/33	620	790
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/34	750	953
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/35	750	949

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/36	1,140	1,437
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/37	905	1,137
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/38	800	1,003
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/39	500	625
Charleston County SC GO	5.000%	11/1/21	2,765	2,932
Charleston County SC GO	5.000%	11/1/26	2,155	2,679
Charleston County SC GO	3.000%	11/1/33	5,835	6,747
Charleston County SC GO	4.000%	11/1/33	6,955	8,432
Charleston County SC GO	3.000%	11/1/34	6,015	6,905
Charleston County SC GO	4.000%	11/1/34	7,410	8,933
Charleston County SC GO TRAN	5.000%	11/1/26	12,690	16,296
Charleston County SC GO TRAN	4.000%	11/1/28	12,000	14,902
Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/27	10,150	11,587
Clemson University College & University Revenue	5.000%	5/1/22	4,860	5,261
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/28	400	529
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/29	1,750	2,112
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/29	500	679
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/30	1,000	1,198
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/30	585	791
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/31	1,040	1,238
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/31	605	814
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/32	1,250	1,480
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/32	1,450	1,938
Darlington County School District GO	5.000%	3/1/26	4,025	5,035
Dorchester County School District No. 2 Lease (Appropriation) Revenue	4.000%	12/1/25	8,805	9,832
Dorchester County School District No. 2 Lease (Appropriation) Revenue	4.000%	12/1/26	9,760	10,863
Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/29	3,520	4,051
Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/33	4,120	4,616
Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/34	2,635	2,944
Fort Mill School District No. 4 GO	4.000%	3/1/31	2,890	3,453
Fort Mill School District No. 4 GO	3.000%	3/1/32	5,550	6,297
Fort Mill School District No. 4 GO	3.125%	3/1/33	5,720	6,416
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	5,010	5,759
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	4,030	4,618
Horry County SC GO	4.000%	3/1/24	1,370	1,554
Horry County SC GO	4.000%	3/1/25	1,525	1,781
Horry County SC School District GO	5.000%	3/1/23	3,890	4,371

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/24	1,180	1,395
Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/25	1,105	1,346
Kershaw County SC School District GO	5.000%	3/1/29	8,210	10,607
Lancaster County SC School District GO	5.000%	3/1/23	2,185	2,455
Lancaster County SC School District GO	5.000%	3/1/24	3,390	3,967
Lancaster County SC School District GO	5.000%	3/1/26	3,950	4,941
Lancaster County SC School District GO	4.000%	3/1/30	4,860	5,833
Lancaster County SC School District GO	4.000%	3/1/31	7,190	8,591
Lancaster County SC School District GO	4.000%	3/1/32	6,485	7,709
Lancaster County SC School District GO	4.000%	3/1/33	5,800	6,861
Lancaster County SC School District GO	4.000%	3/1/34	6,040	7,123
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	6,245	6,550
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,090	1,330
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,250	1,558
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	4,735	5,881
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,640	2,029
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/31	1,525	1,757
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	2,250	2,578
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/33	400	456
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	300	341
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	300	340
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	3,000	3,516
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	375	424
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,065	5,921
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	11,305	13,188
Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/26	1,000	1,141
Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/27	2,075	2,356
Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/30	1,000	1,128
Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/31	2,500	2,813
Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/33	2,750	3,075
Myrtle Beach SC Hotel Occupancy Tax Revenue	4.500%	6/1/34	2,500	2,735
Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/36	4,000	4,450
Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/26	4,000	4,723
Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/29	3,390	3,986
Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/30	5,210	6,107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	49,795	55,072
[7]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/22	9,950	9,877
[7]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/23	8,780	8,649
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/23	1,405	1,551
[7]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/24	2,400	2,343
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	3,535	3,597
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	2,050	2,348
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	8,020	8,159
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	3,000	3,551
[10]	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	2,800	2,901
[10]	Piedmont Municipal Power Agency Miscellaneous Revenue	5.000%	1/1/29	8,600	8,910
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/23	2,245	2,565
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/24	2,445	2,889
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/26	2,000	2,374
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/27	2,500	2,963
	South Carolina GO	5.000%	4/1/25	1,460	1,781
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	10,815	13,072
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	7,000	8,630
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	888
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	960	1,212
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	870	1,093
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	500	617
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	18,500	21,891
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/27	3,725	4,484
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/28	2,500	2,998
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/29	2,185	2,614

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/23	11,740	13,405
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/23	7,850	8,963
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/23	10,240	11,641
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/24	13,985	16,426
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	5,975	6,992
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	5,500	6,410
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	4,900	5,694
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	15,170	17,649
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/29	9,325	10,821
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/30	12,515	14,480
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/31	14,180	16,354
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/32	8,535	9,809
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/33	10,465	12,021
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/39	4,250	4,833
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	1,340	1,598
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	3,265	3,912
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	20,000	23,554
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	4,650	5,543
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	22,515	24,975
	South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	4.000%	10/1/28	6,500	7,432
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/31	13,970	18,154
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/32	30,000	38,740
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	220	285
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	285	375
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	500	654
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	500	650
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	535	690
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	500	592
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	1,050	1,235
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	1,500	1,755

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Sumter Two School Facilities Inc. Lease (Appropriation) Revenue (Sumter School District Project)	5.000%	12/1/24	1,000	1,180
[1]	Sumter Two School Facilities Inc. Lease (Appropriation) Revenue (Sumter School District Project)	5.000%	12/1/25	1,440	1,745
	York County School District No. 1 GO	4.000%	3/1/29	2,805	3,221
					803,501
South Dakota (0.1%)
	Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	1,000	1,122
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	670	757
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	758
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	600	697
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	675	781
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,025	1,186
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,235	2,798
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,825	2,107
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,184
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,735	2,164
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,415	1,629
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,905	6,051
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,000	3,680
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,815	2,209
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	3,640	4,445
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/34	11,985	13,809
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	8,250	9,390
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,855	3,456

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	1,685	1,935
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	26,000	27,813
South Dakota State Building Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/1/23	4,000	4,526
				92,497
Tennessee (1.2%)
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	2,500	3,101
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,720	2,179
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,000	3,853
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,045	3,911
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,205	1,528
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,000	1,261
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,500	1,876
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	740	922
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,005	1,243
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	760	937
Chattanooga TN Electric Electric Power & Light Revenue	5.000%	9/1/28	2,315	2,846
Chattanooga TN Electric Electric Power & Light Revenue	5.000%	9/1/31	2,250	2,735
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	700	775
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	745	848
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,485	1,640
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,400	2,619
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	5,325	5,775
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	5,615	6,054

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	6,520	6,933
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	6,340	6,699
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	3,365	3,537
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,315	2,765
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,715	2,134
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,540	1,886
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,360	1,657
Hamilton County TN GO	5.000%	4/1/24	1,925	2,263
Hamilton County TN GO	5.000%	5/1/30	4,000	4,513
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	700	877
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,000	1,251
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/31	5,880	6,862
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,740	3,383
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/32	8,780	10,208
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/33	9,240	10,706
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,135	2,613
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/34	7,725	8,933
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	1,000	1,220
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,455	2,979
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/21	2,500	2,542
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	1,125	1,191
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	4,860	5,345
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,266
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,290	5,079
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	200	233

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	5,360	6,328
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	4,000	4,708
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	6,435	7,553
Memphis TN Gas Natural Gas Revenue	4.000%	12/1/33	1,030	1,228
Memphis TN GO	5.000%	11/1/25	1,240	1,430
Memphis TN GO	5.000%	5/1/28	3,145	3,252
Memphis TN GO	5.000%	5/1/30	1,715	1,772
Memphis TN GO	4.000%	6/1/30	9,265	11,007
Memphis TN GO	4.000%	6/1/31	8,635	10,217
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/34	2,060	2,385
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/35	2,245	2,592
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/36	930	1,070
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/37	2,435	2,797
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/38	1,285	1,473
Memphis TN Water Revenue	4.000%	12/1/33	1,000	1,211
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	250	284
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,029
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue PUT	1.550%	11/3/20	9,885	9,915
Metropolitan Government of Nashville & Davidson County TN Electric Electric Power & Light Revenue	5.000%	5/15/28	1,075	1,384
Metropolitan Government of Nashville & Davidson County TN Electric Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,283
Metropolitan Government of Nashville & Davidson County TN Electric Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,283
Metropolitan Government of Nashville & Davidson County TN Electric Electric Power & Light Revenue	5.000%	5/15/30	1,210	1,546
Metropolitan Government of Nashville & Davidson County TN Electric Electric Power & Light Revenue	5.000%	5/15/30	1,250	1,597
Metropolitan Government of Nashville & Davidson County TN Electric Electric Power & Light Revenue	5.000%	5/15/31	1,040	1,323
Metropolitan Government of Nashville & Davidson County TN Electric Electric Power & Light Revenue	5.000%	5/15/31	750	954
Metropolitan Government of Nashville & Davidson County TN Electric Electric Power & Light Revenue	5.000%	5/15/32	645	816

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government of Nashville & Davidson County TN Electric Electric Power & Light Revenue	5.000%	5/15/33	1,000	1,259
	Metropolitan Government of Nashville & Davidson County TN Electric Electric Power & Light Revenue	5.000%	5/15/34	1,200	1,507
	Metropolitan Government of Nashville & Davidson County TN Electric Electric Power & Light Revenue	5.000%	5/15/36	1,250	1,560
	Metropolitan Government of Nashville & Davidson County TN Electric Electric Power & Light Revenue	5.000%	5/15/37	1,055	1,313
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/32	8,830	10,545
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/32	3,750	4,496
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,645	2,136
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,500	1,940
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,700	2,189
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	2,170	2,784
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,200	2,814
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,485	3,169
	Murfreesboro TN GO	4.000%	6/1/26	4,770	5,573
	Murfreesboro TN GO	4.000%	6/1/27	4,965	5,778
	Murfreesboro TN GO	4.000%	6/1/28	5,160	5,977
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,365	1,621
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,490	1,836
[3]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.140%	8/3/20	57,535	57,535
[3]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.160%	8/3/20	71,665	71,665
	Shelby County TN GO	5.000%	3/1/26	1,165	1,253
	Shelby County TN GO	5.000%	4/1/30	7,865	10,640
	Shelby County TN GO	5.000%	4/1/30	4,080	5,519
	Shelby County TN GO	5.000%	4/1/31	5,590	7,520
	Shelby County TN GO	3.125%	4/1/32	6,145	7,092
	Shelby County TN GO	4.000%	4/1/32	5,705	7,104
	Shelby County TN GO	3.125%	4/1/33	6,465	7,386
	Shelby County TN GO	4.000%	4/1/33	6,055	7,494
	Shelby County TN GO	4.000%	4/1/35	7,200	8,847
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	112,955	131,724
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/21	340	356
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/22	10,175	10,811
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/24	10,975	12,524
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	5,915	6,938

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/25	5,815	6,839
Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,240	2,772
Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	18,175	22,274
Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	67,185	72,751
Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	46,990	53,852
Tennessee GO	5.000%	8/1/20	2,200	2,200
Tennessee GO	5.000%	8/1/22	2,000	2,194
Tennessee GO	5.000%	8/1/22	3,000	3,290
Tennessee GO	5.000%	8/1/23	3,630	4,156
Tennessee GO	5.000%	9/1/27	2,000	2,379
Tennessee GO	5.000%	9/1/27	4,300	5,115
Tennessee GO	5.000%	9/1/28	1,850	2,196
Tennessee GO	5.000%	9/1/30	1,180	1,391
Tennessee GO	5.000%	9/1/31	1,150	1,352
Tennessee GO	5.000%	9/1/36	5,005	6,352
Tennessee GO	5.000%	9/1/37	5,005	6,336
Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.500%	7/1/37	510	528
Tennessee State School Bond Authority College & University Revenue	5.000%	11/1/22	3,105	3,437
Tennessee State School Bond Authority College & University Revenue	5.000%	11/1/23	3,580	4,131
Tennessee State School Bond Authority College & University Revenue	5.000%	11/1/24	2,560	3,062
Tennessee State School Bond Authority College & University Revenue	5.000%	11/1/25	5,000	5,985
Tennessee State School Bond Authority College & University Revenue	5.000%	11/1/26	2,055	2,458
Tennessee State School Bond Authority College & University Revenue	5.000%	11/1/27	2,305	2,754
Tennessee State School Bond Authority College & University Revenue	5.000%	11/1/28	1,555	1,853
Tennessee State School Bond Authority College & University Revenue	5.000%	11/1/29	1,400	1,663
Tennessee State School Bond Authority College & University Revenue	5.000%	11/1/31	1,500	1,769
Tennessee State School Bond Authority College & University Revenue	5.000%	11/1/32	3,860	5,211
Tennessee State School Bond Authority College & University Revenue	5.000%	11/1/33	4,185	5,059
Tennessee State School Bond Authority College & University Revenue	5.000%	11/1/34	1,150	1,347
Tennessee State School Bond Authority College & University Revenue	5.000%	11/1/37	570	755
Tennessee State School Bond Authority College & University Revenue	5.000%	11/1/39	5,480	7,216
Williamson County TN GO	5.000%	4/1/25	2,010	2,450
Williamson County TN GO	5.000%	4/1/26	2,140	2,694
Williamson County TN GO	4.000%	5/1/27	3,000	3,290
Wilson County TN GO	5.000%	4/1/25	3,435	4,178
				887,809
Texas (8.9%)
Alamo Community College District GO	5.000%	8/15/37	3,000	3,752
Alamo Heights Independent School District GO	4.000%	2/1/30	830	993
Alamo Heights Independent School District GO	4.000%	2/1/31	810	961

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/26	2,670	3,236
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/27	1,500	1,815
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/29	3,090	3,712
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/31	3,055	3,641
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/33	3,755	4,446
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/34	3,945	4,661
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/35	4,140	4,878
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/36	4,350	5,114
	Aldine Independent School District GO	5.000%	2/15/28	1,945	2,338
	Aldine Independent School District GO	5.000%	2/15/28	8,000	9,616
	Aldine Independent School District GO	4.000%	2/15/31	12,120	13,775
	Aldine Independent School District GO	4.000%	2/15/32	12,660	14,335
	Aldine Independent School District GO	5.000%	2/15/37	1,065	1,357
	Alief Independent School District GO	5.000%	2/15/23	2,600	2,915
	Alief Independent School District GO	5.000%	2/15/26	2,635	3,293
	Alief Independent School District GO	4.000%	2/15/29	2,780	3,276
[6]	Alief Independent School District GO	5.000%	2/15/30	2,590	3,480
	Allen Independent School District GO	5.000%	2/15/24	1,200	1,397
	Allen Independent School District GO	5.000%	2/15/31	1,070	1,307
	Allen Independent School District GO	5.000%	2/15/32	1,000	1,217
	Alvin TX Independent School District GO	5.000%	2/15/29	5,440	6,748
	Alvin TX Independent School District GO	4.000%	2/15/30	11,090	12,381
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	240	306
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	392
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	235	314
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	500	626
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	515	641
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/32	310	383
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	380	467
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	330	404
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	1,600	1,940
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	375	456
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	1,250	1,508
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,100	1,332
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,500	1,801
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	900	1,087
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,875	2,243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	470	566
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,625	1,937
	Arlington TX Independent School District GO	5.000%	2/15/24	4,560	5,323
	Arlington TX Independent School District GO	5.000%	2/15/27	1,000	1,245
	Arlington TX Independent School District GO	5.000%	2/15/29	1,560	1,936
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/27	1,345	1,606
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/28	750	910
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/29	1,000	1,205
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/30	1,000	1,200
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/31	1,565	1,868
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/33	1,700	2,007
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/34	3,000	3,530
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,300	3,953
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,235	3,796
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/36	4,595	5,478
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/36	3,850	4,502
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/37	2,800	3,321
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/37	4,000	4,664
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/38	5,035	5,958
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	800	1,022
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/29	800	1,041
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/30	800	1,054
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/34	1,465	1,869
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/35	1,500	1,908
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/36	1,500	1,902
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/37	1,600	2,029
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/23	1,250	1,425
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/24	1,015	1,202
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	1,535	1,878
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/26	1,035	1,258
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/28	1,750	2,120
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/25	700	706
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/26	750	759
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/27	2,030	2,059
	Austin Independent School District GO	4.000%	8/1/33	9,000	10,432
	Austin Independent School District GO, Prere.	5.000%	8/1/24	1,225	1,458
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	2,035	2,458
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,200	2,651
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/37	4,500	5,380

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,000	1,186
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/25	4,750	5,260
Austin TX Electric Utility Electric Power & Light Revenue	4.000%	11/15/29	3,000	3,232
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/30	1,525	2,089
Austin TX Electric Utility Electric Power & Light Revenue	4.000%	11/15/31	10,645	11,449
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/32	1,690	2,289
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	6,035	7,447
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	1,500	2,021
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	3,935	4,842
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	1,515	2,035
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	3,025	3,708
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	2,000	2,675
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/36	2,060	2,745
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/37	3,000	3,985
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/38	2,020	2,678
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/39	4,750	6,279
Austin TX GO	5.000%	9/1/26	10,000	12,341
Austin TX GO	5.000%	9/1/27	6,530	8,249
Austin TX GO	5.000%	9/1/29	2,855	3,379
Austin TX GO	5.000%	9/1/30	1,240	1,468
Austin TX GO	5.000%	9/1/31	2,140	2,529
Austin TX GO	5.000%	9/1/33	4,315	5,085
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	5,000	5,499
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/31	4,000	4,391
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/32	10,705	12,419
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/33	11,410	13,223
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	12,075	13,979
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	5,615	6,998
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	1,655	1,998
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	7,900	9,797
Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	11/15/21	350	371
Beaumont Independent School District GO	5.000%	2/15/26	1,560	1,946
Beaumont Independent School District GO	3.000%	2/15/31	1,500	1,649
Bexar County Hospital District GO	5.000%	2/15/25	1,630	1,963
Bexar County Hospital District GO	5.000%	2/15/26	2,220	2,753
Bexar County Hospital District GO	5.000%	2/15/29	1,000	1,115

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bexar County Hospital District GO	5.000%	2/15/30	1,895	2,111
Bexar County Hospital District GO	5.000%	2/15/31	1,895	2,265
Bexar County Hospital District GO	5.000%	2/15/32	2,750	3,285
Bexar County TX GO	5.000%	6/15/27	5,000	6,298
Bexar County TX GO	5.000%	6/15/28	3,520	4,427
Bexar County TX GO	5.000%	6/15/29	4,600	5,764
Bexar County TX GO	5.000%	6/15/32	5,000	5,903
Bexar County TX GO	4.000%	6/15/33	2,750	3,220
Bexar County TX GO	4.000%	6/15/34	2,000	2,337
Bexar County TX GO	4.000%	6/15/34	1,260	1,503
Bexar County TX GO	4.000%	6/15/35	2,250	2,729
Bexar County TX GO	4.000%	6/15/36	6,080	7,347
Bexar County TX GO	4.000%	6/15/36	1,795	2,169
Bexar County TX GO	5.000%	6/15/36	3,550	4,448
Bexar County TX GO	4.000%	6/15/37	3,315	3,918
Bexar County TX GO	4.000%	6/15/37	3,985	4,801
Bexar County TX GO	4.000%	6/15/37	5,925	7,138
Bexar County TX GO	4.000%	6/15/38	9,130	10,971
Bexar County TX GO	4.000%	6/15/38	2,860	3,437
Bexar County TX GO	4.000%	6/15/39	3,300	3,956
Bexar County TX GO	4.000%	6/15/40	2,000	2,392
Bexar County TX GO, Prere.	5.000%	6/15/23	41,500	47,224
Boerne School District GO	5.000%	2/1/25	1,000	1,209
Boerne School District GO	5.000%	2/1/28	1,520	2,005
Camino Real Regional Mobility Authority Highway Revenue	5.250%	8/15/20	6,450	6,460
Canyon Independent School District GO	5.000%	2/15/26	2,500	3,117
Carrollton TX GO	5.000%	8/15/22	1,070	1,174
Carrollton TX GO	5.000%	8/15/23	1,455	1,664
Carrollton TX GO	5.000%	8/15/24	1,250	1,485
Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/26	1,000	1,246
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/21	1,170	1,183
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	750	779
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	725	796
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	2,375	2,706
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,180	1,341
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/25	4,650	4,326
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,583
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	6,490	5,909
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/27	7,850	6,936
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	2,900	3,460
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/28	5,500	4,708
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,275	1,491
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/29	5,220	4,320
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/30	4,355	3,470

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	2,825	3,308
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,000	1,163
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/31	4,880	3,728
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,275	1,477
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,985	2,296
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	4,000	2,807
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	3,500	3,769
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,440	1,657
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	2,000	2,317
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,310	1,512
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/34	4,000	2,707
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,245	1,429
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	3,700	4,274
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,355	1,560
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/35	4,950	3,234
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	2,500	2,865
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	3,350	3,867
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	2,000	2,298
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	3,250	3,742
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/37	5,525	3,347
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/38	3,500	2,043
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/39	4,500	2,529
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/40	5,700	3,085
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.750%	1/1/21	4,000	4,092
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/20	6,485	6,484
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	4,085	4,592
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	10,385	11,634
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	36,165	40,387
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	15,000	17,228
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	40,730	45,330

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	54,915	60,925
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	11,385	12,615
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	16,120	18,337
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	23,525	30,817
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/40	10,555	11,302
[11]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/20	3,515	3,515
	Clear Creek Independent School District GO	5.000%	2/15/31	3,750	4,574
	Clear Creek Independent School District GO PUT	0.500%	8/15/23	5,000	5,001
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/32	355	442
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/33	815	1,006
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/34	1,155	1,419
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/35	400	491
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/36	500	613
	Clifton Higher Education Finance Corp. College & University Revenue	5.250%	3/1/25	5,080	5,216
	Clifton Higher Education Finance Corp. College & University Revenue	5.250%	3/1/26	4,305	4,418
	Clifton Higher Education Finance Corp. College & University Revenue	5.250%	3/1/27	5,995	6,149
	Clifton Higher Education Finance Corp. College & University Revenue	5.250%	3/1/28	6,180	6,336
	Clifton Higher Education Finance Corp. College & University Revenue	5.250%	3/1/29	3,190	3,269
	Clifton Higher Education Finance Corp. College & University Revenue	5.250%	3/1/30	6,535	6,694
	College of the Mainland GO	4.000%	8/15/30	510	627
	College of the Mainland GO	4.000%	8/15/31	795	971
	College of the Mainland GO	4.000%	8/15/32	560	679
	College of the Mainland GO	4.000%	8/15/33	510	615
	College of the Mainland GO	4.000%	8/15/34	635	764
	College of the Mainland GO	4.000%	8/15/35	500	599
	College of the Mainland GO	4.000%	8/15/36	1,000	1,192
	College of the Mainland GO	4.000%	8/15/37	750	892
	College of the Mainland GO	4.000%	8/15/38	750	889
	College of the Mainland GO	4.000%	8/15/39	1,680	1,986
	College of the Mainland GO	4.000%	8/15/40	895	1,053
	Collin County Community College District GO	5.000%	8/15/31	1,000	1,357
	Collin County TX GO	5.000%	2/15/28	2,000	2,630
	Collin County TX GO	5.000%	2/15/29	3,000	4,039
	Collin County TX GO	5.000%	2/15/30	1,680	2,254
	Collin County TX GO	5.000%	2/15/31	3,000	3,983
	Collin County TX GO	5.000%	2/15/32	3,000	3,962
	Collin County TX GO	5.000%	2/15/33	2,000	2,625
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/26	1,715	2,128
	Comal Independent School District GO	5.000%	2/1/26	3,410	4,249
	Comal Independent School District GO	5.000%	2/1/27	6,440	7,996
	Comal Independent School District GO	5.000%	2/1/29	7,245	8,947

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Conroe Independent School District GO	5.000%	2/15/25	1,650	1,992
	Conroe Independent School District GO	5.000%	2/15/28	7,810	9,674
	Conroe TX GO	5.000%	11/15/26	980	1,248
	Conroe TX GO	5.000%	11/15/27	1,015	1,327
	Conroe TX GO	5.000%	11/15/28	1,715	2,300
	Coppell Independent School District GO	5.000%	8/15/23	3,255	3,728
	Coppell Independent School District GO	5.000%	8/15/24	3,230	3,844
	Coppell Independent School District GO	5.000%	8/15/26	1,345	1,705
	Corpus Christi Independent School District GO	4.000%	8/15/33	3,500	4,211
	Corpus Christi Independent School District GO	4.000%	8/15/35	2,000	2,397
	Corpus Christi TX GO	4.000%	3/1/21	3,000	3,065
	Corpus Christi TX GO	5.000%	3/1/24	6,180	7,202
	Corpus Christi TX GO	5.000%	3/1/25	2,190	2,641
	Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,495	6,169
	Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,770	6,478
	Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,235	5,877
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/23	9,830	11,029
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	5,015	6,074
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25	7,950	9,450
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	5,105	6,633
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/30	9,055	12,254
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/33	11,500	13,385
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/33	6,005	7,981
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	2,280	2,795
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/35	1,300	1,547
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	7,000	7,977
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/38	5,000	5,685
	Dallas Area Rapid Transit Transit Revenue, Prere.	5.000%	12/1/22	2,295	2,549
	Dallas Area Rapid Transit Transit Revenue, Prere.	5.000%	12/1/22	1,195	1,327
	Dallas Area Rapid Transit Transit Revenue, Prere.	5.000%	12/1/22	2,160	2,399
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/25	6,555	5,710
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/26	3,070	2,580
	Dallas County Community College District GO	5.000%	2/15/26	3,440	4,257
	Dallas County Community College District GO	5.000%	2/15/27	3,610	4,593
	Dallas County Hospital District GO	5.000%	8/15/23	3,000	3,412
	Dallas County Hospital District GO	5.000%	8/15/27	6,745	8,672
	Dallas County Hospital District GO	5.000%	8/15/31	15,395	19,966
	Dallas County Hospital District GO	5.000%	8/15/32	14,520	18,713
	Dallas County TX GO	5.000%	8/15/25	3,575	4,402
	Dallas County Utility & Reclamation District GO	5.000%	2/15/24	8,000	9,253
	Dallas County Utility & Reclamation District GO	5.000%	2/15/25	8,390	10,023
	Dallas County Utility & Reclamation District GO	5.000%	2/15/26	8,060	9,910
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	8,265	10,438
	Dallas TX GO, ETM	5.000%	2/15/22	45	48
[10]	Dallas TX Miscellaneous Revenue	5.000%	8/15/23	9,880	9,915
[10]	Dallas TX Miscellaneous Revenue	5.000%	8/15/24	8,345	8,374
[10]	Dallas TX Miscellaneous Revenue	5.000%	8/15/25	5,050	5,067
[10]	Dallas TX Miscellaneous Revenue	5.000%	8/15/26	1,650	1,656

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/21	10,000	10,567
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/31	3,000	3,729
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/32	4,870	6,018
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/36	5,010	6,198
[6]	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	2,000	2,380
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	7,335	7,411
[6]	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	8,765	11,544
[6]	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	7,000	9,220
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/28	2,235	2,547
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	6,360	6,425
[6]	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	6,000	8,071
[6]	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	8,000	10,762
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/29	14,950	17,000
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	14,195	15,465
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	6,680	6,747
[6]	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	9,665	13,237
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/30	12,545	14,235
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	7,775	8,456
[6]	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	5,675	7,713
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	5,785	6,280
[6]	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	3,615	4,877
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	9,040	9,798
[6]	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,000	2,683
[6]	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	3,660	4,465
[6]	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	3,150	3,825
	Denton County TX GO	5.000%	7/15/21	1,515	1,582
	Denton County TX GO	5.000%	7/15/24	1,610	1,908
	Denton County TX GO	5.000%	7/15/25	1,605	1,970
	Denton County TX GO	4.000%	7/15/32	3,025	3,483
	Denton County TX GO	4.000%	7/15/33	2,000	2,298
	Denton Independent School District GO	5.000%	8/15/30	7,775	9,578
	Denton Independent School District GO	5.000%	8/15/32	2,150	2,599
	Denton Independent School District GO	5.000%	8/15/37	1,360	1,713
	Dickinson Independent School District GO	5.000%	2/15/32	3,135	3,584
	Dripping Springs TX Independent School District GO	4.000%	2/15/29	1,895	2,120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dripping Springs TX Independent School District GO	4.000%	2/15/30	3,000	3,348
	Duncanville TX Independent School District GO	5.000%	2/15/30	10,785	12,937
	Duncanville TX Independent School District GO	5.000%	2/15/31	11,120	13,306
	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/28	2,185	2,919
[5]	Eclipse Funding Trust GO VRDO	0.190%	8/3/20	20,000	20,000
	El Paso Independent School District GO	5.000%	8/15/35	5,380	6,633
	El Paso Independent School District GO	5.000%	8/15/36	5,000	6,148
	El Paso Independent School District GO	5.000%	8/15/37	3,050	3,744
	El Paso Independent School District GO	5.000%	8/15/38	1,700	2,081
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	2,150	2,592
	El Paso TX GO	5.000%	8/15/28	1,000	1,331
	El Paso TX GO	5.000%	8/15/28	1,440	1,917
	El Paso TX GO	5.000%	8/15/29	1,265	1,720
	El Paso TX GO	5.000%	8/15/29	1,395	1,897
	El Paso TX GO	5.000%	8/15/29	780	1,061
	El Paso TX GO	5.000%	8/15/29	1,005	1,264
	El Paso TX GO	4.000%	8/15/30	3,480	4,110
	El Paso TX GO	5.000%	8/15/30	1,000	1,348
	El Paso TX GO	5.000%	8/15/30	1,050	1,415
	El Paso TX GO	5.000%	8/15/30	620	836
	El Paso TX GO	5.000%	8/15/31	4,050	5,049
	El Paso TX GO	5.000%	8/15/31	1,355	1,816
	El Paso TX GO	5.000%	8/15/31	650	871
	El Paso TX GO	5.000%	8/15/32	3,625	4,493
	El Paso TX GO	5.000%	8/15/32	1,500	1,999
	El Paso TX GO	5.000%	8/15/32	1,000	1,333
	El Paso TX GO	5.000%	8/15/32	680	906
	El Paso TX GO	5.000%	8/15/33	1,280	1,699
	El Paso TX GO	5.000%	8/15/33	1,500	1,991
	El Paso TX GO	5.000%	8/15/34	4,570	5,625
	El Paso TX GO	4.000%	8/15/35	1,000	1,228
	El Paso TX GO	4.000%	8/15/35	1,000	1,228
	El Paso TX GO	5.000%	8/15/35	4,795	5,877
	El Paso TX GO	4.000%	8/15/36	1,010	1,236
	El Paso TX GO	4.000%	8/15/36	1,000	1,223
	El Paso TX GO	5.000%	8/15/36	4,000	4,884
	El Paso TX GO	5.000%	8/15/36	5,035	6,148
	El Paso TX GO	5.000%	8/15/36	1,000	1,132
	El Paso TX GO	4.000%	8/15/37	500	610
	El Paso TX GO	4.000%	8/15/37	1,110	1,355
	El Paso TX GO	4.000%	8/15/38	1,155	1,402
	El Paso TX GO	4.000%	8/15/39	1,000	1,211
	El Paso TX GO	4.000%	8/15/40	1,000	1,207
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/25	1,200	1,449
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/32	1,150	1,361
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/33	2,100	2,461
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/34	1,700	1,984
	Fort Bend County TX GO	5.000%	3/1/21	5,495	5,646
	Fort Bend County TX GO	5.000%	3/1/28	5,000	6,022
	Fort Bend Independent School District GO	5.000%	2/15/26	7,870	9,821
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/28	5,760	7,600
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/30	6,430	6,586
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/31	6,255	6,406

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Frisco Independent School District GO	5.000%	8/15/22	5,000	5,491
	Frisco Independent School District GO	5.000%	8/15/23	2,025	2,320
	Frisco Independent School District GO	5.000%	8/15/24	2,195	2,613
	Frisco Independent School District GO	5.000%	8/15/25	4,545	5,596
	Frisco Independent School District GO	5.000%	8/15/25	2,000	2,462
	Frisco Independent School District GO	5.000%	8/15/26	3,430	4,353
	Frisco Independent School District GO	5.000%	8/15/27	3,635	4,671
	Frisco Independent School District GO	4.000%	8/15/30	4,075	4,896
	Frisco Independent School District GO	4.000%	8/15/32	3,750	4,461
	Frisco TX GO	5.000%	2/15/26	2,790	3,370
	Frisco TX GO	5.000%	2/15/27	5,475	6,826
	Frisco TX GO	5.000%	2/15/29	2,505	3,103
	Galena Park Independent School District GO	5.000%	8/15/25	1,415	1,727
	Galena Park Independent School District GO	5.000%	8/15/26	1,050	1,318
	Galena Park Independent School District GO	5.000%	8/15/27	1,825	2,355
	Galena Park Independent School District GO	5.000%	8/15/28	1,825	2,399
	Galena Park Independent School District GO	5.000%	8/15/36	2,850	3,625
	Galena Park Independent School District GO	5.000%	8/15/37	2,830	3,590
	Galveston County TX GO	4.000%	2/1/26	1,575	1,869
	Galveston County TX GO	4.000%	2/1/27	1,565	1,893
	Galveston County TX GO	4.000%	2/1/28	1,460	1,758
	Galveston County TX GO	4.000%	2/1/29	1,055	1,263
	Galveston County TX GO	5.000%	2/1/30	1,195	1,511
	Galveston County TX GO	4.000%	2/1/32	1,195	1,405
	Garland Independent School District GO	5.000%	2/15/22	3,000	3,222
	Garland Independent School District GO	5.000%	2/15/26	4,125	4,971
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/31	1,095	1,447
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/32	1,355	1,778
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	2,010	2,622
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,250	1,624
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/35	1,115	1,444
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/36	1,000	1,290
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/37	1,000	1,286
	Goose Creek Consolidated Independent School District GO PUT	1.000%	8/15/22	2,000	2,000
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/37	5,000	6,316
	Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	69,800	77,040
[9]	Grand Parkway Transportation Corp. Highway Revenue, 5.200% coupon rate effective 10/1/2023	0.000%	10/1/31	2,890	3,397
[9]	Grand Parkway Transportation Corp. Highway Revenue, 5.300% coupon rate effective 10/1/2023	0.000%	10/1/32	5,340	6,259
[9]	Grand Parkway Transportation Corp. Highway Revenue, 5.400% coupon rate effective 10/1/2023	0.000%	10/1/33	18,100	21,188
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	4,780	5,571
	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	3,315	4,065

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grapevine-Colleyville Independent School District GO	5.000%	8/15/28	3,000	3,665
	Grapevine-Colleyville Independent School District GO	5.000%	8/15/32	2,325	2,817
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/21	300	311
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/23	325	355
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/25	430	491
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	475	588
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/28	495	622
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/30	750	972
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/31	225	269
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/32	595	705
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/33	420	493
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/34	325	381
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/35	675	787
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/37	780	904
	Harlingen Consolidated Independent School District GO	5.000%	8/15/28	1,000	1,338
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/26	1,050	1,326
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/27	1,000	1,295
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/28	1,045	1,347
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/29	1,205	1,547
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/31	1,500	1,901
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	1,725	2,003
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	8,415	9,705
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/35	1,300	1,494
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	2,065	2,344
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	3,170	3,720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,284
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	3,110	3,732
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	3,010	3,897
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	7,340	8,783
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	3,500	4,618
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,185	2,606
[6]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,500	3,305
[6]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	3,500	4,402
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.170%	8/3/20	48,435	48,435
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.170%	8/3/20	25,575	25,575
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.160%	8/5/20	25,000	25,000
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	6,025	7,125
	Harris County Flood Control District Lease Revenue	5.000%	10/1/27	5,020	5,925
	Harris County Flood Control District Lease Revenue	5.000%	10/1/28	3,000	3,535
	Harris County Flood Control District Lease Revenue	5.000%	10/1/29	2,000	2,353
	Harris County Flood Control District Lease Revenue	5.000%	10/1/29	10,000	12,111
	Harris County Flood Control District Lease Revenue	5.000%	10/1/32	5,015	6,391
	Harris County Flood Control District Lease Revenue	4.000%	10/1/35	4,115	4,895
	Harris County Flood Control District Lease Revenue	4.000%	10/1/36	5,865	6,954
	Harris County Flood Control District Lease Revenue	4.000%	10/1/38	5,010	5,911
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,860	2,208
	Harris County TX GO	5.000%	10/1/20	1,020	1,028
	Harris County TX GO	5.000%	10/1/25	5,755	7,111
	Harris County TX GO	5.000%	10/1/25	8,180	10,107
	Harris County TX GO	5.000%	10/1/27	6,335	7,817
	Harris County TX GO	5.000%	10/1/28	6,660	8,206
	Harris County TX GO	5.000%	10/1/29	6,490	7,974
	Harris County TX GO	5.000%	10/1/30	5,405	6,617
	Harris County TX GO	5.000%	10/1/34	2,700	3,427
	Harris County TX GO	5.000%	10/1/35	4,215	5,072

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County TX GO	5.000%	10/1/36	6,545	7,857
	Harris County TX GO	5.000%	10/1/40	17,000	20,257
	Harris County TX Highway Revenue	5.000%	8/15/25	3,475	3,798
	Harris County TX Highway Revenue	5.000%	8/15/26	3,010	3,791
	Harris County TX Highway Revenue	5.000%	8/15/27	22,185	24,165
	Harris County TX Highway Revenue	5.000%	8/15/32	4,170	5,152
	Harris County TX Highway Revenue	5.000%	8/15/34	3,120	3,745
[5]	Harris County TX Metropolitan Transit Authority Sales & Use Tax Sales Tax Revenue TOB VRDO	0.260%	8/6/20	7,745	7,745
[7]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/23	1,780	1,638
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	2,025	2,131
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	1,000	1,047
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	1,000	1,038
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	1,530	1,584
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	5,160	5,413
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	12,015	12,574
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	5,025	5,244
[7]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/23	5,220	5,132
	Hays County TX GO	5.000%	2/15/26	1,145	1,423
	Hays County TX GO	5.000%	2/15/26	1,260	1,565
	Hays County TX GO	5.000%	2/15/27	1,105	1,411
	Hays County TX GO	5.000%	2/15/28	1,010	1,289
	Hays County TX GO	5.000%	2/15/28	1,695	2,162
	Hays County TX GO	5.000%	2/15/29	1,830	2,329
	Hays County TX GO	5.000%	2/15/29	1,615	2,055
	Hays County TX GO	5.000%	2/15/30	1,760	2,232
	Hays County TX GO	5.000%	2/15/30	2,175	2,758
	Hays County TX GO	5.000%	2/15/31	1,910	2,412
	Hays County TX GO	5.000%	2/15/31	1,590	2,008
	Hays County TX GO	5.000%	2/15/32	1,780	2,235
	Hays County TX GO	5.000%	2/15/34	1,035	1,289
	Highland Park Independent School District GO	5.000%	2/15/24	1,570	1,831
	Highland Park Independent School District GO	5.000%	2/15/26	3,000	3,742
	Houston Community College System GO	5.000%	2/15/29	3,635	4,032
	Houston Independent School District GO	5.000%	2/15/21	15,920	16,331
	Houston Independent School District GO	5.000%	2/15/22	2,000	2,148
	Houston Independent School District GO	5.000%	2/15/26	1,855	2,306
	Houston Independent School District GO	5.000%	2/15/27	10,605	13,162
	Houston Independent School District GO	5.000%	2/15/28	22,185	28,416
	Houston Independent School District GO	4.000%	2/15/29	9,650	10,835
	Houston Independent School District GO	4.000%	2/15/30	17,925	20,099
	Houston Independent School District GO	4.000%	2/15/31	9,645	10,473
	Houston Independent School District GO	4.000%	2/15/32	4,000	4,774
	Houston Independent School District GO	5.000%	2/15/34	1,240	1,555
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	3,000	3,117
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	4,650	5,754
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	3,710	4,700

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	2,875	3,631
Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	3,110	3,907
Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,500	6,893
Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	4,450	5,557
Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	10,000	12,443
Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	5,500	6,825
Houston TX Combined Utility System Electric Power & Light Revenue VRDO	0.160%	8/6/20	24,400	24,400
Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/21	2,945	3,056
Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/23	7,325	8,301
Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/24	9,595	11,313
Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	6,080	7,146
Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	6,550	7,669
Houston TX Combined Utility System Water Revenue	5.000%	11/15/23	3,025	3,499
Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	1,055	1,218
Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,675	4,688
Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,095	3,948
Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	6,050	7,215
Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	1,635	2,145
Houston TX Combined Utility System Water Revenue	5.000%	11/15/28	2,400	3,234
Houston TX Combined Utility System Water Revenue	5.000%	11/15/29	2,850	3,940
Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	15,195	19,074
Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	2,500	3,524
Houston TX Combined Utility System Water Revenue	4.000%	11/15/31	17,535	20,893
Houston TX Combined Utility System Water Revenue	5.000%	11/15/31	2,500	3,497
Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	2,000	2,774
Houston TX Combined Utility System Water Revenue	5.000%	11/15/33	2,000	2,756
Houston TX Combined Utility System Water Revenue	5.250%	11/15/33	10,000	12,692
Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	3,800	4,454
Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	1,500	2,060
Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	36,780	45,258

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	5,185	6,737
	Houston TX GO	5.000%	3/1/21	2,000	2,056
	Houston TX GO	5.000%	3/1/22	12,250	13,182
	Houston TX GO	5.000%	3/1/22	5,000	5,381
	Houston TX GO	5.000%	3/1/23	4,000	4,490
	Houston TX GO	5.000%	3/1/24	1,860	2,169
	Houston TX GO	5.000%	3/1/25	1,600	1,930
	Houston TX GO	5.000%	3/1/26	10,000	12,415
	Houston TX GO	5.000%	3/1/26	10,000	11,643
	Houston TX GO	5.000%	3/1/27	9,800	12,091
	Houston TX GO	5.000%	3/1/27	6,025	7,680
	Houston TX GO	5.000%	3/1/28	10,025	12,732
	Houston TX GO	5.000%	3/1/29	6,000	7,596
	Houston TX GO	5.000%	3/1/30	4,000	4,623
	Houston TX GO	5.000%	3/1/31	5,195	6,323
	Houston TX GO	5.000%	3/1/32	3,840	4,654
	Houston TX GO	4.000%	3/1/33	5,000	5,894
	Houston TX GO	4.000%	3/1/34	5,000	5,862
	Houston TX GO	4.000%	3/1/35	3,000	3,500
	Houston TX GO, Prere.	5.000%	3/1/22	8,345	8,961
	Houston TX GO, Prere.	5.000%	3/1/22	8,335	8,971
[11]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/21	22,720	22,511
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/26	1,650	1,763
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/28	2,100	2,220
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	1,520	1,604
	Humble Independent School District GO	5.000%	2/15/21	5,575	5,719
	Humble Independent School District GO	5.500%	2/15/24	14,235	16,878
	Humble Independent School District GO	4.000%	2/15/28	5,090	5,849
	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/22	2,545	2,744
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/22	3,290	3,613
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/23	1,115	1,277
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,250	1,487
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	14,250	17,919
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/27	120	129
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/28	145	156
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/29	155	167
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/30	200	214
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/31	145	154
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/32	150	158
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/33	150	158
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/34	150	157
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/35	175	182
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/36	250	260
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/37	250	259
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/38	300	309
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/39	300	309
	Judson Independent School District GO	5.000%	2/1/25	1,070	1,294
	Katy Independent School District GO	5.000%	2/15/25	2,560	3,091
	Katy Independent School District GO	5.000%	2/15/26	2,090	2,521

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Katy Independent School District GO	5.000%	2/15/34	7,560	9,235
Keller TX Independent School District GO	5.000%	8/15/26	5,155	6,212
Keller TX Independent School District GO	4.000%	8/15/29	2,900	3,402
Keller TX Independent School District GO	5.000%	2/15/34	5,000	5,986
Kemp Independent School District GO	4.000%	2/15/30	1,650	1,832
Klein Independent School District GO	4.000%	8/1/27	3,970	4,636
Klein Independent School District GO	4.000%	8/1/34	2,805	3,219
Klein Independent School District GO	5.000%	8/1/35	2,000	2,472
Klein Independent School District GO	5.000%	8/1/37	3,000	3,699
La Joya Independent School District GO	5.000%	2/15/24	2,985	3,263
Lake Dallas Independent School District GO	4.000%	8/15/30	975	1,215
Lake Dallas Independent School District GO	4.000%	8/15/31	1,115	1,384
Lake Travis Independent School District GO, Prere.	5.000%	2/15/21	2,665	2,733
Lamar Consolidated Independent School District GO	5.000%	2/15/25	1,375	1,474
Lamar Consolidated Independent School District GO	5.000%	2/15/25	5,060	6,100
Lamar Consolidated Independent School District GO	5.000%	2/15/26	4,500	5,445
Lamar Consolidated Independent School District GO	5.000%	2/15/26	2,020	2,513
Lamar Consolidated Independent School District GO	5.000%	2/15/27	2,425	3,105
Lamar Consolidated Independent School District GO	5.000%	2/15/28	4,220	5,415
Lancaster TX Independent School District GO	4.000%	2/15/33	1,000	1,182
Laredo Community College District GO	5.000%	8/1/22	1,500	1,644
Laredo Community College District GO	5.000%	8/1/30	2,000	2,347
Laredo Community College District GO	5.000%	8/1/34	1,500	1,753
Laredo Independent School District GO	4.000%	8/1/29	2,905	3,287
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/28	200	258
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/29	200	257
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/30	215	275
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/31	250	318
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/32	270	341
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/33	225	282
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/34	300	355
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/35	230	271
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/36	550	646
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/37	400	469
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/38	375	438
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/39	625	729
Leander Independent School District GO	0.000%	8/16/24	8,500	8,329
Leander Independent School District GO	0.000%	8/16/25	10,000	9,684
Leander Independent School District GO	5.000%	8/15/30	5,420	6,592
Lewisville Independent School District GO	5.000%	8/15/24	2,500	2,985
Lewisville Independent School District GO	4.000%	8/15/27	4,535	5,318

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lewisville Independent School District GO	5.000%	8/15/28	5,000	6,684
Lone Star College System GO	5.000%	2/15/21	3,650	3,744
Lone Star College System GO	5.000%	2/15/21	1,140	1,169
Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/32	6,755	9,167
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	2,750	3,574
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/29	2,500	3,322
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/30	1,000	1,322
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/31	1,750	2,300
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/32	2,250	2,938
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/33	3,000	3,894
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	4,250	5,500
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	4,500	5,797
Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	1,195	1,397
Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	2,565	2,999
Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	1,440	1,738
Lower Colorado River Authority Lease Revenue	5.000%	5/15/27	5,300	6,194
Lower Colorado River Authority Lease Revenue	5.000%	5/15/28	4,500	5,252
Lower Colorado River Authority Lease Revenue	5.000%	5/15/29	10,000	10,350
Lower Colorado River Authority Lease Revenue	5.000%	5/15/29	4,470	5,200
Lower Colorado River Authority Lease Revenue	5.000%	5/15/30	4,000	4,138
Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	3,010	3,365
Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	1,635	1,947
Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	1,375	1,676
Lower Colorado River Authority Lease Revenue	5.000%	5/15/32	13,955	15,571
Lower Colorado River Authority Lease Revenue	5.000%	5/15/32	1,420	1,683
Lower Colorado River Authority Lease Revenue	5.000%	5/15/33	8,500	9,469
Lower Colorado River Authority Lease Revenue	5.000%	5/15/34	2,000	2,557
Lower Colorado River Authority Lease Revenue	5.000%	5/15/35	3,060	3,899
Lubbock TX GO	5.000%	2/15/23	700	752
Lubbock TX GO	4.000%	2/15/31	1,525	1,780
Lubbock TX GO	4.000%	2/15/32	1,425	1,657
Lubbock TX GO	4.000%	2/15/33	1,000	1,157
Lubbock TX GO, Prere.	5.000%	2/15/21	5,735	5,882
Lubbock TX GO, Prere.	5.000%	2/15/21	4,335	4,446
Lubbock TX GO, Prere.	5.000%	2/15/21	6,660	6,830
Lubbock TX GO, Prere.	5.000%	2/15/21	4,120	4,225
Mansfield Independent School District GO	5.000%	2/15/26	2,215	2,757
Mansfield Independent School District GO	4.000%	2/15/29	6,000	6,558
Mansfield Independent School District GO	4.000%	2/15/29	6,100	6,667
Matagorda County Navigation District No. 1 Electric Power & Light Revenue	2.600%	11/1/29	10,000	10,335
Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	1,000	921
Mesquite Independent School District GO	5.000%	8/15/29	1,175	1,478
Midway Independent School District GO	4.000%	8/15/32	1,500	1,880
Midway Independent School District GO	4.000%	8/15/33	1,000	1,246
Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/30	5,425	6,463
Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/31	5,645	6,676

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/31	525	581
Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/32	685	754
Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/33	710	778
Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/34	1,520	1,662
Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/36	1,110	1,208
Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/38	1,830	1,983
Montgomery County TX GO	4.000%	3/1/29	11,625	14,264
Montgomery County TX GO	4.000%	3/1/30	13,500	16,423
Montgomery County TX GO	5.000%	3/1/31	16,450	20,291
Montgomery County TX GO	5.000%	3/1/32	16,910	20,796
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,450	3,048
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	2,000	2,047
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,290	4,204
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,040	2,591
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,000	2,521
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	3,125	3,637
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	3,310	3,833
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,000	3,451
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	4,286
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,842
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/24	1,060	1,078
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,695	1,743
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,436
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	4,000	3,320
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/30	12,500	10,375
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	15,900	13,197

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/24	1,225	1,403
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	3,245	3,839
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,000	1,183
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,502
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	1,415	1,601
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,485	1,672
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,560	1,751
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,640	1,826
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,470	1,641
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	9,000	9,873
North East TX Independent School District GO	4.000%	8/1/33	1,450	1,764
North East TX Independent School District GO	4.000%	8/1/35	1,250	1,507
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/20	6,935	6,961
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/21	7,275	7,660
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/22	6,000	6,602
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/23	7,000	8,040
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	8,500	10,214
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	8,500	10,195
North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	8,085	8,972
North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	1,865	2,065
North Texas Tollway Authority Highway Revenue	6.250%	2/1/23	46,470	46,587
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	9,715	11,175
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,455	1,668
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	8,285	9,543
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,185	2,592
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,465	4,127
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	10,720	12,308
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,055	1,165
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,400	1,545
North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,000	2,364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,430	5,078
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,570	5,589
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,705	3,286
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	3,195	3,868
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	5,020	5,918
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	5,400	6,135
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	6,495	7,848
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,925	2,311
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	12,400	13,103
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	11,150	12,616
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	15,180	17,724
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	5,020	5,876
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	3,095	3,726
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	9,285	11,108
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/32	13,500	15,628
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	48,045	55,896
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	16,290	18,990
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	3,615	4,339
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	4,830	5,893
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,575	2,966
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	44,500	51,481
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	10,225	11,877
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	6,905	8,445
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	2,415	2,932
[3]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,035	2,316
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	33,035	38,125
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,793
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	4,275	5,211
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	7,050	9,815
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,857

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	3,000	3,406
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	6,500	7,487
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	1,025	1,224
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	5,025	6,118
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,130	2,630
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	13,245	15,122
[3]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	3,100	3,509
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	1,930	2,298
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	7,045	8,561
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	2,955	3,636
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	15,935	18,174
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,000	3,420
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	37,490	44,064
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	10,000	12,132
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	3,035	3,451
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	11,285	13,825
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	3,150	3,312
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	4,000	4,206
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	13,500	14,196
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.250%	9/1/21	4,130	4,354
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.500%	9/1/21	1,250	1,321
	Northside Independent School District GO	5.000%	2/15/23	3,130	3,513
	Northside Independent School District GO	5.000%	6/15/23	3,015	3,433
	Northside Independent School District GO	5.000%	2/15/24	5,090	5,953
	Northside Independent School District GO	4.000%	6/1/24	3,345	3,570
	Northside Independent School District GO	5.000%	6/15/25	3,000	3,403
	Northside Independent School District GO	4.000%	6/1/27	3,645	3,880
	Northside Independent School District GO	5.000%	6/15/27	2,390	3,013
	Northside Independent School District GO	4.000%	6/1/28	3,020	3,212
	Northwest Independent School District GO	5.000%	2/15/25	10,000	12,096
	Northwest Independent School District GO	5.000%	2/15/26	6,380	7,704
	Northwest Independent School District GO	4.000%	2/15/37	3,125	3,907
	Northwest Independent School District GO	4.000%	2/15/39	2,410	2,994
	Northwest Independent School District GO	4.000%	2/15/40	1,500	1,858
	Odessa Junior College District GO	5.000%	8/15/26	770	968
	Odessa Junior College District GO	5.000%	8/15/28	660	850
	Odessa Junior College District GO	4.000%	8/15/35	2,170	2,506
	Odessa Junior College District GO	4.000%	8/15/36	1,000	1,151
	Odessa Junior College District GO	4.000%	8/15/37	2,885	3,310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pampa Independent School District GO	5.000%	8/15/32	1,000	1,212
	Pasadena Independent School District GO	5.000%	2/15/29	5,465	6,131
	Pasadena TX GO	4.000%	2/15/29	1,000	1,151
	Pasadena TX GO	4.000%	2/15/30	1,765	2,026
	Pearland Independent School District GO	5.000%	2/15/26	2,100	2,614
	Pearland Independent School District GO	5.000%	2/15/28	1,985	2,459
	Pearland Independent School District GO	5.000%	2/15/29	1,775	2,196
	Pearland Independent School District GO	5.000%	2/15/30	1,290	1,592
	Pearland Independent School District GO	4.000%	2/15/31	3,830	4,475
	Pearland Independent School District GO	5.000%	2/15/31	1,000	1,229
[6]	Pearland TX GO	5.000%	3/1/30	9,575	11,658
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/24	3,130	3,710
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/26	6,250	7,586
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/30	1,225	1,377
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/33	5,675	6,321
	Pflugerville Independent School District GO	5.000%	2/15/23	2,000	2,243
	Pflugerville Independent School District GO	5.000%	2/15/31	2,760	3,612
	Pflugerville Independent School District GO	5.000%	2/15/32	5,025	6,543
	Pflugerville Independent School District GO	5.000%	2/15/34	3,000	4,079
	Pflugerville Independent School District GO	5.000%	2/15/37	4,380	5,327
	Pflugerville Independent School District GO	5.000%	2/15/38	5,000	6,066
	Pflugerville Independent School District GO	5.000%	2/15/39	3,005	3,640
	Plano Independent School District GO	5.000%	2/15/21	7,200	7,386
	Plano Independent School District GO	5.000%	2/15/28	12,745	15,929
	Port Arthur Independent School District GO	5.000%	2/15/24	1,700	1,982
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	4.000%	12/1/35	1,655	1,777
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/36	1,280	1,482
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/37	1,500	1,731
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/38	1,200	1,380
	Prosper Independent School District GO	4.000%	2/15/32	3,290	4,086
	Prosper Independent School District GO	5.000%	2/15/37	2,195	2,810
	Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	5.000%	6/1/25	1,000	1,129
	Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	5.000%	6/1/26	985	1,130
	Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	5.000%	6/1/27	900	1,028
	Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	5.000%	6/1/28	705	802
	Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	1,420	1,610
	Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	4.000%	6/1/36	1,000	1,040
	Richardson Independent School District GO	5.000%	2/15/21	3,000	3,077
	Round Rock Independent School District GO	5.000%	8/1/29	1,255	1,570

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Round Rock Independent School District GO	4.000%	8/1/32	5,000	6,310
SA Energy Acquisition Public Facility Corp Natural Gas Revenue	5.500%	8/1/23	215	245
SA Energy Acquisition Public Facility Corp Natural Gas Revenue	5.500%	8/1/26	7,000	8,741
SA Energy Acquisition Public Facility Corp Natural Gas Revenue	5.500%	8/1/27	1,580	2,008
SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/20	9,505	9,505
SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/21	3,060	3,203
SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	4,520	5,502
Sam Rayburn Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/20	1,020	1,027
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/22	20,965	22,483
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	40,320	45,108
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	7,510	8,232
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/24	855	1,003
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	3,150	3,448
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	11,870	15,244
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/28	7,725	9,140
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	14,645	19,353
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/29	4,000	5,090
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/30	11,015	14,189
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	2,710	3,104
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,000	3,431
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	5,000	5,730
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/34	10,000	11,393
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	16,005	21,641
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	18,405	24,799
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,000	4,988
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	15,845	21,178
San Antonio TX GO	5.000%	2/1/23	12,630	14,130
San Antonio TX GO	5.000%	2/1/24	8,010	9,333
San Antonio TX GO	5.000%	2/1/25	10,000	12,090
San Antonio TX GO	5.000%	2/1/26	4,300	4,997
San Antonio TX GO	5.000%	2/1/26	5,800	6,992
San Antonio TX GO	5.000%	2/1/27	4,915	5,898
San Antonio TX GO	4.000%	8/1/35	9,170	11,069
San Antonio TX GO, Prere.	4.000%	8/1/22	4,395	4,730
San Antonio TX GO, Prere.	4.000%	2/1/24	5,150	5,833
San Antonio TX GO, Prere.	4.000%	2/1/24	5,000	5,663

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX GO, Prere.	5.000%	2/1/24	1,750	2,043
	San Antonio TX GO, Prere.	5.000%	2/1/24	1,000	1,167
	San Antonio TX GO, Prere.	5.000%	2/1/24	2,100	2,451
	San Antonio TX Independent School District GO	5.000%	2/15/25	5,575	6,741
	San Antonio TX Independent School District GO	5.000%	8/15/27	6,065	7,635
	San Antonio TX Independent School District GO	5.000%	8/15/27	1,500	1,846
	San Antonio TX Independent School District GO	5.000%	8/15/28	1,720	2,112
	San Antonio TX Independent School District GO	5.000%	8/15/30	3,035	3,774
	San Antonio TX Independent School District GO	5.000%	8/15/31	1,000	1,240
	San Antonio TX Independent School District GO	5.000%	8/15/32	4,500	5,908
	San Antonio TX Independent School District GO	5.000%	8/15/35	3,000	3,612
	San Antonio TX Independent School District GO	5.000%	8/15/36	3,000	3,604
	San Antonio TX Independent School District GO	5.000%	8/15/38	2,820	3,374
	San Antonio Water System Water Revenue	5.000%	5/15/32	1,095	1,389
	San Antonio Water System Water Revenue	5.000%	5/15/33	6,230	7,747
	San Antonio Water System Water Revenue	5.000%	5/15/34	7,000	8,685
	San Antonio Water System Water Revenue	5.000%	5/15/35	6,500	8,043
	San Antonio Water System Water Revenue	5.000%	5/15/35	2,655	3,433
	San Antonio Water System Water Revenue	5.000%	5/15/36	4,370	5,634
[6]	San Antonio Water System Water Revenue	4.000%	5/15/37	1,150	1,423
	San Antonio Water System Water Revenue	5.000%	5/15/37	5,085	6,541
[6]	San Antonio Water System Water Revenue	4.000%	5/15/38	3,015	3,719
	San Antonio Water System Water Revenue	5.000%	5/15/38	5,500	7,052
	San Marcos TX GO	5.000%	8/15/25	1,530	1,881
	San Marcos TX GO	5.000%	8/15/26	1,610	2,037
	Socorro Independent School District GO	5.000%	8/15/29	4,005	5,168
	Socorro Independent School District GO	4.000%	8/15/31	9,000	10,922
	Socorro Independent School District GO	4.000%	8/15/32	3,000	3,624
	Socorro Independent School District GO	5.000%	8/15/34	4,605	5,992
	Socorro Independent School District GO	5.000%	8/15/35	4,435	5,749
	Socorro Independent School District GO	5.000%	8/15/36	4,305	5,560
	Socorro Independent School District GO	5.000%	8/15/39	9,335	11,964
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	4,345	5,272
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	810	983
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	2,520	3,141
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	700	872
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/28	2,725	3,373
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/28	745	950
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/29	1,615	2,051
	Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/31	3,440	3,706
	Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/32	3,530	3,783

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/33	3,760	4,014
	Southwest Higher Education Authority Inc. College & University Revenue	4.000%	10/1/35	2,200	2,527
	Southwest Higher Education Authority Inc. College & University Revenue	4.000%	10/1/36	2,710	3,103
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/28	560	703
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/29	200	256
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/30	500	648
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/31	425	507
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/33	450	527
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/34	225	263
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/35	225	261
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/36	350	405
	Spring Branch Independent School District GO	5.000%	2/1/21	2,500	2,560
	Spring Branch Independent School District GO	5.000%	2/1/26	3,465	4,323
	Spring Branch Independent School District GO	5.000%	2/1/28	2,010	2,654
	Spring Branch Independent School District GO	5.000%	2/1/30	2,025	2,735
	Spring Branch Independent School District GO	5.000%	2/1/31	3,325	4,446
	Spring Independent School District GO	5.000%	8/15/24	5,145	6,133
	Spring Independent School District GO	5.000%	8/15/25	3,690	4,549
	Spring Independent School District GO	5.000%	8/15/28	7,850	9,560
	Spring Independent School District GO	5.000%	8/15/28	2,315	2,892
	Spring Independent School District GO	5.000%	8/15/29	4,315	5,248
	Spring Independent School District GO	5.000%	8/15/32	6,165	7,460
	Spring Independent School District GO	5.000%	8/15/33	8,565	10,673
	Spring Independent School District GO	5.000%	8/15/34	8,995	11,197
	Spring Independent School District GO	5.000%	8/15/35	6,000	7,461
	Spring Independent School District GO	5.000%	8/15/36	6,915	8,589
	Spring Independent School District GO	5.000%	8/15/37	5,000	6,207
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	620	739
	Stephen F Austin State University College & University Revenue	5.000%	10/15/26	2,265	2,765
	Stephen F Austin State University College & University Revenue	5.000%	10/15/29	1,010	1,214
	Sugar Land TX GO	4.000%	2/15/32	1,500	1,768
	Sugar Land TX GO	4.000%	2/15/34	1,000	1,169
	Sugar Land TX GO	4.000%	2/15/35	1,315	1,534
[6]	Tarrant County College District GO	4.000%	8/15/32	3,485	4,444
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	935	1,031
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	925	1,060
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	550	653
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,420	4,281

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,870	4,948
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,195	5,117
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	6,295	7,654
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,055	3,700
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	795	1,064
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/31	21,880	24,528
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,565	1,883
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	3,325
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,800	3,354
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,850	2,426
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	3,025	3,428
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	3,500	3,955
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,197
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,000	2,254
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	800	954
[4]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.160%	8/5/20	4,100	4,100
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/20	2,985	2,989
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/20	13,495	13,515
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/20	23,855	23,890
	Tarrant Regional Water District Water Revenue	5.000%	3/1/30	7,570	8,790
	Texas A&M University College & University Revenue	5.000%	5/15/22	10,935	11,867
	Texas A&M University College & University Revenue	4.000%	5/15/29	10,065	11,922

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas City TX Independent School District GO	4.000%	8/15/33	1,420	1,725
Texas GO	5.000%	10/1/20	3,845	3,875
Texas GO	5.000%	10/1/20	3,000	3,023
Texas GO	5.000%	10/1/20	14,925	15,041
Texas GO	5.000%	8/1/21	365	383
Texas GO	5.000%	8/1/21	1,995	2,092
Texas GO	5.000%	10/1/21	3,550	3,752
Texas GO	5.000%	4/1/22	10,290	11,127
Texas GO	5.000%	4/1/22	14,010	15,150
Texas GO	5.000%	8/1/22	885	971
Texas GO	5.000%	8/1/22	1,000	1,097
Texas GO	5.000%	10/1/22	19,055	21,052
Texas GO	5.000%	10/1/22	7,000	7,734
Texas GO	5.000%	10/1/23	13,260	15,285
Texas GO	5.000%	4/1/24	6,230	7,321
Texas GO	5.000%	10/1/24	2,020	2,371
Texas GO	5.000%	10/1/24	20,700	24,790
Texas GO	5.000%	10/1/24	4,000	4,790
Texas GO	5.000%	4/1/25	3,855	4,693
Texas GO	5.000%	4/1/25	10,050	11,782
Texas GO	5.000%	10/1/25	33,710	40,293
Texas GO	5.000%	10/1/25	5,435	6,728
Texas GO	5.000%	10/1/25	16,250	20,116
Texas GO	5.000%	4/1/26	13,560	15,853
Texas GO	5.000%	10/1/26	8,000	9,533
Texas GO	5.000%	10/1/27	5,320	6,364
Texas GO	5.000%	10/1/27	2,000	2,459
Texas GO	4.000%	10/1/30	3,500	4,019
Texas GO	5.000%	10/1/30	17,015	22,120
Texas GO	5.000%	4/1/32	15,000	18,488
Texas GO	5.000%	10/1/32	12,225	15,717
Texas GO	5.000%	4/1/33	5,000	6,138
Texas GO	4.000%	10/1/33	3,500	4,201
Texas GO	5.000%	10/1/33	7,560	9,671
Texas GO	5.000%	4/1/34	4,010	4,913
Texas GO	5.000%	10/1/34	11,795	15,045
Texas GO	5.000%	4/1/36	13,000	15,838
Texas GO	5.000%	4/1/36	19,300	23,514
Texas GO	5.000%	4/1/37	8,000	9,737
Texas GO	5.000%	4/1/38	4,300	5,228
Texas GO	5.000%	4/1/39	10,400	12,632
Texas GO VRDO	0.150%	8/5/20	11,000	11,000
Texas GO VRDO	0.170%	8/5/20	44,935	44,935
Texas GO, Prere.	4.000%	4/1/24	5,000	5,694
Texas GO, Prere.	5.000%	4/1/24	32,025	37,638
Texas GO, Prere.	5.000%	4/1/24	10,015	11,770
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/20	5,000	5,070
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/21	6,000	6,313
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	4,400	4,791
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	8,000	8,704
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	5,000	5,419
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	7,500	8,108

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	12,000	12,949
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	8,190	8,825
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	21,255	22,865
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	16,150	17,304
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/21	10,820	11,456
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/22	4,090	4,499
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	1,650	1,881
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	26,350	31,323
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/26	450	452
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/28	600	602
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/29	450	451
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	550	552
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/31	550	552
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/32	475	477
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/33	500	502
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/34	1,000	1,003
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/35	700	702
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/36	785	787
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/37	590	592
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	7.500%	6/30/32	47,510	47,756
Texas Public Finance Authority Lease Revenue	5.000%	2/1/27	2,350	3,009
Texas State University System College & University Revenue	5.000%	3/15/33	1,515	1,889
Texas State University System College & University Revenue	4.000%	3/15/34	3,510	4,286
Texas State University System College & University Revenue	5.000%	3/15/34	2,370	2,946
Texas State University System College & University Revenue	4.000%	3/15/35	2,000	2,434
Texas State University System College & University Revenue	5.000%	3/15/35	1,705	2,114
Texas State University System College & University Revenue	5.000%	3/15/36	1,500	1,854
Texas State University System College & University Revenue, Prere.	5.000%	3/15/21	3,870	3,985
Texas State University System College & University Revenue, Prere.	5.000%	3/15/21	4,480	4,613
Texas State University System College & University Revenue, Prere.	5.000%	3/15/23	765	860
Texas State University System College & University Revenue, Prere.	5.000%	3/15/23	1,215	1,366

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/22	13,650	14,756
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/23	5,610	6,330
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/24	5,500	6,463
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	35,325	42,305
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	26,135	32,293
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	4,545	5,616
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/27	3,000	3,780
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue PUT	4.000%	10/1/21	12,175	12,596
Texas Water Development Board Water Revenue	5.000%	10/15/20	1,000	1,010
Texas Water Development Board Water Revenue	5.000%	10/15/21	3,340	3,535
Texas Water Development Board Water Revenue	5.000%	10/15/23	2,030	2,344
Texas Water Development Board Water Revenue	5.000%	8/1/24	3,435	4,089
Texas Water Development Board Water Revenue	5.000%	10/15/24	2,385	2,860
Texas Water Development Board Water Revenue	5.000%	4/15/25	1,520	1,853
Texas Water Development Board Water Revenue	5.000%	4/15/25	6,225	7,589
Texas Water Development Board Water Revenue	5.000%	4/15/25	5,510	6,717
Texas Water Development Board Water Revenue	5.000%	10/15/25	2,670	3,309
Texas Water Development Board Water Revenue	5.000%	10/15/25	2,710	3,359
Texas Water Development Board Water Revenue	5.000%	4/15/26	2,500	3,142
Texas Water Development Board Water Revenue	5.000%	4/15/26	4,765	5,988
Texas Water Development Board Water Revenue	5.000%	4/15/26	4,870	6,120
Texas Water Development Board Water Revenue	5.000%	8/1/26	12,955	16,421
Texas Water Development Board Water Revenue	5.000%	8/1/26	3,865	4,899
Texas Water Development Board Water Revenue	5.000%	8/1/26	500	634
Texas Water Development Board Water Revenue	5.000%	10/15/26	10,000	12,754
Texas Water Development Board Water Revenue	5.000%	8/1/27	4,845	6,310
Texas Water Development Board Water Revenue	5.000%	8/1/27	1,250	1,628
Texas Water Development Board Water Revenue	5.000%	4/15/28	7,725	10,157
Texas Water Development Board Water Revenue	5.000%	8/1/28	4,115	5,369
Texas Water Development Board Water Revenue	5.000%	4/15/29	6,750	8,855

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	4.000%	10/15/31	2,120	2,523
	Texas Water Development Board Water Revenue	5.000%	10/15/31	5,605	7,365
	Texas Water Development Board Water Revenue	5.000%	10/15/31	8,090	9,933
	Texas Water Development Board Water Revenue	5.000%	8/1/32	3,255	4,519
	Texas Water Development Board Water Revenue	4.000%	10/15/32	7,000	8,576
	Texas Water Development Board Water Revenue	4.000%	10/15/33	5,130	6,252
	Texas Water Development Board Water Revenue	4.000%	10/15/33	9,000	11,091
	Texas Water Development Board Water Revenue	5.000%	8/1/34	3,435	4,395
	Texas Water Development Board Water Revenue	3.000%	10/15/34	10,000	11,447
	Texas Water Development Board Water Revenue	4.000%	10/15/34	5,910	7,118
	Texas Water Development Board Water Revenue	4.000%	10/15/34	18,500	22,721
	Texas Water Development Board Water Revenue	4.000%	10/15/35	6,040	7,249
	Texas Water Development Board Water Revenue	4.000%	10/15/35	35,525	43,458
	Texas Water Development Board Water Revenue	4.000%	10/15/35	9,000	10,563
	Texas Water Development Board Water Revenue	4.000%	10/15/36	8,690	10,600
	Texas Water Development Board Water Revenue	4.000%	10/15/36	3,895	4,559
[5]	Texas Water Development Board Water Revenue TOB VRDO	0.200%	8/6/20	3,100	3,100
	Tomball Independent School District GO	5.000%	2/15/23	5,000	5,603
	Tomball Independent School District GO	5.000%	2/15/24	10,000	11,665
	Tomball Independent School District GO	4.000%	2/15/28	1,000	1,181
	Tomball Independent School District GO	5.000%	2/15/36	1,000	1,277
	Travis County TX GO	5.000%	3/1/23	4,200	4,718
	Travis County TX GO	5.000%	3/1/27	2,510	3,118
	Travis County TX GO	5.000%	3/1/28	6,180	7,673
	Travis County TX GO	5.000%	3/1/31	5,020	6,741
	Travis County TX GO	5.000%	3/1/33	15,910	21,085
	Travis County TX GO	5.000%	3/1/37	8,930	11,717
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/27	6,940	8,708
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/33	4,085	5,312
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/34	3,515	4,560
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/35	4,500	5,816
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/36	3,950	5,083
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/37	4,000	5,133
	Tyler Independent School District GO	5.000%	2/15/26	1,015	1,222
	University of Houston College & University Revenue	4.000%	2/15/29	4,340	4,888
	University of Houston College & University Revenue	3.000%	2/15/31	9,150	10,448

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Houston College & University Revenue	4.000%	2/15/31	4,865	5,447
University of Houston College & University Revenue	3.000%	2/15/32	12,375	13,971
University of Houston College & University Revenue	4.000%	2/15/32	4,875	5,439
University of Houston College & University Revenue	4.000%	2/15/32	11,375	12,976
University of Houston College & University Revenue	3.000%	2/15/33	10,290	11,506
University of Houston College & University Revenue	4.000%	2/15/33	10,000	11,360
University of Houston College & University Revenue	5.000%	2/15/33	5,000	6,048
University of Houston College & University Revenue	3.000%	2/15/35	10,920	12,081
University of Houston College & University Revenue	4.000%	2/15/35	15,080	17,063
University of Houston College & University Revenue	5.000%	2/15/37	15,015	17,985
University of Houston College & University Revenue, Prere.	5.000%	2/15/21	255	261
University of Houston College & University Revenue, Prere.	5.000%	2/15/21	4,745	4,865
University of North Texas System College & University Revenue	5.000%	4/15/32	3,705	4,629
University of North Texas System College & University Revenue	5.000%	4/15/33	1,000	1,243
University of North Texas System College & University Revenue	4.000%	4/15/34	2,400	2,851
University of North Texas System College & University Revenue	5.000%	4/15/34	1,125	1,395
University of North Texas System College & University Revenue	4.000%	4/15/35	2,660	3,150
University of North Texas System College & University Revenue	5.000%	4/15/35	1,665	2,059
University of North Texas System College & University Revenue	5.000%	4/15/36	2,000	2,523
University of North Texas System College & University Revenue	5.000%	4/15/37	1,800	2,264
University of North Texas System College & University Revenue	5.000%	4/15/38	2,100	2,634
University of Texas System College & University Revenue	5.000%	8/15/20	2,700	2,704
University of Texas System College & University Revenue	5.000%	8/15/20	4,370	4,377
University of Texas System College & University Revenue	5.000%	8/15/22	2,915	3,202
University of Texas System College & University Revenue	5.000%	8/15/22	1,000	1,098
University of Texas System College & University Revenue	5.000%	8/15/22	1,550	1,702
University of Texas System College & University Revenue	5.000%	8/15/22	5,030	5,524
University of Texas System College & University Revenue	5.000%	8/15/23	9,030	10,349
University of Texas System College & University Revenue	5.000%	8/15/24	2,320	2,770
University of Texas System College & University Revenue	5.000%	8/15/24	8,235	9,831

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Texas System College & University Revenue	5.000%	8/15/24	3,450	4,119
	University of Texas System College & University Revenue	5.000%	8/15/25	5,500	6,800
	University of Texas System College & University Revenue	5.000%	8/15/25	3,760	4,648
	University of Texas System College & University Revenue	5.000%	8/15/25	2,950	3,647
	University of Texas System College & University Revenue	5.000%	8/15/25	10,190	12,598
	University of Texas System College & University Revenue	5.000%	8/15/26	5,490	6,993
	University of Texas System College & University Revenue	5.000%	8/15/26	1,495	1,904
	University of Texas System College & University Revenue	5.000%	8/15/26	6,500	8,280
	University of Texas System College & University Revenue	5.000%	8/15/26	6,140	7,821
	University of Texas System College & University Revenue	5.000%	8/15/27	10,045	13,146
	University of Texas System College & University Revenue	5.000%	8/15/27	2,300	3,010
	University of Texas System College & University Revenue	5.000%	8/15/29	2,535	3,279
	University of Texas System College & University Revenue	5.000%	8/15/33	10,400	13,951
	University of Texas System College & University Revenue, Prere.	5.000%	8/15/22	9,835	10,787
	University of Texas System College & University Revenue, Prere.	5.000%	8/15/22	4,180	4,585
	Victoria Independent School District GO	5.000%	2/15/24	1,000	1,167
	Waco TX GO	5.000%	2/1/27	2,610	3,346
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/26	1,140	1,427
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/28	2,440	3,131
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/33	1,275	1,491
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/34	1,495	1,745
	Wichita Falls Independent School District GO	5.000%	2/1/24	1,670	1,945
	Williamson County TX GO	5.000%	2/15/23	6,000	6,440
	Wylie Independent School District GO	5.000%	8/15/32	2,515	3,385
	Wylie Independent School District GO	5.000%	8/15/33	2,195	2,938
	Wylie Independent School District GO	5.000%	8/15/34	1,575	2,103
	Ysleta Independent School District GO	5.000%	8/15/34	1,750	2,163
	Ysleta Independent School District GO	5.000%	8/15/35	2,080	2,566
	Ysleta Independent School District GO	5.000%	8/15/37	2,350	2,888
					6,836,011
Utah (0.4%)
	Alpine UT School District GO	5.000%	3/15/30	7,000	8,939
	Alpine UT School District GO	5.000%	3/15/30	3,450	4,541
	Canyons School District (Utah School Board Guaranty Program) GO	5.000%	6/15/27	1,800	2,352
	Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,090
	Central Utah Water Conservancy District GO	5.000%	4/1/28	765	788
	Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	7,209
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/32	4,080	4,913

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Utah Water Conservancy District Water Revenue	5.000%	10/1/32	5,640	6,178
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/33	2,555	3,063
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/34	4,000	4,784
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/35	3,000	3,575
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/36	3,345	3,973
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/37	2,600	3,081
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/33	1,005	1,190
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/34	1,000	1,181
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/35	1,350	1,589
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/36	1,000	1,173
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/37	1,440	1,674
	Metropolitan Water District of Salt Lake & Sandy Water Revenue, Prere.	5.000%	7/1/22	2,000	2,184
	Salt Lake City Corp. Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,810	2,229
	Salt Lake City Corp. Airport Port, Airport & Marina Revenue	5.000%	7/1/34	1,725	2,120
	Salt Lake City Corp. Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,300	1,587
	Salt Lake City Corp. Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,610	1,961
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/29	1,095	1,401
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/32	1,080	1,362
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/34	1,000	1,246
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/35	1,085	1,352
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/36	1,250	1,553
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/37	1,160	1,434
[6]	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/33	1,120	1,486
[6]	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/34	1,125	1,485
[6]	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/35	1,000	1,314
[6]	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/36	1,920	2,507
[6]	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/37	1,665	2,171
	University of Utah College & University Revenue	5.000%	8/1/28	565	758
	University of Utah College & University Revenue	5.000%	8/1/29	555	762
	University of Utah College & University Revenue	5.000%	8/1/30	540	757

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Utah College & University Revenue	5.000%	8/1/31	830	1,153
University of Utah College & University Revenue	5.000%	8/1/32	1,415	1,950
University of Utah College & University Revenue	5.000%	8/1/33	1,000	1,369
University of Utah College & University Revenue	5.000%	8/1/34	1,200	1,639
University of Utah College & University Revenue	5.000%	8/1/35	1,000	1,359
Utah Associated Municipal Power Systems Electric Power & Light Revenue (Horse Butte Wind Project), Prere.	5.000%	9/1/22	4,060	4,466
Utah Associated Municipal Power Systems Electric Power & Light Revenue (Horse Butte Wind Project), Prere.	5.000%	9/1/22	4,260	4,686
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/39	700	867
Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,000	2,527
Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	1,400	1,764
Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	1,265	1,590
Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.140%	8/5/20	20,000	20,000
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/31	1,015	1,380
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/32	1,320	1,779
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/33	1,100	1,472
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/34	1,050	1,401
Utah GO	5.000%	7/1/22	5,100	5,573
Utah GO	5.000%	7/1/23	14,500	16,543
Utah GO	5.000%	7/1/24	5,095	6,059
Utah GO	5.000%	7/1/24	9,000	10,702
Utah GO	5.000%	7/1/25	5,000	6,167
Utah GO	5.000%	7/1/27	2,750	3,608
Utah GO	5.000%	7/1/32	10,000	13,395
Utah State Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	10,910
Utah State Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	4,243
Utah State University College & University Revenue	4.000%	12/1/32	1,295	1,552
Utah State University College & University Revenue	3.000%	12/1/33	1,965	2,133
Utah State University College & University Revenue	3.000%	12/1/34	2,025	2,183
Utah State University College & University Revenue	3.000%	12/1/35	2,085	2,229
Utah Transit Authority Government Securities & Interest Revenue	5.000%	6/15/26	1,420	1,679
Utah Transit Authority Government Securities & Interest Revenue	5.000%	6/15/37	1,885	2,132
Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	2,230	2,745
Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	2,250	2,770

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	9,005	11,086
Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	6,680	8,224
Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	4,515	5,559
Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	10,330	12,718
Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	10,510	12,939
Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	7,105	8,747
Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	4,150	5,109
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	2,000	2,424
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	3,120	3,593
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	2,500	2,818
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/35	5,215	6,561
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,254
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,930	3,607
Weber County UT Health, Hospital, Nursing Home Revenue VRDO	0.170%	8/3/20	15,200	15,200
				336,826
Vermont (0.1%)
University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/37	2,725	4,008
University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/38	3,145	4,676
University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/39	1,650	2,478
Vermont Educational & Health Buildings Financing Agency College & University Revenue	5.000%	11/1/31	4,130	4,509
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/31	1,180	1,290
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/32	1,290	1,399
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/33	1,405	1,518
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/34	1,530	1,650
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/35	2,660	2,861
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/36	2,795	2,995
Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/34	7,910	9,366
Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/27	2,260	2,938
Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/28	3,575	4,626
Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/29	1,475	1,900

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/30	2,300	2,949
Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/31	2,200	2,807
Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/32	1,525	1,935
Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	10/1/33	1,050	1,231
Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/41	1,125	1,374
				56,510
Virginia (2.3%)
Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	625	811
Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	700	929
Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	700	948
Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	700	944
Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	750	1,004
Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,200	1,595
Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,619
Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,305
Arlington County VA GO	5.000%	8/15/25	2,445	3,021
Arlington County VA GO	4.000%	6/15/32	8,590	10,837
Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	5.000%	7/15/23	1,600	1,692
Chesapeake VA GO	5.000%	8/1/26	3,670	4,679
Chesapeake VA GO	5.000%	8/1/29	3,045	3,993
Commonwealth of Virginia GO	4.000%	6/1/24	10,145	11,239
Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/22	8,045	8,879
Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/24	5,195	6,200
Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/33	2,000	2,364
Fairfax County VA GO	5.000%	10/1/20	6,000	6,046
Fairfax County VA GO	5.000%	10/1/21	1,075	1,136
Fairfax County VA GO	5.000%	10/1/21	4,315	4,559
Fairfax County VA GO	5.000%	10/1/23	10,000	11,534
Fairfax County VA GO	4.000%	10/1/25	4,000	4,727
Fairfax County VA GO	5.000%	10/1/25	4,000	4,794
Fairfax County VA GO	5.000%	10/1/25	5,000	6,158
Fairfax County VA GO	5.000%	10/1/26	4,285	5,136
Fairfax County VA GO	4.000%	10/1/27	1,505	1,801
Fairfax County VA GO	5.000%	10/1/28	4,630	6,289
Fairfax County VA GO	4.000%	10/1/30	11,420	13,896
Fairfax County VA GO	5.000%	10/1/30	6,000	7,986
Fairfax County VA GO	4.000%	10/1/31	11,420	13,831
Fairfax County VA GO	5.000%	10/1/31	8,075	10,692
Fairfax County VA GO	4.000%	10/1/32	10,000	12,046
Fairfax County VA GO	5.000%	10/1/33	9,630	12,954

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Fairfax County VA GO	5.000%	10/1/38	5,730	7,787
Fairfax County Water Authority Water Revenue, Prere.	5.000%	4/1/22	2,500	2,701
Farmville IDA Local or Guaranteed Housing Revenue (Longwood University Student Project)	5.000%	1/1/28	2,065	2,332
Farmville IDA Local or Guaranteed Housing Revenue (Longwood University Student Project)	5.000%	1/1/29	2,165	2,466
Farmville IDA Local or Guaranteed Housing Revenue (Longwood University Student Project)	5.000%	1/1/30	1,275	1,444
Farmville IDA Local or Guaranteed Housing Revenue (Longwood University Student Project)	5.000%	1/1/31	2,390	2,692
Farmville IDA Local or Guaranteed Housing Revenue (Longwood University Student Project)	5.000%	1/1/32	2,510	2,813
Farmville IDA Local or Guaranteed Housing Revenue (Longwood University Student Project)	5.000%	1/1/33	2,635	2,935
Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/23	2,500	2,807
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/37	7,260	9,223
Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	46,500	50,665
Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	270	276
Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/28	3,205	4,039
Henrico County VA Water & Sewer Water Revenue	3.000%	5/1/33	3,345	3,837
Loudoun County VA GO	5.000%	12/1/25	10,100	12,635
Loudoun County VA GO	3.000%	12/1/32	7,535	8,640
Loudoun County VA GO	3.000%	12/1/33	7,535	8,600
Loudoun County VA GO	3.000%	12/1/34	3,770	4,290
Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,720	1,790
Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,750	1,831
Newport News VA GO	5.000%	8/1/29	2,970	3,873
Newport News VA GO	4.000%	2/1/30	1,000	1,255
Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/28	4,500	5,865
Norfolk VA GO	5.000%	9/1/25	2,750	3,274
Norfolk VA GO	5.000%	8/1/30	2,360	3,151
Norfolk VA GO	5.000%	8/1/31	3,800	5,047
Norfolk VA GO	5.000%	8/1/32	3,700	4,883
Norfolk VA GO	5.000%	8/1/33	4,195	5,507
Norfolk VA GO	5.000%	8/1/36	5,475	7,118
Norfolk VA GO, Prere.	5.000%	9/1/24	5,485	6,551
Norfolk VA GO, Prere.	5.000%	9/1/24	4,410	5,267
Norfolk VA GO, Prere.	5.000%	9/1/24	5,345	6,383
Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,389
Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,389
Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,583

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,583
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,389
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,583
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,583
	Norfolk VA GO, Prere.	5.000%	8/1/28	5,725	7,832
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,000	5,472
	Norfolk VA GO, Prere.	5.000%	8/1/28	6,655	9,104
	Norfolk VA GO, Prere.	5.000%	8/1/28	7,005	9,583
	Norfolk VA GO, Prere.	5.000%	8/1/28	2,140	2,928
	Norfolk VA Water Revenue	5.000%	11/1/25	15,935	19,853
	Norfolk VA Water Revenue	5.000%	11/1/26	8,705	11,172
	Norfolk VA Water Revenue	5.000%	11/1/33	3,760	4,824
	Norfolk VA Water Revenue	5.000%	11/1/34	2,800	3,584
	Norfolk VA Water Revenue	5.000%	11/1/35	1,975	2,519
	Norfolk VA Water Revenue	5.000%	11/1/36	2,075	2,638
	Norfolk VA Water Revenue	5.000%	11/1/37	2,180	2,765
[5]	Peninsula Town Center Community Development Authority	4.500%	9/1/28	725	742
[5]	Peninsula Town Center Community Development Authority	5.000%	9/1/37	1,750	1,819
	Richmond VA GO	5.000%	3/1/24	1,100	1,290
	Richmond VA GO	5.000%	3/1/25	2,535	3,085
	Richmond VA GO	5.000%	3/1/26	3,440	4,327
	Richmond VA GO	5.000%	3/1/31	1,100	1,576
	Richmond VA GO, Prere.	5.000%	3/1/23	7,685	8,638
	Richmond VA GO, Prere.	5.000%	3/1/23	9,120	10,251
	Richmond VA GO, Prere.	5.000%	3/1/23	4,525	5,086
	Richmond VA Public Utility Water Revenue	5.000%	1/15/28	4,000	4,970
	Richmond VA Public Utility Water Revenue	5.000%	1/15/29	10,010	12,430
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,500	2,599
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	3,040	3,292
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,400	1,511
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,475	1,588
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	700	845
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,520	1,819
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,550	1,849
	Salem VA GO	5.000%	5/1/28	2,450	3,245
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	1,000	1,181
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,700	2,057
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	1,500	1,799
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	1,550	1,853
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,171

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/34	2,500	2,921
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/35	2,500	2,913
Upper Occoquan Sewage Authority Sewer Revenue	4.000%	7/1/32	1,180	1,356
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	755	864
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,126
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,155	1,289
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,210	1,348
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	725	806
Virginia Beach VA GO	4.000%	9/15/20	6,195	6,222
Virginia Beach VA GO	5.000%	5/1/22	4,300	4,664
Virginia Beach VA GO	5.000%	5/1/23	4,300	4,873
Virginia Beach VA GO	5.000%	5/1/24	4,300	5,075
Virginia Beach VA Water & Sewer System Water Revenue	5.000%	10/1/25	2,750	3,409
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/22	1,045	1,121
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	2,495	3,024
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	19,695	23,869
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	30,045	37,581
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/27	5,000	6,245
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/30	4,080	4,772
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/31	4,300	5,010
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/32	18,335	20,652
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/32	20,225	23,464
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	18,750	21,031
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/33	21,035	24,300
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/34	7,000	7,819
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	9,775	10,882
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	7,115	7,921
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	8,690	9,635
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/37	13,000	14,362
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/24	20,605	24,063

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/25	21,385	25,918
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/29	16,065	19,222
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/34	24,410	28,590
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/21	5,840	5,980
Virginia College Building Authority College & University Revenue	5.000%	9/1/20	3,715	3,729
Virginia College Building Authority College & University Revenue	5.000%	9/1/22	16,895	18,598
Virginia College Building Authority College & University Revenue	5.000%	9/1/27	6,085	7,695
Virginia College Building Authority College & University Revenue	4.000%	9/1/30	4,515	5,347
Virginia College Building Authority College & University Revenue	3.000%	9/1/36	3,000	3,264
Virginia College Building Authority College & University Revenue	4.000%	9/1/36	6,500	7,778
Virginia College Building Authority College & University Revenue, ETM	5.000%	9/1/22	1,105	1,212
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/23	3,520	3,994
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/23	10,020	11,371
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/24	6,845	8,079
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	4,370	5,347
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	3,015	3,808
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	4,565	5,766
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	4,605	5,991
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	5,250	6,893
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	6,155	8,053
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/30	10,190	12,198
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	10,600	12,631
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	7,000	7,865
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/32	11,020	13,061
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/32	11,855	13,737
Virginia Commonwealth Transportation Board Appropriations Revenue	3.000%	5/15/33	5,310	5,980
Virginia Commonwealth Transportation Board Appropriations Revenue	3.000%	5/15/34	5,470	6,154
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	8,790	10,450
Virginia Commonwealth Transportation Board Appropriations Revenue	3.000%	5/15/35	8,250	9,246

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	10,000	11,728
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	8,085	9,581
Virginia Commonwealth Transportation Board Appropriations Revenue, Prere.	5.000%	5/15/21	13,765	14,289
Virginia Commonwealth Transportation Board Appropriations Revenue, Prere.	5.000%	5/15/21	30,140	31,287
Virginia Commonwealth Transportation Board Appropriations Revenue, Prere.	5.000%	5/15/22	21,000	22,810
Virginia Commonwealth Transportation Board Appropriations Revenue, Prere.	5.000%	5/15/22	12,560	13,643
Virginia Commonwealth Transportation Board Appropriations Revenue, Prere.	5.000%	5/15/22	10,000	10,862
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/21	2,000	2,108
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/26	9,230	11,600
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/27	3,585	4,516
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/29	8,465	10,635
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/30	2,000	2,505
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/22	2,000	2,157
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	15,155	18,752
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	15,055	18,920
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/26	10,160	12,961
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/27	13,110	16,974
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	10,040	13,189
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/28	12,075	15,779
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	2,790	3,074
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	5,040	5,553
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	2,100	2,314
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	1,800	1,983
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	5,035	5,548
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	2,000	2,204
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	5,260	5,796
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,000	2,290

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,895	2,170
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,000	3,423
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,800	2,054
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,985	3,398
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,500	1,707
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/20	8,715	8,715
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/20	7,660	7,660
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/21	9,165	9,611
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/21	8,055	8,447
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	8,500	10,136
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	3,535	4,488
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	5,920	7,159
Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/32	6,100	8,242
Virginia Public School Authority Appropriations Revenue	5.000%	4/15/24	10,000	11,777
Virginia Public School Authority Lease Revenue	4.000%	8/1/20	8,000	8,000
Virginia Public School Authority Lease Revenue	5.000%	8/1/22	25,225	27,689
Virginia Public School Authority Lease Revenue	5.000%	8/1/23	12,240	14,026
Virginia Public School Authority Lease Revenue	5.000%	8/1/24	6,400	7,624
Virginia Public School Authority Lease Revenue	5.000%	8/1/25	2,235	2,752
Virginia Public School Authority Lease Revenue	5.000%	8/1/25	6,420	7,923
Virginia Public School Authority Lease Revenue	5.000%	8/1/25	5,770	7,121
Virginia Public School Authority Lease Revenue	5.000%	3/1/26	5,125	6,427
Virginia Public School Authority Lease Revenue	3.000%	8/1/26	11,935	13,129
Virginia Public School Authority Lease Revenue	5.000%	8/1/29	8,500	10,791
Virginia Public School Authority Lease Revenue	4.000%	3/1/31	5,795	7,071
Virginia Public School Authority Lease Revenue	3.000%	8/1/31	6,010	6,660
Virginia Public School Authority Lease Revenue	5.000%	8/1/31	4,630	6,300
Virginia Public School Authority Lease Revenue	4.000%	3/1/32	5,795	7,030
Virginia Public School Authority Lease Revenue	5.000%	8/1/32	4,775	6,452
Virginia Public School Authority Lease Revenue	3.000%	10/1/33	5,455	6,261
Virginia Public School Authority Lease Revenue	3.000%	10/1/34	5,455	6,242
Virginia Public School Authority Lease Revenue	3.000%	8/1/35	3,750	4,209
Virginia Public School Authority Miscellaneous Revenue	5.000%	3/1/22	3,780	4,070
Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/30	230	254
Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/32	140	154
Virginia Resources Authority Miscellaneous Revenue, Prere.	5.000%	11/1/22	7,245	8,019
Virginia Resources Authority Miscellaneous Revenue, Prere.	5.000%	11/1/22	4,255	4,710

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Resources Authority Water Revenue	5.000%	10/1/22	8,500	9,389
Virginia Resources Authority Water Revenue	5.000%	10/1/22	7,870	8,693
Virginia Resources Authority Water Revenue	5.000%	10/1/23	6,005	6,924
Virginia Resources Authority Water Revenue	5.000%	10/1/23	9,985	11,513
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	5,000	5,789
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,000	6,930
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	5,000	5,749
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/40	23,070	24,391
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	3,000	3,551
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	2,155	2,541
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,500	2,935
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,000	3,512
				1,748,867
Washington (2.7%)
Auburn School District No. 408 of King & Pierce Counties GO	5.000%	12/1/35	2,000	2,539
Bellevue WA GO	5.000%	12/1/37	6,265	6,761
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/25	1,100	1,359
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	1,320	1,673
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	1,220	1,541
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	1,300	1,639
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	2,580	3,237
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/31	1,605	2,004
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	2,690	3,340
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	2,580	3,191
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	4,805	5,927
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/36	6,420	7,866
Clark County School District No. 117 Camas GO	5.000%	12/1/32	8,000	10,256
Clark County School District No. 37 Vancouver GO	5.000%	12/1/32	4,000	5,341
Clark County School District No. 37 Vancouver GO	5.000%	12/1/33	2,510	3,333
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/22	3,420	3,734
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/23	3,825	4,358
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/24	1,590	1,885
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/25	15,050	18,480
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/26	10,000	10,418

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/30	6,000	7,007
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/31	10,150	11,819
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/32	5,025	5,830
Energy Northwest Natural Gas Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/25	5,445	6,686
Energy Northwest Natural Gas Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	21,295	26,970
Energy Northwest Natural Gas Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/27	17,190	22,405
Energy Northwest Natural Gas Revenue (Project No. 3)	5.000%	7/1/28	13,010	15,264
Energy Northwest Natural Gas Revenue (Project No. 3)	5.000%	7/1/28	6,030	7,825
Energy Northwest Nuclear Revenue	4.000%	7/1/23	5,725	6,357
Energy Northwest Nuclear Revenue	5.000%	7/1/24	1,840	2,181
Energy Northwest Nuclear Revenue	5.000%	7/1/24	5,520	6,543
Energy Northwest Nuclear Revenue	5.000%	7/1/27	38,590	48,643
Energy Northwest Nuclear Revenue	5.000%	7/1/30	3,250	3,925
Energy Northwest Nuclear Revenue	5.000%	7/1/31	1,010	1,216
Energy Northwest Nuclear Revenue	5.000%	7/1/33	8,575	10,877
Energy Northwest Nuclear Revenue	5.000%	7/1/34	6,115	7,739
Energy Northwest Nuclear Revenue	5.000%	7/1/35	26,210	33,065
Energy Northwest Nuclear Revenue	5.000%	7/1/38	42,585	55,937
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	2,355	2,983
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	19,010	22,345
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	8,530	9,259
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/27	1,055	1,256
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/28	1,000	1,186
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/29	1,200	1,420
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/30	1,575	1,859
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/31	1,625	1,917
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/40	13,000	13,923
King County School District No. 401 Highline GO	5.000%	12/1/24	7,105	7,884
King County School District No. 401 Highline GO	5.000%	12/1/25	13,000	14,419
King County School District No. 403 Renton GO	4.000%	12/1/34	1,460	1,818
King County School District No. 405 Bellevue GO	5.000%	12/1/22	3,035	3,374
King County School District No. 405 Bellevue GO	5.000%	12/1/23	4,200	4,866
King County School District No. 405 Bellevue GO, Prere.	5.000%	6/1/21	16,505	17,161
King County School District No. 405 Bellevue GO, Prere.	5.000%	6/1/21	17,335	18,024
King County School District No. 405 Bellevue GO, Prere.	5.000%	6/1/21	18,200	18,923

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
King County School District No. 411 Issaquah GO	4.000%	12/1/28	11,910	13,029
King County School District No. 411 Issaquah GO	5.000%	12/1/28	2,055	2,613
King County School District No. 411 Issaquah GO	4.000%	12/1/32	3,300	3,839
King County School District No. 414 Lake Washington GO	5.000%	12/1/20	5,615	5,704
King County School District No. 414 Lake Washington GO	5.000%	12/1/21	14,785	15,738
King County WA GO, Prere.	5.000%	7/1/22	4,140	4,522
King County WA Sewer Revenue	4.000%	7/1/30	5,255	5,901
King County WA Sewer Revenue	4.000%	7/1/32	5,460	6,375
King County WA Sewer Revenue	4.000%	7/1/32	7,225	8,049
King County WA Sewer Revenue	4.000%	7/1/33	12,500	14,535
King County WA Sewer Revenue	4.000%	7/1/35	3,000	3,450
Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/32	1,025	1,234
Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/34	1,555	1,853
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/33	3,640	4,110
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/34	3,675	4,119
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/35	1,165	1,294
North Thurston Public Schools GO	5.000%	12/1/28	1,000	1,351
Pierce County School District No. 10 Tacoma GO	5.000%	12/1/20	3,700	3,759
Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	2,500	3,122
Pierce County School District No. 3 Puyallup GO	5.000%	12/1/25	6,500	7,211
Pierce County School District No. 320 Sumner GO	5.000%	12/1/28	10,575	13,650
Pierce County School District No. 320 Sumner GO	4.000%	12/1/29	965	1,137
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/32	1,455	1,740
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/34	3,080	3,659
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/35	2,615	3,096
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	12/1/20	3,200	3,250
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	6/1/22	2,000	2,004
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	12/1/22	5,525	5,602
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/25	1,785	2,112
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/25	1,515	1,767
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/26	2,960	3,595
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/26	1,055	1,224
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/27	1,000	1,158
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/27	8,650	9,343

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	1,780	2,060
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/28	7,485	8,084
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/29	2,025	2,334
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/30	5,000	5,737
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	6/1/30	6,000	6,011
Seattle Port WA Port, Airport & Marina Revenue	5.000%	8/1/30	8,000	8,627
Seattle Port WA Port, Airport & Marina Revenue	5.000%	8/1/31	5,560	5,987
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	10/1/35	1,000	1,163
Seattle WA Water System Water Revenue	5.000%	9/1/23	14,315	15,748
Seattle WA Water System Water Revenue	5.000%	5/1/24	12,610	14,851
Seattle WA Water System Water Revenue	4.000%	5/1/31	1,805	2,065
Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	2,295	2,528
Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	3,760	4,202
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/29	3,700	4,305
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/30	3,000	3,486
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/31	3,650	4,235
Snohomish County WA GO	4.000%	12/1/26	3,515	3,854
Spokane WA Water & Wastewater Water Revenue	3.000%	12/1/26	2,900	3,205
Thurston County School District No. 111 Olympia GO	4.000%	12/1/32	3,150	3,767
University of Washington College & University Revenue	5.000%	7/1/27	6,935	7,524
University of Washington College & University Revenue	5.000%	4/1/28	10,195	10,495
University of Washington College & University Revenue	5.000%	7/1/28	11,490	12,447
University of Washington College & University Revenue	5.000%	7/1/29	7,500	8,113
University of Washington College & University Revenue	5.000%	4/1/30	9,315	9,589
University of Washington College & University Revenue	5.000%	7/1/30	10,495	11,334
University of Washington College & University Revenue	5.000%	4/1/31	10,500	10,809
University of Washington College & University Revenue	5.000%	4/1/32	11,375	11,709
University of Washington College & University Revenue	5.000%	7/1/32	5,000	5,395
Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/27	1,410	1,679
Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/29	1,535	1,820
Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/31	2,165	2,561
Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/32	1,460	1,728
Washington GO	5.000%	8/1/21	5,600	5,871

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	5.000%	7/1/22	10,015	10,946
	Washington GO	5.000%	7/1/22	20,110	21,980
	Washington GO	5.000%	7/1/22	23,575	25,767
	Washington GO	5.000%	8/1/22	5,470	6,000
	Washington GO	5.000%	7/1/23	10,025	10,951
	Washington GO	5.000%	8/1/23	5,435	5,959
	Washington GO	5.000%	7/1/24	5,135	5,603
	Washington GO	5.000%	7/1/24	3,025	3,589
	Washington GO	5.000%	8/1/24	2,375	2,714
	Washington GO	5.000%	7/1/25	3,505	3,822
	Washington GO	5.000%	7/1/25	50,585	59,891
	Washington GO	5.000%	8/1/25	5,260	5,755
	Washington GO	5.000%	8/1/25	10,000	12,342
	Washington GO	5.000%	8/1/25	9,200	11,354
	Washington GO	5.000%	6/1/26	3,070	3,885
	Washington GO	5.000%	8/1/26	6,175	6,751
	Washington GO	5.000%	8/1/26	12,370	15,730
	Washington GO	5.000%	8/1/26	8,850	11,242
	Washington GO	4.000%	7/1/27	27,500	29,291
	Washington GO	5.000%	7/1/27	8,655	10,387
	Washington GO	5.000%	7/1/27	14,900	17,881
	Washington GO	5.000%	7/1/27	5,010	6,012
	Washington GO	5.000%	8/1/27	7,495	9,187
	Washington GO	5.000%	8/1/27	14,675	19,184
[6]	Washington GO	5.000%	6/1/28	3,400	4,414
	Washington GO	4.000%	7/1/28	10,000	10,641
	Washington GO	4.000%	7/1/28	26,080	27,896
	Washington GO	5.000%	7/1/28	19,745	23,686
	Washington GO	5.000%	8/1/28	7,050	8,630
	Washington GO	5.000%	8/1/28	20,210	24,740
	Washington GO	5.000%	6/1/29	10,545	10,946
[6]	Washington GO	5.000%	6/1/29	3,215	4,285
	Washington GO	4.000%	7/1/29	9,000	9,847
	Washington GO	5.000%	2/1/30	8,545	9,856
	Washington GO	5.000%	2/1/30	13,740	16,461
[6]	Washington GO	5.000%	6/1/30	2,800	3,819
	Washington GO	5.000%	7/1/30	8,015	9,564
	Washington GO	5.000%	7/1/30	6,975	8,580
	Washington GO	5.000%	8/1/30	11,495	14,859
	Washington GO	5.000%	6/1/31	5,250	5,450
[6]	Washington GO	5.000%	6/1/31	2,400	3,254
	Washington GO	4.000%	7/1/31	23,685	26,717
	Washington GO	5.000%	7/1/31	3,000	3,568
	Washington GO	5.000%	7/1/31	12,950	15,404
	Washington GO	5.000%	8/1/31	13,860	16,220
	Washington GO	5.000%	8/1/31	13,085	16,836
	Washington GO	5.000%	8/1/31	32,640	41,997
	Washington GO	5.000%	6/1/32	5,500	5,709
[6]	Washington GO	5.000%	6/1/32	3,070	4,133
	Washington GO	5.000%	8/1/32	29,775	33,641
	Washington GO	5.000%	8/1/32	26,770	34,250
	Washington GO	5.000%	8/1/33	6,800	7,674
	Washington GO	5.000%	8/1/33	5,020	6,216
[6]	Washington GO	5.000%	6/1/34	4,000	5,336
	Washington GO	5.000%	8/1/34	11,640	13,118
	Washington GO	5.000%	8/1/34	5,015	6,183
[6]	Washington GO	5.000%	6/1/35	2,500	3,322
	Washington GO	5.000%	8/1/35	2,530	3,109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Washington GO	5.000%	6/1/36	3,800	5,028
	Washington GO	5.000%	8/1/36	10,000	12,939
[6]	Washington GO	5.000%	6/1/37	4,500	5,934
	Washington GO	5.000%	8/1/37	10,005	12,910
	Washington GO	5.000%	8/1/37	15,000	17,349
[6]	Washington GO	5.000%	6/1/38	3,000	3,944
	Washington GO	5.000%	8/1/38	18,960	24,401
	Washington GO	5.000%	8/1/38	16,840	19,448
[6]	Washington GO	5.000%	6/1/39	3,250	4,261
	Washington GO	5.000%	8/1/39	6,090	7,417
	Washington GO, Prere.	5.000%	2/1/21	10,000	10,240
	Washington GO, Prere.	5.000%	2/1/21	9,650	9,881
	Washington GO, Prere.	5.000%	2/1/22	6,170	6,616
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,500	1,697
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,710	1,954
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,055	2,343
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,070	1,324
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,675	3,089
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,095	1,358
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,675	2,078
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,275	2,630
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,550	1,968
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	250	315
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,045	1,187
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,160	2,488
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,000	2,534
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,530	3,205
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	4,600	5,301
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,195	1,525
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	325	418
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,085	2,725
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,755	2,016
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,425	4,427
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,500	4,524
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	2,871
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	544
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	4,000	5,206

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,600	4,624
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,595	2,967
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,845	2,325
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	433
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	5,179
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,250	2,560
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,280	1,602
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	225	298
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	2,800	3,251
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,200	2,790
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,190	3,610
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,785	4,064
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,750	2,206
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,365	3,793
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	600	784
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	2,010	2,524
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	500	651
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	9,480	11,593
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	400	519
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	19,390	23,661
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	500	646
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	2,105	2,614
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	4,415	5,483
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	9,680	11,819
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	750	965
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,370	2,930
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	4,000	4,946
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,000	1,282
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	4,500	5,550
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	1,200	1,534

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,000	1,275
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/21	2,750	2,855
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	7,000	7,930
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	7,150	8,320
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	8,000	9,526
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/32	1,275	1,588
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/33	1,435	1,778
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/34	2,225	2,749
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/36	1,000	1,225
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/37	2,200	2,687
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/38	1,175	1,431
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/39	1,225	1,487
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/40	1,000	1,211
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/34	3,000	3,340
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/35	4,370	4,850
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/36	4,545	5,028
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	2,560	2,850
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/36	545	618
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/37	945	1,068
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/38	1,030	1,161
Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/28	1,675	1,761
Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/33	3,340	3,467

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	4.500%	7/1/28	965	987
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/38	830	844
	Washington State University College & University Revenue	5.000%	10/1/28	3,070	3,221
	Washington State University College & University Revenue	5.000%	10/1/28	1,000	1,334
	Washington State University College & University Revenue	5.000%	10/1/29	3,070	3,219
	Washington State University College & University Revenue	5.000%	10/1/30	3,140	3,288
	Washington State University College & University Revenue	5.000%	10/1/31	3,170	3,317
	Washington University System College & University Revenue	5.000%	12/1/28	955	1,209
					2,047,762
West Virginia (0.6%)
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,285	1,427
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,105	2,332
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (University of Rochester Project)	5.000%	7/1/30	1,425	1,573
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/21	11,210	11,790
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/22	5,160	5,671
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/25	4,130	5,064
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/26	6,465	8,167
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/27	4,710	6,104
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/32	3,000	3,781
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/33	3,025	3,795
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	4,100	4,298
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/26	5,340	6,652
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/28	5,890	7,542
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/29	5,000	6,380
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/32	7,025	8,276
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/33	7,300	8,548
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/35	7,900	9,183
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/36	8,215	9,512
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	7,000	8,080
	West Virginia GO	5.000%	12/1/33	10,035	13,057
	West Virginia GO	5.000%	12/1/35	16,375	21,171

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
West Virginia GO	5.000%	6/1/36	14,890	19,217
West Virginia GO	5.000%	6/1/37	2,905	3,738
West Virginia GO	5.000%	12/1/37	16,020	21,033
West Virginia GO	5.000%	6/1/38	13,920	18,250
West Virginia GO	5.000%	12/1/38	16,835	22,042
West Virginia GO	5.000%	6/1/39	17,255	22,562
West Virginia GO	5.000%	12/1/39	17,685	23,096
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/25	2,000	2,151
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/26	2,425	2,954
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/27	1,500	1,612
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/27	1,545	1,927
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/28	2,000	2,149
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/28	1,530	1,900
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/29	2,000	2,149
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/29	1,670	2,067
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/31	1,720	2,106
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/32	1,910	2,326
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/33	2,070	2,509
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/35	2,410	2,905
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/36	2,860	3,436
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/37	2,975	3,565
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,075	3,526
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,990	3,411
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,575	2,919
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,460	1,786
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,170	3,580
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,190	1,486
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,525	3,964
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	5,810	6,597
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	6,260	7,680
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	3,220	3,896
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	3,335	3,752
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	2,500	3,014
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	8,750	9,771

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,250	2,694
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	4,540	5,024
[4]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.160%	8/6/20	6,650	6,650
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/32	1,100	1,434
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/34	2,020	2,608
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/35	1,010	1,299
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/36	2,030	2,602
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/37	1,500	1,917
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/26	2,590	3,256
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/27	2,720	3,517
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/28	2,855	3,778
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/21	3,000	3,167
	West Virginia University College & University Revenue PUT	5.000%	10/1/29	23,125	29,908
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/27	2,745	3,232
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/31	3,435	4,027
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/33	3,690	4,314
					450,906
Wisconsin (1.6%)
	Central Brown County Water Authority Water Revenue	5.000%	11/1/30	1,890	2,225
	Central Brown County Water Authority Water Revenue	5.000%	11/1/31	2,000	2,354
	Central Brown County Water Authority Water Revenue	5.000%	11/1/32	2,000	2,351
	Central Brown County Water Authority Water Revenue	5.000%	11/1/33	1,500	1,761
	Central Brown County Water Authority Water Revenue	5.000%	11/1/34	1,500	1,759
	Central Brown County Water Authority Water Revenue	5.000%	11/1/35	1,500	1,755
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,560	4,310
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,685	4,461
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,825	4,630
	Madison WI Area Technical College GO	5.000%	3/1/22	4,055	4,366
	Madison WI Area Technical College GO	5.000%	3/1/23	4,345	4,877
	Madison WI Area Technical College GO	4.000%	3/1/24	4,590	5,200
	Madison WI Area Technical College GO	4.000%	3/1/25	3,000	3,500
	Madison WI Area Technical College GO	4.000%	3/1/27	5,340	6,538
	Madison WI Area Technical College GO	4.000%	3/1/28	5,530	6,793
	Madison WI GO	3.000%	10/1/21	8,045	8,313

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Madison WI GO	4.000%	10/1/26	6,540	7,904
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/33	5,280	6,191
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/34	11,690	13,666
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/35	15,110	17,616
	Milwaukee Metropolitan Sewerage District GO	5.250%	10/1/22	2,690	2,985
	Milwaukee WI GO	4.000%	4/1/32	6,100	7,138
	Milwaukee WI GO	3.000%	4/1/33	4,825	5,284
	Milwaukee WI GO	3.000%	4/1/34	4,825	5,250
	Neenah Joint School District GO	3.000%	3/1/30	4,600	5,265
	Neenah Joint School District GO	3.000%	3/1/32	1,500	1,688
[5]	Public Finance Authority Charter School Aid Revenue	4.500%	1/1/35	1,500	1,514
	Public Finance Authority College & University Revenue	5.250%	10/1/31	1,000	1,150
	Public Finance Authority College & University Revenue	5.250%	10/1/33	1,140	1,294
	Public Finance Authority College & University Revenue	5.250%	10/1/38	3,500	3,906
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	2,130	2,522
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	6,285	7,405
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	4,875	5,722
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,695	5,331
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	6,955	8,143
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	2,595	2,981
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,000	1,281
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	4,295	5,016
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,475	1,710
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	750	979
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	7,675	8,936
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,585	3,005
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	750	973
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	725	935
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	500	640
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	5,895	6,931
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	600	765
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	700	889
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	730	923
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	1,005	1,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,100	1,382
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,180	1,478
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/40	1,145	1,431
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.170%	8/3/20	21,350	21,350
	Verona Area School District GO	5.000%	4/1/26	3,485	4,350
	West De Pere School District GO	5.000%	4/1/30	3,820	5,007
	West De Pere School District GO	4.000%	4/1/31	3,245	3,917
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	5,230	6,210
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/25	5,500	6,763
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/26	5,775	7,318
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	7,020	8,797
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	13,325	17,056
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	6,000	7,484
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/32	7,740	9,619
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/33	8,125	10,076
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/34	4,440	5,191
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/34	8,530	10,556
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/35	3,700	4,319
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/37	3,085	3,595
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/22	5,000	5,461
	Wisconsin Environmental Improvement Fund Lease Revenue	5.000%	6/1/35	6,435	7,769
	Wisconsin GO	5.000%	11/1/23	2,620	3,032
	Wisconsin GO	5.000%	5/1/26	9,000	10,149
	Wisconsin GO	5.000%	5/1/26	5,840	7,387
	Wisconsin GO	5.000%	5/1/27	4,000	4,775
[6]	Wisconsin GO	5.000%	5/1/28	4,500	5,803
	Wisconsin GO	5.000%	11/1/28	30,170	39,218
	Wisconsin GO	5.000%	5/1/29	16,840	20,375
	Wisconsin GO	5.000%	5/1/29	5,055	5,669
[6]	Wisconsin GO	5.000%	5/1/29	4,000	5,292
	Wisconsin GO	5.000%	11/1/29	3,210	4,157
	Wisconsin GO	5.000%	5/1/30	7,760	9,353
[6]	Wisconsin GO	5.000%	5/1/30	3,000	4,059
[6]	Wisconsin GO	5.000%	5/1/31	2,000	2,686
	Wisconsin GO	5.000%	11/1/31	5,000	6,416
	Wisconsin GO	4.000%	5/1/32	12,500	15,130
	Wisconsin GO	5.000%	5/1/32	5,025	6,030
	Wisconsin GO	5.000%	5/1/32	9,870	12,934
	Wisconsin GO	4.000%	5/1/33	11,520	13,876
	Wisconsin GO	5.000%	5/1/33	10,475	12,920
	Wisconsin GO	5.000%	5/1/33	10,340	13,476

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin GO	5.000%	5/1/34	5,000	5,995
Wisconsin GO	5.000%	5/1/34	12,500	15,386
Wisconsin GO	5.000%	5/1/34	11,020	13,564
Wisconsin GO	5.000%	5/1/34	11,905	15,123
Wisconsin GO	5.000%	5/1/34	7,000	9,096
Wisconsin GO	4.000%	11/1/34	4,000	4,799
Wisconsin GO	5.000%	5/1/35	13,090	15,688
Wisconsin GO	5.000%	5/1/35	15,040	18,465
Wisconsin GO	5.000%	5/1/35	10,600	13,014
Wisconsin GO	5.000%	5/1/36	24,590	29,459
Wisconsin GO	5.000%	5/1/36	21,325	25,547
Wisconsin GO	5.000%	5/1/36	15,830	19,376
Wisconsin GO	5.000%	5/1/36	11,195	13,702
Wisconsin GO	5.000%	5/1/36	14,385	18,162
Wisconsin GO	5.000%	5/1/37	12,500	15,741
Wisconsin GO	5.000%	5/1/38	11,000	13,820
Wisconsin GO, Prere.	5.000%	5/1/21	10,425	10,802
Wisconsin GO, Prere.	5.000%	5/1/22	1,400	1,518
Wisconsin GO, Prere.	5.000%	5/1/22	2,060	2,234
Wisconsin GO, Prere.	5.000%	5/1/22	1,715	1,860
Wisconsin GO, Prere.	5.000%	5/1/22	110	119
Wisconsin GO, Prere.	5.000%	5/1/22	40	43
Wisconsin GO, Prere.	5.000%	5/1/22	7,405	8,029
Wisconsin GO, Prere.	5.000%	5/1/22	2,835	3,074
Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	700	758
Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/28	1,865	2,006
Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/29	1,500	1,611
Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/29	1,950	2,343
Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/30	1,660	1,780
Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/34	11,035	13,408
Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/35	6,365	7,711
Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/26	1,000	1,231
Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/27	850	1,075
Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/28	900	1,168
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,310	2,618
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,435	2,841
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,500	2,991
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	940	1,125
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	880	1,092

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,685	2,002
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,855	2,344
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	975	1,241
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	770	941
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	150	188
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,235	1,250
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	835	1,060
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	1,400	1,742
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	12,130	14,005
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	175	224
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,175	1,460
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	800	1,012
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/29	1,000	1,217
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	12,020	13,844
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	200	261
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,410	1,747
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/30	8,305	9,809
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,225	2,549
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	275	357
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/31	6,000	7,044
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,650	1,885

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	300	386
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/31	1,555	2,005
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	4,200	4,905
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/32	5,345	6,231
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	8,045	9,239
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	660	843
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/32	2,235	2,855
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	4,000	4,883
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,870	1,844
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	450	478
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,300	1,476
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	50,545	57,850
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/33	2,945	3,742
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	6,845	8,323
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,260	1,429
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	38,835	44,356
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	700	887
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	3,450	4,369
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,450	6,601
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	17,075	19,447
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/35	2,540	2,970

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	4,715	5,396
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,460	5,334
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/36	2,605	3,034
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,910	6,734
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.125%	8/1/38	4,780	4,641
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/38	5,225	6,049
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	11/15/39	9,600	11,094
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/21	34,255	35,522
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.260%	8/6/20	10,890	10,890
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	5,950	6,513
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/23	2,715	3,117
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/32	4,000	4,504
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/33	3,550	3,997
					1,240,763
Wyoming (0.0%)
	Lincoln County WY Resource Recovery Revenue VRDO	0.140%	8/3/20	5,350	5,350
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	24,000	24,993
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/25	1,000	1,195
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/28	1,025	1,287
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/29	1,040	1,301
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/31	1,105	1,372
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/32	1,050	1,298
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/35	1,450	1,773
					38,569
Total Tax-Exempt Municipal Bonds (Cost $71,243,441)					76,103,236

		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
[14]	Vanguard Municipal Cash Management Fund (Cost $752,086)	0.180%	7,520,144	752,165
Total Investments (99.8%) (Cost $71,995,527)				76,855,401
Other Assets and Liabilities—Net (0.2%)				163,190
Net Assets (100%)				77,018,591
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
4	Scheduled principal and interest payments are guaranteed by bank letter of credit.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate value was $1,244,507,000, representing 1.6% of net assets.
6	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2020.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Securities with a value of $2,676,000 have been segregated as initial margin for open futures contracts.
9	Step bond.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
11	Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
13	Scheduled principal and interest payments are guaranteed by bank letter of credit.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2020	(800)	(127,400)	(1,078)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	76,103,236	—	76,103,236
Temporary Cash Investments	752,165	—	—	752,165
Total	752,165	76,103,236	—	76,855,401
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	62	—	—	62
1	Represents variation margin on the last day of the reporting period.